SEPARATE ACCOUNT FP

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company and the Contractowners of Separate Account FP

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account FP indicated in the table below as of December 31, 2023, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account FP as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES (1)	EQ/LARGE CAP VALUE MANAGED VOLATILITY (1)
1290 VT DOUBLELINE OPPORTUNISTIC BOND (1)	EQ/LAZARD EMERGING MARKETS EQUITY (1)
1290 VT EQUITY INCOME (1)	EQ/LOOMIS SAYLES GROWTH (1)
1290 VT GAMCO MERGERS & ACQUISITIONS (1)	EQ/MFS INTERNATIONAL GROWTH (1)
1290 VT GAMCO SMALL COMPANY VALUE (1)	EQ/MFS INTERNATIONAL INTRINSIC VALUE (1)
1290 VT MULTI-ALTERNATIVE STRATEGIES (1)	EQ/MFS MID CAP FOCUSED GROWTH (1)
1290 VT NATURAL RESOURCES (1)	EQ/MFS TECHNOLOGY (1)
1290 VT REAL ESTATE (1)	EQ/MFS UTILITIES SERIES (1)
1290 VT SMALL CAP VALUE (1)	EQ/MID CAP INDEX (1)
1290 VT SMARTBETA EQUITY ESG (1)	EQ/MID CAP VALUE MANAGED VOLATILITY (1)
1290 VT SOCIALLY RESPONSIBLE (1)	EQ/MODERATE ALLOCATION (1)
AB VPS DISCOVERY VALUE PORTFOLIO (2)	EQ/MODERATE GROWTH STRATEGY (1)
AB VPS RELATIVE VALUE PORTFOLIO (2)	EQ/MODERATE-PLUS ALLOCATION (1)
AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO (2)	EQ/MONEY MARKET (1)
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND (1)	EQ/MORGAN STANLEY SMALL CAP GROWTH (1)
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND (1)	EQ/PIMCO GLOBAL REAL RETURN (1)
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND® (1)	EQ/PIMCO REAL RETURN (1)
BLACKROCK GLOBAL ALLOCATION V.I. FUND (1)	EQ/PIMCO TOTAL RETURN ESG (1)
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO (1)	EQ/PIMCO ULTRA SHORT BOND (1)
DELAWARE IVY VIP HIGH INCOME (1)	EQ/QUALITY BOND PLUS (1)
EQ/400 MANAGED VOLATILITY (1)	EQ/SMALL COMPANY INDEX (1)
EQ/500 MANAGED VOLATILITY (1)	EQ/T. ROWE PRICE HEALTH SCIENCES (1)
EQ/2000 MANAGED VOLATILITY (1)	EQ/VALUE EQUITY (1)
EQ/AB SMALL CAP GROWTH (1)	EQ/WELLINGTON ENERGY (1)
EQ/AB SUSTAINABLE U.S. THEMATIC (2)	EQUITABLE CONSERVATIVE GROWTH MF/ETF (1)
EQ/AGGRESSIVE ALLOCATION (1)	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO (1)
EQ/ALL ASSET GROWTH ALLOCATION (1)	FIDELITY® VIP EQUITY-INCOME PORTFOLIO (1)
EQ/AMERICAN CENTURY MID CAP VALUE (1)	FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO (1)
EQ/BALANCED STRATEGY (1)	FIDELITY® VIP GROWTH & INCOME PORTFOLIO (1)
EQ/CAPITAL GROUP RESEARCH (1)	FIDELITY® VIP HIGH INCOME PORTFOLIO (1)
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG (1)	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO (1)
EQ/COMMON STOCK INDEX (1)	FIDELITY® VIP MID CAP PORTFOLIO (1)
EQ/CONSERVATIVE ALLOCATION (1)	FIDELITY® VIP VALUE PORTFOLIO (1)
EQ/CONSERVATIVE GROWTH STRATEGY (1)	FIDELITY® VIP VALUE STRATEGIES PORTFOLIO (1)
EQ/CONSERVATIVE STRATEGY (1)	FRANKLIN SMALL CAP VALUE VIP FUND (1)
EQ/CONSERVATIVE-PLUS ALLOCATION (1)	INVESCO V.I. DIVERSIFIED DIVIDEND FUND (1)
EQ/CORE BOND INDEX (1)	INVESCO V.I. MAIN STREET MID CAP FUND (1)
EQ/CORE PLUS BOND (1)	INVESCO V.I. SMALL CAP EQUITY FUND (1)
EQ/EMERGING MARKETS EQUITY PLUS (1)	JANUS HENDERSON BALANCED PORTFOLIO (1)
EQ/EQUITY 500 INDEX (1)	LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO (1)
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP (1)	MFS® INVESTORS TRUST SERIES (1)

FSA-2

EQ/FRANKLIN RISING DIVIDENDS (1)	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO (1)
EQ/GLOBAL EQUITY MANAGED VOLATILITY (1)	MULTIMANAGER AGGRESSIVE EQUITY (1)
EQ/GOLDMAN SACHS MID CAP VALUE (1)	MULTIMANAGER CORE BOND (1)
EQ/GROWTH STRATEGY (1)	MULTIMANAGER TECHNOLOGY (1)
EQ/INTERMEDIATE GOVERNMENT BOND (1)	NATURAL RESOURCES PORTFOLIO (1)
EQ/INTERNATIONAL CORE MANAGED VOLATILITY (1)	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO (1)
EQ/INTERNATIONAL EQUITY INDEX (1)	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO (3)
EQ/INTERNATIONAL MANAGED VOLATILITY (1)	T. ROWE PRICE EQUITY INCOME PORTFOLIO (1)
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY (1)	T. ROWE PRICE MID-CAP GROWTH PORTFOLIO (3)
EQ/INVESCO COMSTOCK (1)	TARGET 2015 ALLOCATION (1)
EQ/INVESCO GLOBAL (1)	TARGET 2025 ALLOCATION (1)
EQ/INVESCO GLOBAL REAL ASSETS (1)	TARGET 2035 ALLOCATION (1)
EQ/JANUS ENTERPRISE (1)	TARGET 2045 ALLOCATION (1)
EQ/JPMORGAN GROWTH STOCK (1)	TARGET 2055 ALLOCATION (1)
EQ/JPMORGAN VALUE OPPORTUNITIES (1)	TEMPLETON DEVELOPING MARKETS VIP FUND (1)
EQ/LARGE CAP CORE MANAGED VOLATILITY (1)	TEMPLETON GLOBAL BOND VIP FUND (1)
EQ/LARGE CAP GROWTH INDEX (1)	VANECK VIP GLOBAL RESOURCES FUND (1)
EQ/LARGE CAP GROWTH MANAGED VOLATILITY (1)	VANGUARD VARIABLE INSURANCE FUND EQUITY INDEX PORTFOLIO (1)
EQ/LARGE CAP VALUE INDEX (1)

(1)  Statement of operations for the year ended December 31, 2023 and statement of changes in net assets for the years ended December 31, 2023 and 2022

(2)  Statement of operations for the year ended December 31, 2023 and statement of changes in net assets for the year ended December 31, 2023 and the period May 23, 2022 (commencement of operations) through December 31, 2022

(3)  Statement of operations for the year ended December 31, 2023 and statement of changes in net assets for the year ended December 31, 2023 and the period November 14, 2022 (commencement of operations) through December 31, 2022

Basis for Opinions

These financial statements are the responsibility of Equitable Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account FP based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Separate Account FP in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023, by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, North Carolina

April 12, 2024

We have served as the auditor of one or more of the variable investment options of Separate Account FP since 1993.

FSA-3

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2023

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT MULTI- ALTERNATIVE STRATEGIES*
Assets:
Investments in shares of the Portfolios, at fair value	$5,524,005	$8,181,397	$24,353,047	$16,303,274	$251,005,610	$350,386
Receivable for shares of the Portfolios sold	—	28,078	—	34,042	128,354	—
Receivable for policy-related transactions	323	—	21,447	—	—	93

Total assets	5,524,328	8,209,475	24,374,494	16,337,316	251,133,964	350,479

Liabilities:
Payable for shares of the Portfolios purchased	159	—	21,447	—	—	—
Payable for policy-related transactions	—	27,708	—	34,252	133,238	—

Total liabilities	159	27,708	21,447	34,252	133,238	—

Net Assets	$5,524,169	$8,181,767	$24,353,047	$16,303,064	$251,000,726	$350,479

Net Assets:
Accumulation unit values	$5,524,169	$8,181,767	$24,346,612	$16,303,064	$250,990,401	$350,479
Retained by Equitable Financial in Separate Account FP	—	—	6,435	—	10,325	—

Total Net Assets	$5,524,169	$8,181,767	$24,353,047	$16,303,064	$251,000,726	$350,479

Investments in shares of the Portfolios, at cost	$5,831,035	$8,453,168	$23,439,482	$16,506,317	$216,816,793	$353,003

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-4

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	AB VPS DISCOVERY VALUE PORTFOLIO**
Assets:
Investments in shares of the Portfolios, at fair value	$1,534,432	$1,322,805	$38,673,459	$15,467,280	$7,564,854	$217,035
Receivable for shares of the Portfolios sold	—	—	9,313	—	—	—
Receivable for policy-related transactions	82,552	407	—	8,450	993	119

Total assets	1,616,984	1,323,212	38,682,772	15,475,730	7,565,847	217,154

Liabilities:
Payable for shares of the Portfolios purchased	82,134	89	—	9,205	993	—
Payable for policy-related transactions	—	—	8,918	—	—	—

Total liabilities	82,134	89	8,918	9,205	993	—

Net Assets	$1,534,850	$1,323,123	$38,673,854	$15,466,525	$7,564,854	$217,154

Net Assets:
Accumulation unit values	$1,534,850	$1,323,123	$38,536,143	$15,466,525	$7,234,709	$217,154
Retained by Equitable Financial in Separate Account FP	—	—	137,711	—	330,145	—

Total Net Assets	$1,534,850	$1,323,123	$38,673,854	$15,466,525	$7,564,854	$217,154

Investments in shares of the Portfolios, at cost	$1,526,719	$1,256,720	$37,753,431	$14,301,956	$6,833,649	$204,423

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-5

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	AB VPS RELATIVE VALUE PORTFOLIO**	AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO**	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	BLACKROCK GLOBAL ALLOCATION V.I. FUND
Assets:
Investments in shares of the Portfolios, at fair value	$178,878	$84,454	$5,764,989	$18,474,355	$50,756,821	$6,213,916
Receivable for shares of the Portfolios sold	—	—	—	—	—	73,778
Receivable for policy-related transactions	146	87	716	17,420	82,962	—

Total assets	179,024	84,541	5,765,705	18,491,775	50,839,783	6,287,694

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	17,251	81,292	—
Payable for policy-related transactions	—	—	—	—	—	76,003

Total liabilities	—	—	—	17,251	81,292	76,003

Net Assets	$179,024	$84,541	$5,765,705	$18,474,524	$50,758,491	$6,211,691

Net Assets:
Accumulation unit values	$179,024	$84,541	$5,765,705	$18,474,524	$50,758,491	$6,211,691

Total Net Assets	$179,024	$84,541	$5,765,705	$18,474,524	$50,758,491	$6,211,691

Investments in shares of the Portfolios, at cost	$177,652	$80,451	$5,682,478	$22,646,587	$52,153,765	$6,637,294

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-6

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	DELAWARE IVY VIP HIGH INCOME	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB SMALL CAP GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$2,636,381	$51,478,609	$6,225,553	$26,193,499	$7,401,441	$234,707,181
Receivable for policy-related transactions	7,381	32,971	2,456	3,622	290	59,165

Total assets	2,643,762	51,511,580	6,228,009	26,197,121	7,401,731	234,766,346

Liabilities:
Payable for shares of the Portfolios purchased	7,100	32,420	2,402	3,622	251	64,839

Total liabilities	7,100	32,420	2,402	3,622	251	64,839

Net Assets	$2,636,662	$51,479,160	$6,225,607	$26,193,499	$7,401,480	$234,701,507

Net Assets:
Accumulation unit values	$2,636,662	$51,479,160	$6,225,607	$26,193,317	$7,401,480	$234,642,538
Retained by Equitable Financial in Separate Account FP	—	—	—	182	—	58,969

Total Net Assets	$2,636,662	$51,479,160	$6,225,607	$26,193,499	$7,401,480	$234,701,507

Investments in shares of the Portfolios, at cost	$2,758,547	$54,605,990	$6,227,829	$24,868,015	$8,096,068	$261,433,680

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-7

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/AB SUSTAINABLE U.S. THEMATIC*	EQ/AGGRESSIVE ALLOCATION*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/CAPITAL GROUP RESEARCH*
Assets:
Investments in shares of the Portfolios, at fair value	$58,269	$179,079,431	$39,759,420	$105,771,760	$45,004,714	$158,796,235
Receivable for shares of the Portfolios sold	—	512,314	—	—	—	—
Receivable for policy-related transactions	28	—	4,840	3,630	688	17,338

Total assets	58,297	179,591,745	39,764,260	105,775,390	45,005,402	158,813,573

Liabilities:
Payable for shares of the Portfolios purchased	—	—	5,062	8,102	688	19,399
Payable for policy-related transactions	—	518,135	—	—	—	—

Total liabilities	—	518,135	5,062	8,102	688	19,399

Net Assets	$58,297	$179,073,610	$39,759,198	$105,767,288	$45,004,714	$158,794,174

Net Assets:
Accumulation unit values	$58,297	$179,015,790	$39,759,198	$105,437,123	$44,957,842	$158,432,969
Retained by Equitable Financial in Separate Account FP	—	57,820	—	330,165	46,872	361,205

Total Net Assets	$58,297	$179,073,610	$39,759,198	$105,767,288	$45,004,714	$158,794,174

Investments in shares of the Portfolios, at cost	$53,884	$195,559,152	$43,906,138	$109,267,091	$45,018,121	$141,264,430

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-8

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIV E-PLUS ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$115,949,477	$2,068,519,715	$17,962,716	$8,323,693	$2,981,916	$29,861,876
Receivable for shares of the Portfolios sold	25,675	—	14,060	—	—	—
Receivable for policy-related transactions	—	—	—	—	—	1,240

Total assets	115,975,152	2,068,519,715	17,976,776	8,323,693	2,981,916	29,863,116

Liabilities:
Payable for shares of the Portfolios purchased	—	89,472	—	—	—	5,145
Payable for policy-related transactions	34,068	382,311	15,381	—	—	—

Total liabilities	34,068	471,783	15,381	—	—	5,145

Net Assets	$115,941,084	$2,068,047,932	$17,961,395	$8,323,693	$2,981,916	$29,857,971

Net Assets:
Accumulation unit values	$115,826,469	$2,063,735,479	$17,961,395	$8,323,686	$2,981,916	$29,766,336
Accumulation nonunitized	—	3,012,923	—	—	—	—
Retained by Equitable Financial in Separate Account FP	114,615	1,299,530	—	7	—	91,635

Total Net Assets	$115,941,084	$2,068,047,932	$17,961,395	$8,323,693	$2,981,916	$29,857,971

Investments in shares of the Portfolios, at cost	$99,115,937	$1,327,929,636	$19,976,634	$8,686,429	$3,149,578	$33,881,107

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-9

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN RISING DIVIDENDS*
Assets:
Investments in shares of the Portfolios, at fair value	$93,485,895	$116,629,077	$2,378,240	$1,580,869,710	$164,552,500	$89,856,780
Receivable for shares of the Portfolios sold	—	—	—	3,498,642	107,417	5,742
Receivable for policy-related transactions	130,022	530	393	—	—	—

Total assets	93,615,917	116,629,607	2,378,633	1,584,368,352	164,659,917	89,862,522

Liabilities:
Payable for shares of the Portfolios purchased	129,662	7,836	89	—	—	—
Payable for policy-related transactions	—	—	—	3,495,985	114,712	4,842

Total liabilities	129,662	7,836	89	3,495,985	114,712	4,842

Net Assets	$93,486,255	$116,621,771	$2,378,544	$1,580,872,367	$164,545,205	$89,857,680

Net Assets:
Accumulation unit values	$93,486,208	$116,439,026	$2,378,544	$1,580,388,126	$164,539,426	$89,856,120
Accumulation nonunitized	—	130,872	—	469,987	—	—
Retained by Equitable Financial in Separate Account FP	47	51,873	—	14,254	5,779	1,560

Total Net Assets	$93,486,255	$116,621,771	$2,378,544	$1,580,872,367	$164,545,205	$89,857,680

Investments in shares of the Portfolios, at cost	$100,094,284	$128,264,550	$2,392,847	$1,078,094,383	$128,043,670	$65,721,620

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-10

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$139,222,330	$17,409,440	$88,355,330	$49,025,224	$58,489,079	$348,087,920
Receivable for shares of the Portfolios sold	10,962	—	—	—	1,565	—
Receivable for policy-related transactions	—	29,844	4,919	79,266	—	—

Total assets	139,233,292	17,439,284	88,360,249	49,104,490	58,490,644	348,087,920

Liabilities:
Payable for shares of the Portfolios purchased	—	29,844	4,919	80,292	—	124,068
Payable for policy-related transactions	20,600	—	—	—	5,179	16,563

Total liabilities	20,600	29,844	4,919	80,292	5,179	140,631

Net Assets	$139,212,692	$17,409,440	$88,355,330	$49,024,198	$58,485,465	$347,947,289

Net Assets:
Accumulation unit values	$139,141,748	$17,396,508	$88,355,316	$48,967,039	$58,387,002	$347,695,590
Accumulation nonunitized	—	—	—	41,900	—	249,326
Retained by Equitable Financial in Separate Account FP	70,944	12,932	14	15,259	98,463	2,373

Total Net Assets	$139,212,692	$17,409,440	$88,355,330	$49,024,198	$58,485,465	$347,947,289

Investments in shares of the Portfolios, at cost	$133,758,038	$17,130,640	$84,539,210	$52,148,791	$54,054,859	$304,101,499

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-11

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*	EQ/JANUS ENTERPRISE*
Assets:
Investments in shares of the Portfolios, at fair value	$7,445,751	$78,038,619	$39,686,905	$1,929,905	$50,533,082	$96,944,445
Receivable for shares of the Portfolios sold	—	—	24,354	—	—	—
Receivable for policy-related transactions	81	193	—	1,049	2,492	3,395

Total assets	7,445,832	78,038,812	39,711,259	1,930,954	50,535,574	96,947,840

Liabilities:
Payable for shares of the Portfolios purchased	68	1,779	—	—	6,431	6,989
Payable for policy-related transactions	—	—	24,892	—	—	—

Total liabilities	68	1,779	24,892	—	6,431	6,989

Net Assets	$7,445,764	$78,037,033	$39,686,367	$1,930,954	$50,529,143	$96,940,851

Net Assets:
Accumulation unit values	$7,445,764	$77,946,738	$39,671,258	$1,930,539	$50,524,061	$96,711,236
Retained by Equitable Financial in Separate Account FP	—	90,295	15,109	415	5,082	229,615

Total Net Assets	$7,445,764	$78,037,033	$39,686,367	$1,930,954	$50,529,143	$96,940,851

Investments in shares of the Portfolios, at cost	$6,978,977	$71,782,590	$36,918,204	$1,676,494	$51,114,092	$95,091,851

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-12

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/JPMORGAN GROWTH STOCK*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$201,450,818	$117,155,594	$45,222,787	$300,709,548	$361,740,013	$54,068,785
Receivable for shares of the Portfolios sold	13,207	41,326	11,811	432,187	197,140	34,507
Receivable for policy-related transactions	24,835	—	—	—	—	—

Total assets	201,488,860	117,196,920	45,234,598	301,141,735	361,937,153	54,103,292

Liabilities:
Payable for policy-related transactions	—	46,809	41,534	443,115	197,577	72,402

Total liabilities	—	46,809	41,534	443,115	197,577	72,402

Net Assets	$201,488,860	$117,150,111	$45,193,064	$300,698,620	$361,739,576	$54,030,890

Net Assets:
Accumulation unit values	$201,214,989	$116,983,482	$45,100,071	$300,541,195	$361,324,175	$54,024,198
Retained by Equitable Financial in Separate Account FP	273,871	166,629	92,993	157,425	415,401	6,692

Total Net Assets	$201,488,860	$117,150,111	$45,193,064	$300,698,620	$361,739,576	$54,030,890

Investments in shares of the Portfolios, at cost	$201,187,814	$117,520,239	$44,046,017	$235,745,314	$363,525,269	$51,584,812

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-13

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$402,530,286	$63,812,904	$73,739,669	$112,224,843	$141,505,585	$62,839,380
Receivable for shares of the Portfolios sold	—	5,580	26,774	37,120	94,012	189,776
Receivable for policy-related transactions	—	2,494	—	—	—	—

Total assets	402,530,286	63,820,978	73,766,443	112,261,963	141,599,597	63,029,156

Liabilities:
Payable for shares of the Portfolios purchased	14,939	—	—	—	—	—
Payable for policy-related transactions	10,729	—	29,197	43,834	81,763	189,413

Total liabilities	25,668	—	29,197	43,834	81,763	189,413

Net Assets	$402,504,618	$63,820,978	$73,737,246	$112,218,129	$141,517,834	$62,839,743

Net Assets:
Accumulation unit values	$402,101,846	$63,796,842	$73,733,959	$112,218,129	$141,505,759	$62,839,743
Accumulation nonunitized	134,894	—	—	—	—	—
Retained by Equitable Financial in Separate Account FP	267,878	24,136	3,287	—	12,075	—

Total Net Assets	$402,504,618	$63,820,978	$73,737,246	$112,218,129	$141,517,834	$62,839,743

Investments in shares of the Portfolios, at cost	$339,665,265	$63,382,661	$67,627,239	$114,136,879	$129,394,591	$53,474,706

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-14

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$81,914,638	$4,266,686	$220,024,853	$193,485,369	$710,437,183	$143,509,470
Receivable for shares of the Portfolios sold	38,717	18,364	111,365	111,010	—	—
Receivable for policy-related transactions	—	—	—	—	409,943	814

Total assets	81,953,355	4,285,050	220,136,218	193,596,379	710,847,126	143,510,284

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	4,770	803
Payable for policy-related transactions	35,740	18,165	120,213	112,800	—	—

Total liabilities	35,740	18,165	120,213	112,800	4,770	803

Net Assets	$81,917,615	$4,266,885	$220,016,005	$193,483,579	$710,842,356	$143,509,481

Net Assets:
Accumulation unit values	$81,915,190	$4,266,885	$220,010,141	$193,409,255	$709,201,292	$143,509,470
Accumulation nonunitized	—	—	—	—	1,598,201	—
Retained by Equitable Financial in Separate Account FP	2,425	—	5,864	74,324	42,863	11

Total Net Assets	$81,917,615	$4,266,885	$220,016,005	$193,483,579	$710,842,356	$143,509,481

Investments in shares of the Portfolios, at cost	$69,274,625	$4,613,307	$208,870,725	$170,798,028	$805,958,778	$144,866,038

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-15

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN ESG*
Assets:
Investments in shares of the Portfolios, at fair value	$477,500,287	$497,206,786	$36,427,065	$704,430	$33,724,931	$73,507,104
Receivable for shares of the Portfolios sold	—	—	—	5,976	—	162,346
Receivable for policy-related transactions	784,038	—	16,766	—	30,689	—

Total assets	478,284,325	497,206,786	36,443,831	710,406	33,755,620	73,669,450

Liabilities:
Payable for shares of the Portfolios purchased	716,730	8,864,259	15,637	—	33,004	—
Payable for policy-related transactions	—	15,484,349	—	5,796	—	162,550

Total liabilities	716,730	24,348,608	15,637	5,796	33,004	162,550

Net Assets	$477,567,595	$472,858,178	$36,428,194	$704,610	$33,722,616	$73,506,900

Net Assets:
Accumulation unit values	$477,491,543	$473,638,591	$36,428,194	$704,610	$33,708,955	$73,506,900
Accumulation nonunitized	—	223,999	—	—	—	—
Retained by Equitable Financial in Separate Account FP	76,052	(1,004,412)	—	—	13,661	—

Total Net Assets	$477,567,595	$472,858,178	$36,428,194	$704,610	$33,722,616	$73,506,900

Investments in shares of the Portfolios, at cost	$542,251,160	$497,207,171	$47,871,967	$757,567	$36,968,673	$83,554,250

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-16

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/VALUE EQUITY*	EQ/WELLINGTON ENERGY*
Assets:
Investments in shares of the Portfolios, at fair value	$40,779,192	$36,707,024	$154,067,319	$18,203,519	$226,114,474	$24,574,499
Receivable for shares of the Portfolios sold	—	—	—	31,501	4,388	15,421
Receivable for policy-related transactions	53	34,129	109,634	—	—	—

Total assets	40,779,245	36,741,153	154,176,953	18,235,020	226,118,862	24,589,920

Liabilities:
Payable for shares of the Portfolios purchased	17	6,264	91,776	—	—	—
Payable for policy-related transactions	—	—	—	29,393	10,782	17,243

Total liabilities	17	6,264	91,776	29,393	10,782	17,243

Net Assets	$40,779,228	$36,734,889	$154,085,177	$18,205,627	$226,108,080	$24,572,677

Net Assets:
Accumulation unit values	$40,778,974	$36,646,578	$154,051,383	$18,205,627	$225,984,844	$24,559,805
Accumulation nonunitized	—	18,242	—	—	—	—
Retained by Equitable Financial in Separate Account FP	254	70,069	33,794	—	123,236	12,872

Total Net Assets	$40,779,228	$36,734,889	$154,085,177	$18,205,627	$226,108,080	$24,572,677

Investments in shares of the Portfolios, at cost	$41,220,253	$40,532,813	$159,672,459	$17,823,818	$210,629,172	$22,430,833

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-17

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	FIDELITY® VIP EQUITY-INCOME PORTFOLIO	FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY® VIP GROWTH & INCOME PORTFOLIO	FIDELITY® VIP HIGH INCOME PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$15,880,481	$3,304,387	$7,388,774	$2,276,000	$34,927,966	$3,600,948
Receivable for policy-related transactions	1,011	30	—	—	36,700	133,652

Total assets	15,881,492	3,304,417	7,388,774	2,276,000	34,964,666	3,734,600

Liabilities:
Payable for shares of the Portfolios purchased	573	—	2,102	100	34,180	133,822
Payable for policy-related transactions	—	—	1,202	145	—	—

Total liabilities	573	—	3,304	245	34,180	133,822

Net Assets	$15,880,919	$3,304,417	$7,385,470	$2,275,755	$34,930,486	$3,600,778

Net Assets:
Accumulation unit values	$15,880,919	$3,304,417	$7,378,643	$2,275,755	$34,930,486	$3,600,778
Retained by Equitable Financial in Separate Account FP	—	—	6,827	—	—	—

Total Net Assets	$15,880,919	$3,304,417	$7,385,470	$2,275,755	$34,930,486	$3,600,778

Investments in shares of the Portfolios, at cost	$15,853,449	$3,069,467	$7,247,355	$2,276,000	$31,594,976	$3,875,411

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-18

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO	FIDELITY® VIP VALUE PORTFOLIO	FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	FRANKLIN SMALL CAP VALUE VIP FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND
Assets:
Investments in shares of the Portfolios, at fair value	$19,889,185	$43,737,908	$6,387,094	$1,212,826	$27,528,529	$12,360,731
Receivable for shares of the Portfolios sold	—	53,239	—	—	—	—
Receivable for policy-related transactions	219,371	—	2,553	—	1,971	4,987

Total assets	20,108,556	43,791,147	6,389,647	1,212,826	27,530,500	12,365,718

Liabilities:
Payable for shares of the Portfolios purchased	219,777	—	13,472	—	1,663	4,826
Payable for policy-related transactions	—	13,568	—	335	—	—

Total liabilities	219,777	13,568	13,472	335	1,663	4,826

Net Assets	$19,888,779	$43,777,579	$6,376,175	$1,212,491	$27,528,837	$12,360,892

Net Assets:
Accumulation unit values	$19,888,779	$43,713,714	$6,359,571	$1,212,315	$27,528,837	$12,360,892
Retained by Equitable Financial in Separate Account FP	—	63,865	16,604	176	—	—

Total Net Assets	$19,888,779	$43,777,579	$6,376,175	$1,212,491	$27,528,837	$12,360,892

Investments in shares of the Portfolios, at cost	$22,209,522	$43,759,450	$5,830,054	$1,160,255	$28,467,908	$13,584,922

The accompanying notes are an integral part of these financial statements.

FSA-19

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	JANUS HENDERSON BALANCED PORTFOLIO	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$4,468,955	$8,550,631	$1,837,022	$2,838,201	$4,501,290	$11,906,406
Receivable for shares of the Portfolios sold	2,691	—	—	78	20	—
Receivable for policy-related transactions	—	2,326	363	334	—	531

Total assets	4,471,646	8,552,957	1,837,385	2,838,613	4,501,310	11,906,937

Liabilities:
Payable for shares of the Portfolios purchased	—	2,603	—	—	—	531
Payable for policy-related transactions	2,677	—	—	—	20	—

Total liabilities	2,677	2,603	—	—	20	531

Net Assets	$4,468,969	$8,550,354	$1,837,385	$2,838,613	$4,501,290	$11,906,406

Net Assets:
Accumulation unit values	$4,468,969	$8,550,354	$1,837,385	$2,838,613	$4,501,235	$11,905,979
Retained by Equitable Financial in Separate Account FP	—	—	—	—	55	427

Total Net Assets	$4,468,969	$8,550,354	$1,837,385	$2,838,613	$4,501,290	$11,906,406

Investments in shares of the Portfolios, at cost	$4,591,531	$9,335,237	$1,723,377	$2,939,453	$4,346,935	$12,084,953

The accompanying notes are an integral part of these financial statements.

FSA-20

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	NATURAL RESOURCES PORTFOLIO	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$634,233,734	$54,560,348	$260,832,873	$3,993,329	$18,479,224	$1,009,421
Receivable for shares of the Portfolios sold	465,276	356,064	96,461	102,659	—	—
Receivable for policy-related transactions	—	—	—	—	2,801	11,474

Total assets	634,699,010	54,916,412	260,929,334	4,095,988	18,482,025	1,020,895

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	3,663	11,255
Payable for policy-related transactions	706,574	357,655	84,154	102,818	—	—

Total liabilities	706,574	357,655	84,154	102,818	3,663	11,255

Net Assets	$633,992,436	$54,558,757	$260,845,180	$3,993,170	$18,478,362	$1,009,640

Net Assets:
Accumulation unit values	$632,776,774	$54,539,531	$260,615,796	$3,993,170	$18,476,295	$1,009,640
Accumulation nonunitized	843,855	—	—	—	—	—
Retained by Equitable Financial in Separate Account FP	371,807	19,226	229,384	—	2,067	—

Total Net Assets	$633,992,436	$54,558,757	$260,845,180	$3,993,170	$18,478,362	$1,009,640

Investments in shares of the Portfolios, at cost	$471,282,583	$60,965,615	$253,254,937	$3,573,973	$24,014,478	$895,107

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-21

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	T. ROWE PRICE EQUITY INCOME PORTFOLIO	T. ROWE PRICE MID-CAP GROWTH PORTFOLIO	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$23,582,364	$610,411	$302,331	$8,050,972	$10,681,822	$8,211,442
Receivable for shares of the Portfolios sold	—	—	79,840	112,636	178,334	5,447
Receivable for policy-related transactions	1,808	245	—	—	—	—

Total assets	23,584,172	610,656	382,171	8,163,608	10,860,156	8,216,889

Liabilities:
Payable for shares of the Portfolios purchased	163	—	—	—	—	—
Payable for policy-related transactions	—	—	79,880	112,768	166,250	5,626

Total liabilities	163	—	79,880	112,768	166,250	5,626

Net Assets	$23,584,009	$610,656	$302,291	$8,050,840	$10,693,906	$8,211,263

Net Assets:
Accumulation unit values	$23,582,358	$610,656	$302,291	$8,050,840	$10,681,902	$8,208,617
Retained by Equitable Financial in Separate Account FP	1,651	—	—	—	12,004	2,646

Total Net Assets	$23,584,009	$610,656	$302,291	$8,050,840	$10,693,906	$8,211,263

Investments in shares of the Portfolios, at cost	$23,283,229	$616,198	$306,732	$8,638,502	$10,408,328	$7,868,168

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-22

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	TARGET 2055 ALLOCATION*	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP GLOBAL RESOURCES FUND	VANGUARD VARIABLE INSURANCE FUND EQUITY INDEX PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$6,606,645	$19,504,266	$39,721,580	$14,882,835	$15,636,601
Receivable for shares of the Portfolios sold	—	—	28,777	2,486	259
Receivable for policy-related transactions	2,297	62,437	—	—	—

Total assets	6,608,942	19,566,703	39,750,357	14,885,321	15,636,860

Liabilities:
Payable for shares of the Portfolios purchased	1,918	62,029	—	—	—
Payable for policy-related transactions	—	—	28,776	2,139	259

Total liabilities	1,918	62,029	28,776	2,139	259

Net Assets	$6,607,024	$19,504,674	$39,721,581	$14,883,182	$15,636,601

Net Assets:
Accumulation unit values	$6,606,677	$19,504,674	$39,721,581	$14,882,044	$15,612,260
Retained by Equitable Financial in Separate Account FP	347	—	—	1,138	24,341

Total Net Assets	$6,607,024	$19,504,674	$39,721,581	$14,883,182	$15,636,601

Investments in shares of the Portfolios, at cost	$6,167,631	$21,927,361	$44,664,472	$13,946,508	$12,663,489

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-23

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held
1290 VT CONVERTIBLE SECURITIES	IB	607,668

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	951,507

1290 VT EQUITY INCOME	IA	903,405

1290 VT EQUITY INCOME	IB	4,127,458

1290 VT GAMCO MERGERS & ACQUISITIONS	IA	107,029

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	1,239,066

1290 VT GAMCO SMALL COMPANY VALUE	IA	179,673

1290 VT GAMCO SMALL COMPANY VALUE	IB	3,408,376

1290 VT MULTI-ALTERNATIVE STRATEGIES	IB	41,537

1290 VT NATURAL RESOURCES	IB	157,274

1290 VT REAL ESTATE	IB	229,236

1290 VT SMALL CAP VALUE	IB	3,662,979

1290 VT SMARTBETA EQUITY ESG	IB	901,573

1290 VT SOCIALLY RESPONSIBLE	IA	56,438

1290 VT SOCIALLY RESPONSIBLE	IB	327,564

AB VPS DISCOVERY VALUE PORTFOLIO	CLASS B	12,445

AB VPS RELATIVE VALUE PORTFOLIO	CLASS B	6,215

AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	CLASS B	2,720

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	CLASS 4	247,000

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	CLASS 4	1,058,096

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	2,034,341

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	476,893

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	116,809

DELAWARE IVY VIP HIGH INCOME	CLASS II	17,450,376

EQ/400 MANAGED VOLATILITY	IB	275,231

EQ/500 MANAGED VOLATILITY	IB	898,039

EQ/2000 MANAGED VOLATILITY	IB	386,564

EQ/AB SMALL CAP GROWTH	IA	8,322,631

EQ/AB SMALL CAP GROWTH	IB	6,636,245

EQ/AB SUSTAINABLE U.S. THEMATIC	IB	5,663

EQ/AGGRESSIVE ALLOCATION	IA	6,684,252

EQ/AGGRESSIVE ALLOCATION	IB	11,476,407

EQ/ALL ASSET GROWTH ALLOCATION	IB	2,242,890

EQ/AMERICAN CENTURY MID CAP VALUE	IB	4,902,858

EQ/BALANCED STRATEGY	IB	2,899,978

EQ/CAPITAL GROUP RESEARCH	IA	896,709

EQ/CAPITAL GROUP RESEARCH	IB	4,446,219

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	IA	1,079,057

The accompanying notes are an integral part of these financial statements.

FSA-24

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Share Class**	Portfolio Shares Held
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	IB	6,754,327

EQ/COMMON STOCK INDEX	IA	39,087,978

EQ/COMMON STOCK INDEX	IB	8,936,000

EQ/CONSERVATIVE ALLOCATION	IA	1,241,953

EQ/CONSERVATIVE ALLOCATION	IB	955,556

EQ/CONSERVATIVE GROWTH STRATEGY	IB	612,071

EQ/CONSERVATIVE STRATEGY	IB	261,724

EQ/CONSERVATIVE-PLUS ALLOCATION	IA	1,546,287

EQ/CONSERVATIVE-PLUS ALLOCATION	IB	2,091,540

EQ/CORE BOND INDEX	IA	2,503,849

EQ/CORE BOND INDEX	IB	7,638,131

EQ/CORE PLUS BOND	IA	18,643,986

EQ/CORE PLUS BOND	IB	14,729,057

EQ/EMERGING MARKETS EQUITY PLUS	IB	270,747

EQ/EQUITY 500 INDEX	IA	12,286,979

EQ/EQUITY 500 INDEX	IB	10,304,958

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	3,212,155

EQ/FRANKLIN RISING DIVIDENDS	IB	1,998,792

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IA	1,964,670

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	6,691,555

EQ/GOLDMAN SACHS MID CAP VALUE	IB	849,320

EQ/GROWTH STRATEGY	IB	4,757,584

EQ/INTERMEDIATE GOVERNMENT BOND	IA	2,894,208

EQ/INTERMEDIATE GOVERNMENT BOND	IB	2,279,111

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IA	1,372,178

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	3,933,501

EQ/INTERNATIONAL EQUITY INDEX	IA	22,680,662

EQ/INTERNATIONAL EQUITY INDEX	IB	9,945,566

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	531,093

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IA	1,334,345

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	4,410,406

EQ/INVESCO COMSTOCK	IA	805,035

EQ/INVESCO COMSTOCK	IB	1,167,296

EQ/INVESCO GLOBAL	IB	72,658

EQ/INVESCO GLOBAL REAL ASSETS	IB	3,356,427

EQ/JANUS ENTERPRISE	IA	2,308,952

EQ/JANUS ENTERPRISE	IB	2,489,014

EQ/JPMORGAN GROWTH STOCK	IA	672,313

EQ/JPMORGAN GROWTH STOCK	IB	2,903,258

The accompanying notes are an integral part of these financial statements.

FSA-25

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Share Class**	Portfolio Shares Held
EQ/JPMORGAN VALUE OPPORTUNITIES	IA	1,416,160

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	4,723,294

EQ/LARGE CAP CORE MANAGED VOLATILITY	IA	658,090

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	3,584,909

EQ/LARGE CAP GROWTH INDEX	IA	1,779,629

EQ/LARGE CAP GROWTH INDEX	IB	12,235,905

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IA	2,202,373

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	10,032,447

EQ/LARGE CAP VALUE INDEX	IA	1,723,669

EQ/LARGE CAP VALUE INDEX	IB	3,709,257

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	14,645,052

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	8,017,624

EQ/LAZARD EMERGING MARKETS EQUITY	IB	3,270,501

EQ/LOOMIS SAYLES GROWTH	IA	2,235,440

EQ/LOOMIS SAYLES GROWTH	IB	4,930,927

EQ/MFS INTERNATIONAL GROWTH	IB	15,381,366

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	4,369,832

EQ/MFS MID CAP FOCUSED GROWTH	IB	3,552,437

EQ/MFS TECHNOLOGY	IB	2,576,401

EQ/MFS UTILITIES SERIES	IB	125,420

EQ/MID CAP INDEX	IA	3,206,954

EQ/MID CAP INDEX	IB	11,191,017

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	10,849,068

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	1,076,595

EQ/MODERATE ALLOCATION	IA	46,221,435

EQ/MODERATE ALLOCATION	IB	13,316,009

EQ/MODERATE GROWTH STRATEGY	IB	8,829,310

EQ/MODERATE-PLUS ALLOCATION	IA	19,058,803

EQ/MODERATE-PLUS ALLOCATION	IB	32,143,300

EQ/MONEY MARKET	IA	393,946,156

EQ/MONEY MARKET	IB	102,947,714

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	5,042,614

EQ/PIMCO GLOBAL REAL RETURN	IB	94,547

EQ/PIMCO REAL RETURN	IB	3,119,443

EQ/PIMCO TOTAL RETURN ESG	IB	7,850,508

EQ/PIMCO ULTRA SHORT BOND	IA	1,437,623

EQ/PIMCO ULTRA SHORT BOND	IB	2,750,160

EQ/QUALITY BOND PLUS	IA	2,518,877

EQ/QUALITY BOND PLUS	IB	2,246,468

The accompanying notes are an integral part of these financial statements.

FSA-26

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Share Class**	Portfolio Shares Held
EQ/SMALL COMPANY INDEX	IA	6,108,067

EQ/SMALL COMPANY INDEX	IB	7,810,945

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	306,666

EQ/VALUE EQUITY	IA	1,981,031

EQ/VALUE EQUITY	IB	8,300,071

EQ/WELLINGTON ENERGY	IB	6,124,944

EQUITABLE CONSERVATIVE GROWTH MF/ETF	IB	1,359,431

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	SERVICE CLASS 2	157,427

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	309,024

FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	SERVICE CLASS 2	2,276,000

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	SERVICE CLASS 2	1,337,212

FIDELITY® VIP HIGH INCOME PORTFOLIO	SERVICE CLASS 2	822,134

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	SERVICE CLASS 2	1,838,187

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	1,260,822

FIDELITY® VIP VALUE PORTFOLIO	SERVICE CLASS 2	341,739

FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	SERVICE CLASS 2	72,407

FRANKLIN SMALL CAP VALUE VIP FUND	CLASS 2	2,074,493

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	515,245

INVESCO V.I. MAIN STREET MID CAP FUND	SERIES II	475,927

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	552,010

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	38,231

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	275,019

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	127,588

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	538,751

MULTIMANAGER AGGRESSIVE EQUITY	IA	8,669,703

MULTIMANAGER AGGRESSIVE EQUITY	IB	852,582

MULTIMANAGER CORE BOND	IA	2,079,822

MULTIMANAGER CORE BOND	IB	4,249,520

MULTIMANAGER TECHNOLOGY	IA	1,345,041

MULTIMANAGER TECHNOLOGY	IB	6,573,144

NATURAL RESOURCES PORTFOLIO	CLASS II	98,698

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	3,384,473

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	CLASS II	23,184

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	854,743

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO	CLASS II	22,591

TARGET 2015 ALLOCATION	IB	44,480

TARGET 2025 ALLOCATION	IB	777,121

TARGET 2035 ALLOCATION	IB	803,139

TARGET 2045 ALLOCATION	IB	581,601

The accompanying notes are an integral part of these financial statements.

FSA-27

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Share Class**	Portfolio Shares Held
TARGET 2055 ALLOCATION	IB	443,386

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	2,369,899

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	3,093,581

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	585,477

VANGUARD VARIABLE INSURANCE FUND EQUITY INDEX PORTFOLIO	COMMON SHARES	256,801

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT CONVERTIBLE SECURITIES+	0.00%	IB	$13.37	129
1290 VT CONVERTIBLE SECURITIES	0.00%	IB	$19.07	53
1290 VT CONVERTIBLE SECURITIES+	0.00%	IB	$138.21	—
1290 VT CONVERTIBLE SECURITIES+	0.00%	IB	$140.06	1
1290 VT CONVERTIBLE SECURITIES	0.00%	IB	$190.74	12
1290 VT CONVERTIBLE SECURITIES	0.60%	IB	$182.16	2

1290 VT DOUBLELINE OPPORTUNISTIC BOND+	0.00%	IB	$9.73	209
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	IB	$10.48	79
1290 VT DOUBLELINE OPPORTUNISTIC BOND+	0.00%	IB	$96.74	2
1290 VT DOUBLELINE OPPORTUNISTIC BOND+	0.00%	IB	$99.08	3
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	IB	$104.80	39
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.60%	IB	$100.69	7

1290 VT EQUITY INCOME	0.00%	IA	$269.76	1
1290 VT EQUITY INCOME	0.60%	IA	$243.97	15
1290 VT EQUITY INCOME	0.80%	IA	$235.90	—
1290 VT EQUITY INCOME	0.90%	IA	$231.97	2
1290 VT EQUITY INCOME+	0.00%	IB	$13.38	25
1290 VT EQUITY INCOME+	0.00%	IB	$142.35	1
1290 VT EQUITY INCOME+	0.00%	IB	$147.82	3
1290 VT EQUITY INCOME	0.00%	IB	$371.71	45
1290 VT EQUITY INCOME	0.60%	IB	$241.12	9

1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IA	$17.43	67
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IA	$174.31	1
1290 VT GAMCO MERGERS & ACQUISITIONS+	0.00%	IB	$11.50	22
1290 VT GAMCO MERGERS & ACQUISITIONS+	0.00%	IB	$117.52	1
1290 VT GAMCO MERGERS & ACQUISITIONS+	0.00%	IB	$118.83	—
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IB	$179.31	11
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IB	$223.64	33
1290 VT GAMCO MERGERS & ACQUISITIONS	0.60%	IB	$162.17	28
1290 VT GAMCO MERGERS & ACQUISITIONS	0.80%	IB	$156.80	—
1290 VT GAMCO MERGERS & ACQUISITIONS	0.90%	IB	$154.19	5

1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IA	$38.65	282
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IA	$386.52	4
1290 VT GAMCO SMALL COMPANY VALUE+	0.00%	IB	$15.30	165
1290 VT GAMCO SMALL COMPANY VALUE+	0.00%	IB	$163.76	20

The accompanying notes are an integral part of these financial statements.

FSA-28

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT GAMCO SMALL COMPANY VALUE+	0.00%	IB	$164.19	9
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$444.01	7
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$679.77	248
1290 VT GAMCO SMALL COMPANY VALUE	0.60%	IB	$401.57	136
1290 VT GAMCO SMALL COMPANY VALUE	0.80%	IB	$388.28	1
1290 VT GAMCO SMALL COMPANY VALUE	0.90%	IB	$381.81	12

1290 VT MULTI-ALTERNATIVE STRATEGIES+	0.00%	IB	$10.25	29
1290 VT MULTI-ALTERNATIVE STRATEGIES+	0.00%	IB	$91.21	1

1290 VT NATURAL RESOURCES+	0.00%	IB	$15.23	68
1290 VT NATURAL RESOURCES+	0.00%	IB	$151.57	2
1290 VT NATURAL RESOURCES+	0.00%	IB	$161.28	1

1290 VT REAL ESTATE+	0.00%	IB	$9.64	105
1290 VT REAL ESTATE+	0.00%	IB	$88.90	3

1290 VT SMALL CAP VALUE+	0.00%	IB	$15.77	46
1290 VT SMALL CAP VALUE+	0.00%	IB	$159.68	4
1290 VT SMALL CAP VALUE+	0.00%	IB	$165.32	4
1290 VT SMALL CAP VALUE	0.00%	IB	$199.94	122
1290 VT SMALL CAP VALUE	0.60%	IB	$195.65	58
1290 VT SMALL CAP VALUE	0.80%	IB	$194.23	—
1290 VT SMALL CAP VALUE	0.90%	IB	$193.53	4

1290 VT SMARTBETA EQUITY ESG+	0.00%	IB	$14.28	85
1290 VT SMARTBETA EQUITY ESG	0.00%	IB	$20.44	133
1290 VT SMARTBETA EQUITY ESG	0.00%	IB	$123.57	—
1290 VT SMARTBETA EQUITY ESG+	0.00%	IB	$147.00	—
1290 VT SMARTBETA EQUITY ESG+	0.00%	IB	$150.52	5
1290 VT SMARTBETA EQUITY ESG	0.00%	IB	$204.43	41
1290 VT SMARTBETA EQUITY ESG	0.60%	IB	$122.71	1
1290 VT SMARTBETA EQUITY ESG	0.60%	IB	$195.23	11
1290 VT SMARTBETA EQUITY ESG	0.80%	IB	$122.43	—
1290 VT SMARTBETA EQUITY ESG	0.90%	IB	$122.29	—

1290 VT SOCIALLY RESPONSIBLE	0.00%	IA	$662.87	1
1290 VT SOCIALLY RESPONSIBLE+	0.00%	IB	$16.35	51
1290 VT SOCIALLY RESPONSIBLE+	0.00%	IB	$172.05	—
1290 VT SOCIALLY RESPONSIBLE+	0.00%	IB	$176.41	3
1290 VT SOCIALLY RESPONSIBLE	0.00%	IB	$415.28	7
1290 VT SOCIALLY RESPONSIBLE	0.60%	IB	$358.61	6
1290 VT SOCIALLY RESPONSIBLE	0.80%	IB	$341.42	—
1290 VT SOCIALLY RESPONSIBLE	0.90%	IB	$333.14	—

AB VPS DISCOVERY VALUE PORTFOLIO+	0.00%	CLASS B	$11.31	16
AB VPS DISCOVERY VALUE PORTFOLIO+	0.00%	CLASS B	$113.14	—

AB VPS RELATIVE VALUE PORTFOLIO+	0.00%	CLASS B	$11.26	11
AB VPS RELATIVE VALUE PORTFOLIO+	0.00%	CLASS B	$112.63	1

AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO+	0.00%	CLASS B	$11.26	5
AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO+	0.00%	CLASS B	$112.61	—

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND+	0.00%	CLASS 4	$10.39	390
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND+	0.00%	CLASS 4	$103.89	17

The accompanying notes are an integral part of these financial statements.

FSA-29

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND+	0.00%	CLASS 4	$12.11	119
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	0.00%	CLASS 4	$19.26	189
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND+	0.00%	CLASS 4	$127.08	—
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND+	0.00%	CLASS 4	$127.68	4
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	0.00%	CLASS 4	$192.57	47
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	0.60%	CLASS 4	$180.62	16
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	0.80%	CLASS 4	$176.79	—
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	0.90%	CLASS 4	$174.91	4

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®+	0.00%	CLASS 4	$12.32	472
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.00%	CLASS 4	$16.49	640
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®+	0.00%	CLASS 4	$129.21	4
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®+	0.00%	CLASS 4	$132.51	9
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.00%	CLASS 4	$164.87	146
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.60%	CLASS 4	$154.64	50
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.80%	CLASS 4	$151.36	—
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.90%	CLASS 4	$149.74	6

BLACKROCK GLOBAL ALLOCATION V.I. FUND+	0.00%	CLASS III	$12.63	60
BLACKROCK GLOBAL ALLOCATION V.I. FUND	0.00%	CLASS III	$20.34	237
BLACKROCK GLOBAL ALLOCATION V.I. FUND+	0.00%	CLASS III	$94.94	3
BLACKROCK GLOBAL ALLOCATION V.I. FUND	0.00%	CLASS III	$203.43	2

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO+	0.00%	CLASS II	$13.25	52
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	0.00%	CLASS II	$18.20	97
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO+	0.00%	CLASS II	$93.87	2

DELAWARE IVY VIP HIGH INCOME+	0.00%	CLASS II	$11.54	355
DELAWARE IVY VIP HIGH INCOME	0.00%	CLASS II	$14.89	577
DELAWARE IVY VIP HIGH INCOME+	0.00%	CLASS II	$115.90	6
DELAWARE IVY VIP HIGH INCOME+	0.00%	CLASS II	$116.19	8
DELAWARE IVY VIP HIGH INCOME	0.00%	CLASS II	$148.88	195
DELAWARE IVY VIP HIGH INCOME	0.60%	CLASS II	$139.64	54
DELAWARE IVY VIP HIGH INCOME	0.80%	CLASS II	$136.68	—
DELAWARE IVY VIP HIGH INCOME	0.90%	CLASS II	$135.22	4

EQ/400 MANAGED VOLATILITY	0.00%	IB	$328.13	12
EQ/400 MANAGED VOLATILITY	0.60%	IB	$302.18	7
EQ/400 MANAGED VOLATILITY	0.90%	IB	$289.94	—

The accompanying notes are an integral part of these financial statements.

FSA-30

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/500 MANAGED VOLATILITY	0.00%	IB	$416.30	47
EQ/500 MANAGED VOLATILITY	0.60%	IB	$383.39	16
EQ/500 MANAGED VOLATILITY	0.80%	IB	$372.96	—
EQ/500 MANAGED VOLATILITY	0.90%	IB	$367.85	1

EQ/2000 MANAGED VOLATILITY	0.00%	IB	$272.60	20
EQ/2000 MANAGED VOLATILITY	0.60%	IB	$251.04	7
EQ/2000 MANAGED VOLATILITY	0.80%	IB	$244.21	—
EQ/2000 MANAGED VOLATILITY	0.90%	IB	$240.87	1

EQ/AB SMALL CAP GROWTH	0.00%	IA	$64.00	177
EQ/AB SMALL CAP GROWTH	0.00%	IA	$841.62	45
EQ/AB SMALL CAP GROWTH	0.60%	IA	$716.82	111
EQ/AB SMALL CAP GROWTH	0.80%	IA	$679.31	2
EQ/AB SMALL CAP GROWTH	0.90%	IA	$661.31	13
EQ/AB SMALL CAP GROWTH+	0.00%	IB	$13.65	332
EQ/AB SMALL CAP GROWTH+	0.00%	IB	$140.66	12
EQ/AB SMALL CAP GROWTH+	0.00%	IB	$145.78	5
EQ/AB SMALL CAP GROWTH	0.00%	IB	$690.82	41
EQ/AB SMALL CAP GROWTH	0.60%	IB	$117.59	—
EQ/AB SMALL CAP GROWTH	0.60%	IB	$531.22	114

EQ/AB SUSTAINABLE U.S. THEMATIC+	0.00%	IB	$11.69	4
EQ/AB SUSTAINABLE U.S. THEMATIC+	0.00%	IB	$116.95	—

EQ/AGGRESSIVE ALLOCATION	0.00%	IA	$39.38	101
EQ/AGGRESSIVE ALLOCATION	0.00%	IA	$236.18	—
EQ/AGGRESSIVE ALLOCATION	0.00%	IA	$391.23	80
EQ/AGGRESSIVE ALLOCATION	0.60%	IA	$346.35	84
EQ/AGGRESSIVE ALLOCATION	0.80%	IA	$332.51	1
EQ/AGGRESSIVE ALLOCATION	0.90%	IA	$325.80	4
EQ/AGGRESSIVE ALLOCATION+	0.00%	IB	$13.71	495
EQ/AGGRESSIVE ALLOCATION+	0.00%	IB	$144.55	—
EQ/AGGRESSIVE ALLOCATION+	0.00%	IB	$145.68	23
EQ/AGGRESSIVE ALLOCATION	0.00%	IB	$383.26	240
EQ/AGGRESSIVE ALLOCATION	0.60%	IB	$339.30	32

EQ/ALL ASSET GROWTH ALLOCATION+	0.00%	IB	$12.61	40
EQ/ALL ASSET GROWTH ALLOCATION	0.00%	IB	$16.09	66
EQ/ALL ASSET GROWTH ALLOCATION+	0.00%	IB	$130.54	—
EQ/ALL ASSET GROWTH ALLOCATION+	0.00%	IB	$132.12	5
EQ/ALL ASSET GROWTH ALLOCATION	0.00%	IB	$222.85	144
EQ/ALL ASSET GROWTH ALLOCATION	0.60%	IB	$205.23	26
EQ/ALL ASSET GROWTH ALLOCATION	0.80%	IB	$199.64	—
EQ/ALL ASSET GROWTH ALLOCATION	0.90%	IB	$196.91	1

EQ/AMERICAN CENTURY MID CAP VALUE+	0.00%	IB	$13.52	297
EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	IB	$36.46	310
EQ/AMERICAN CENTURY MID CAP VALUE+	0.00%	IB	$144.16	4
EQ/AMERICAN CENTURY MID CAP VALUE+	0.00%	IB	$146.77	4
EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	IB	$364.60	135
EQ/AMERICAN CENTURY MID CAP VALUE	0.60%	IB	$335.77	107
EQ/AMERICAN CENTURY MID CAP VALUE	0.80%	IB	$326.63	1
EQ/AMERICAN CENTURY MID CAP VALUE	0.90%	IB	$322.16	11

EQ/BALANCED STRATEGY	0.00%	IB	$210.08	214

The accompanying notes are an integral part of these financial statements.

FSA-31

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/CAPITAL GROUP RESEARCH	0.00%	IA	$72.02	74
EQ/CAPITAL GROUP RESEARCH	0.00%	IA	$623.93	2
EQ/CAPITAL GROUP RESEARCH	0.00%	IA	$847.58	23
EQ/CAPITAL GROUP RESEARCH	0.60%	IA	$512.46	2
EQ/CAPITAL GROUP RESEARCH	0.00%	IB	$643.79	38
EQ/CAPITAL GROUP RESEARCH	0.60%	IB	$556.09	174
EQ/CAPITAL GROUP RESEARCH	0.80%	IB	$529.48	2
EQ/CAPITAL GROUP RESEARCH	0.90%	IB	$516.66	19

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.00%	IA	$73.88	63
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.00%	IA	$695.38	—
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.00%	IA	$980.36	12
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG+	0.00%	IB	$16.70	68
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG+	0.00%	IB	$174.87	1
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG+	0.00%	IB	$178.66	3
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.00%	IB	$560.93	94
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.60%	IB	$469.52	88
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.80%	IB	$461.33	—
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.90%	IB	$450.16	7

EQ/COMMON STOCK INDEX	0.00%	IA	$64.50	206
EQ/COMMON STOCK INDEX	0.00%	IA	$1,330.43	174
EQ/COMMON STOCK INDEX	0.60%	IA	$3,218.86	407
EQ/COMMON STOCK INDEX	0.80%	IA	$760.59	20
EQ/COMMON STOCK INDEX	0.90%	IA	$1,282.57	88
EQ/COMMON STOCK INDEX+	0.00%	IB	$15.95	728
EQ/COMMON STOCK INDEX+	0.00%	IB	$168.26	34
EQ/COMMON STOCK INDEX+	0.00%	IB	$172.14	166
EQ/COMMON STOCK INDEX	0.00%	IB	$415.48	317
EQ/COMMON STOCK INDEX	0.60%	IB	$431.76	474

EQ/CONSERVATIVE ALLOCATION	0.00%	IA	$16.79	128
EQ/CONSERVATIVE ALLOCATION	0.00%	IA	$184.35	21
EQ/CONSERVATIVE ALLOCATION	0.60%	IA	$163.20	22
EQ/CONSERVATIVE ALLOCATION	0.80%	IA	$156.68	—
EQ/CONSERVATIVE ALLOCATION	0.90%	IA	$153.52	3
EQ/CONSERVATIVE ALLOCATION+	0.00%	IB	$10.62	72
EQ/CONSERVATIVE ALLOCATION+	0.00%	IB	$107.06	1
EQ/CONSERVATIVE ALLOCATION+	0.00%	IB	$108.79	2
EQ/CONSERVATIVE ALLOCATION	0.00%	IB	$180.59	28
EQ/CONSERVATIVE ALLOCATION	0.60%	IB	$159.87	10

EQ/CONSERVATIVE GROWTH STRATEGY	0.00%	IB	$186.73	45

EQ/CONSERVATIVE STRATEGY	0.00%	IB	$146.40	20

EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	IA	$21.60	171
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	IA	$228.65	17
EQ/CONSERVATIVE-PLUS ALLOCATION	0.60%	IA	$202.43	24
EQ/CONSERVATIVE-PLUS ALLOCATION	0.80%	IA	$194.33	—
EQ/CONSERVATIVE-PLUS ALLOCATION	0.90%	IA	$190.41	1
EQ/CONSERVATIVE-PLUS ALLOCATION+	0.00%	IB	$11.48	91
EQ/CONSERVATIVE-PLUS ALLOCATION+	0.00%	IB	$117.28	2
EQ/CONSERVATIVE-PLUS ALLOCATION+	0.00%	IB	$119.00	7

The accompanying notes are an integral part of these financial statements.

FSA-32

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	IB	$224.01	57
EQ/CONSERVATIVE-PLUS ALLOCATION	0.60%	IB	$198.31	11

EQ/CORE BOND INDEX	0.00%	IA	$144.96	93
EQ/CORE BOND INDEX	0.00%	IA	$151.50	3
EQ/CORE BOND INDEX	0.60%	IA	$136.12	5
EQ/CORE BOND INDEX	0.60%	IA	$162.72	48
EQ/CORE BOND INDEX	0.80%	IA	$126.89	—
EQ/CORE BOND INDEX	0.90%	IA	$124.10	5
EQ/CORE BOND INDEX+	0.00%	IB	$10.07	487
EQ/CORE BOND INDEX+	0.00%	IB	$100.10	6
EQ/CORE BOND INDEX+	0.00%	IB	$102.37	40
EQ/CORE BOND INDEX	0.00%	IB	$150.61	167
EQ/CORE BOND INDEX	0.60%	IB	$159.01	6
EQ/CORE BOND INDEX	0.60%	IB	$161.76	215

EQ/CORE PLUS BOND	0.00%	IA	$16.11	186
EQ/CORE PLUS BOND	0.00%	IA	$262.13	81
EQ/CORE PLUS BOND	0.60%	IA	$419.20	79
EQ/CORE PLUS BOND	0.80%	IA	$163.06	2
EQ/CORE PLUS BOND	0.90%	IA	$240.61	30
EQ/CORE PLUS BOND+	0.00%	IB	$11.06	91
EQ/CORE PLUS BOND+	0.00%	IB	$110.59	8
EQ/CORE PLUS BOND	0.00%	IB	$158.57	221
EQ/CORE PLUS BOND	0.60%	IB	$118.06	122

EQ/EMERGING MARKETS EQUITY PLUS+	0.00%	IB	$10.88	155
EQ/EMERGING MARKETS EQUITY PLUS+	0.00%	IB	$116.06	1
EQ/EMERGING MARKETS EQUITY PLUS+	0.00%	IB	$116.24	4

EQ/EQUITY 500 INDEX	0.00%	IA	$65.17	1,137
EQ/EQUITY 500 INDEX	0.00%	IA	$1,567.32	210
EQ/EQUITY 500 INDEX	0.60%	IA	$1,323.51	298
EQ/EQUITY 500 INDEX	0.80%	IA	$877.85	6
EQ/EQUITY 500 INDEX	0.90%	IA	$1,209.42	48
EQ/EQUITY 500 INDEX+	0.00%	IB	$16.24	3,745
EQ/EQUITY 500 INDEX+	0.00%	IB	$171.18	125
EQ/EQUITY 500 INDEX+	0.00%	IB	$175.93	438
EQ/EQUITY 500 INDEX	0.00%	IB	$474.34	864
EQ/EQUITY 500 INDEX	0.60%	IB	$422.66	354

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	IB	$68.89	103
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	IB	$455.65	93
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	IB	$864.18	7
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.60%	IB	$419.63	257
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.80%	IB	$408.21	—
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.90%	IB	$402.62	2

EQ/FRANKLIN RISING DIVIDENDS	0.00%	IB	$11.96	89
EQ/FRANKLIN RISING DIVIDENDS+	0.00%	IB	$15.49	234
EQ/FRANKLIN RISING DIVIDENDS	0.00%	IB	$119.64	—
EQ/FRANKLIN RISING DIVIDENDS+	0.00%	IB	$160.49	7
EQ/FRANKLIN RISING DIVIDENDS+	0.00%	IB	$163.52	16
EQ/FRANKLIN RISING DIVIDENDS	0.00%	IB	$445.33	115
EQ/FRANKLIN RISING DIVIDENDS	0.60%	IB	$410.12	69

The accompanying notes are an integral part of these financial statements.

FSA-33

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/FRANKLIN RISING DIVIDENDS	0.80%	IB	$398.96	—
EQ/FRANKLIN RISING DIVIDENDS	0.90%	IB	$393.50	5

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IA	$40.34	35
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IA	$570.73	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IA	$918.93	33
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IB	$492.69	72
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.60%	IB	$420.41	145
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.60%	IB	$570.00	9
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.80%	IB	$398.65	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.90%	IB	$388.21	14

EQ/GOLDMAN SACHS MID CAP VALUE+	0.00%	IB	$14.84	111
EQ/GOLDMAN SACHS MID CAP VALUE+	0.00%	IB	$153.60	5
EQ/GOLDMAN SACHS MID CAP VALUE+	0.00%	IB	$159.00	6
EQ/GOLDMAN SACHS MID CAP VALUE	0.00%	IB	$335.90	31
EQ/GOLDMAN SACHS MID CAP VALUE	0.60%	IB	$309.34	12
EQ/GOLDMAN SACHS MID CAP VALUE	0.80%	IB	$300.92	—
EQ/GOLDMAN SACHS MID CAP VALUE	0.90%	IB	$296.80	1

EQ/GROWTH STRATEGY	0.00%	IB	$265.11	333

EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IA	$11.62	148
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IA	$242.48	41
EQ/INTERMEDIATE GOVERNMENT BOND	0.60%	IA	$249.20	56
EQ/INTERMEDIATE GOVERNMENT BOND	0.80%	IA	$173.47	—
EQ/INTERMEDIATE GOVERNMENT BOND	0.90%	IA	$194.80	10
EQ/INTERMEDIATE GOVERNMENT BOND+	0.00%	IB	$9.57	40
EQ/INTERMEDIATE GOVERNMENT BOND+	0.00%	IB	$95.68	2
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$127.80	6
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$174.12	51
EQ/INTERMEDIATE GOVERNMENT BOND	0.60%	IB	$150.10	74

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.00%	IA	$347.16	42
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.60%	IA	$239.12	3
EQ/INTERNATIONAL CORE MANAGED VOLATILITY+	0.00%	IB	$12.51	13
EQ/INTERNATIONAL CORE MANAGED VOLATILITY+	0.00%	IB	$132.63	1
EQ/INTERNATIONAL CORE MANAGED VOLATILITY+	0.00%	IB	$133.13	1
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.00%	IB	$224.98	104
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.60%	IB	$193.71	86
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.80%	IB	$184.99	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.90%	IB	$179.97	16

EQ/INTERNATIONAL EQUITY INDEX	0.00%	IA	$25.42	220
EQ/INTERNATIONAL EQUITY INDEX	0.00%	IA	$294.35	188
EQ/INTERNATIONAL EQUITY INDEX	0.60%	IA	$247.59	683
EQ/INTERNATIONAL EQUITY INDEX	0.80%	IA	$198.00	5
EQ/INTERNATIONAL EQUITY INDEX	0.90%	IA	$226.98	53
EQ/INTERNATIONAL EQUITY INDEX+	0.00%	IB	$12.69	1,199
EQ/INTERNATIONAL EQUITY INDEX+	0.00%	IB	$134.19	30
EQ/INTERNATIONAL EQUITY INDEX+	0.00%	IB	$134.79	30
EQ/INTERNATIONAL EQUITY INDEX	0.00%	IB	$200.96	238
EQ/INTERNATIONAL EQUITY INDEX	0.60%	IB	$183.88	183
EQ/INTERNATIONAL EQUITY INDEX	0.90%	IB	$167.10	—

The accompanying notes are an integral part of these financial statements.

FSA-34

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/INTERNATIONAL MANAGED VOLATILITY	0.00%	IB	$171.86	39
EQ/INTERNATIONAL MANAGED VOLATILITY	0.60%	IB	$158.27	4
EQ/INTERNATIONAL MANAGED VOLATILITY	0.90%	IB	$151.85	—

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IA	$23.60	84
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IA	$253.01	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IA	$322.17	48
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.60%	IA	$219.28	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY+	0.00%	IB	$12.25	23
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY+	0.00%	IB	$131.22	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY+	0.00%	IB	$132.30	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IB	$235.51	107
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.60%	IB	$219.34	2
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.60%	IB	$223.96	134
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.80%	IB	$193.65	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.90%	IB	$207.38	17

EQ/INVESCO COMSTOCK	0.00%	IA	$21.89	57
EQ/INVESCO COMSTOCK	0.00%	IA	$314.34	26
EQ/INVESCO COMSTOCK	0.60%	IA	$284.29	21
EQ/INVESCO COMSTOCK	0.80%	IA	$274.88	—
EQ/INVESCO COMSTOCK	0.90%	IA	$270.30	3
EQ/INVESCO COMSTOCK+	0.00%	IB	$15.40	62
EQ/INVESCO COMSTOCK+	0.00%	IB	$168.15	—
EQ/INVESCO COMSTOCK+	0.00%	IB	$168.30	2
EQ/INVESCO COMSTOCK	0.00%	IB	$400.14	47
EQ/INVESCO COMSTOCK	0.60%	IB	$280.81	12

EQ/INVESCO GLOBAL+	0.00%	IB	$14.11	69
EQ/INVESCO GLOBAL+	0.00%	IB	$152.49	3
EQ/INVESCO GLOBAL+	0.00%	IB	$153.43	3

EQ/INVESCO GLOBAL REAL ASSETS+	0.00%	IB	$11.00	122
EQ/INVESCO GLOBAL REAL ASSETS	0.00%	IB	$21.48	335
EQ/INVESCO GLOBAL REAL ASSETS+	0.00%	IB	$110.47	—
EQ/INVESCO GLOBAL REAL ASSETS+	0.00%	IB	$114.14	3
EQ/INVESCO GLOBAL REAL ASSETS	0.00%	IB	$214.79	157
EQ/INVESCO GLOBAL REAL ASSETS	0.60%	IB	$197.80	34
EQ/INVESCO GLOBAL REAL ASSETS	0.80%	IB	$192.42	—
EQ/INVESCO GLOBAL REAL ASSETS	0.90%	IB	$189.79	6

EQ/JANUS ENTERPRISE	0.00%	IA	$366.26	68
EQ/JANUS ENTERPRISE	0.60%	IA	$331.24	58
EQ/JANUS ENTERPRISE	0.80%	IA	$320.28	—
EQ/JANUS ENTERPRISE	0.90%	IA	$314.94	10
EQ/JANUS ENTERPRISE+	0.00%	IB	$14.37	194
EQ/JANUS ENTERPRISE	0.00%	IB	$20.98	54
EQ/JANUS ENTERPRISE+	0.00%	IB	$149.20	2
EQ/JANUS ENTERPRISE+	0.00%	IB	$151.07	4
EQ/JANUS ENTERPRISE	0.00%	IB	$530.05	65
EQ/JANUS ENTERPRISE	0.60%	IB	$327.35	32

EQ/JPMORGAN GROWTH STOCK	0.00%	IA	$79.44	479
EQ/JPMORGAN GROWTH STOCK	0.00%	IA	$457.35	—

The accompanying notes are an integral part of these financial statements.

FSA-35

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/JPMORGAN GROWTH STOCK	0.00%	IA	$458.30	—
EQ/JPMORGAN GROWTH STOCK	0.60%	IA	$414.10	1
EQ/JPMORGAN GROWTH STOCK+	0.00%	IB	$14.92	812
EQ/JPMORGAN GROWTH STOCK+	0.00%	IB	$156.68	4
EQ/JPMORGAN GROWTH STOCK+	0.00%	IB	$158.17	25
EQ/JPMORGAN GROWTH STOCK	0.00%	IB	$451.61	23
EQ/JPMORGAN GROWTH STOCK	0.00%	IB	$536.81	135
EQ/JPMORGAN GROWTH STOCK	0.60%	IB	$408.89	144
EQ/JPMORGAN GROWTH STOCK	0.80%	IB	$395.51	1
EQ/JPMORGAN GROWTH STOCK	0.90%	IB	$388.99	11

EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IA	$59.78	330
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IA	$522.00	—
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IA	$680.00	11
EQ/JPMORGAN VALUE OPPORTUNITIES+	0.00%	IB	$15.94	529
EQ/JPMORGAN VALUE OPPORTUNITIES+	0.00%	IB	$170.85	2
EQ/JPMORGAN VALUE OPPORTUNITIES+	0.00%	IB	$174.13	9
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IB	$634.95	61
EQ/JPMORGAN VALUE OPPORTUNITIES	0.60%	IB	$112.73	—
EQ/JPMORGAN VALUE OPPORTUNITIES	0.60%	IB	$379.54	7
EQ/JPMORGAN VALUE OPPORTUNITIES	0.60%	IB	$540.82	60
EQ/JPMORGAN VALUE OPPORTUNITIES	0.80%	IB	$512.53	1
EQ/JPMORGAN VALUE OPPORTUNITIES	0.90%	IB	$498.95	11

EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	IA	$57.78	25
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	IA	$648.34	9
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.60%	IA	$433.28	—
EQ/LARGE CAP CORE MANAGED VOLATILITY+	0.00%	IB	$15.73	34
EQ/LARGE CAP CORE MANAGED VOLATILITY+	0.00%	IB	$166.00	1
EQ/LARGE CAP CORE MANAGED VOLATILITY+	0.00%	IB	$170.06	3
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	IB	$417.48	65
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.60%	IB	$360.09	25
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.80%	IB	$342.70	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.90%	IB	$334.32	2

EQ/LARGE CAP GROWTH INDEX	0.00%	IA	$96.72	83
EQ/LARGE CAP GROWTH INDEX	0.00%	IA	$863.70	—
EQ/LARGE CAP GROWTH INDEX	0.00%	IA	$1,038.28	30
EQ/LARGE CAP GROWTH INDEX	0.60%	IA	$662.87	1
EQ/LARGE CAP GROWTH INDEX+	0.00%	IB	$18.62	635
EQ/LARGE CAP GROWTH INDEX+	0.00%	IB	$195.25	8
EQ/LARGE CAP GROWTH INDEX+	0.00%	IB	$201.59	32
EQ/LARGE CAP GROWTH INDEX	0.00%	IB	$516.68	135
EQ/LARGE CAP GROWTH INDEX	0.60%	IB	$445.65	363
EQ/LARGE CAP GROWTH INDEX	0.80%	IB	$424.12	4
EQ/LARGE CAP GROWTH INDEX	0.90%	IB	$413.76	19

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IA	$74.10	17
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IA	$725.27	—
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IA	$954.61	68
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.60%	IA	$565.40	4
EQ/LARGE CAP GROWTH MANAGED VOLATILITY+	0.00%	IB	$16.86	41
EQ/LARGE CAP GROWTH MANAGED VOLATILITY+	0.00%	IB	$176.56	1

The accompanying notes are an integral part of these financial statements.

FSA-36

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LARGE CAP GROWTH MANAGED VOLATILITY+	0.00%	IB	$181.19	5
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IB	$911.10	69
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.60%	IB	$445.89	30
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.60%	IB	$776.03	256
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.80%	IB	$735.43	4
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.90%	IB	$715.95	19

EQ/LARGE CAP VALUE INDEX	0.00%	IA	$176.26	37
EQ/LARGE CAP VALUE INDEX	0.60%	IA	$159.41	37
EQ/LARGE CAP VALUE INDEX	0.80%	IA	$154.13	—
EQ/LARGE CAP VALUE INDEX	0.90%	IA	$151.56	31
EQ/LARGE CAP VALUE INDEX+	0.00%	IB	$13.53	318
EQ/LARGE CAP VALUE INDEX+	0.00%	IB	$143.33	4
EQ/LARGE CAP VALUE INDEX+	0.00%	IB	$145.80	20
EQ/LARGE CAP VALUE INDEX	0.00%	IB	$203.04	119
EQ/LARGE CAP VALUE INDEX	0.60%	IB	$157.56	31

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$42.06	57
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$355.20	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$362.07	62
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$479.39	148
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	IA	$317.23	9
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	IA	$362.17	375
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.80%	IA	$297.71	9
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	IA	$335.38	69
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IB	$357.37	69
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	IB	$307.01	4
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	IB	$357.48	325
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	IB	$331.03	—

EQ/LAZARD EMERGING MARKETS EQUITY	0.00%	IB	$13.89	583
EQ/LAZARD EMERGING MARKETS EQUITY	0.00%	IB	$138.95	311
EQ/LAZARD EMERGING MARKETS EQUITY	0.60%	IB	$127.96	91
EQ/LAZARD EMERGING MARKETS EQUITY	0.80%	IB	$124.47	—
EQ/LAZARD EMERGING MARKETS EQUITY	0.90%	IB	$122.77	6

EQ/LOOMIS SAYLES GROWTH	0.00%	IA	$53.39	107
EQ/LOOMIS SAYLES GROWTH	0.00%	IA	$569.14	2
EQ/LOOMIS SAYLES GROWTH	0.60%	IA	$514.75	28
EQ/LOOMIS SAYLES GROWTH	0.80%	IA	$497.72	—
EQ/LOOMIS SAYLES GROWTH	0.90%	IA	$489.42	3
EQ/LOOMIS SAYLES GROWTH+	0.00%	IB	$16.89	247
EQ/LOOMIS SAYLES GROWTH+	0.00%	IB	$176.04	6
EQ/LOOMIS SAYLES GROWTH+	0.00%	IB	$177.39	2
EQ/LOOMIS SAYLES GROWTH	0.00%	IB	$694.98	56
EQ/LOOMIS SAYLES GROWTH	0.60%	IB	$508.83	13

EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$12.75	458
EQ/MFS INTERNATIONAL GROWTH+	0.00%	IB	$12.93	338
EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$127.55	—
EQ/MFS INTERNATIONAL GROWTH+	0.00%	IB	$136.56	2
EQ/MFS INTERNATIONAL GROWTH+	0.00%	IB	$137.98	9
EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$219.85	80
EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$350.83	153

The accompanying notes are an integral part of these financial statements.

FSA-37

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MFS INTERNATIONAL GROWTH	0.60%	IB	$126.67	1
EQ/MFS INTERNATIONAL GROWTH	0.60%	IB	$198.83	123
EQ/MFS INTERNATIONAL GROWTH	0.80%	IB	$192.25	—
EQ/MFS INTERNATIONAL GROWTH	0.90%	IB	$189.04	24

EQ/MFS INTERNATIONAL INTRINSIC VALUE+	0.00%	IB	$12.52	318
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.00%	IB	$29.54	763
EQ/MFS INTERNATIONAL INTRINSIC VALUE+	0.00%	IB	$129.61	1
EQ/MFS INTERNATIONAL INTRINSIC VALUE+	0.00%	IB	$131.37	11
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.00%	IB	$295.43	278
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.60%	IB	$272.07	105
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.80%	IB	$264.67	—
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.90%	IB	$261.04	10

EQ/MFS MID CAP FOCUSED GROWTH+	0.00%	IB	$14.46	309
EQ/MFS MID CAP FOCUSED GROWTH	0.00%	IB	$43.55	170
EQ/MFS MID CAP FOCUSED GROWTH+	0.00%	IB	$151.24	7
EQ/MFS MID CAP FOCUSED GROWTH+	0.00%	IB	$155.13	5
EQ/MFS MID CAP FOCUSED GROWTH	0.00%	IB	$435.49	76
EQ/MFS MID CAP FOCUSED GROWTH	0.60%	IB	$401.06	37
EQ/MFS MID CAP FOCUSED GROWTH	0.80%	IB	$390.15	—
EQ/MFS MID CAP FOCUSED GROWTH	0.90%	IB	$384.80	3

EQ/MFS TECHNOLOGY	0.00%	IB	$14.68	441
EQ/MFS TECHNOLOGY+	0.00%	IB	$17.69	210
EQ/MFS TECHNOLOGY+	0.00%	IB	$109.32	18
EQ/MFS TECHNOLOGY	0.00%	IB	$149.23	327
EQ/MFS TECHNOLOGY	0.60%	IB	$146.02	132
EQ/MFS TECHNOLOGY	0.80%	IB	$144.96	—
EQ/MFS TECHNOLOGY	0.90%	IB	$144.44	13

EQ/MFS UTILITIES SERIES+	0.00%	IB	$12.36	71
EQ/MFS UTILITIES SERIES	0.00%	IB	$29.19	108
EQ/MFS UTILITIES SERIES+	0.00%	IB	$107.96	1
EQ/MFS UTILITIES SERIES	0.00%	IB	$291.95	—

EQ/MID CAP INDEX	0.00%	IA	$61.89	166
EQ/MID CAP INDEX	0.00%	IA	$478.56	7
EQ/MID CAP INDEX	0.00%	IA	$708.13	50
EQ/MID CAP INDEX	0.60%	IA	$465.56	2
EQ/MID CAP INDEX+	0.00%	IB	$14.64	714
EQ/MID CAP INDEX+	0.00%	IB	$155.41	13
EQ/MID CAP INDEX+	0.00%	IB	$155.56	30
EQ/MID CAP INDEX	0.00%	IB	$452.31	149
EQ/MID CAP INDEX	0.60%	IB	$393.06	205
EQ/MID CAP INDEX	0.80%	IB	$375.01	1
EQ/MID CAP INDEX	0.90%	IB	$366.30	12

EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IA	$49.68	25
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IA	$441.31	1
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IA	$570.51	15
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IA	$612.88	76
EQ/MID CAP VALUE MANAGED VOLATILITY	0.60%	IA	$406.62	3
EQ/MID CAP VALUE MANAGED VOLATILITY	0.60%	IA	$472.03	14
EQ/MID CAP VALUE MANAGED VOLATILITY	0.60%	IA	$485.92	211

The accompanying notes are an integral part of these financial statements.

FSA-38

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MID CAP VALUE MANAGED VOLATILITY	0.80%	IA	$460.50	2
EQ/MID CAP VALUE MANAGED VOLATILITY	0.90%	IA	$448.30	18
EQ/MID CAP VALUE MANAGED VOLATILITY+	0.00%	IB	$13.48	39
EQ/MID CAP VALUE MANAGED VOLATILITY+	0.00%	IB	$142.98	1
EQ/MID CAP VALUE MANAGED VOLATILITY+	0.00%	IB	$144.41	3
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IB	$568.08	28

EQ/MODERATE ALLOCATION	0.00%	IA	$24.18	371
EQ/MODERATE ALLOCATION	0.00%	IA	$181.97	2
EQ/MODERATE ALLOCATION	0.00%	IA	$520.93	126
EQ/MODERATE ALLOCATION	0.60%	IA	$1,069.73	414
EQ/MODERATE ALLOCATION	0.80%	IA	$339.19	6
EQ/MODERATE ALLOCATION	0.90%	IA	$425.03	76
EQ/MODERATE ALLOCATION+	0.00%	IB	$11.86	561
EQ/MODERATE ALLOCATION+	0.00%	IB	$121.96	14
EQ/MODERATE ALLOCATION+	0.00%	IB	$123.52	59
EQ/MODERATE ALLOCATION	0.00%	IB	$256.49	363
EQ/MODERATE ALLOCATION	0.60%	IB	$225.87	215

EQ/MODERATE GROWTH STRATEGY	0.00%	IB	$236.32	607

EQ/MODERATE-PLUS ALLOCATION	0.00%	IA	$31.11	638
EQ/MODERATE-PLUS ALLOCATION	0.00%	IA	$210.67	—
EQ/MODERATE-PLUS ALLOCATION	0.00%	IA	$328.24	277
EQ/MODERATE-PLUS ALLOCATION	0.60%	IA	$290.59	198
EQ/MODERATE-PLUS ALLOCATION	0.80%	IA	$278.97	2
EQ/MODERATE-PLUS ALLOCATION	0.90%	IA	$273.34	32
EQ/MODERATE-PLUS ALLOCATION+	0.00%	IB	$12.85	895
EQ/MODERATE-PLUS ALLOCATION+	0.00%	IB	$133.84	8
EQ/MODERATE-PLUS ALLOCATION+	0.00%	IB	$135.16	58
EQ/MODERATE-PLUS ALLOCATION	0.00%	IB	$321.54	759
EQ/MODERATE-PLUS ALLOCATION	0.60%	IB	$284.66	123

EQ/MONEY MARKET	0.00%	IA	$10.94	12
EQ/MONEY MARKET	0.00%	IA	$10.99	1,222
EQ/MONEY MARKET	0.00%	IA	$188.29	1,253
EQ/MONEY MARKET	0.60%	IA	$253.33	465
EQ/MONEY MARKET	0.80%	IA	$140.22	1
EQ/MONEY MARKET	0.90%	IA	$153.63	26
EQ/MONEY MARKET+	0.00%	IB	$10.75	2,422
EQ/MONEY MARKET+	0.00%	IB	$107.63	97
EQ/MONEY MARKET+	0.00%	IB	$108.31	55
EQ/MONEY MARKET	0.00%	IB	$143.88	262
EQ/MONEY MARKET	0.60%	IB	$129.75	168

EQ/MORGAN STANLEY SMALL CAP GROWTH+	0.00%	IB	$16.26	186
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.00%	IB	$138.33	157
EQ/MORGAN STANLEY SMALL CAP GROWTH+	0.00%	IB	$160.89	7
EQ/MORGAN STANLEY SMALL CAP GROWTH+	0.00%	IB	$172.50	8
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.60%	IB	$135.36	64
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.80%	IB	$134.38	—
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.90%	IB	$133.89	4

EQ/PIMCO GLOBAL REAL RETURN+	0.00%	IB	$10.14	31

The accompanying notes are an integral part of these financial statements.

FSA-39

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/PIMCO GLOBAL REAL RETURN+	0.00%	IB	$99.37	1
EQ/PIMCO GLOBAL REAL RETURN+	0.00%	IB	$101.86	3

EQ/PIMCO REAL RETURN+	0.00%	IB	$10.99	113
EQ/PIMCO REAL RETURN	0.00%	IB	$14.37	175
EQ/PIMCO REAL RETURN+	0.00%	IB	$109.49	1
EQ/PIMCO REAL RETURN+	0.00%	IB	$111.25	7
EQ/PIMCO REAL RETURN	0.00%	IB	$143.73	155
EQ/PIMCO REAL RETURN	0.60%	IB	$132.37	47
EQ/PIMCO REAL RETURN	0.80%	IB	$128.77	—
EQ/PIMCO REAL RETURN	0.90%	IB	$127.00	3

EQ/PIMCO TOTAL RETURN ESG+	0.00%	IB	$9.92	254
EQ/PIMCO TOTAL RETURN ESG	0.00%	IB	$13.73	360
EQ/PIMCO TOTAL RETURN ESG+	0.00%	IB	$98.38	4
EQ/PIMCO TOTAL RETURN ESG+	0.00%	IB	$101.49	15
EQ/PIMCO TOTAL RETURN ESG	0.00%	IB	$137.29	327
EQ/PIMCO TOTAL RETURN ESG	0.60%	IB	$126.44	144
EQ/PIMCO TOTAL RETURN ESG	0.80%	IB	$123.00	—
EQ/PIMCO TOTAL RETURN ESG	0.90%	IB	$121.31	9

EQ/PIMCO ULTRA SHORT BOND	0.00%	IA	$131.39	43
EQ/PIMCO ULTRA SHORT BOND	0.60%	IA	$108.18	2
EQ/PIMCO ULTRA SHORT BOND	0.60%	IA	$118.83	56
EQ/PIMCO ULTRA SHORT BOND	0.80%	IA	$114.90	—
EQ/PIMCO ULTRA SHORT BOND	0.90%	IA	$112.98	13
EQ/PIMCO ULTRA SHORT BOND+	0.00%	IB	$10.69	152
EQ/PIMCO ULTRA SHORT BOND+	0.00%	IB	$107.24	—
EQ/PIMCO ULTRA SHORT BOND+	0.00%	IB	$107.99	5
EQ/PIMCO ULTRA SHORT BOND	0.00%	IB	$134.65	143
EQ/PIMCO ULTRA SHORT BOND	0.60%	IB	$118.19	46

EQ/QUALITY BOND PLUS	0.00%	IA	$12.77	125
EQ/QUALITY BOND PLUS	0.00%	IA	$263.85	18
EQ/QUALITY BOND PLUS	0.60%	IA	$207.48	58
EQ/QUALITY BOND PLUS	0.80%	IA	$185.65	1
EQ/QUALITY BOND PLUS	0.90%	IA	$189.35	5
EQ/QUALITY BOND PLUS	0.00%	IB	$178.04	42
EQ/QUALITY BOND PLUS	0.60%	IB	$153.23	64

EQ/SMALL COMPANY INDEX	0.00%	IA	$49.87	142
EQ/SMALL COMPANY INDEX	0.00%	IA	$296.16	2
EQ/SMALL COMPANY INDEX	0.00%	IA	$739.80	40
EQ/SMALL COMPANY INDEX	0.60%	IA	$447.91	5
EQ/SMALL COMPANY INDEX	0.60%	IA	$577.77	44
EQ/SMALL COMPANY INDEX	0.80%	IA	$551.05	—
EQ/SMALL COMPANY INDEX	0.90%	IA	$539.69	4
EQ/SMALL COMPANY INDEX+	0.00%	IB	$13.60	642
EQ/SMALL COMPANY INDEX+	0.00%	IB	$144.80	23
EQ/SMALL COMPANY INDEX+	0.00%	IB	$146.52	20
EQ/SMALL COMPANY INDEX	0.00%	IB	$537.10	111
EQ/SMALL COMPANY INDEX	0.60%	IB	$502.85	—
EQ/SMALL COMPANY INDEX	0.60%	IB	$509.38	23
EQ/SMALL COMPANY INDEX	0.90%	IB	$471.69	—

The accompanying notes are an integral part of these financial statements.

FSA-40

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/T. ROWE PRICE HEALTH SCIENCES+	0.00%	IB	$13.80	238
EQ/T. ROWE PRICE HEALTH SCIENCES	0.00%	IB	$62.84	179
EQ/T. ROWE PRICE HEALTH SCIENCES+	0.00%	IB	$145.10	10
EQ/T. ROWE PRICE HEALTH SCIENCES+	0.00%	IB	$152.23	4
EQ/T. ROWE PRICE HEALTH SCIENCES	0.00%	IB	$628.40	2

EQ/VALUE EQUITY	0.00%	IA	$44.60	167
EQ/VALUE EQUITY	0.00%	IA	$416.64	1
EQ/VALUE EQUITY	0.00%	IA	$581.75	60
EQ/VALUE EQUITY	0.60%	IA	$515.06	1
EQ/VALUE EQUITY+	0.00%	IB	$13.61	94
EQ/VALUE EQUITY+	0.00%	IB	$144.85	6
EQ/VALUE EQUITY+	0.00%	IB	$145.04	2
EQ/VALUE EQUITY	0.00%	IB	$765.67	102
EQ/VALUE EQUITY	0.60%	IB	$426.49	18
EQ/VALUE EQUITY	0.60%	IB	$652.16	129
EQ/VALUE EQUITY	0.80%	IB	$618.05	1
EQ/VALUE EQUITY	0.90%	IB	$601.67	15

EQ/WELLINGTON ENERGY	0.00%	IB	$8.75	851
EQ/WELLINGTON ENERGY	0.00%	IB	$87.52	141
EQ/WELLINGTON ENERGY	0.60%	IB	$80.59	57
EQ/WELLINGTON ENERGY	0.80%	IB	$78.40	—
EQ/WELLINGTON ENERGY	0.90%	IB	$77.32	3

EQUITABLE CONSERVATIVE GROWTH MF/ETF+	0.00%	IB	$12.40	61
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.00%	IB	$15.38	27
EQUITABLE CONSERVATIVE GROWTH MF/ETF+	0.00%	IB	$126.64	—
EQUITABLE CONSERVATIVE GROWTH MF/ETF+	0.00%	IB	$129.33	4
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.00%	IB	$167.20	80
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.60%	IB	$156.83	6
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.80%	IB	$153.50	—

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO+	0.00%	SERVICE CLASS 2	$13.40	124
FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	0.00%	SERVICE CLASS 2	$37.95	13
FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO+	0.00%	SERVICE CLASS 2	$102.01	2
FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	0.00%	SERVICE CLASS 2	$392.47	2

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$49.81	103
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$529.53	4

FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	0.00%	SERVICE CLASS 2	$11.04	193
FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	0.00%	SERVICE CLASS 2	$110.42	1

FIDELITY® VIP GROWTH & INCOME PORTFOLIO+	0.00%	SERVICE CLASS 2	$15.85	402
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$59.94	108
FIDELITY® VIP GROWTH & INCOME PORTFOLIO+	0.00%	SERVICE CLASS 2	$173.85	3
FIDELITY® VIP GROWTH & INCOME PORTFOLIO+	0.00%	SERVICE CLASS 2	$176.49	7
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$433.05	29
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$588.32	1
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.60%	SERVICE CLASS 2	$398.81	18
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.90%	SERVICE CLASS 2	$382.65	1

FIDELITY® VIP HIGH INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$29.09	74
FIDELITY® VIP HIGH INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$302.57	5

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.00%	SERVICE CLASS 2	$17.50	711

The accompanying notes are an integral part of these financial statements.

FSA-41

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.00%	SERVICE CLASS 2	$192.25	39

FIDELITY® VIP MID CAP PORTFOLIO+	0.00%	SERVICE CLASS 2	$15.06	98
FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$55.26	156
FIDELITY® VIP MID CAP PORTFOLIO+	0.00%	SERVICE CLASS 2	$157.20	5
FIDELITY® VIP MID CAP PORTFOLIO+	0.00%	SERVICE CLASS 2	$160.49	4
FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$334.96	65
FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$880.56	3
FIDELITY® VIP MID CAP PORTFOLIO	0.60%	SERVICE CLASS 2	$308.47	24
FIDELITY® VIP MID CAP PORTFOLIO	0.80%	SERVICE CLASS 2	$300.08	—
FIDELITY® VIP MID CAP PORTFOLIO	0.90%	SERVICE CLASS 2	$295.97	2

FIDELITY® VIP VALUE PORTFOLIO+	0.00%	SERVICE CLASS 2	$16.42	223
FIDELITY® VIP VALUE PORTFOLIO	0.00%	SERVICE CLASS 2	$67.56	31
FIDELITY® VIP VALUE PORTFOLIO+	0.00%	SERVICE CLASS 2	$118.84	5
FIDELITY® VIP VALUE PORTFOLIO	0.00%	SERVICE CLASS 2	$611.37	—

FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	0.00%	SERVICE CLASS 2	$74.60	15
FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	0.00%	SERVICE CLASS 2	$765.04	—

FRANKLIN SMALL CAP VALUE VIP FUND+	0.00%	CLASS 2	$13.69	268
FRANKLIN SMALL CAP VALUE VIP FUND	0.00%	CLASS 2	$32.74	230
FRANKLIN SMALL CAP VALUE VIP FUND+	0.00%	CLASS 2	$149.68	2
FRANKLIN SMALL CAP VALUE VIP FUND+	0.00%	CLASS 2	$156.00	2
FRANKLIN SMALL CAP VALUE VIP FUND	0.00%	CLASS 2	$327.44	28
FRANKLIN SMALL CAP VALUE VIP FUND	0.60%	CLASS 2	$301.54	20
FRANKLIN SMALL CAP VALUE VIP FUND	0.80%	CLASS 2	$293.34	—
FRANKLIN SMALL CAP VALUE VIP FUND	0.90%	CLASS 2	$289.32	2

INVESCO V.I. DIVERSIFIED DIVIDEND FUND+	0.00%	SERIES II	$13.19	49
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.00%	SERIES II	$29.52	331
INVESCO V.I. DIVERSIFIED DIVIDEND FUND+	0.00%	SERIES II	$109.80	2
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.00%	SERIES II	$295.19	6

INVESCO V.I. MAIN STREET MID CAP FUND	0.00%	SERIES II	$26.11	45
INVESCO V.I. MAIN STREET MID CAP FUND	0.00%	SERIES II	$261.07	9
INVESCO V.I. MAIN STREET MID CAP FUND	0.60%	SERIES II	$240.43	4
INVESCO V.I. MAIN STREET MID CAP FUND	0.80%	SERIES II	$233.89	—
INVESCO V.I. MAIN STREET MID CAP FUND	0.90%	SERIES II	$230.68	—

INVESCO V.I. SMALL CAP EQUITY FUND	0.00%	SERIES II	$31.07	36
INVESCO V.I. SMALL CAP EQUITY FUND	0.00%	SERIES II	$310.66	18
INVESCO V.I. SMALL CAP EQUITY FUND	0.60%	SERIES II	$286.09	6
INVESCO V.I. SMALL CAP EQUITY FUND	0.80%	SERIES II	$278.31	—
INVESCO V.I. SMALL CAP EQUITY FUND	0.90%	SERIES II	$274.50	—

JANUS HENDERSON BALANCED PORTFOLIO+	0.00%	SERVICE SHARES	$10.68	105
JANUS HENDERSON BALANCED PORTFOLIO+	0.00%	SERVICE SHARES	$106.81	7

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO+	0.00%	VC SHARES	$10.54	222
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO+	0.00%	VC SHARES	$105.71	—
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO+	0.00%	VC SHARES	$107.88	4

MFS® INVESTORS TRUST SERIES	0.00%	SERVICE CLASS	$406.89	8
MFS® INVESTORS TRUST SERIES	0.60%	SERVICE CLASS	$374.71	3

The accompanying notes are an integral part of these financial statements.

FSA-42

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
MFS® INVESTORS TRUST SERIES	0.80%	SERVICE CLASS	$364.52	—
MFS® INVESTORS TRUST SERIES	0.90%	SERVICE CLASS	$359.53	—

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.00%	SERVICE CLASS	$519.43	13
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.60%	SERVICE CLASS	$478.37	10
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.80%	SERVICE CLASS	$465.35	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.90%	SERVICE CLASS	$458.98	1

MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IA	$78.41	16
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IA	$443.70	—
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IA	$816.14	98
MULTIMANAGER AGGRESSIVE EQUITY	0.60%	IA	$588.78	2
MULTIMANAGER AGGRESSIVE EQUITY	0.60%	IA	$2,990.42	152
MULTIMANAGER AGGRESSIVE EQUITY	0.80%	IA	$429.38	9
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	IA	$761.55	49
MULTIMANAGER AGGRESSIVE EQUITY+	0.00%	IB	$16.74	137
MULTIMANAGER AGGRESSIVE EQUITY+	0.00%	IB	$175.37	1
MULTIMANAGER AGGRESSIVE EQUITY+	0.00%	IB	$178.35	10
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IB	$415.66	47
MULTIMANAGER AGGRESSIVE EQUITY	0.60%	IB	$359.91	86

MULTIMANAGER CORE BOND	0.00%	IA	$14.72	161
MULTIMANAGER CORE BOND	0.00%	IA	$173.75	—
MULTIMANAGER CORE BOND	0.00%	IA	$183.88	82
MULTIMANAGER CORE BOND	0.60%	IA	$169.89	3
MULTIMANAGER CORE BOND	0.00%	IB	$189.57	98
MULTIMANAGER CORE BOND	0.60%	IB	$166.07	99
MULTIMANAGER CORE BOND	0.80%	IB	$158.87	—
MULTIMANAGER CORE BOND	0.90%	IB	$155.39	10

MULTIMANAGER TECHNOLOGY	0.00%	IA	$123.91	66
MULTIMANAGER TECHNOLOGY	0.00%	IA	$1,731.94	21
MULTIMANAGER TECHNOLOGY	0.60%	IA	$848.65	2
MULTIMANAGER TECHNOLOGY+	0.00%	IB	$18.56	256
MULTIMANAGER TECHNOLOGY+	0.00%	IB	$194.07	12
MULTIMANAGER TECHNOLOGY+	0.00%	IB	$196.25	25
MULTIMANAGER TECHNOLOGY	0.00%	IB	$1,408.01	42
MULTIMANAGER TECHNOLOGY	0.60%	IB	$760.31	180
MULTIMANAGER TECHNOLOGY	0.80%	IB	$1,192.55	—
MULTIMANAGER TECHNOLOGY	0.90%	IB	$711.41	8

NATURAL RESOURCES PORTFOLIO	0.00%	CLASS II	$24.45	130
NATURAL RESOURCES PORTFOLIO	0.00%	CLASS II	$95.06	9

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO+	0.00%	ADVISOR CLASS	$13.88	66
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.00%	ADVISOR CLASS	$93.89	139
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO+	0.00%	ADVISOR CLASS	$142.80	3
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO+	0.00%	ADVISOR CLASS	$144.72	2

The accompanying notes are an integral part of these financial statements.

FSA-43

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.60%	ADVISOR CLASS	$86.47	40
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.80%	ADVISOR CLASS	$84.12	—
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.90%	ADVISOR CLASS	$82.96	5

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO+	0.00%	CLASS II	$15.38	47
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO+	0.00%	CLASS II	$153.76	2

T. ROWE PRICE EQUITY INCOME PORTFOLIO+	0.00%	CLASS II	$13.84	162
T. ROWE PRICE EQUITY INCOME PORTFOLIO+	0.00%	CLASS II	$147.13	—
T. ROWE PRICE EQUITY INCOME PORTFOLIO+	0.00%	CLASS II	$150.14	5
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.00%	CLASS II	$318.91	41
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.60%	CLASS II	$293.69	23
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.80%	CLASS II	$285.70	—
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.90%	CLASS II	$281.79	3

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO+	0.00%	CLASS II	$12.64	14
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO+	0.00%	CLASS II	$126.40	3

TARGET 2015 ALLOCATION	0.00%	IB	$24.42	8
TARGET 2015 ALLOCATION	0.00%	IB	$191.98	1

TARGET 2025 ALLOCATION	0.00%	IB	$31.07	65
TARGET 2025 ALLOCATION	0.00%	IB	$156.64	6
TARGET 2025 ALLOCATION	0.00%	IB	$231.15	10
TARGET 2025 ALLOCATION	0.60%	IB	$148.67	19
TARGET 2025 ALLOCATION	0.80%	IB	$146.10	—

TARGET 2035 ALLOCATION	0.00%	IB	$36.20	88
TARGET 2035 ALLOCATION	0.00%	IB	$171.50	14
TARGET 2035 ALLOCATION	0.00%	IB	$259.26	11
TARGET 2035 ALLOCATION	0.60%	IB	$162.79	14

TARGET 2045 ALLOCATION	0.00%	IB	$40.34	88
TARGET 2045 ALLOCATION	0.00%	IB	$181.18	17
TARGET 2045 ALLOCATION	0.00%	IB	$277.04	3
TARGET 2045 ALLOCATION	0.60%	IB	$171.97	3
TARGET 2045 ALLOCATION	0.80%	IB	$168.99	—

TARGET 2055 ALLOCATION	0.00%	IB	$19.42	62
TARGET 2055 ALLOCATION	0.00%	IB	$194.22	24
TARGET 2055 ALLOCATION	0.60%	IB	$184.34	4

TEMPLETON DEVELOPING MARKETS VIP FUND+	0.00%	CLASS 2	$10.36	170
TEMPLETON DEVELOPING MARKETS VIP FUND+	0.00%	CLASS 2	$111.64	—
TEMPLETON DEVELOPING MARKETS VIP FUND+	0.00%	CLASS 2	$113.93	3
TEMPLETON DEVELOPING MARKETS VIP FUND	0.00%	CLASS 2	$134.81	100
TEMPLETON DEVELOPING MARKETS VIP FUND	0.60%	CLASS 2	$124.15	28
TEMPLETON DEVELOPING MARKETS VIP FUND	0.80%	CLASS 2	$120.77	—
TEMPLETON DEVELOPING MARKETS VIP FUND	0.90%	CLASS 2	$119.11	4

TEMPLETON GLOBAL BOND VIP FUND+	0.00%	CLASS 2	$9.05	78
TEMPLETON GLOBAL BOND VIP FUND	0.00%	CLASS 2	$11.41	336
TEMPLETON GLOBAL BOND VIP FUND+	0.00%	CLASS 2	$89.62	3
TEMPLETON GLOBAL BOND VIP FUND+	0.00%	CLASS 2	$90.60	1
TEMPLETON GLOBAL BOND VIP FUND	0.00%	CLASS 2	$114.07	237
TEMPLETON GLOBAL BOND VIP FUND	0.60%	CLASS 2	$105.05	66
TEMPLETON GLOBAL BOND VIP FUND	0.80%	CLASS 2	$102.19	—
TEMPLETON GLOBAL BOND VIP FUND	0.90%	CLASS 2	$100.79	8

The accompanying notes are an integral part of these financial statements.

FSA-44

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
VANECK VIP GLOBAL RESOURCES FUND+	0.00%	CLASS S	$15.85	25
VANECK VIP GLOBAL RESOURCES FUND	0.00%	CLASS S	$97.79	111
VANECK VIP GLOBAL RESOURCES FUND+	0.00%	CLASS S	$102.27	4
VANECK VIP GLOBAL RESOURCES FUND	0.60%	CLASS S	$90.05	35
VANECK VIP GLOBAL RESOURCES FUND	0.80%	CLASS S	$87.60	—
VANECK VIP GLOBAL RESOURCES FUND	0.90%	CLASS S	$86.40	1

VANGUARD VARIABLE INSURANCE FUND EQUITY INDEX PORTFOLIO	0.60%	COMMON SHARES	$541.27	29

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a—.
+	This Variable Investment Option is subject to an Investment Expense Reduction (See Note 7).

FSA-45

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT MULTI- ALTERNATIVE STRATEGIES*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$127,078	$325,699	$495,563	$292,050	$1,461,968	$6,806
Expenses:
Asset-based charges	1,774	3,108	39,192	31,889	343,129	—

Net expenses	1,774	3,108	39,192	31,889	343,129	—

Net Investment Income (Loss)	125,304	322,591	456,371	260,161	1,118,839	6,806

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(553,324)	(226,003)	(346,306)	(147,202)	4,165,064	(6,983)
Net realized gain distribution from the Portfolios	—	—	1,468,561	468,820	16,435,647	4,883

Net realized gain (loss)	(553,324)	(226,003)	1,122,255	321,618	20,600,711	(2,100)

Net change in unrealized appreciation (depreciation) of investments	1,044,210	323,230	(372,561)	841,750	22,066,022	7,638

Net Realized and Unrealized Gain (Loss) on Investments	490,886	97,227	749,694	1,163,368	42,666,733	5,538

Net Increase (Decrease) in Net Assets Resulting from Operations	$616,190	$419,818	$1,206,065	$1,423,529	$43,785,572	$12,344

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-46

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	AB VPS DISCOVERY VALUE PORTFOLIO**
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$48,213	$31,918	$436,563	$192,382	$51,471	$1,465
Expenses:
Asset-based charges	—	—	73,611	13,096	11,462	—

Net expenses	—	—	73,611	13,096	11,462	—

Net Investment Income (Loss)	48,213	31,918	362,952	179,286	40,009	1,465

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	21,964	(47,109)	846,877	218,091	109,616	70
Net realized gain distribution from the Portfolios	—	—	3,291,354	167,361	153,986	15,404

Net realized gain (loss)	21,964	(47,109)	4,138,231	385,452	263,602	15,474

Net change in unrealized appreciation (depreciation) of investments	(48,094)	112,423	(2,490,358)	1,588,164	1,201,978	12,661

Net Realized and Unrealized Gain (Loss) on Investments	(26,130)	65,314	1,647,873	1,973,616	1,465,580	28,135

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,083	$97,232	$2,010,825	$2,152,902	$1,505,589	$29,600

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-47

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	AB VPS RELATIVE VALUE PORTFOLIO**	AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO**	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	BLACKROCK GLOBAL ALLOCATION V.I. FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,797	$16	$95,411	$4,641	$586,025	$153,837
Expenses:
Asset-based charges	—	—	—	23,215	52,080	—

Net expenses	—	—	—	23,215	52,080	—

Net Investment Income (Loss)	1,797	16	95,411	(18,574)	533,945	153,837

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(523)	499	(89,527)	(980,428)	(611,936)	(959,825)
Net realized gain distribution from the Portfolios	11,350	3,403	147,163	217,833	—	—

Net realized gain (loss)	10,827	3,902	57,636	(762,595)	(611,936)	(959,825)

Net change in unrealized appreciation (depreciation) of investments	1,161	3,810	408,424	3,236,106	6,606,908	1,598,676

Net Realized and Unrealized Gain (Loss) on Investments	11,988	7,712	466,060	2,473,511	5,994,972	638,851

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,785	$7,728	$561,471	$2,454,937	$6,528,917	$792,688

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-48

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	DELAWARE IVY VIP HIGH INCOME	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB SMALL CAP GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$532	$2,997,259	$67,962	$273,465	$86,364	$564,008
Expenses:
Asset-based charges	—	50,825	12,871	33,395	11,223	875,465

Net expenses	—	50,825	12,871	33,395	11,223	875,465

Net Investment Income (Loss)	532	2,946,434	55,091	240,070	75,141	(311,457)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(101,504)	(1,529,963)	(25,272)	213,100	(125,556)	(6,057,532)
Net realized gain distribution from the Portfolios	15,323	—	156,964	1,413,929	64,767	356,011

Net realized gain (loss)	(86,181)	(1,529,963)	131,692	1,627,029	(60,789)	(5,701,521)

Net change in unrealized appreciation (depreciation) of investments	366,935	3,848,231	669,390	3,290,509	1,019,607	41,334,713

Net Realized and Unrealized Gain (Loss) on Investments	280,754	2,318,268	801,082	4,917,538	958,818	35,633,192

Net Increase (Decrease) in Net Assets Resulting from Operations	$281,286	$5,264,702	$856,173	$5,157,608	$1,033,959	$35,321,735

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-49

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	EQ/AB SUSTAINABLE U.S. THEMATIC*	EQ/AGGRESSIVE ALLOCATION*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/CAPITAL GROUP RESEARCH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$161	$2,320,207	$709,140	$1,726,740	$693,333	$504,546
Expenses:
Asset-based charges	—	247,947	32,011	242,708	—	635,265

Net expenses	—	247,947	32,011	242,708	—	635,265

Net Investment Income (Loss)	161	2,072,260	677,129	1,484,032	693,333	(130,719)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	778	(4,912,338)	(430,846)	534,454	431,860	6,336,108
Net realized gain distribution from the Portfolios	—	5,025,777	643,036	3,851,340	435,811	7,301,861

Net realized gain (loss)	778	113,439	212,190	4,385,794	867,671	13,637,969

Net change in unrealized appreciation (depreciation) of investments	4,319	25,961,811	4,075,246	(117,912)	4,055,239	16,770,682

Net Realized and Unrealized Gain (Loss) on Investments	5,097	26,075,250	4,287,436	4,267,882	4,922,910	30,408,651

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,258	$28,147,510	$4,964,565	$5,751,914	$5,616,243	$30,277,932

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-50

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$21,260,035	$416,299	$126,493	$48,347	$587,043
Expenses:
Asset-based charges	246,289	9,514,222	35,601	—	—	50,921

Net expenses	246,289	9,514,222	35,601	—	—	50,921

Net Investment Income (Loss)	(246,289)	11,745,813	380,698	126,493	48,347	536,122

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,567,279	56,309,861	(566,602)	(23,270)	(72,969)	(1,256,285)
Net realized gain distribution from the Portfolios	3,635,470	79,099,405	145,462	105,664	5,410	639,778

Net realized gain (loss)	5,202,749	135,409,266	(421,140)	82,394	(67,559)	(616,507)

Net change in unrealized appreciation (depreciation) of investments	33,150,217	270,765,379	1,346,917	660,765	261,166	3,116,787

Net Realized and Unrealized Gain (Loss) on Investments	38,352,966	406,174,645	925,777	743,159	193,607	2,500,280

Net Increase (Decrease) in Net Assets Resulting from Operations	$38,106,677	$417,920,458	$1,306,475	$869,652	$241,954	$3,036,402

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-51

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN RISING DIVIDENDS*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,932,856	$2,674,279	$53,289	$15,836,233	$661,779	$944,363
Expenses:
Asset-based charges	263,288	347,550	—	3,499,868	589,534	179,123

Net expenses	263,288	347,550	—	3,499,868	589,534	179,123

Net Investment Income (Loss)	1,669,568	2,326,729	53,289	12,336,365	72,245	765,240

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(763,367)	(1,825,150)	(117,843)	48,149,828	3,252,614	3,206,275
Net realized gain distribution from the Portfolios	—	—	—	12,644,304	3,582,019	324,381

Net realized gain (loss)	(763,367)	(1,825,150)	(117,843)	60,794,132	6,834,633	3,530,656

Net change in unrealized appreciation (depreciation) of investments	2,789,299	4,232,054	237,383	242,899,417	32,730,557	5,158,749

Net Realized and Unrealized Gain (Loss) on Investments	2,025,932	2,406,904	119,540	303,693,549	39,565,190	8,689,405

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,695,500	$4,733,633	$172,829	$316,029,914	$39,637,435	$9,454,645

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-52

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,154,277	$120,517	$1,163,508	$1,314,242	$979,481	$9,430,489
Expenses:
Asset-based charges	424,311	20,430	—	159,993	126,083	1,266,145

Net expenses	424,311	20,430	—	159,993	126,083	1,266,145

Net Investment Income (Loss)	729,966	100,087	1,163,508	1,154,249	853,398	8,164,344

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	3,182,155	117,268	580,366	(545,867)	607,876	4,454,814
Net realized gain distribution from the Portfolios	5,418,428	625,269	1,862,153	—	441,604	—

Net realized gain (loss)	8,600,583	742,537	2,442,519	(545,867)	1,049,480	4,454,814

Net change in unrealized appreciation (depreciation) of investments	15,539,319	897,315	8,941,249	1,018,908	6,672,572	42,011,211

Net Realized and Unrealized Gain (Loss) on Investments	24,139,902	1,639,852	11,383,768	473,041	7,722,052	46,466,025

Net Increase (Decrease) in Net Assets Resulting from Operations	$24,869,868	$1,739,939	$12,547,276	$1,627,290	$8,575,450	$54,630,369

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-53

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*	EQ/JANUS ENTERPRISE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$159,341	$1,579,494	$598,983	$5	$1,050,826	$30,131
Expenses:
Asset-based charges	3,643	210,167	62,513	—	49,879	197,565

Net expenses	3,643	210,167	62,513	—	49,879	197,565

Net Investment Income (Loss)	155,698	1,369,327	536,470	5	1,000,947	(167,434)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	38,672	571,356	453,706	(37,126)	(454,784)	484,455
Net realized gain distribution from the Portfolios	—	—	2,925,465	14,186	1,333,307	6,418,408

Net realized gain (loss)	38,672	571,356	3,379,171	(22,940)	878,523	6,902,863

Net change in unrealized appreciation (depreciation) of investments	885,856	10,440,832	317,473	432,031	2,756,925	7,428,976

Net Realized and Unrealized Gain (Loss) on Investments	924,528	11,012,188	3,696,644	409,091	3,635,448	14,331,839

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,080,226	$12,381,515	$4,233,114	$409,096	$4,636,395	$14,164,405

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-54

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	EQ/JPMORGAN GROWTH STOCK*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$1,578,163	$725,635	$628,937	$1,313,244	$832,050
Expenses:
Asset-based charges	359,485	252,902	57,289	942,407	1,282,554	101,098

Net expenses	359,485	252,902	57,289	942,407	1,282,554	101,098

Net Investment Income (Loss)	(359,485)	1,325,261	668,346	(313,470)	30,690	730,952

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	3,945,398	630,163	402,495	10,505,417	5,654,105	338,302
Net realized gain distribution from the Portfolios	27,149,760	5,324,211	3,430,959	10,741,484	28,683,300	1,518,853

Net realized gain (loss)	31,095,158	5,954,374	3,833,454	21,246,901	34,337,405	1,857,155

Net change in unrealized appreciation (depreciation) of investments	34,272,507	4,050,306	4,290,328	67,200,837	68,680,256	2,480,921

Net Realized and Unrealized Gain (Loss) on Investments	65,367,665	10,004,680	8,123,782	88,447,738	103,017,661	4,338,076

Net Increase (Decrease) in Net Assets Resulting from Operations	$65,008,180	$11,329,941	$8,792,128	$88,134,268	$103,048,351	$5,069,028

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-55

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$6,220,353	$2,342,159	$—	$1,346,584	$1,716,369	$—
Expenses:
Asset-based charges	1,680,452	74,551	121,509	181,582	190,734	88,777

Net expenses	1,680,452	74,551	121,509	181,582	190,734	88,777

Net Investment Income (Loss)	4,539,901	2,267,608	(121,509)	1,165,002	1,525,635	(88,777)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	13,219,677	(1,112,701)	1,414,875	(287,242)	2,480,954	989,482
Net realized gain distribution from the Portfolios	20,947,280	54,665	3,003,066	4,030,594	2,349,780	630,107

Net realized gain (loss)	34,166,957	(1,058,036)	4,417,941	3,743,352	4,830,734	1,619,589

Net change in unrealized appreciation (depreciation) of investments	10,095,939	10,492,372	18,648,284	9,262,501	14,806,006	9,693,867

Net Realized and Unrealized Gain (Loss) on Investments	44,262,896	9,434,336	23,066,225	13,005,853	19,636,740	11,313,456

Net Increase (Decrease) in Net Assets Resulting from Operations	$48,802,797	$11,701,944	$22,944,716	$14,170,855	$21,162,375	$11,224,679

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-56

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$93,604	$2,107,969	$2,644,159	$13,135,391	$1,987,453
Expenses:
Asset-based charges	108,637	—	505,323	707,506	3,222,208	—

Net expenses	108,637	—	505,323	707,506	3,222,208	—

Net Investment Income (Loss)	(108,637)	93,604	1,602,646	1,936,653	9,913,183	1,987,453

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,366,876	130,905	3,237,985	4,125,207	(14,443,225)	624,614
Net realized gain distribution from the Portfolios	—	84,462	8,286,311	8,933,167	15,061,947	3,346,061

Net realized gain (loss)	1,366,876	215,367	11,524,296	13,058,374	618,722	3,970,675

Net change in unrealized appreciation (depreciation) of investments	26,617,045	(457,949)	16,529,452	7,358,490	67,306,957	12,815,226

Net Realized and Unrealized Gain (Loss) on Investments	27,983,921	(242,582)	28,053,748	20,416,864	67,925,679	16,785,901

Net Increase (Decrease) in Net Assets Resulting from Operations	$27,875,284	$(148,978)	$29,656,394	$22,353,517	$77,838,862	$18,773,354

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-57

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	EQ/MODERATE- PLUS ALLOCATION*	EQ/ MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN ESG*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$7,452,893	$17,760,247	$488	$9,330	$393,715	$1,920,610
Expenses:
Asset-based charges	609,027	855,439	45,931	—	42,311	119,358

Net expenses	609,027	855,439	45,931	—	42,311	119,358

Net Investment Income (Loss)	6,843,866	16,904,808	(45,443)	9,330	351,404	1,801,252

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(8,352,588)	(14,260)	(6,198,256)	(28,569)	(1,738,181)	(1,975,470)
Net realized gain distribution from the Portfolios	13,424,841	—	—	3,840	469,157	—

Net realized gain (loss)	5,072,253	(14,260)	(6,198,256)	(24,729)	(1,269,024)	(1,975,470)

Net change in unrealized appreciation (depreciation) of investments	51,862,614	14,259	14,688,134	41,011	2,055,294	4,024,321

Net Realized and Unrealized Gain (Loss) on Investments	56,934,867	(1)	8,489,878	16,282	786,270	2,048,851

Net Increase (Decrease) in Net Assets Resulting from Operations	$63,778,733	$16,904,807	$8,444,435	$25,612	$1,137,674	$3,850,103

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-58

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/VALUE EQUITY*	EQ/WELLINGTON ENERGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,622,500	$784,758	$1,636,766	$—	$2,423,417	$795,467
Expenses:
Asset-based charges	74,644	136,867	239,935	—	586,623	32,565

Net expenses	74,644	136,867	239,935	—	586,623	32,565

Net Investment Income (Loss)	1,547,856	647,891	1,396,831	—	1,836,794	762,902

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(21,637)	(659,188)	(1,278,748)	129,128	1,416,086	1,442,977
Net realized gain distribution from the Portfolios	—	—	4,726,219	421,867	369,618	—

Net realized gain (loss)	(21,637)	(659,188)	3,447,471	550,995	1,785,704	1,442,977

Net change in unrealized appreciation (depreciation) of investments	352,163	1,349,847	16,867,529	165,068	33,342,949	(1,049,206)

Net Realized and Unrealized Gain (Loss) on Investments	330,526	690,659	20,315,000	716,063	35,128,653	393,771

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,878,382	$1,338,550	$21,711,831	$716,063	$36,965,447	$1,156,673

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-59

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	FIDELITY® VIP EQUITY-INCOME PORTFOLIO	FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY® VIP GROWTH & INCOME PORTFOLIO	FIDELITY® VIP HIGH INCOME PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$404,073	$53,481	$93,168	$98,286	$487,259	$187,344
Expenses:
Asset-based charges	6,132	—	—	—	43,658	—

Net expenses	6,132	—	—	—	43,658	—

Net Investment Income (Loss)	397,941	53,481	93,168	98,286	443,601	187,344

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(61,426)	22,008	90,084	—	775,596	(158,957)
Net realized gain distribution from the Portfolios	—	—	159,876	—	1,257,450	—

Net realized gain (loss)	(61,426)	22,008	249,960	—	2,033,046	(158,957)

Net change in unrealized appreciation (depreciation) of investments	1,140,825	296,417	246,584	—	2,470,462	292,807

Net Realized and Unrealized Gain (Loss) on Investments	1,079,399	318,425	496,544	—	4,503,508	133,850

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,477,340	$371,906	$589,712	$98,286	$4,947,109	$321,194

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-60

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO	FIDELITY® VIP VALUE PORTFOLIO	FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	FRANKLIN SMALL CAP VALUE VIP FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$483,164	$158,999	$60,796	$11,639	$129,023	$217,171
Expenses:
Asset-based charges	—	48,088	—	—	38,759	—

Net expenses	—	48,088	—	—	38,759	—

Net Investment Income (Loss)	483,164	110,911	60,796	11,639	90,264	217,171

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(909,716)	48,349	(9,357)	48,974	(1,229,776)	(251,357)
Net realized gain distribution from the Portfolios	—	1,186,102	205,842	48,392	1,398,737	1,031,516

Net realized gain (loss)	(909,716)	1,234,451	196,485	97,366	168,961	780,159

Net change in unrealized appreciation (depreciation) of investments	1,564,032	4,257,249	644,071	111,985	2,764,010	42,930

Net Realized and Unrealized Gain (Loss) on Investments	654,316	5,491,700	840,556	209,351	2,932,971	823,089

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,137,480	$5,602,611	$901,352	$220,990	$3,023,235	$1,040,260

The accompanying notes are an integral part of these financial statements.

FSA-61

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	JANUS HENDERSON BALANCED PORTFOLIO	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,664	$—	$32,440	$142,364	$20,101	$5,121
Expenses:
Asset-based charges	5,942	10,065	—	—	6,893	29,733

Net expenses	5,942	10,065	—	—	6,893	29,733

Net Investment Income (Loss)	(4,278)	(10,065)	32,440	142,364	13,208	(24,612)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(157,803)	(337,386)	30,895	(108,289)	14,228	(150,039)
Net realized gain distribution from the Portfolios	—	164,004	—	—	244,911	553,593

Net realized gain (loss)	(157,803)	(173,382)	30,895	(108,289)	259,139	403,554

Net change in unrealized appreciation (depreciation) of investments	688,162	1,373,210	166,992	118,906	453,683	1,885,856

Net Realized and Unrealized Gain (Loss) on Investments	530,359	1,199,828	197,887	10,617	712,822	2,289,410

Net Increase (Decrease) in Net Assets Resulting from Operations	$526,081	$1,189,763	$230,327	$152,981	$726,030	$2,264,798

The accompanying notes are an integral part of these financial statements.

FSA-62

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	NATURAL RESOURCES PORTFOLIO	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,151,857	$1,526,157	$—	$—	$3,069,944	$—
Expenses:
Asset-based charges	2,963,887	115,551	747,068	—	27,639	—

Net expenses	2,963,887	115,551	747,068	—	27,639	—

Net Investment Income (Loss)	(812,030)	1,410,606	(747,068)	—	3,042,305	—

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	10,116,710	(1,341,527)	3,014,460	453,530	(1,284,009)	19,218
Net realized gain distribution from the Portfolios	12,943,266	—	11,582,478	—	—	—

Net realized gain (loss)	23,059,976	(1,341,527)	14,596,938	453,530	(1,284,009)	19,218

Net change in unrealized appreciation (depreciation) of investments	157,129,643	2,505,311	71,716,091	(417,976)	(3,450,830)	114,517

Net Realized and Unrealized Gain (Loss) on Investments	180,189,619	1,163,784	86,313,029	35,554	(4,734,839)	133,735

Net Increase (Decrease) in Net Assets Resulting from Operations	$179,377,589	$2,574,390	$85,565,961	$35,554	$(1,692,534)	$133,735

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-63

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	T. ROWE PRICE EQUITY INCOME PORTFOLIO	T. ROWE PRICE MID-CAP GROWTH PORTFOLIO	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$413,920	$—	$8,998	$157,363	$174,565	$118,519
Expenses:
Asset-based charges	46,600	—	—	16,459	11,261	3,806

Net expenses	46,600	—	—	16,459	11,261	3,806

Net Investment Income (Loss)	367,320	—	8,998	140,904	163,304	114,713

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(6,431)	254	(223,195)	(514,747)	(176,734)	(1,474)
Net realized gain distribution from the Portfolios	963,886	36,206	22,788	259,838	166,204	128,279

Net realized gain (loss)	957,455	36,460	(200,407)	(254,909)	(10,530)	126,805

Net change in unrealized appreciation (depreciation) of investments	634,632	(5,764)	247,936	1,116,816	1,346,803	1,010,501

Net Realized and Unrealized Gain (Loss) on Investments	1,592,087	30,696	47,529	861,907	1,336,273	1,137,306

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,959,407	$30,696	$56,527	$1,002,811	$1,499,577	$1,252,019

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-64

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	TARGET 2055 ALLOCATION*	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP GLOBAL RESOURCES FUND	VANGUARD VARIABLE INSURANCE FUND EQUITY INDEX PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$87,478	$392,001	$—	$404,394	$252,365
Expenses:
Asset-based charges	4,031	27,034	51,670	22,917	99,742

Net expenses	4,031	27,034	51,670	22,917	99,742

Net Investment Income (Loss)	83,447	364,967	(51,670)	381,477	152,623

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	73,114	(859,881)	(1,607,040)	829,446	1,362,632
Net realized gain distribution from the Portfolios	64,214	14,220	—	—	558,932

Net realized gain (loss)	137,328	(845,661)	(1,607,040)	829,446	1,921,564

Net change in unrealized appreciation (depreciation) of investments	830,347	2,670,636	2,681,837	(1,934,971)	1,665,159

Net Realized and Unrealized Gain (Loss) on Investments	967,675	1,824,975	1,074,797	(1,105,525)	3,586,723

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,051,122	$2,189,942	$1,023,127	$(724,048)	$3,739,346

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-65

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	1290 VT CONVERTIBLE SECURITIES*		1290 VT DOUBLELINE OPPORTUNISTIC BOND*		1290 VT EQUITY INCOME*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$125,304	$48,554	$322,591	$122,570	$456,371	$416,484
Net realized gain (loss)	(553,324)	(576,961)	(226,003)	(37,789)	1,122,255	1,189,343
Net change in unrealized appreciation (depreciation) of investments	1,044,210	(339,519)	323,230	(542,906)	(372,561)	(856,389)

Net increase (decrease) in net assets resulting from operations	616,190	(867,926)	419,818	(458,125)	1,206,065	749,438

From Contractowners Transactions:
Payments received from contractowners	1,248,542	977,371	1,222,455	723,088	1,115,454	1,023,736
Transfers between Variable Investment Options including guaranteed interest account, net	(84,569)	188,924	2,842,003	858,524	(1,628,496)	739,667
Redemptions for contract benefits and terminations	(176,449)	(49,298)	(154,485)	(37,534)	(1,297,551)	(748,129)
Contract maintenance charges	(233,377)	(152,744)	(194,564)	(132,248)	(662,459)	(624,992)

Net increase (decrease) in net assets resulting from contractowners transactions	754,147	964,253	3,715,409	1,411,830	(2,473,052)	390,282

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	2,794	1,573	3,289	1,484	231	281

Net Increase (Decrease) in Net Assets	1,373,131	97,900	4,138,516	955,189	(1,266,756)	1,140,001
Net Assets — Beginning of Year or Period	4,151,038	4,053,138	4,043,251	3,088,062	25,619,803	24,479,802

Net Assets — End of Year or Period	$5,524,169	$4,151,038	$8,181,767	$4,043,251	$24,353,047	$25,619,803

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-66

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*		1290 VT MULTI-ALTERNATIVE STRATEGIES*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$260,161	$17,044	$1,118,839	$823,532	$6,806	$1,898
Net realized gain (loss)	321,618	284,788	20,600,711	14,534,184	(2,100)	1,519
Net change in unrealized appreciation (depreciation) of investments	841,750	(1,474,832)	22,066,022	(42,172,117)	7,638	(9,766)

Net increase (decrease) in net assets resulting from operations	1,423,529	(1,173,000)	43,785,572	(26,814,401)	12,344	(6,349)

From Contractowners Transactions:
Payments received from contractowners	889,172	894,295	10,566,833	11,693,393	227,071	27,754
Transfers between Variable Investment Options including guaranteed interest account, net	(865,015)	(1,828,537)	(4,790,583)	(9,500,604)	28,594	81,111
Redemptions for contract benefits and terminations	(339,324)	(233,815)	(6,361,935)	(4,914,143)	—	—
Contract maintenance charges	(384,750)	(368,859)	(5,483,365)	(5,376,108)	(20,208)	(6,083)

Net increase (decrease) in net assets resulting from contractowners transactions	(699,917)	(1,536,916)	(6,069,050)	(8,097,462)	235,457	102,782

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	509	(104)	4,833	7,640	305	81

Net Increase (Decrease) in Net Assets	724,121	(2,710,020)	37,721,355	(34,904,223)	248,106	96,514

Net Assets — Beginning of Year or Period	15,578,943	18,288,963	213,279,371	248,183,594	102,373	5,859

Net Assets — End of Year or Period	$16,303,064	$15,578,943	$251,000,726	$213,279,371	$350,479	$102,373

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-67

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	1290 VT NATURAL RESOURCES*		1290 VT REAL ESTATE*		1290 VT SMALL CAP VALUE*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$48,213	$33,942	$31,918	$608	$362,952	$82,819
Net realized gain (loss)	21,964	45,781	(47,109)	(51,866)	4,138,231	4,985,951
Net change in unrealized appreciation (depreciation) of investments	(48,094)	54,545	112,423	(13,110)	(2,490,358)	(5,182,602)

Net increase (decrease) in net assets resulting from operations	22,083	134,268	97,232	(64,368)	2,010,825	(113,832)

From Contractowners Transactions:
Payments received from contractowners	808,628	734,580	857,543	197,120	1,846,831	1,616,775
Transfers between Variable Investment Options including guaranteed interest account, net	(199,168)	(39,437)	72,251	105,507	(649,095)	(2,137,152)
Redemptions for contract benefits and terminations	(44,594)	(55)	(1,191)	—	(1,080,189)	(764,444)
Contract maintenance charges	(107,734)	(55,893)	(94,442)	(31,541)	(1,424,974)	(1,437,488)

Net increase (decrease) in net assets resulting from contractowners transactions	457,132	639,195	834,161	271,086	(1,307,427)	(2,722,309)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	1,955	2,043	1,294	344	1,707	1,945

Net Increase (Decrease) in Net Assets	481,170	775,506	932,687	207,062	705,105	(2,834,196)
Net Assets — Beginning of Year or Period	1,053,680	278,174	390,436	183,374	37,968,749	40,802,945

Net Assets — End of Year or Period	$1,534,850	$1,053,680	$1,323,123	$390,436	$38,673,854	$37,968,749

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-68

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	1290 VT SMARTBETA EQUITY ESG*		1290 VT SOCIALLY RESPONSIBLE*		AB VPS DISCOVERY VALUE PORTFOLIO** (a)
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$179,286	$155,721	$40,009	$23,592	$1,465	$6
Net realized gain (loss)	385,452	281,195	263,602	420,233	15,474	90
Net change in unrealized appreciation (depreciation) of investments	1,588,164	(1,561,696)	1,201,978	(2,006,718)	12,661	(49)

Net increase (decrease) in net assets resulting from operations	2,152,902	(1,124,780)	1,505,589	(1,562,893)	29,600	47

From Contractowners Transactions:
Payments received from contractowners	1,191,278	1,310,193	568,796	527,739	47,680	14,845
Transfers between Variable Investment Options including guaranteed interest account, net	(446,453)	6,955,991	506,276	(316,306)	130,248	8,612
Redemptions for contract benefits and terminations	(287,536)	(310,041)	(119,875)	(116,781)	(8)	(4)
Contract maintenance charges	(449,272)	(251,565)	(192,606)	(169,879)	(13,197)	(1,065)

Net increase (decrease) in net assets resulting from contractowners transactions	8,017	7,704,578	762,591	(75,227)	164,723	22,388

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	(1,403)	9,610	513	691	389	7

Net Increase (Decrease) in Net Assets	2,159,516	6,589,408	2,268,693	(1,637,429)	194,712	22,442
Net Assets — Beginning of Year or Period	13,307,009	6,717,601	5,296,161	6,933,590	22,442	—

Net Assets — End of Year or Period	$15,466,525	$13,307,009	$7,564,854	$5,296,161	$217,154	$22,442

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.
(a)	Units were made available on May 23, 2022.

FSA-69

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	AB VPS RELATIVE VALUE PORTFOLIO** (a)		AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO** (a)		AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,797	$16	$16	$—	$95,411	$40,240
Net realized gain (loss)	10,827	113	3,902	434	57,636	137,977
Net change in unrealized appreciation (depreciation) of investments	1,161	65	3,810	193	408,424	(331,440)

Net increase (decrease) in net assets resulting from operations	13,785	194	7,728	627	561,471	(153,223)

From Contractowners Transactions:
Payments received from contractowners	41,741	1,827	48,146	4,051	2,138,654	2,095,409
Transfers between Variable Investment Options including guaranteed interest account, net	135,451	2,931	24,746	5,582	760,907	300,938
Redemptions for contract benefits and terminations	(37)	(2)	—	—	(59,441)	—
Contract maintenance charges	(16,327)	(683)	(5,829)	(708)	(303,408)	(134,675)

Net increase (decrease) in net assets resulting from contractowners transactions	160,828	4,073	67,063	8,925	2,536,712	2,261,672

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	144	—	182	16	6,113	2,479

Net Increase (Decrease) in Net Assets	174,757	4,267	74,973	9,568	3,104,296	2,110,928
Net Assets — Beginning of Year or Period	4,267	—	9,568	—	2,661,409	550,481

Net Assets — End of Year or Period	$179,024	$4,267	$84,541	$9,568	$5,765,705	$2,661,409

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.
(a)	Units were made available on May 23, 2022.

FSA-70

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND		AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®		BLACKROCK GLOBAL ALLOCATION V.I. FUND
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(18,574)	$(23,772)	$533,945	$412,796	$153,837	$—
Net realized gain (loss)	(762,595)	4,819,695	(611,936)	3,562,457	(959,825)	(598,256)
Net change in unrealized appreciation (depreciation) of investments	3,236,106	(10,877,645)	6,606,908	(15,050,123)	1,598,676	(977,965)

Net increase (decrease) in net assets resulting from operations	2,454,937	(6,081,722)	6,528,917	(11,074,870)	792,688	(1,576,221)

From Contractowners Transactions:
Payments received from contractowners	1,844,767	1,744,308	6,062,095	5,385,653	1,062,375	845,850
Transfers between Variable Investment Options including guaranteed interest account, net	(76,685)	(307,886)	23,803	(845,319)	(2,275,612)	(1,046,955)
Redemptions for contract benefits and terminations	(362,697)	(406,940)	(1,300,263)	(495,805)	(479,323)	(145,760)
Contract maintenance charges	(431,328)	(398,880)	(1,191,574)	(1,090,547)	(159,613)	(158,022)

Net increase (decrease) in net assets resulting from contractowners transactions	974,057	630,602	3,594,061	2,953,982	(1,852,173)	(504,887)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	3,877	2,154	16,342	8,002	2,169	(525)

Net Increase (Decrease) in Net Assets	3,432,871	(5,448,966)	10,139,320	(8,112,886)	(1,057,316)	(2,081,633)
Net Assets — Beginning of Year or Period	15,041,653	20,490,619	40,619,171	48,732,057	7,269,007	9,350,640

Net Assets — End of Year or Period	$18,474,524	$15,041,653	$50,758,491	$40,619,171	$6,211,691	$7,269,007

The accompanying notes are an integral part of these financial statements.

FSA-71

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO		DELAWARE IVY VIP HIGH INCOME		EQ/400 MANAGED VOLATILITY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$532	$2,380	$2,946,434	$2,901,987	$55,091	$34,883
Net realized gain (loss)	(86,181)	159,979	(1,529,963)	(1,173,016)	131,692	135,984
Net change in unrealized appreciation (depreciation) of investments	366,935	(891,697)	3,848,231	(7,248,077)	669,390	(1,353,071)

Net increase (decrease) in net assets resulting from operations	281,286	(729,338)	5,264,702	(5,519,106)	856,173	(1,182,204)

From Contractowners Transactions:
Payments received from contractowners	559,840	689,793	5,072,466	4,907,491	263,264	285,045
Transfers between Variable Investment Options including guaranteed interest account, net	(289,064)	(163,810)	416,851	(2,738,029)	(469,327)	(286,659)
Redemptions for contract benefits and terminations	(136,393)	(133,159)	(1,471,082)	(1,425,630)	(211,185)	(197,398)
Contract maintenance charges	(85,396)	(82,499)	(1,630,344)	(1,593,255)	(172,701)	(191,515)

Net increase (decrease) in net assets resulting from contractowners transactions	48,987	310,325	2,387,891	(849,423)	(589,949)	(390,527)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	2,080	1,367	6,855	3,968	11	(11)

Net Increase (Decrease) in Net Assets	332,353	(417,646)	7,659,448	(6,364,561)	266,235	(1,572,742)
Net Assets — Beginning of Year or Period	2,304,309	2,721,955	43,819,712	50,184,273	5,959,372	7,532,114

Net Assets — End of Year or Period	$2,636,662	$2,304,309	$51,479,160	$43,819,712	$6,225,607	$5,959,372

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-72

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/500 MANAGED VOLATILITY*		EQ/2000 MANAGED VOLATILITY*		EQ/AB SMALL CAP GROWTH*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$240,070	$152,575	$75,141	$41,606	$(311,457)	$(606,994)
Net realized gain (loss)	1,627,029	1,597,049	(60,789)	99,422	(5,701,521)	5,492,864
Net change in unrealized appreciation (depreciation) of investments	3,290,509	(6,784,313)	1,019,607	(2,089,596)	41,334,713	(87,591,880)

Net increase (decrease) in net assets resulting from operations	5,157,608	(5,034,689)	1,033,959	(1,948,568)	35,321,735	(82,706,010)

From Contractowners Transactions:
Payments received from contractowners	757,679	813,143	258,033	278,574	9,159,384	8,612,276
Transfers between Variable Investment Options including guaranteed interest account, net	1,150,267	777,875	(55,723)	(74,791)	(6,082,312)	9,975,108
Redemptions for contract benefits and terminations	(510,344)	(278,300)	(316,915)	(54,571)	(7,035,119)	(5,200,136)
Contract maintenance charges	(717,196)	(710,207)	(201,818)	(201,273)	(7,154,547)	(6,774,370)

Net increase (decrease) in net assets resulting from contractowners transactions	680,406	602,511	(316,423)	(52,061)	(11,112,594)	6,612,878

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	256	216	—	(10)	2,696	(676)

Net Increase (Decrease) in Net Assets	5,838,270	(4,431,962)	717,536	(2,000,639)	24,211,837	(76,093,808)
Net Assets — Beginning of Year or Period	20,355,229	24,787,191	6,683,944	8,684,583	210,489,670	286,583,478

Net Assets — End of Year or Period	$26,193,499	$20,355,229	$7,401,480	$6,683,944	$234,701,507	$210,489,670

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-73

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/AB SUSTAINABLE U.S. THEMATIC* (a)		EQ/AGGRESSIVE ALLOCATION*		EQ/ALL ASSET GROWTH ALLOCATION*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$161	$29	$2,072,260	$1,222,880	$677,129	$452,822
Net realized gain (loss)	778	(617)	113,439	21,049,396	212,190	2,415,262
Net change in unrealized appreciation (depreciation) of investments	4,319	66	25,961,811	(58,179,964)	4,075,246	(9,012,802)

Net increase (decrease) in net assets resulting from operations	5,258	(522)	28,147,510	(35,907,688)	4,964,565	(6,144,718)

From Contractowners Transactions:
Payments received from contractowners	47,849	1,869	11,283,808	11,422,021	2,866,218	2,709,941
Transfers between Variable Investment Options including guaranteed interest account, net	8,797	1,490	(5,262,159)	(1,123,990)	(769,657)	(949,038)
Redemptions for contract benefits and terminations	—	—	(7,824,555)	(5,066,197)	(1,336,096)	(1,212,001)
Contract maintenance charges	(6,207)	(297)	(5,403,573)	(5,128,378)	(1,599,116)	(1,629,632)

Net increase (decrease) in net assets resulting from contractowners transactions	50,439	3,062	(7,206,479)	103,456	(838,651)	(1,080,730)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	50	10	9,845	3,846	1,501	607

Net Increase (Decrease) in Net Assets	55,747	2,550	20,950,876	(35,800,386)	4,127,415	(7,224,841)
Net Assets — Beginning of Year or Period	2,550	—	158,122,734	193,923,120	35,631,783	42,856,624

Net Assets — End of Year or Period	$58,297	$2,550	$179,073,610	$158,122,734	$39,759,198	$35,631,783

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(a)	Units were made available on May 23, 2022.

FSA-74

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/AMERICAN CENTURY MID CAP VALUE*		EQ/BALANCED STRATEGY*		EQ/CAPITAL GROUP RESEARCH*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,484,032	$2,720,192	$693,333	$432,063	$(130,719)	$(416,308)
Net realized gain (loss)	4,385,794	12,706,606	867,671	2,405,402	13,637,969	23,435,449
Net change in unrealized appreciation (depreciation) of investments	(117,912)	(17,258,634)	4,055,239	(11,132,825)	16,770,682	(57,974,616)

Net increase (decrease) in net assets resulting from operations	5,751,914	(1,831,836)	5,616,243	(8,295,360)	30,277,932	(34,955,475)

From Contractowners Transactions:
Payments received from contractowners	6,220,329	6,361,018	3,724,119	4,114,825	3,433,372	3,967,368
Transfers between Variable Investment Options including guaranteed interest account, net	(2,093,360)	(4,511,687)	(1,075,883)	(1,503,484)	(9,537,185)	(1,849,145)
Redemptions for contract benefits and terminations	(3,957,619)	(3,115,945)	(4,179,260)	(2,570,177)	(3,108,685)	(3,112,726)
Contract maintenance charges	(2,765,819)	(2,749,028)	(2,184,741)	(2,392,321)	(3,971,879)	(4,379,126)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,596,469)	(4,015,642)	(3,715,765)	(2,351,157)	(13,184,377)	(5,373,629)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	2,916	1,410	—	—	—	(74)

Net Increase (Decrease) in Net Assets	3,158,361	(5,846,068)	1,900,478	(10,646,517)	17,093,555	(40,329,178)
Net Assets — Beginning of Year or Period	102,608,927	108,454,995	43,104,236	53,750,753	141,700,619	182,029,797

Net Assets — End of Year or Period	$105,767,288	$102,608,927	$45,004,714	$43,104,236	$158,794,174	$141,700,619

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-75

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*		EQ/COMMON STOCK INDEX* (b)		EQ/CONSERVATIVE ALLOCATION*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(246,289)	$(236,201)	$11,745,813	$5,071,057	$380,698	$221,851
Net realized gain (loss)	5,202,749	14,040,716	135,409,266	160,579,118	(421,140)	(68,804)
Net change in unrealized appreciation (depreciation) of investments	33,150,217	(54,947,373)	270,765,379	(618,589,404)	1,346,917	(3,169,885)

Net increase (decrease) in net assets resulting from operations	38,106,677	(41,142,858)	417,920,458	(452,939,229)	1,306,475	(3,016,838)

From Contractowners Transactions:
Payments received from contractowners	3,399,303	3,625,250	67,375,484	67,264,008	2,209,722	1,497,672
Transfers between Variable Investment Options including guaranteed interest account, net	(6,426,402)	(866,984)	(39,635,996)	(47,687,952)	228,057	(2,309,870)
Redemptions for contract benefits and terminations	(2,270,127)	(1,881,031)	(62,415,297)	(45,404,801)	(1,554,974)	(713,749)
Contract maintenance charges	(2,333,526)	(2,303,946)	(74,469,498)	(72,974,422)	(1,572,824)	(1,638,706)

Net increase (decrease) in net assets resulting from contractowners transactions	(7,630,752)	(1,426,711)	(109,145,307)	(98,803,167)	(690,019)	(3,164,653)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	1,129	(2,410)	36,712	(4,002)	3,323	(333)

Net Increase (Decrease) in Net Assets	30,477,054	(42,571,979)	308,811,863	(551,746,398)	619,779	(6,181,824)
Net Assets — Beginning of Year or Period	85,464,030	128,036,009	1,759,236,069	2,310,982,467	17,341,616	23,523,440

Net Assets — End of Year or Period	$115,941,084	$85,464,030	$2,068,047,932	$1,759,236,069	$17,961,395	$17,341,616

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(b)	EQ/Common Stock Index replaced 1290 VT Low Volatility Global Equity due to a merger on November 11, 2022.

FSA-76

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/CONSERVATIVE GROWTH STRATEGY*		EQ/CONSERVATIVE STRATEGY*		EQ/CONSERVATIVE-PLUS ALLOCATION*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$126,493	$76,561	$48,347	$35,647	$536,122	$340,242
Net realized gain (loss)	82,394	476,131	(67,559)	61,525	(616,507)	1,448,035
Net change in unrealized appreciation (depreciation) of investments	660,765	(1,845,482)	261,166	(552,281)	3,116,787	(7,164,987)

Net increase (decrease) in net assets resulting from operations	869,652	(1,292,790)	241,954	(455,109)	3,036,402	(5,376,710)

From Contractowners Transactions:
Payments received from contractowners	725,133	815,269	278,128	272,427	2,600,494	2,758,310
Transfers between Variable Investment Options including guaranteed interest account, net	221,565	(176,306)	(657,679)	692,458	(2,075,635)	(1,455,245)
Redemptions for contract benefits and terminations	(493,380)	(157,132)	(17,175)	(241,374)	(1,406,529)	(1,604,606)
Contract maintenance charges	(537,409)	(577,567)	(218,837)	(228,389)	(1,886,494)	(1,830,339)

Net increase (decrease) in net assets resulting from contractowners transactions	(84,091)	(95,736)	(615,563)	495,122	(2,768,164)	(2,131,880)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	—	—	—	1,578	(3,010)

Net Increase (Decrease) in Net Assets	785,561	(1,388,526)	(373,609)	40,013	269,816	(7,511,600)
Net Assets — Beginning of Year or Period	7,538,132	8,926,658	3,355,525	3,315,512	29,588,155	37,099,755

Net Assets — End of Year or Period	$8,323,693	$7,538,132	$2,981,916	$3,355,525	$29,857,971	$29,588,155

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-77

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/CORE BOND INDEX*		EQ/CORE PLUS BOND* (c)		EQ/EMERGING MARKETS EQUITY PLUS*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,669,568	$1,080,973	$2,326,729	$2,474,743	$53,289	$28,383
Net realized gain (loss)	(763,367)	(277,548)	(1,825,150)	(1,334,713)	(117,843)	9,242
Net change in unrealized appreciation (depreciation) of investments	2,789,299	(8,783,889)	4,232,054	(12,463,496)	237,383	(224,459)

Net increase (decrease) in net assets resulting from operations	3,695,500	(7,980,464)	4,733,633	(11,323,466)	172,829	(186,834)

From Contractowners Transactions:
Payments received from contractowners	6,734,814	5,964,751	7,762,552	5,718,968	1,309,504	890,813
Transfers between Variable Investment Options including guaranteed interest account, net	7,560,415	(1,220,749)	4,194,431	29,873,741	(296,450)	(85,561)
Redemptions for contract benefits and terminations	(2,161,480)	(1,449,199)	(3,806,228)	(2,869,957)	(9,370)	(39,681)
Contract maintenance charges	(3,107,855)	(2,848,014)	(6,482,496)	(5,329,419)	(127,299)	(85,456)

Net increase (decrease) in net assets resulting from contractowners transactions	9,025,894	446,789	1,668,259	27,393,333	876,385	680,115

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	15,197	370	727	(678)	2,529	1,624

Net Increase (Decrease) in Net Assets	12,736,591	(7,533,305)	6,402,619	16,069,189	1,051,743	494,905
Net Assets — Beginning of Year or Period	80,749,664	88,282,969	110,219,152	94,149,963	1,326,801	831,896

Net Assets — End of Year or Period	$93,486,255	$80,749,664	$116,621,771	$110,219,152	$2,378,544	$1,326,801

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(c)	EQ/Core Plus Bond replaced EQ/Franklin Strategic Income due to a merger on November 11, 2022.

FSA-78

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/EQUITY 500 INDEX*		EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*		EQ/FRANKLIN RISING DIVIDENDS*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$12,336,365	$10,572,185	$72,245	$160,107	$765,240	$428,144
Net realized gain (loss)	60,794,132	65,010,708	6,834,633	8,982,721	3,530,656	3,997,602
Net change in unrealized appreciation (depreciation) of investments	242,899,417	(357,396,484)	32,730,557	(44,756,304)	5,158,749	(13,991,047)

Net increase (decrease) in net assets resulting from operations	316,029,914	(281,813,591)	39,637,435	(35,613,476)	9,454,645	(9,565,301)

From Contractowners Transactions:
Payments received from contractowners	98,898,426	89,892,207	2,282,670	2,508,421	5,097,779	4,346,343
Transfers between Variable Investment Options including guaranteed interest account, net	5,057,812	(1,282,861)	(2,766,221)	(1,360,682)	(62,425)	306,775
Redemptions for contract benefits and terminations	(35,107,642)	(19,756,086)	(3,576,802)	(1,116,565)	(1,906,605)	(1,590,643)
Contract maintenance charges	(44,846,060)	(41,492,520)	(1,403,693)	(1,408,943)	(2,316,251)	(2,129,752)

Net increase (decrease) in net assets resulting from contractowners transactions	24,002,536	27,360,740	(5,464,046)	(1,377,769)	812,498	932,723

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	114,945	54,925	—	(1,496)	7,263	5,330

Net Increase (Decrease) in Net Assets	340,147,395	(254,397,926)	34,173,389	(36,992,741)	10,274,406	(8,627,248)
Net Assets — Beginning of Year or Period	1,240,724,972	1,495,122,898	130,371,816	167,364,557	79,583,274	88,210,522

Net Assets — End of Year or Period	$1,580,872,367	$1,240,724,972	$164,545,205	$130,371,816	$89,857,680	$79,583,274

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-79

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/GLOBAL EQUITY MANAGED VOLATILITY*		EQ/GOLDMAN SACHS MID CAP VALUE*		EQ/GROWTH STRATEGY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$729,966	$25,134	$100,087	$74,391	$1,163,508	$705,897
Net realized gain (loss)	8,600,583	5,842,319	742,537	2,100,402	2,442,519	6,903,635
Net change in unrealized appreciation (depreciation) of investments	15,539,319	(40,025,400)	897,315	(3,985,615)	8,941,249	(23,750,862)

Net increase (decrease) in net assets resulting from operations	24,869,868	(34,157,947)	1,739,939	(1,810,822)	12,547,276	(16,141,330)

From Contractowners Transactions:
Payments received from contractowners	4,436,881	4,831,470	1,567,068	1,758,829	6,813,172	7,742,923
Transfers between Variable Investment Options including guaranteed interest account, net	(4,450,547)	(2,556,356)	275,461	(663,818)	(2,239,552)	(1,530,264)
Redemptions for contract benefits and terminations	(3,762,394)	(3,360,068)	(705,433)	(434,401)	(2,993,382)	(2,866,913)
Contract maintenance charges	(4,551,934)	(4,522,261)	(477,483)	(446,076)	(2,540,165)	(2,941,361)

Net increase (decrease) in net assets resulting from contractowners transactions	(8,327,994)	(5,607,215)	659,613	214,534	(959,927)	404,385

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	(580)	1,934	—	—	—

Net Increase (Decrease) in Net Assets	16,541,874	(39,765,742)	2,401,486	(1,596,288)	11,587,349	(15,736,945)
Net Assets — Beginning of Year or Period	122,670,818	162,436,560	15,007,954	16,604,242	76,767,981	92,504,926

Net Assets — End of Year or Period	$139,212,692	$122,670,818	$17,409,440	$15,007,954	$88,355,330	$76,767,981

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-80

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/INTERMEDIATE GOVERNMENT BOND*		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*		EQ/INTERNATIONAL EQUITY INDEX*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,154,249	$238,066	$853,398	$552,896	$8,164,344	$6,219,032
Net realized gain (loss)	(545,867)	(358,034)	1,049,480	580,051	4,454,814	1,685,026
Net change in unrealized appreciation (depreciation) of investments	1,018,908	(3,588,662)	6,672,572	(10,242,492)	42,011,211	(50,044,231)

Net increase (decrease) in net assets resulting from operations	1,627,290	(3,708,630)	8,575,450	(9,109,545)	54,630,369	(42,140,173)

From Contractowners Transactions:
Payments received from contractowners	3,663,302	3,643,676	2,110,229	2,258,276	23,687,328	21,223,119
Transfers between Variable Investment Options including guaranteed interest account, net	7,670,714	(974,329)	(2,443,084)	(68,365)	1,280,185	(3,258,424)
Redemptions for contract benefits and terminations	(1,925,354)	(1,518,768)	(1,365,263)	(1,219,789)	(10,129,910)	(7,215,046)
Contract maintenance charges	(3,101,410)	(3,116,526)	(1,854,626)	(1,840,717)	(16,970,956)	(16,006,802)

Net increase (decrease) in net assets resulting from contractowners transactions	6,307,252	(1,965,947)	(3,552,744)	(870,595)	(2,133,353)	(5,257,153)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	386	(189)	238	—	6,569	(147)

Net Increase (Decrease) in Net Assets	7,934,928	(5,674,766)	5,022,944	(9,980,140)	52,503,585	(47,397,473)
Net Assets — Beginning of Year or Period	41,089,270	46,764,036	53,462,521	63,442,661	295,443,704	342,841,177

Net Assets — End of Year or Period	$49,024,198	$41,089,270	$58,485,465	$53,462,521	$347,947,289	$295,443,704

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-81

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/INTERNATIONAL MANAGED VOLATILITY*		EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/INVESCO COMSTOCK*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$155,698	$69,056	$1,369,327	$908,773	$536,470	$537,333
Net realized gain (loss)	38,672	(29,167)	571,356	1,060,730	3,379,171	6,828,887
Net change in unrealized appreciation (depreciation) of investments	885,856	(1,280,633)	10,440,832	(13,419,346)	317,473	(7,334,040)

Net increase (decrease) in net assets resulting from operations	1,080,226	(1,240,744)	12,381,515	(11,449,843)	4,233,114	32,180

From Contractowners Transactions:
Payments received from contractowners	158,141	185,004	3,385,136	3,265,542	1,629,915	1,689,090
Transfers between Variable Investment Options including guaranteed interest account, net	17,199	(355,156)	(1,778,630)	(703,116)	(1,784,580)	(5,024,601)
Redemptions for contract benefits and terminations	(143,434)	(33,698)	(2,161,078)	(1,573,036)	(940,518)	(802,578)
Contract maintenance charges	(184,543)	(170,380)	(3,001,136)	(2,988,937)	(825,705)	(809,994)

Net increase (decrease) in net assets resulting from contractowners transactions	(152,637)	(374,230)	(3,555,708)	(1,999,547)	(1,920,888)	(4,948,083)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	(13)	464	(10)	601	(123)

Net Increase (Decrease) in Net Assets	927,589	(1,614,987)	8,826,271	(13,449,400)	2,312,827	(4,916,026)
Net Assets — Beginning of Year or Period	6,518,175	8,133,162	69,210,762	82,660,162	37,373,540	42,289,566

Net Assets — End of Year or Period	$7,445,764	$6,518,175	$78,037,033	$69,210,762	$39,686,367	$37,373,540

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-82

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/INVESCO GLOBAL*		EQ/INVESCO GLOBAL REAL ASSETS*		EQ/JANUS ENTERPRISE*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$5	$—	$1,000,947	$745,741	$(167,434)	$(204,897)
Net realized gain (loss)	(22,940)	(20,574)	878,523	1,811,915	6,902,863	6,887,322
Net change in unrealized appreciation (depreciation) of investments	432,031	(192,255)	2,756,925	(7,397,636)	7,428,976	(24,643,612)

Net increase (decrease) in net assets resulting from operations	409,096	(212,829)	4,636,395	(4,839,980)	14,164,405	(17,961,187)

From Contractowners Transactions:
Payments received from contractowners	545,885	451,921	2,951,873	3,237,954	5,040,755	3,924,346
Transfers between Variable Investment Options including guaranteed interest account, net	299,566	82,021	(1,423,810)	(2,574,587)	(2,309,148)	(4,360,570)
Redemptions for contract benefits and terminations	(9,274)	(315)	(1,543,956)	(1,316,613)	(3,228,396)	(2,623,945)
Contract maintenance charges	(91,117)	(54,819)	(1,090,744)	(1,134,347)	(2,580,843)	(2,535,057)

Net increase (decrease) in net assets resulting from contractowners transactions	745,060	478,808	(1,106,637)	(1,787,593)	(3,077,632)	(5,595,226)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	5,113	2,183	1,560	411	2,204	550

Net Increase (Decrease) in Net Assets	1,159,269	268,162	3,531,318	(6,627,162)	11,088,977	(23,555,863)
Net Assets — Beginning of Year or Period	771,685	503,523	46,997,825	53,624,987	85,851,874	109,407,737

Net Assets — End of Year or Period	$1,930,954	$771,685	$50,529,143	$46,997,825	$96,940,851	$85,851,874

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-83

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/JPMORGAN GROWTH STOCK*		EQ/JPMORGAN VALUE OPPORTUNITIES*		EQ/LARGE CAP CORE MANAGED VOLATILITY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(359,485)	$(373,765)	$1,325,261	$899,984	$668,346	$(56,959)
Net realized gain (loss)	31,095,158	8,043,876	5,954,374	9,139,937	3,833,454	4,451,172
Net change in unrealized appreciation (depreciation) of investments	34,272,507	(95,989,872)	4,050,306	(10,242,054)	4,290,328	(13,159,724)

Net increase (decrease) in net assets resulting from operations	65,008,180	(88,319,761)	11,329,941	(202,133)	8,792,128	(8,765,511)

From Contractowners Transactions:
Payments received from contractowners	13,766,485	14,643,801	8,655,122	8,059,251	1,234,465	1,240,824
Transfers between Variable Investment Options including guaranteed interest account, net	(7,329,706)	(2,915,220)	(3,031,484)	11,520,117	(550,291)	(777,812)
Redemptions for contract benefits and terminations	(7,192,974)	(3,256,719)	(4,595,764)	(2,235,333)	(885,320)	(284,186)
Contract maintenance charges	(5,017,621)	(4,816,273)	(3,065,681)	(2,710,481)	(990,404)	(1,000,319)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,773,816)	3,655,589	(2,037,807)	14,633,554	(1,191,550)	(821,493)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	9,645	1,417	4,335	1,026	421	169

Net Increase (Decrease) in Net Assets	59,244,009	(84,662,755)	9,296,469	14,432,447	7,600,999	(9,586,835)
Net Assets — Beginning of Year or Period	142,244,851	226,907,606	107,853,642	93,421,195	37,592,065	47,178,900

Net Assets — End of Year or Period	$201,488,860	$142,244,851	$117,150,111	$107,853,642	$45,193,064	$37,592,065

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-84

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*		EQ/LARGE CAP VALUE INDEX*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(313,470)	$(340,019)	$30,690	$(1,077,397)	$730,952	$583,941
Net realized gain (loss)	21,246,901	29,755,085	34,337,405	43,620,720	1,857,155	1,474,636
Net change in unrealized appreciation (depreciation) of investments	67,200,837	(122,145,890)	68,680,256	(169,440,061)	2,480,921	(6,112,960)

Net increase (decrease) in net assets resulting from operations	88,134,268	(92,730,824)	103,048,351	(126,896,738)	5,069,028	(4,054,383)

From Contractowners Transactions:
Payments received from contractowners	12,960,687	11,632,324	8,146,035	8,414,148	5,384,187	3,891,462
Transfers between Variable Investment Options including guaranteed interest account, net	83,419	(10,328,424)	(6,287,781)	(4,553,788)	(10,802)	1,969,616
Redemptions for contract benefits and terminations	(10,284,657)	(4,984,900)	(10,233,862)	(8,170,826)	(1,193,047)	(741,794)
Contract maintenance charges	(6,564,158)	(6,149,587)	(9,448,260)	(9,348,868)	(1,390,370)	(1,155,093)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,804,709)	(9,830,587)	(17,823,868)	(13,659,334)	2,789,968	3,964,191

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	18,003	(189)	828	286	7,604	3,744

Net Increase (Decrease) in Net Assets	84,347,562	(102,561,600)	85,225,311	(140,555,786)	7,866,600	(86,448)
Net Assets — Beginning of Year or Period	216,351,058	318,912,658	276,514,265	417,070,051	46,164,290	46,250,738

Net Assets — End of Year or Period	$300,698,620	$216,351,058	$361,739,576	$276,514,265	$54,030,890	$46,164,290

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-85

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/LAZARD EMERGING MARKETS EQUITY*		EQ/LOOMIS SAYLES GROWTH*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$4,539,901	$3,306,091	$2,267,608	$2,397,367	$(121,509)	$(110,725)
Net realized gain (loss)	34,166,957	24,504,741	(1,058,036)	(688,009)	4,417,941	7,009,313
Net change in unrealized appreciation (depreciation) of investments	10,095,939	(81,637,995)	10,492,372	(11,753,436)	18,648,284	(27,167,232)

Net increase (decrease) in net assets resulting from operations	48,802,797	(53,827,163)	11,701,944	(10,044,078)	22,944,716	(20,268,644)

From Contractowners Transactions:
Payments received from contractowners	14,040,338	14,911,895	3,892,982	4,334,086	4,061,755	3,803,091
Transfers between Variable Investment Options including guaranteed interest account, net	(9,510,764)	(10,287,781)	(4,699,836)	(358,818)	(2,022,225)	(28,264)
Redemptions for contract benefits and terminations	(12,248,246)	(10,506,195)	(2,426,664)	(1,331,691)	(2,189,299)	(1,017,589)
Contract maintenance charges	(16,531,097)	(16,819,903)	(1,311,404)	(1,372,865)	(1,781,295)	(1,575,422)

Net increase (decrease) in net assets resulting from contractowners transactions	(24,249,769)	(22,701,984)	(4,544,922)	1,270,712	(1,931,064)	1,181,816

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	(17)	—	369	3,763	4,522

Net Increase (Decrease) in Net Assets	24,553,028	(76,529,164)	7,157,022	(8,772,997)	21,017,415	(19,082,306)
Net Assets — Beginning of Year or Period	377,951,590	454,480,754	56,663,956	65,436,953	52,719,831	71,802,137

Net Assets — End of Year or Period	$402,504,618	$377,951,590	$63,820,978	$56,663,956	$73,737,246	$52,719,831

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-86

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/MFS INTERNATIONAL GROWTH* (d)		EQ/MFS INTERNATIONAL INTRINSIC VALUE*		EQ/MFS MID CAP FOCUSED GROWTH*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,165,002	$704,444	$1,525,635	$357,529	$(88,777)	$(90,757)
Net realized gain (loss)	3,743,352	3,270,151	4,830,734	6,702,242	1,619,589	1,016,178
Net change in unrealized appreciation (depreciation) of investments	9,262,501	(16,016,372)	14,806,006	(45,846,593)	9,693,867	(19,390,698)

Net increase (decrease) in net assets resulting from operations	14,170,855	(12,041,777)	21,162,375	(38,786,822)	11,224,679	(18,465,277)

From Contractowners Transactions:
Payments received from contractowners	6,214,423	4,586,550	8,800,531	10,231,675	3,935,738	4,385,767
Transfers between Variable Investment Options including guaranteed interest account, net	(1,027,663)	32,280,117	(6,201,937)	(4,434,611)	(579,040)	(127,638)
Redemptions for contract benefits and terminations	(4,968,927)	(1,701,725)	(3,410,773)	(2,669,550)	(1,425,892)	(1,013,254)
Contract maintenance charges	(2,565,203)	(1,835,135)	(2,934,046)	(2,964,320)	(1,354,706)	(1,305,352)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,347,370)	33,329,807	(3,746,225)	163,194	576,100	1,939,523

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	15,553	19,369	15,595	9,891	16,379	10,533

Net Increase (Decrease) in Net Assets	11,839,038	21,307,399	17,431,745	(38,613,737)	11,817,158	(16,515,221)
Net Assets — Beginning of Year or Period	100,379,091	79,071,692	124,086,089	162,699,826	51,022,585	67,537,806

Net Assets — End of Year or Period	$112,218,129	$100,379,091	$141,517,834	$124,086,089	$62,839,743	$51,022,585

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(d)	EQ/MFS International Growth replaced EQ/Invesco International Growth due to a merger on November 11, 2022.

FSA-87

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/MFS TECHNOLOGY*		EQ/MFS UTILITIES SERIES*		EQ/MID CAP INDEX*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(108,637)	$(104,114)	$93,604	$265,960	$1,602,646	$1,414,329
Net realized gain (loss)	1,366,876	1,128,280	215,367	258,651	11,524,296	15,814,518
Net change in unrealized appreciation (depreciation) of investments	26,617,045	(29,518,692)	(457,949)	(474,039)	16,529,452	(47,987,310)

Net increase (decrease) in net assets resulting from operations	27,875,284	(28,494,526)	(148,978)	50,572	29,656,394	(30,758,463)

From Contractowners Transactions:
Payments received from contractowners	5,339,425	5,354,961	645,983	658,177	14,272,590	13,602,141
Transfers between Variable Investment Options including guaranteed interest account, net	843,189	(983,201)	(1,009,312)	1,445,033	314,048	(3,686,178)
Redemptions for contract benefits and terminations	(2,300,054)	(1,194,239)	(424,846)	(196,026)	(7,611,950)	(3,652,256)
Contract maintenance charges	(1,698,919)	(1,574,191)	(86,013)	(75,987)	(7,427,051)	(7,415,704)

Net increase (decrease) in net assets resulting from contractowners transactions	2,183,641	1,603,330	(874,188)	1,831,197	(452,363)	(1,151,997)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	13,185	11,150	3,705	2,526	11,652	(759)

Net Increase (Decrease) in Net Assets	30,072,110	(26,880,046)	(1,019,461)	1,884,295	29,215,683	(31,911,219)
Net Assets — Beginning of Year or Period	51,845,505	78,725,551	5,286,346	3,402,051	190,800,322	222,711,541

Net Assets — End of Year or Period	$81,917,615	$51,845,505	$4,266,885	$5,286,346	$220,016,005	$190,800,322

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-88

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*		EQ/MODERATE GROWTH STRATEGY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,936,653	$1,042,792	$9,913,183	$5,695,287	$1,987,453	$1,226,376
Net realized gain (loss)	13,058,374	10,252,125	618,722	49,513,971	3,970,675	11,438,239
Net change in unrealized appreciation (depreciation) of investments	7,358,490	(44,545,389)	67,306,957	(192,475,478)	12,815,226	(38,292,605)

Net increase (decrease) in net assets resulting from operations	22,353,517	(33,250,472)	77,838,862	(137,266,220)	18,773,354	(25,627,990)

From Contractowners Transactions:
Payments received from contractowners	6,866,752	7,510,684	41,516,679	43,460,396	11,390,261	11,795,888
Transfers between Variable Investment Options including guaranteed interest account, net	(5,182,764)	(5,376,453)	(16,155,732)	(21,492,611)	(2,652,285)	(4,521,320)
Redemptions for contract benefits and terminations	(5,924,436)	(5,442,859)	(35,157,396)	(19,801,835)	(5,785,063)	(5,438,909)
Contract maintenance charges	(7,319,895)	(7,385,181)	(49,380,604)	(50,641,869)	(5,362,606)	(6,012,198)

Net increase (decrease) in net assets resulting from contractowners transactions	(11,560,343)	(10,693,809)	(59,177,053)	(48,475,919)	(2,409,693)	(4,176,539)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	1,248	47	(112,595)	(11,335)	—	—

Net Increase (Decrease) in Net Assets	10,794,422	(43,944,234)	18,549,214	(185,753,474)	16,363,661	(29,804,529)
Net Assets — Beginning of Year or Period	182,689,157	226,633,391	692,293,142	878,046,616	127,145,820	156,950,349

Net Assets — End of Year or Period	$193,483,579	$182,689,157	$710,842,356	$692,293,142	$143,509,481	$127,145,820

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-89

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*		EQ/MORGAN STANLEY SMALL CAP GROWTH*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$6,843,866	$4,234,053	$16,904,808	$1,690,279	$(45,443)	$(52,953)
Net realized gain (loss)	5,072,253	43,469,813	(14,260)	8,552	(6,198,256)	(11,487,621)
Net change in unrealized appreciation (depreciation) of investments	51,862,614	(139,387,762)	14,259	(8,378)	14,688,134	(7,563,920)

Net increase (decrease) in net assets resulting from operations	63,778,733	(91,683,896)	16,904,807	1,690,453	8,444,435	(19,104,494)

From Contractowners Transactions:
Payments received from contractowners	26,811,951	29,107,681	123,358,387	95,930,746	2,766,333	2,593,488
Transfers between Variable Investment Options including guaranteed interest account, net	(11,668,897)	(14,052,210)	190,067,218	118,606,148	3,409,269	(2,002,260)
Redemptions for contract benefits and terminations	(16,569,526)	(12,814,296)	(91,614,676)	(109,186,855)	(1,135,271)	(541,714)
Contract maintenance charges	(18,058,683)	(17,379,327)	(21,334,107)	(14,929,472)	(1,085,734)	(1,034,719)

Net increase (decrease) in net assets resulting from contractowners transactions	(19,485,155)	(15,138,152)	200,476,822	90,420,567	3,954,597	(985,205)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	50,257	(1,058)	94,822	58,039	9,959	1,103

Net Increase (Decrease) in Net Assets	44,343,835	(106,823,106)	217,476,451	92,169,059	12,408,991	(20,088,596)
Net Assets — Beginning of Year or Period	433,223,760	540,046,866	255,381,727	163,212,668	24,019,203	44,107,799

Net Assets — End of Year or Period	$477,567,595	$433,223,760	$472,858,178	$255,381,727	$36,428,194	$24,019,203

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-90

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/PIMCO GLOBAL REAL RETURN*		EQ/PIMCO REAL RETURN*		EQ/PIMCO TOTAL RETURN ESG*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$9,330	$50,563	$351,404	$2,075,895	$1,801,252	$2,219,274
Net realized gain (loss)	(24,729)	(29,658)	(1,269,024)	(680,430)	(1,975,470)	(1,148,957)
Net change in unrealized appreciation (depreciation) of investments	41,011	(79,272)	2,055,294	(5,728,629)	4,024,321	(12,818,607)

Net increase (decrease) in net assets resulting from operations	25,612	(58,367)	1,137,674	(4,333,164)	3,850,103	(11,748,290)

From Contractowners Transactions:
Payments received from contractowners	201,837	265,466	2,671,111	2,496,869	5,257,767	5,339,120
Transfers between Variable Investment Options including guaranteed interest account, net	50,336	134,975	(682,407)	1,680,958	499,863	(1,811,807)
Redemptions for contract benefits and terminations	(624)	(37)	(2,270,750)	(683,501)	(3,039,919)	(1,399,874)
Contract maintenance charges	(51,679)	(34,445)	(1,154,461)	(1,162,307)	(3,009,735)	(3,006,879)

Net increase (decrease) in net assets resulting from contractowners transactions	199,870	365,959	(1,436,507)	2,332,019	(292,024)	(879,440)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	915	530	869	102	14,735	3,580

Net Increase (Decrease) in Net Assets	226,397	308,122	(297,964)	(2,001,043)	3,572,814	(12,624,150)
Net Assets — Beginning of Year or Period	478,213	170,091	34,020,580	36,021,623	69,934,086	82,558,236

Net Assets — End of Year or Period	$704,610	$478,213	$33,722,616	$34,020,580	$73,506,900	$69,934,086

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-91

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/PIMCO ULTRA SHORT BOND*		EQ/QUALITY BOND PLUS*		EQ/SMALL COMPANY INDEX*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,547,856	$373,866	$647,891	$97,620	$1,396,831	$1,000,301
Net realized gain (loss)	(21,637)	(130,567)	(659,188)	(441,955)	3,447,471	4,306,466
Net change in unrealized appreciation (depreciation) of investments	352,163	(539,026)	1,349,847	(4,004,430)	16,867,529	(36,660,168)

Net increase (decrease) in net assets resulting from operations	1,878,382	(295,727)	1,338,550	(4,348,765)	21,711,831	(31,353,401)

From Contractowners Transactions:
Payments received from contractowners	2,962,627	1,984,843	2,683,514	2,822,322	10,415,667	9,852,530
Transfers between Variable Investment Options including guaranteed interest account, net	6,299,281	(471,630)	1,758,723	(1,817,210)	(24,167)	(680,878)
Redemptions for contract benefits and terminations	(1,311,443)	(1,634,724)	(1,553,995)	(1,193,627)	(3,463,532)	(2,041,285)
Contract maintenance charges	(1,655,337)	(1,572,481)	(2,396,966)	(2,446,863)	(3,371,504)	(3,254,366)

Net increase (decrease) in net assets resulting from contractowners transactions	6,295,128	(1,693,992)	491,276	(2,635,378)	3,556,464	3,876,001

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	1,042	328	—	(111)	8,053	(403)

Net Increase (Decrease) in Net Assets	8,174,552	(1,989,391)	1,829,826	(6,984,254)	25,276,348	(27,477,803)
Net Assets — Beginning of Year or Period	32,604,676	34,594,067	34,905,063	41,889,317	128,808,829	156,286,632

Net Assets — End of Year or Period	$40,779,228	$32,604,676	$36,734,889	$34,905,063	$154,085,177	$128,808,829

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-92

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/T. ROWE PRICE HEALTH SCIENCES*		EQ/VALUE EQUITY*		EQ/WELLINGTON ENERGY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$—	$1,836,794	$1,604,473	$762,902	$1,007,200
Net realized gain (loss)	550,995	220,135	1,785,704	7,921,004	1,442,977	1,399,780
Net change in unrealized appreciation (depreciation) of investments	165,068	(2,101,752)	33,342,949	(47,390,145)	(1,049,206)	2,534,584

Net increase (decrease) in net assets resulting from operations	716,063	(1,881,617)	36,965,447	(37,864,668)	1,156,673	4,941,564

From Contractowners Transactions:
Payments received from contractowners	2,618,751	3,739,827	8,376,070	9,071,090	2,874,051	5,422,909
Transfers between Variable Investment Options including guaranteed interest account, net	1,043,898	(892,874)	(5,058,506)	(11,512,587)	(4,841,831)	2,555,385
Redemptions for contract benefits and terminations	(429,343)	(199,086)	(6,339,654)	(4,694,556)	(847,654)	(682,734)
Contract maintenance charges	(454,080)	(372,878)	(6,720,248)	(6,923,423)	(623,655)	(602,462)

Net increase (decrease) in net assets resulting from contractowners transactions	2,779,226	2,274,989	(9,742,338)	(14,059,476)	(3,439,089)	6,693,098

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	9,944	4,316	998	(454)	—	(283)

Net Increase (Decrease) in Net Assets	3,505,233	397,688	27,224,107	(51,924,598)	(2,282,416)	11,634,379
Net Assets — Beginning of Year or Period	14,700,394	14,302,706	198,883,973	250,808,571	26,855,093	15,220,714

Net Assets — End of Year or Period	$18,205,627	$14,700,394	$226,108,080	$198,883,973	$24,572,677	$26,855,093

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-93

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQUITABLE CONSERVATIVE GROWTH MF/ETF*		FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO		FIDELITY® VIP EQUITY- INCOME PORTFOLIO
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$397,941	$273,209	$53,481	$28,827	$93,168	$120,130
Net realized gain (loss)	(61,426)	442,691	22,008	81,000	249,960	325,868
Net change in unrealized appreciation (depreciation) of investments	1,140,825	(2,826,268)	296,417	(379,591)	246,584	(624,145)

Net increase (decrease) in net assets resulting from operations	1,477,340	(2,110,368)	371,906	(269,764)	589,712	(178,147)

From Contractowners Transactions:
Payments received from contractowners	1,285,970	2,034,167	1,366,957	233,227	234,516	443,362
Transfers between Variable Investment Options including guaranteed interest account, net	(1,078,949)	684,668	159,297	189,194	2,195,510	1,344,804
Redemptions for contract benefits and terminations	(516,460)	(943,449)	(84,235)	—	(2,347,939)	(103,101)
Contract maintenance charges	(842,649)	(887,903)	(149,444)	(79,717)	(110,917)	(112,364)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,152,088)	887,483	1,292,575	342,704	(28,830)	1,572,701

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	2,934	781	2,143	(454)	—	(736)

Net Increase (Decrease) in Net Assets	328,186	(1,222,104)	1,666,624	72,486	560,882	1,393,818
Net Assets — Beginning of Year or Period	15,552,733	16,774,837	1,637,793	1,565,307	6,824,588	5,430,770

Net Assets — End of Year or Period	$15,880,919	$15,552,733	$3,304,417	$1,637,793	$7,385,470	$6,824,588

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-94

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO		FIDELITY® VIP GROWTH & INCOME PORTFOLIO		FIDELITY® VIP HIGH INCOME PORTFOLIO
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$98,286	$22,078	$443,601	$321,823	$187,344	$157,372
Net realized gain (loss)	—	—	2,033,046	833,443	(158,957)	(62,850)
Net change in unrealized appreciation (depreciation) of investments	—	—	2,470,462	(2,234,080)	292,807	(491,250)

Net increase (decrease) in net assets resulting from operations	98,286	22,078	4,947,109	(1,078,814)	321,194	(396,728)

From Contractowners Transactions:
Payments received from contractowners	1,064,645	364,363	5,042,621	3,857,420	133,994	153,325
Transfers between Variable Investment Options including guaranteed interest account, net	(102,278)	(316,165)	2,725,967	2,127,902	228,681	(34,312)
Redemptions for contract benefits and terminations	(823,143)	(223,609)	(1,063,311)	(302,728)	(76,280)	(43,460)
Contract maintenance charges	(40,612)	(38,369)	(940,875)	(699,783)	(53,303)	(54,644)

Net increase (decrease) in net assets resulting from contractowners transactions	98,612	(213,780)	5,764,402	4,982,811	233,092	20,909

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	680	563	24,437	8,525	1,468	591

Net Increase (Decrease) in Net Assets	197,578	(191,139)	10,735,948	3,912,522	555,754	(375,228)

Net Assets — Beginning of Year or Period	2,078,177	2,269,316	24,194,538	20,282,016	3,045,024	3,420,252

Net Assets — End of Year or Period	$2,275,755	$2,078,177	$34,930,486	$24,194,538	$3,600,778	$3,045,024

The accompanying notes are an integral part of these financial statements.

FSA-95

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO		FIDELITY® VIP MID CAP PORTFOLIO		FIDELITY® VIP VALUE PORTFOLIO
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$483,164	$432,865	$110,911	$50,800	$60,796	$45,925
Net realized gain (loss)	(909,716)	186,401	1,234,451	2,545,848	196,485	160,128
Net change in unrealized appreciation (depreciation) of investments	1,564,032	(3,675,571)	4,257,249	(10,192,972)	644,071	(328,236)

Net increase (decrease) in net assets resulting from operations	1,137,480	(3,056,305)	5,602,611	(7,596,324)	901,352	(122,183)

From Contractowners Transactions:
Payments received from contractowners	1,503,213	1,538,850	3,634,037	3,650,499	2,061,304	1,494,438
Transfers between Variable Investment Options including guaranteed interest account, net	199,095	(1,861,489)	(1,084,950)	(3,958,342)	16,708	163,360
Redemptions for contract benefits and terminations	(1,882,029)	(897,605)	(2,492,898)	(1,466,965)	(173,478)	(129,414)
Contract maintenance charges	(431,069)	(477,747)	(1,095,482)	(1,091,633)	(272,158)	(175,155)

Net increase (decrease) in net assets resulting from contractowners transactions	(610,790)	(1,697,991)	(1,039,293)	(2,866,441)	1,632,376	1,353,229

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	3,000	1,130	2,902	401	1,599	(9,461)

Net Increase (Decrease) in Net Assets	529,690	(4,753,166)	4,566,220	(10,462,364)	2,535,327	1,221,585
Net Assets — Beginning of Year or Period	19,359,089	24,112,255	39,211,359	49,673,723	3,840,848	2,619,263

Net Assets — End of Year or Period	$19,888,779	$19,359,089	$43,777,579	$39,211,359	$6,376,175	$3,840,848

The accompanying notes are an integral part of these financial statements.

FSA-96

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	FIDELITY® VIP VALUE STRATEGIES PORTFOLIO		FRANKLIN SMALL CAP VALUE VIP FUND		INVESCO V.I. DIVERSIFIED DIVIDEND FUND
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$11,639	$8,920	$90,264	$184,835	$217,171	$226,718
Net realized gain (loss)	97,366	55,939	168,961	3,845,731	780,159	2,339,724
Net change in unrealized appreciation (depreciation) of investments	111,985	(136,057)	2,764,010	(6,537,709)	42,930	(3,396,769)

Net increase (decrease) in net assets resulting from operations	220,990	(71,198)	3,023,235	(2,507,143)	1,040,260	(830,327)

From Contractowners Transactions:
Payments received from contractowners	71,473	68,529	2,796,669	2,451,504	1,081,072	1,492,580
Transfers between Variable Investment Options including guaranteed interest account, net	(39,427)	188,865	(540,527)	1,505,748	(1,517,435)	(5,874,697)
Redemptions for contract benefits and terminations	(9,581)	(16,516)	(725,395)	(245,590)	(1,837,812)	(377,116)
Contract maintenance charges	(23,863)	(23,915)	(616,267)	(545,415)	(301,043)	(332,188)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,398)	216,963	914,480	3,166,247	(2,575,218)	(5,091,421)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	(102)	4,902	1,048	2,325	987

Net Increase (Decrease) in Net Assets	219,592	145,663	3,942,617	660,152	(1,532,633)	(5,920,761)
Net Assets — Beginning of Year or Period	992,899	847,236	23,586,220	22,926,068	13,893,525	19,814,286

Net Assets — End of Year or Period	$1,212,491	$992,899	$27,528,837	$23,586,220	$12,360,892	$13,893,525

The accompanying notes are an integral part of these financial statements.

FSA-97

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	INVESCO V.I. MAIN STREET MID CAP FUND		INVESCO V.I. SMALL CAP EQUITY FUND		JANUS HENDERSON BALANCED PORTFOLIO
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(4,278)	$(4,031)	$(10,065)	$(9,723)	$32,440	$8,769
Net realized gain (loss)	(157,803)	695,150	(173,382)	1,489,856	30,895	(9,674)
Net change in unrealized appreciation (depreciation) of investments	688,162	(1,389,586)	1,373,210	(3,544,575)	166,992	(53,549)

Net increase (decrease) in net assets resulting from operations	526,081	(698,467)	1,189,763	(2,064,442)	230,327	(54,454)

From Contractowners Transactions:
Payments received from contractowners	262,519	200,927	432,119	429,768	1,287,657	722,329
Transfers between Variable Investment Options including guaranteed interest account, net	570,758	(547,455)	(174,088)	(779,638)	(439,588)	354,999
Redemptions for contract benefits and terminations	(257,539)	(126,629)	(161,886)	(144,921)	(99,898)	(8)
Contract maintenance charges	(83,855)	(82,459)	(199,590)	(195,234)	(123,453)	(51,174)

Net increase (decrease) in net assets resulting from contractowners transactions	491,883	(555,616)	(103,445)	(690,025)	624,718	1,026,146

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	234	81	212	—	2,715	910

Net Increase (Decrease) in Net Assets	1,018,198	(1,254,002)	1,086,530	(2,754,467)	857,760	972,602
Net Assets — Beginning of Year or Period	3,450,771	4,704,773	7,463,824	10,218,291	979,625	7,023

Net Assets — End of Year or Period	$4,468,969	$3,450,771	$8,550,354	$7,463,824	$1,837,385	$979,625

The accompanying notes are an integral part of these financial statements.

FSA-98

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO		MFS® INVESTORS TRUST SERIES		MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$142,364	$73,196	$13,208	$7,699	$(24,612)	$(28,811)
Net realized gain (loss)	(108,289)	(33,580)	259,139	792,852	403,554	1,702,897
Net change in unrealized appreciation (depreciation) of investments	118,906	(185,071)	453,683	(1,770,875)	1,885,856	(4,444,901)

Net increase (decrease) in net assets resulting from operations	152,981	(145,455)	726,030	(970,324)	2,264,798	(2,770,815)

From Contractowners Transactions:
Payments received from contractowners	1,207,128	809,413	131,958	190,245	449,592	560,988
Transfers between Variable Investment Options including guaranteed interest account, net	117,115	120,645	(212,838)	(1,178,149)	(287,410)	(890,815)
Redemptions for contract benefits and terminations	(19,376)	(2,880)	(85,661)	(88,035)	(487,044)	(568,309)
Contract maintenance charges	(197,534)	(115,781)	(91,836)	(108,396)	(207,378)	(237,838)

Net increase (decrease) in net assets resulting from contractowners transactions	1,107,333	811,397	(258,377)	(1,184,335)	(532,240)	(1,135,974)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	3,230	1,723	—	—	—	—

Net Increase (Decrease) in Net Assets	1,263,544	667,665	467,653	(2,154,659)	1,732,558	(3,906,789)
Net Assets — Beginning of Year or Period	1,575,069	907,404	4,033,637	6,188,296	10,173,848	14,080,637

Net Assets — End of Year or Period	$2,838,613	$1,575,069	$4,501,290	$4,033,637	$11,906,406	$10,173,848

The accompanying notes are an integral part of these financial statements.

FSA-99

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	MULTIMANAGER AGGRESSIVE EQUITY*		MULTIMANAGER CORE BOND*		MULTIMANAGER TECHNOLOGY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(812,030)	$(3,050,722)	$1,410,606	$1,190,304	$(747,068)	$(739,694)
Net realized gain (loss)	23,059,976	86,079,066	(1,341,527)	(1,176,816)	14,596,938	20,415,960
Net change in unrealized appreciation (depreciation) of investments	157,129,643	(329,036,468)	2,505,311	(8,192,362)	71,716,091	(126,675,263)

Net increase (decrease) in net assets resulting from operations	179,377,589	(246,008,124)	2,574,390	(8,178,874)	85,565,961	(106,998,997)

From Contractowners Transactions:
Payments received from contractowners	16,664,670	17,529,969	3,064,696	2,768,918	8,834,702	10,803,489
Transfers between Variable Investment Options including guaranteed interest account, net	(16,010,852)	(10,674,224)	3,911,966	(3,966,161)	2,334,352	(3,147,200)
Redemptions for contract benefits and terminations	(17,791,885)	(14,931,987)	(3,391,068)	(1,195,854)	(6,466,851)	(3,647,299)
Contract maintenance charges	(20,268,913)	(19,815,833)	(2,773,458)	(2,863,606)	(5,403,313)	(5,154,638)

Net increase (decrease) in net assets resulting from contractowners transactions	(37,406,980)	(27,892,075)	812,136	(5,256,703)	(701,110)	(1,145,648)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	2,006	(345)	—	(410)	5,090	2,955

Net Increase (Decrease) in Net Assets	141,972,615	(273,900,544)	3,386,526	(13,435,987)	84,869,941	(108,141,690)
Net Assets — Beginning of Year or Period	492,019,821	765,920,365	51,172,231	64,608,218	175,975,239	284,116,929

Net Assets — End of Year or Period	$633,992,436	$492,019,821	$54,558,757	$51,172,231	$260,845,180	$175,975,239

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-100

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	NATURAL RESOURCES PORTFOLIO		PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO		T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO (e)
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$—	$3,042,305	$4,655,882	$—	$—
Net realized gain (loss)	453,530	397,138	(1,284,009)	787,492	19,218	(2)
Net change in unrealized appreciation (depreciation) of investments	(417,976)	337,089	(3,450,830)	(4,595,771)	114,517	(203)

Net increase (decrease) in net assets resulting from operations	35,554	734,227	(1,692,534)	847,603	133,735	(205)

From Contractowners Transactions:
Payments received from contractowners	280,188	390,307	1,422,699	1,949,024	451,289	21,582
Transfers between Variable Investment Options including guaranteed interest account, net	(1,054,446)	1,415,976	(1,606,308)	2,391,692	436,247	—
Redemptions for contract benefits and terminations	(373,435)	(185,261)	(685,456)	(535,506)	(6)	—
Contract maintenance charges	(53,728)	(53,171)	(504,516)	(545,803)	(33,727)	(204)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,201,421)	1,567,851	(1,373,581)	3,259,407	853,803	21,378

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	1,060	597	661	1,118	929	—

Net Increase (Decrease) in Net Assets	(1,164,807)	2,302,675	(3,065,454)	4,108,128	988,467	21,173
Net Assets — Beginning of Year or Period	5,157,977	2,855,302	21,543,816	17,435,688	21,173	—

Net Assets — End of Year or Period	$3,993,170	$5,157,977	$18,478,362	$21,543,816	$1,009,640	$21,173

The accompanying notes are an integral part of these financial statements.

(e)	Units were made available on November 14, 2022.

FSA-101

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	T. ROWE PRICE EQUITY INCOME PORTFOLIO		T. ROWE PRICE MID-CAP GROWTH PORTFOLIO (e)		TARGET 2015 ALLOCATION*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$367,320	$328,282	$—	$—	$8,998	$17,626
Net realized gain (loss)	957,455	1,268,653	36,460	12	(200,407)	(15,095)
Net change in unrealized appreciation (depreciation) of investments	634,632	(2,498,304)	(5,764)	(23)	247,936	(169,245)

Net increase (decrease) in net assets resulting from operations	1,959,407	(901,369)	30,696	(11)	56,527	(166,714)

From Contractowners Transactions:
Payments received from contractowners	1,701,682	1,634,623	182,907	396	219,061	28,249
Transfers between Variable Investment Options including guaranteed interest account, net	(1,342,040)	(375,623)	406,148	4	(292,248)	(303,394)
Redemptions for contract benefits and terminations	(476,019)	(162,517)	(5)	—	(478,061)	—
Contract maintenance charges	(679,477)	(681,160)	(10,225)	(36)	(10,043)	(10,567)

Net increase (decrease) in net assets resulting from contractowners transactions	(795,854)	415,323	578,825	364	(561,291)	(285,712)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	3,970	4,116	782	—	—	—

Net Increase (Decrease) in Net Assets	1,167,523	(481,930)	610,303	353	(504,764)	(452,426)
Net Assets — Beginning of Year or Period	22,416,486	22,898,416	353	—	807,055	1,259,481

Net Assets — End of Year or Period	$23,584,009	$22,416,486	$610,656	$353	$302,291	$807,055

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(e)	Units were made available on November 14, 2022.

FSA-102

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	TARGET 2025 ALLOCATION*		TARGET 2035 ALLOCATION*		TARGET 2045 ALLOCATION*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$140,904	$116,886	$163,304	$119,508	$114,713	$91,471
Net realized gain (loss)	(254,909)	598,878	(10,530)	425,343	126,805	407,924
Net change in unrealized appreciation (depreciation) of investments	1,116,816	(2,299,658)	1,346,803	(2,134,695)	1,010,501	(1,846,536)

Net increase (decrease) in net assets resulting from operations	1,002,811	(1,583,894)	1,499,577	(1,589,844)	1,252,019	(1,347,141)

From Contractowners Transactions:
Payments received from contractowners	413,480	513,990	471,080	816,295	786,033	845,507
Transfers between Variable Investment Options including guaranteed interest account, net	162	(1,732,310)	698,170	694,863	(562,813)	596,878
Redemptions for contract benefits and terminations	(1,024,079)	(243,961)	(745,445)	(110,594)	(170,594)	(184,842)
Contract maintenance charges	(256,871)	(248,763)	(216,496)	(212,087)	(184,563)	(193,272)

Net increase (decrease) in net assets resulting from contractowners transactions	(867,308)	(1,711,044)	207,309	1,188,477	(131,937)	1,064,271

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	348	—	—	(94)	—	(136)

Net Increase (Decrease) in Net Assets	135,851	(3,294,938)	1,706,886	(401,461)	1,120,082	(283,006)
Net Assets — Beginning of Year or Period	7,914,989	11,209,927	8,987,020	9,388,481	7,091,181	7,374,187

Net Assets — End of Year or Period	$8,050,840	$7,914,989	$10,693,906	$8,987,020	$8,211,263	$7,091,181

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-103

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	TARGET 2055 ALLOCATION*		TEMPLETON DEVELOPING MARKETS VIP FUND		TEMPLETON GLOBAL BOND VIP FUND
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$83,447	$53,194	$364,967	$436,260	$(51,670)	$(59,239)
Net realized gain (loss)	137,328	267,958	(845,661)	1,191,377	(1,607,040)	(1,765,196)
Net change in unrealized appreciation (depreciation) of investments	830,347	(1,308,787)	2,670,636	(6,467,495)	2,681,837	(390,635)

Net increase (decrease) in net assets resulting from operations	1,051,122	(987,635)	2,189,942	(4,839,858)	1,023,127	(2,215,070)

From Contractowners Transactions:
Payments received from contractowners	751,053	684,688	2,113,212	1,548,663	2,891,275	3,218,475
Transfers between Variable Investment Options including guaranteed interest account, net	169,487	206,407	(1,303,917)	(13,266)	(1,233,736)	(2,048,016)
Redemptions for contract benefits and terminations	(180,910)	(163,787)	(714,599)	(298,978)	(1,593,404)	(1,158,871)
Contract maintenance charges	(139,069)	(149,676)	(587,147)	(598,327)	(1,499,344)	(1,558,431)

Net increase (decrease) in net assets resulting from contractowners transactions	600,561	577,632	(492,451)	638,092	(1,435,209)	(1,546,843)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	—	2,448	1,242	4,470	2,213

Net Increase (Decrease) in Net Assets	1,651,683	(410,003)	1,699,939	(4,200,524)	(407,612)	(3,759,700)
Net Assets — Beginning of Year or Period	4,955,341	5,365,344	17,804,735	22,005,259	40,129,193	43,888,893

Net Assets — End of Year or Period	$6,607,024	$4,955,341	$19,504,674	$17,804,735	$39,721,581	$40,129,193

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-104

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	VANECK VIP GLOBAL RESOURCES FUND		VANGUARD VARIABLE INSURANCE FUND EQUITY INDEX PORTFOLIO
	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$381,477	$255,629	$152,623	$130,546
Net realized gain (loss)	829,446	1,188,789	1,921,564	1,382,928
Net change in unrealized appreciation (depreciation) of investments	(1,934,971)	(612,683)	1,665,159	(5,322,331)
Net increase (decrease) in net assets resulting from operations	(724,048)	831,735	3,739,346	(3,808,857)

From Contractowners Transactions:
Payments received from contractowners	1,105,152	1,297,841	417,923	465,669
Transfers between Variable Investment Options including guaranteed interest account, net	(1,576,809)	903,497	708,609	(1,006,747)
Redemptions for contract benefits and terminations	(564,881)	(497,460)	(4,609,333)	(129,621)
Contract maintenance charges	(454,567)	(448,768)	(385,309)	(495,326)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,491,105)	1,255,110	(3,868,110)	(1,166,025)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	300	1,372	—	—

Net Increase (Decrease) in Net Assets	(2,214,853)	2,088,217	(128,764)	(4,974,882)
Net Assets — Beginning of Year or Period	17,098,035	15,009,818	15,765,365	20,740,247

Net Assets — End of Year or Period	$14,883,182	$17,098,035	$15,636,601	$15,765,365

The accompanying notes are an integral part of these financial statements.

FSA-105

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

The change in units outstanding for the years or periods ended December 31, 2023 and 2022 were as follows:

		2023			2022
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

1290 VT CONVERTIBLE SECURITIES	IB	95	(33)	62	71	(33)	38

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	213	(61)	152	95	(19)	76

1290 VT EQUITY INCOME	IA	2	(3)	(1)	4	(3)	1

1290 VT EQUITY INCOME	IB	31	(18)	13	12	(8)	4

1290 VT GAMCO MERGERS & ACQUISITIONS	IA	9	(6)	3	11	(17)	(6)

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	19	(16)	3	23	(21)	2

1290 VT GAMCO SMALL COMPANY VALUE	IA	39	(59)	(20)	41	(71)	(30)

1290 VT GAMCO SMALL COMPANY VALUE	IB	133	(70)	63	99	(66)	33

1290 VT MULTI-ALTERNATIVE STRATEGIES	IB	36	(14)	22	9	(2)	7

1290 VT NATURAL RESOURCES	IB	105	(76)	29	65	(35)	30

1290 VT REAL ESTATE	IB	95	(18)	77	23	(6)	17

1290 VT SMALL CAP VALUE	IB	42	(33)	9	41	(41)	—

1290 VT SMARTBETA EQUITY ESG	IB	65	(81)	(16)	131	(33)	98

1290 VT SOCIALLY RESPONSIBLE	IA	1	(1)	—	—	—	—

1290 VT SOCIALLY RESPONSIBLE	IB	29	(12)	17	26	(11)	15

AB VPS DISCOVERY VALUE PORTFOLIO	CLASS B	16	(1)	15	2	(1)	1

AB VPS RELATIVE VALUE PORTFOLIO	CLASS B	13	(1)	12	—	—	—

AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	CLASS B	5	—	5	2	(2)	—

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	CLASS 4	207	(35)	172	227	(23)	204

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	CLASS 4	113	(35)	78	94	(57)	37

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	445	(239)	206	344	(173)	171

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	107	(200)	(93)	108	(93)	15

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	42	(30)	12	46	(31)	15

DELAWARE IVY VIP HIGH INCOME	CLASS II	379	(216)	163	239	(202)	37

The accompanying notes are an integral part of these financial statements.

FSA-106

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

		2023			2022
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

EQ/400 MANAGED VOLATILITY	IB	2	(4)	(2)	1	(3)	(2)

EQ/500 MANAGED VOLATILITY	IB	8	(6)	2	11	(9)	2

EQ/2000 MANAGED VOLATILITY	IB	2	(4)	(2)	2	(2)	—

EQ/AB SMALL CAP GROWTH	IA	27	(53)	(26)	67	(56)	11

EQ/AB SMALL CAP GROWTH	IB	198	(67)	131	188	(52)	136

EQ/AB SUSTAINABLE U.S. THEMATIC	IB	5	(1)	4	1	(1)	—

EQ/AGGRESSIVE ALLOCATION	IA	40	(68)	(28)	38	(33)	5

EQ/AGGRESSIVE ALLOCATION	IB	317	(151)	166	306	(91)	215

EQ/ALL ASSET GROWTH ALLOCATION	IB	49	(35)	14	28	(41)	(13)

EQ/AMERICAN CENTURY MID CAP VALUE	IB	235	(174)	61	214	(113)	101

EQ/BALANCED STRATEGY	IB	10	(28)	(18)	11	(23)	(12)

EQ/CAPITAL GROUP RESEARCH	IA	3	(9)	(6)	45	(7)	38

EQ/CAPITAL GROUP RESEARCH	IB	5	(28)	(23)	9	(23)	(14)

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	IA	12	(15)	(3)	6	(7)	(1)

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	IB	27	(35)	(8)	34	(26)	8

EQ/COMMON STOCK INDEX	IA	59	(131)	(72)	93	(147)	(54)

EQ/COMMON STOCK INDEX	IB	530	(241)	289	409	(122)	287

EQ/CONSERVATIVE ALLOCATION	IA	52	(59)	(7)	18	(33)	(15)

EQ/CONSERVATIVE ALLOCATION	IB	42	(10)	32	27	(12)	15

EQ/CONSERVATIVE GROWTH STRATEGY	IB	4	(4)	—	3	(4)	(1)

EQ/CONSERVATIVE STRATEGY	IB	2	(7)	(5)	7	(4)	3

EQ/CONSERVATIVE-PLUS ALLOCATION	IA	26	(51)	(25)	41	(78)	(37)

EQ/CONSERVATIVE-PLUS ALLOCATION	IB	53	(13)	40	48	(12)	36

EQ/CORE BOND INDEX	IA	27	(18)	9	10	(20)	(10)

EQ/CORE BOND INDEX	IB	383	(145)	238	250	(100)	150

EQ/CORE PLUS BOND	IA	103	(30)	73	71	(64)	7

The accompanying notes are an integral part of these financial statements.

FSA-107

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

		2023			2022
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

EQ/CORE PLUS BOND	IB	98	(56)	42	237	(22)	215

EQ/EMERGING MARKETS EQUITY PLUS	IB	126	(58)	68	76	(31)	45

EQ/EQUITY 500 INDEX	IA	241	(205)	36	380	(281)	99

EQ/EQUITY 500 INDEX	IB	2,433	(858)	1,575	1,996	(443)	1,553

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	23	(60)	(37)	17	(25)	(8)

EQ/FRANKLIN RISING DIVIDENDS	IB	216	(49)	167	163	(39)	124

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IA	5	(9)	(4)	6	(9)	(3)

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	5	(21)	(16)	8	(19)	(11)

EQ/GOLDMAN SACHS MID CAP VALUE	IB	76	(22)	54	65	(37)	28

EQ/GROWTH STRATEGY	IB	18	(22)	(4)	17	(16)	1

EQ/INTERMEDIATE GOVERNMENT BOND	IA	54	(42)	12	53	(69)	(16)

EQ/INTERMEDIATE GOVERNMENT BOND	IB	93	(32)	61	13	(13)	—

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IA	1	(3)	(2)	2	(2)	—

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	13	(23)	(10)	24	(20)	4

EQ/INTERNATIONAL EQUITY INDEX	IA	129	(175)	(46)	91	(169)	(78)

EQ/INTERNATIONAL EQUITY INDEX	IB	719	(227)	492	560	(138)	422

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	3	(5)	(2)	6	(9)	(3)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IA	47	(16)	31	17	(16)	1

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	34	(33)	1	21	(24)	(3)

EQ/INVESCO COMSTOCK	IA	18	(25)	(7)	37	(32)	5

EQ/INVESCO COMSTOCK	IB	45	(39)	6	55	(25)	30

EQ/INVESCO GLOBAL	IB	46	(12)	34	35	(11)	24

EQ/INVESCO GLOBAL REAL ASSETS	IB	125	(117)	8	121	(106)	15

EQ/JANUS ENTERPRISE	IA	3	(11)	(8)	4	(14)	(10)

EQ/JANUS ENTERPRISE	IB	195	(79)	116	79	(29)	50

EQ/JPMORGAN GROWTH STOCK	IA	65	(106)	(41)	87	(79)	8

The accompanying notes are an integral part of these financial statements.

FSA-108

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

		2023			2022
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

EQ/JPMORGAN GROWTH STOCK	IB	435	(208)	227	410	(139)	271

EQ/JPMORGAN VALUE OPPORTUNITIES	IA	44	(90)	(46)	119	(50)	69

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	315	(140)	175	265	(83)	182

EQ/LARGE CAP CORE MANAGED VOLATILITY	IA	3	(4)	(1)	9	(7)	2

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	25	(14)	11	23	(13)	10

EQ/LARGE CAP GROWTH INDEX	IA	38	(37)	1	16	(31)	(15)

EQ/LARGE CAP GROWTH INDEX	IB	476	(143)	333	254	(107)	147

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IA	2	(10)	(8)	6	(9)	(3)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	37	(40)	(3)	28	(28)	—

EQ/LARGE CAP VALUE INDEX	IA	9	(13)	(4)	13	(13)	—

EQ/LARGE CAP VALUE INDEX	IB	287	(85)	202	151	(61)	90

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	18	(63)	(45)	41	(70)	(29)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	5	(24)	(19)	5	(29)	(24)

EQ/LAZARD EMERGING MARKETS EQUITY	IB	166	(268)	(102)	182	(177)	5

EQ/LOOMIS SAYLES GROWTH	IA	33	(38)	(5)	24	(22)	2

EQ/LOOMIS SAYLES GROWTH	IB	151	(69)	82	148	(39)	109

EQ/MFS INTERNATIONAL GROWTH	IB	338	(241)	97	801	(93)	708

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	311	(253)	58	321	(224)	97

EQ/MFS MID CAP FOCUSED GROWTH	IB	164	(82)	82	147	(67)	80

EQ/MFS TECHNOLOGY	IB	374	(313)	61	362	(247)	115

EQ/MFS UTILITIES SERIES	IB	65	(70)	(5)	92	(22)	70

EQ/MID CAP INDEX	IA	47	(48)	(1)	27	(34)	(7)

EQ/MID CAP INDEX	IB	494	(181)	313	372	(126)	246

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	8	(32)	(24)	15	(47)	(32)

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	29	(12)	17	54	(45)	9

The accompanying notes are an integral part of these financial statements.

FSA-109

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

		2023			2022
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

EQ/MODERATE ALLOCATION	IA	37	(202)	(165)	81	(119)	(38)

EQ/MODERATE ALLOCATION	IB	363	(167)	196	330	(173)	157

EQ/MODERATE GROWTH STRATEGY	IB	24	(35)	(11)	20	(39)	(19)

EQ/MODERATE-PLUS ALLOCATION	IA	62	(123)	(61)	124	(177)	(53)

EQ/MODERATE-PLUS ALLOCATION	IB	491	(339)	152	553	(169)	384

EQ/MONEY MARKET	IA	2,964	(1,928)	1,036	2,417	(1,909)	508

EQ/MONEY MARKET	IB	7,658	(5,805)	1,853	3,815	(3,573)	242

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	192	(81)	111	132	(83)	49

EQ/PIMCO GLOBAL REAL RETURN	IB	17	(6)	11	23	(7)	16

EQ/PIMCO REAL RETURN	IB	164	(165)	(1)	251	(239)	12

EQ/PIMCO TOTAL RETURN ESG	IB	304	(199)	105	213	(158)	55

EQ/PIMCO ULTRA SHORT BOND	IA	21	(15)	6	9	(28)	(19)

EQ/PIMCO ULTRA SHORT BOND	IB	206	(75)	131	72	(36)	36

EQ/QUALITY BOND PLUS	IA	37	(34)	3	40	(62)	(22)

EQ/QUALITY BOND PLUS	IB	16	(15)	1	8	(10)	(2)

EQ/SMALL COMPANY INDEX	IA	47	(53)	(6)	47	(37)	10

EQ/SMALL COMPANY INDEX	IB	460	(132)	328	301	(84)	217

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	173	(74)	99	154	(50)	104

EQ/VALUE EQUITY	IA	33	(52)	(19)	24	(30)	(6)

EQ/VALUE EQUITY	IB	58	(36)	22	55	(41)	14

EQ/WELLINGTON ENERGY	IB	417	(545)	(128)	979	(275)	704

EQUITABLE CONSERVATIVE GROWTH MF/ETF	IB	74	(64)	10	70	(76)	(6)

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	SERVICE CLASS 2	118	(22)	96	40	(14)	26

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	17	(19)	(2)	20	(15)	5

FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	SERVICE CLASS 2	189	(128)	61	79	(78)	1

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	SERVICE CLASS 2	341	(152)	189	244	(42)	202

The accompanying notes are an integral part of these financial statements.

FSA-110

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

		2023			2022
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

FIDELITY® VIP HIGH INCOME PORTFOLIO	SERVICE CLASS 2	15	(12)	3	8	(6)	2

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	SERVICE CLASS 2	128	(155)	(27)	121	(149)	(28)

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	112	(91)	21	77	(61)	16

FIDELITY® VIP VALUE PORTFOLIO	SERVICE CLASS 2	163	(66)	97	116	(34)	82

FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	SERVICE CLASS 2	4	(4)	—	4	(1)	3

FRANKLIN SMALL CAP VALUE VIP FUND	CLASS 2	207	(112)	95	163	(57)	106

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	63	(132)	(69)	122	(271)	(149)

INVESCO V.I. MAIN STREET MID CAP FUND	SERIES II	35	(9)	26	3	(12)	(9)

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	11	(13)	(2)	14	(24)	(10)

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	147	(73)	74	49	(11)	38

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	135	(41)	94	88	(24)	64

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	1	(2)	(1)	2	(5)	(3)

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	4	(4)	—	6	(9)	(3)

MULTIMANAGER AGGRESSIVE EQUITY	IA	4	(28)	(24)	7	(34)	(27)

MULTIMANAGER AGGRESSIVE EQUITY	IB	87	(35)	52	90	(29)	61

MULTIMANAGER CORE BOND	IA	69	(22)	47	25	(31)	(6)

MULTIMANAGER CORE BOND	IB	27	(30)	(3)	18	(32)	(14)

MULTIMANAGER TECHNOLOGY	IA	18	(16)	2	40	(43)	(3)

MULTIMANAGER TECHNOLOGY	IB	163	(70)	93	148	(63)	85

NATURAL RESOURCES PORTFOLIO	CLASS II	31	(53)	(22)	95	(42)	53

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	67	(65)	2	153	(100)	53

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	CLASS II	51	(4)	47	2	—	2

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	102	(35)	67	66	(18)	48

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO	CLASS II	20	(3)	17	—	—	—

TARGET 2015 ALLOCATION	IB	14	(31)	(17)	2	(5)	(3)

TARGET 2025 ALLOCATION	IB	18	(44)	(26)	21	(29)	(8)

The accompanying notes are an integral part of these financial statements.

FSA-111

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

		2023			2022
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

TARGET 2035 ALLOCATION	IB	27	(45)	(18)	38	(13)	25

TARGET 2045 ALLOCATION	IB	19	(15)	4	26	(26)	—

TARGET 2055 ALLOCATION	IB	33	(19)	14	20	(14)	6

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	142	(92)	50	105	(46)	59

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	133	(142)	(9)	131	(110)	21

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	51	(60)	(9)	95	(79)	16

VANGUARD VARIABLE INSURANCE FUND EQUITY INDEX PORTFOLIO	COMMON SHARES	4	(11)	(7)	3	(6)	(3)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-112

SEPARATE ACCOUNT FP

Notes to Financial Statements

December 31, 2023

1.	Organization

Separate Account F (“the Account”) was established by Equitable Financial Life Insurance Company (“Equitable Financial”) and is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AB Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., EQ Advisors Trust (“EQAT”), Fidelity® Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Ivy Variable Insurance Portfolios, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS® Variable Insurance Trust, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., The Prudential Series Fund, VanEck VIP Trust, and Vanguard Variable Insurance Fund (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

AB Variable Products Series Fund, Inc.*

•	AB VPS Discovery Value Portfolio (1)
•	AB VPS Relative Value Portfolio (2)
•	AB VPS Sustainable Global Thematic Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. Main Street Mid Cap Fund
•	Invesco V.I. Small Cap Equity Fund

American Funds Insurance Series®

•	American Funds Insurance Series® Asset Allocation Fund
•	American Funds Insurance Series® Global Small Capitalization Fund
•	American Funds Insurance Series® New World Fund®

BlackRock Variable Series Funds, Inc.

•	BlackRock Global Allocation V.I. Fund

EQ Advisors Trust*

•	1290 VT Convertible Securities
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT Multi-Alternative Strategies
•	1290 VT Natural Resources
•	1290 VT Real Estate
•	1290 VT Small Cap Value
•	1290 VT SmartBeta Equity ESG
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility
•	EQ/500 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Small Cap Growth
•	EQ/AB Sustainable U.S. Thematic
•	EQ/Aggressive Allocation (3)
•	EQ/All Asset Growth Allocation
•	EQ/American Century Mid Cap Value
•	EQ/Balanced Strategy
•	EQ/Capital Group Research
•	EQ/ClearBridge Large Cap Growth ESG
•	EQ/Common Stock Index
•	EQ/Conservative Allocation (3)
•	EQ/Conservative Growth Strategy
•	EQ/Conservative Strategy
•	EQ/Conservative-Plus Allocation (3)
•	EQ/Core Bond Index
•	EQ/Core Plus Bond (3)
•	EQ/Emerging Markets Equity PLUS
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap
•	EQ/Franklin Rising Dividends
•	EQ/Global Equity Managed Volatility
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Growth Strategy
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Managed Volatility
•	EQ/International Value Managed Volatility
•	EQ/Invesco Comstock
•	EQ/Invesco Global

FSA-113

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

1.	Organization (Continued)

•	EQ/Invesco Global Real Assets
•	EQ/Janus Enterprise
•	EQ/JPMorgan Growth Stock (4)
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Lazard Emerging Markets Equity
•	EQ/Loomis Sayles Growth
•	EQ/MFS International Growth
•	EQ/MFS International Intrinsic Value
•	EQ/MFS Mid Cap Focused Growth
•	EQ/MFS Technology
•	EQ/MFS Utilities Series
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Allocation (3)
•	EQ/Moderate Growth Strategy
•	EQ/Moderate-Plus Allocation (3)
•	EQ/Money Market
•	EQ/Morgan Stanley Small Cap Growth
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Real Return
•	EQ/PIMCO Total Return ESG
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	EQ/Small Company Index
•	EQ/T. Rowe Price Health Sciences
•	EQ/Value Equity
•	EQ/Wellington Energy
•	Equitable Conservative Growth MF/ETF
•	Multimanager Aggressive Equity
•	Multimanager Core Bond
•	Multimanager Technology
•	Target 2015 Allocation (3)
•	Target 2025 Allocation (3)
•	Target 2035 Allocation (3)
•	Target 2045 Allocation (3)
•	Target 2055 Allocation (3)

Fidelity® Variable Insurance Products

•	Fidelity® VIP Asset Manager: Growth Portfolio
•	Fidelity® VIP Equity-Income Portfolio
•	Fidelity® VIP Government Money Market Portfolio
•	Fidelity® VIP Growth & Income Portfolio
•	Fidelity® VIP High Income Portfolio
•	Fidelity® VIP Investment Grade Bond Portfolio
•	Fidelity® VIP Mid Cap Portfolio
•	Fidelity® VIP Value Portfolio
•	Fidelity® VIP Value Strategies Portfolio

Franklin Templeton Variable Insurance Products Trust

•	Franklin Small Cap Value VIP Fund
•	Templeton Developing Markets VIP Fund
•	Templeton Global Bond VIP Fund

Ivy Variable Insurance Portfolios

•	Delaware Ivy VIP High Income

Janus Aspen Series

•	Janus Henderson Balanced Portfolio

Legg Mason Partners Variable Equity Trust

•	ClearBridge Variable Mid Cap Portfolio

Lord Abbett Series Fund, Inc.

•	Lord Abbett Series Fund — Bond Debenture Portfolio

MFS® Variable Insurance Trust

•	MFS® Investors Trust Series
•	MFS® Massachusetts Investors Growth Stock Portfolio

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio

T. Rowe Price Equity Series, Inc.

•	T. Rowe Price Blue Chip Growth Portfolio
•	T. Rowe Price Equity Income Portfolio
•	T. Rowe Price Mid-Cap Growth Portfolio

The Prudential Series Fund

•	Natural Resources Portfolio

VanEck VIP Trust

•	VanEck VIP Global Resources Fund

Vanguard Variable Insurance Fund

•	Vanguard Variable Insurance Fund — Equity Index Portfolio

(1)	Formerly known as AB VPS Small/Mid Cap Value Portfolio
(2)	Formerly known as AB VPS Growth And Income Portfolio
(3)	The Variable Investment Option was previously held under EQ Premier VIP Trust until November 12, 2023

FSA-114

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

1.	Organization (Concluded)

(4)	Formerly known as EQ/T. Rowe Price Growth Stock
*	An affiliate of Equitable Financial providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

The Account is used to fund benefits for the following Variable Life products (collectively, the “Contracts”):

• Accumulator Life	• IL Legacy III

• Incentive Life	• VUL Legacy

• Incentive Life 2000	• IL ProtectorSM

• Incentive Life Sales (1999 and after)	• Incentive Life COLI

• Incentive Life ‘02	• Incentive Life COLI ‘04

• Incentive Life ‘06	• Champion 2000

• Incentive Life® Optimizer	• Survivorship 2000

• Incentive Life Optimizer II	• Survivorship Incentive Life 1999

• Incentive Life Optimizer III	• Survivorship Incentive Life ‘02

• VUL Optimizer	• Survivorship Incentive Life® Legacy

• Incentive Life PlusSM	• VUL Survivorship

• Incentive Life Plus Original Series	• SP-Flex

• Paramount Life	• Corporate Owned Incentive Life®

• IL Legacy	• COIL Institutional Series

• IL Legacy II	• Equitable Advantage

The Incentive Life 2000, Champion 2000 and Survivorship 2000 Contracts are herein referred to as the “Series 2000 Policies.” Incentive Life PlusSM Contracts offered with a prospectus dated on or after September 15, 1995, are referred to as “Incentive Life PlusSM.” Incentive Life Plus Contracts issued with a prior prospectus are referred to as “Incentive Life Plus Original Series.”

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Financial’s other assets and liabilities. All Contracts are issued by Equitable Financial. The assets of the Account are the property of Equitable Financial. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises primarily from (1) contributions from Equitable Financial and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation of units. Amounts retained by Equitable Financial are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

FSA-115

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Accumulation Nonunitized:

Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the Contractowner account changes with the investment activity of the Variable Investment Option the Contract is invested in, net of contract charges.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, and (except for SP-Flex Contracts), to the guaranteed interest account of Equitable Financial’s General Account, and/or index fund options of Separate Account No. 67.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account, and/or index fund options of Separate Account No. 67. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance laws to set aside additional assets in Equitable Financial’s General Account to provide for other policy benefits. Equitable Financial’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of Equitable Financial which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Financial is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required.

FSA-116

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

2.	Significant Accounting Policies (Concluded)

However, Equitable Financial retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Purchases and Sales of Portfolio

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2023 were as follows:

	Purchases	Sales
1290 VT Convertible Securities	$1,972,851	$1,090,777
1290 VT DoubleLine Opportunistic Bond	5,446,123	1,404,971
1290 VT Equity Income	3,858,780	4,406,669
1290 VT GAMCO Mergers & Acquisitions	2,293,744	2,264,265
1290 VT GAMCO Small Company Value	32,343,526	20,849,860
1290 VT Multi-Alternative Strategies	401,066	153,622
1290 VT Natural Resources	1,803,282	1,296,284
1290 VT Real Estate	1,055,234	188,063
1290 VT Small Cap Value	6,797,563	4,448,984
1290 VT SmartBeta Equity ESG	2,794,825	2,440,545
1290 VT Socially Responsible	1,951,851	994,752
AB VPS Discovery Value Portfolio	202,858	20,987
AB VPS Relative Value Portfolio	204,306	30,331
AB VPS Sustainable Global Thematic Portfolio	79,226	8,635
American Funds Insurance Series® Asset Allocation Fund	3,229,628	444,762
American Funds Insurance Series® Global Small Capitalization Fund	3,025,154	1,848,408
American Funds Insurance Series® New World Fund®	11,001,470	6,858,086
BlackRock Global Allocation V.I. Fund	1,790,262	3,485,904
ClearBridge Variable Mid Cap Portfolio	621,055	554,279
Delaware Ivy VIP High Income	12,819,198	7,478,248
EQ/400 Managed Volatility	894,876	1,272,762
EQ/500 Managed Volatility	4,532,963	2,198,088
EQ/2000 Managed Volatility	700,956	877,474
EQ/AB Small Cap Growth	11,170,831	22,240,190
EQ/AB Sustainable U.S. Thematic	61,725	11,124

FSA-117

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

4.	Purchases and Sales of Portfolio (Continued)

	Purchases	Sales
EQ/Aggressive Allocation	$21,290,084	$21,386,486
EQ/All Asset Growth Allocation	4,240,825	3,757,939
EQ/American Century Mid Cap Value	15,298,115	12,551,870
EQ/Balanced Strategy	3,172,915	5,759,536
EQ/Capital Group Research	10,928,680	16,940,118
EQ/ClearBridge Large Cap Growth ESG	9,589,414	13,825,965
EQ/Common Stock Index	136,793,221	154,955,272
EQ/Conservative Allocation	3,154,714	3,316,141
EQ/Conservative Growth Strategy	893,382	745,316
EQ/Conservative Strategy	275,441	837,246
EQ/Conservative-Plus Allocation	4,728,589	6,319,148
EQ/Core Bond Index	18,712,711	8,002,051
EQ/Core Plus Bond	14,455,868	10,518,930
EQ/Emerging Markets Equity PLUS	1,552,601	620,277
EQ/Equity 500 Index	181,270,312	132,212,416
EQ/Fidelity Institutional AM® Large Cap	10,952,508	12,758,596
EQ/Franklin Rising Dividends	11,249,057	9,339,281
EQ/Global Equity Managed Volatility	9,556,439	11,733,957
EQ/Goldman Sachs Mid Cap Value	3,642,639	2,255,736
EQ/Growth Strategy	7,350,074	5,284,340
EQ/Intermediate Government Bond	13,961,546	6,508,101
EQ/International Core Managed Volatility	3,123,378	5,377,268
EQ/International Equity Index	42,781,128	36,760,520
EQ/International Managed Volatility	617,904	614,846
EQ/International Value Managed Volatility	5,399,910	7,585,116
EQ/Invesco Comstock	6,967,924	5,426,021
EQ/Invesco Global	951,453	187,707
EQ/Invesco Global Real Assets	7,017,310	5,785,564
EQ/Janus Enterprise	12,042,902	8,863,294
EQ/JPMorgan Growth Stock	48,609,173	27,580,322
EQ/JPMorgan Value Opportunities	26,018,435	21,398,873
EQ/Large Cap Core Managed Volatility	6,110,053	3,172,195
EQ/Large Cap Growth Index	40,124,764	33,474,469
EQ/Large Cap Growth Managed Volatility	39,304,799	28,413,615
EQ/Large Cap Value Index	11,260,129	6,174,649
EQ/Large Cap Value Managed Volatility	31,682,672	30,436,718
EQ/Lazard Emerging Markets Equity	11,098,110	13,318,818
EQ/Loomis Sayles Growth	15,375,458	14,419,538
EQ/MFS International Growth	17,480,577	14,620,257
EQ/MFS International Intrinsic Value	17,031,425	16,882,526
EQ/MFS Mid Cap Focused Growth	7,234,789	6,101,593
EQ/MFS Technology	21,623,018	19,532,870
EQ/MFS Utilities Series	1,369,279	2,061,595
EQ/Mid Cap Index	34,393,527	24,939,416
EQ/Mid Cap Value Managed Volatility	15,948,149	16,636,365
EQ/Moderate Allocation	41,826,891	76,671,156
EQ/Moderate Growth Strategy	10,647,847	7,724,026
EQ/Moderate-Plus Allocation	42,138,023	41,298,867
EQ/Money Market	461,302,840	253,252,965
EQ/Morgan Stanley Small Cap Growth	10,760,665	6,842,598
EQ/PIMCO Global Real Return	317,956	104,012
EQ/PIMCO Real Return	9,160,968	9,775,101
EQ/PIMCO Total Return ESG	12,088,225	10,564,714
EQ/PIMCO Ultra Short Bond	13,789,123	5,945,097

FSA-118

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

4.	Purchases and Sales of Portfolio (Concluded)

	Purchases	Sales
EQ/Quality Bond PLUS	$5,890,599	$4,784,341
EQ/Small Company Index	25,108,952	15,417,244
EQ/T. Rowe Price Health Sciences	5,503,331	2,294,476
EQ/Value Equity	11,054,971	18,586,317
EQ/Wellington Energy	9,245,657	11,920,893
Equitable Conservative Growth MF/ETF	2,322,967	3,074,428
Fidelity® VIP Asset Manager: Growth Portfolio	1,728,613	381,556
Fidelity® VIP Equity-Income Portfolio	3,308,271	3,082,421
Fidelity® VIP Government Money Market Portfolio	5,248,353	5,050,563
Fidelity® VIP Growth & Income Portfolio	14,750,711	7,265,448
Fidelity® VIP High Income Portfolio	1,342,885	920,965
Fidelity® VIP Investment Grade Bond Portfolio	5,323,340	5,447,948
Fidelity® VIP Mid Cap Portfolio	7,194,933	6,932,259
Fidelity® VIP Value Portfolio	3,074,881	1,173,688
Fidelity® VIP Value Strategies Portfolio	354,458	295,692
Franklin Small Cap Value VIP Fund	8,287,274	5,880,452
Invesco V.I. Diversified Dividend Fund	2,784,826	4,109,215
Invesco V.I. Main Street Mid Cap Fund	1,017,409	529,531
Invesco V.I. Small Cap Equity Fund	1,381,024	1,330,281
Janus Henderson Balanced Portfolio	1,709,990	1,050,366
Lord Abbett Series Fund — Bond Debenture Portfolio	1,713,401	460,627
MFS® Investors Trust Series	562,820	563,078
MFS® Massachusetts Investors Growth Stock Portfolio	2,303,982	2,307,241
Multimanager Aggressive Equity	21,361,713	46,527,323
Multimanager Core Bond	10,001,005	7,777,695
Multimanager Technology	44,409,275	34,270,056
Natural Resources Portfolio	1,542,903	2,743,261
PIMCO CommodityRealReturn® Strategy Portfolio	6,370,393	4,701,008
T. Rowe Price Blue Chip Growth Portfolio	984,603	130,090
T. Rowe Price Equity Income Portfolio	4,036,273	3,496,951
T. Rowe Price Mid-Cap Growth Portfolio	659,467	43,899
Target 2015 Allocation	371,639	901,104
Target 2025 Allocation	2,055,808	2,521,894
Target 2035 Allocation	3,988,930	3,451,357
Target 2045 Allocation	1,891,129	1,780,067
Target 2055 Allocation	1,815,714	1,067,492
Templeton Developing Markets VIP Fund	3,692,509	3,803,420
Templeton Global Bond VIP Fund	4,734,123	6,216,579
VanEck VIP Global Resources Fund	3,687,617	4,796,945
Vanguard Variable Insurance Fund Equity Index Portfolio	2,677,081	5,833,636

5.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares. All share classes issued by EQAT are subject to fees for investment management, administration and other Portfolio expenses. Class IA and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that EQAT, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class IA and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

FSA-119

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

5.	Expenses and Related Party Transactions (Concluded)

EQAT, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), an indirect wholly-owned subsidiary of Equitable Financial and an affiliate of Equitable Investment Management Group, LLC (“EIMG”). The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, a wholly-owned subsidiary of Equitable Financial, serves as investment adviser of the Portfolios of EQAT. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable Financial, serves as administrator of the Portfolios of EQAT. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT. Expenses of the Portfolios of EQAT generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.54% to a high of 2.36% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

Equitable Financial, Equitable Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment sub-advisor for a number of Portfolios in EQAT including the 1290 VT Natural Resources, 1290 VT Real Estate, EQ/AB Small Cap Growth, EQ/AB Sustainable U.S. Thematic, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index, as well as a portion of EQ/Emerging Markets Equity PLUS, EQ/Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by Equitable Holdings, Inc.

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC (“Equitable Network”) or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Financial) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Equitable Distributors. The licensed insurance agents who sell Contracts for these companies are appointed as agents of Equitable Financial and are registered representatives of the agencies and affiliated broker-dealer. Equitable Network receives commissions under its General Sales Agreement with Equitable Financial and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service-related payments under its Supervisory and Distribution Agreement with Equitable Financial. The financial professionals are compensated on a commission basis by Equitable Network.

Equitable Financial serves as the transfer agent for EQAT.

FSA-120

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

6.	Reorganization

There were no reorganizations within the Variable Investment Options of the Account during the year ended December 31, 2023.

In November 2022, pursuant to the Plan of Reorganization and Termination as approved by contractholders, certain Portfolios (each, a “Surviving Portfolio”, and collectively, the “Surviving Portfolios”) acquired the net assets of other Portfolios (each, a “Removed Portfolio”, and collectively, the “Removed Portfolios”). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios were replaced with the Variable Investment Options that invest in the Surviving Portfolios.

	Removed Portfolio	Surviving Portfolio

November 11, 2022	1290 VT Low Volatility Global Equity	EQ/Common Stock Index
	Class IB	Class IB
Shares	60,481	612,018
Net Asset Value	$4.90	$39.64
Net Assets Before Merger	$296,285	$23,966,543
Net Assets After Merger	$—	$24,262,828
Realized Loss	$(205,782)

	Removed Portfolio	Surviving Portfolio

November 11, 2022	EQ/Franklin Strategic Income	EQ/Core Plus Bond
Shares Class	Class IB
Shares	3,754,745
Net Asset Value	$8.72
Net Assets Before Merger	$32,754,371
Net Assets After Merger	$—
Realized Loss	$(6,417,844)

Shares Class		Class A
Shares		17,556,234
Net Asset Value		$3.42
Net Assets Before Merger		$49,705,763
Net Assets After Merger		$60,000,561

Shares Class		Class B
Shares		13,407,399
Net Asset Value		$3.41
Net Assets Before Merger		$23,196,148
Net Assets After Merger		$45,655,721

	Removed Portfolio	Surviving Portfolio

November 11, 2022	EQ/Invesco International Growth	EQ/MFS International Growth
Shares Class	Class IB	Class IB
Shares	1,014,365	14,353,199
Net Asset Value	$32.58	$6.99
Net Assets Before Merger	$33,050,915	$67,258,103
Net Assets After Merger	$—	$100,309,018
Realized Loss	$(6,432,680)

FSA-121

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

7.	Asset-based Charges and Contractowner Charges

The table below lists the charges for each product. These charges are reflected as “Asset-based Charges” in the Statement of Operations or as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

	Mortality and Expense Risks		Mortality		Administrative		Total
Accumulator Life	varie	s(b)(d)	varie	s(b)	varie	s(b)(f)	varies
Incentive Life, Champion 2000	0.60	%(a)	—		—		0.60%
Incentive Life 2000, Incentive Life 1999, Incentive Life Plus	0.60	%(l)(n)	—		—		0.60%
Incentive Life ‘02	varie	s(b)(g)	—		—		0.80%
Incentive Life ‘06	0.85	%(b)(e)	—		—		0.85%
Survivorship Incentive Life ‘02	0.90	%(b)(m)	—		—		0.90%
Paramount Life	0.60	%(a)	—		—		0.60%
Incentive Life Plus Original Series	0.60	%(b)(l)	—		—		0.60%
Incentive Life COLI	0.60	%(b)	—		—		0.60%
Incentive Life COLI ‘04	0.75	%(b)(c)	—		—		0.75%
Survivorship Incentive Life 1999	0.60	%(a)	—		—		0.60%
Survivorship 2000	0.90	%(a)	—		—		0.90%
IL Legacy	1.75	%(b)(h)	—		—		1.75%
IL Legacy II	0.85	%(b)(i)(l)	—		—		0.85%
IL Legacy III	0.85	%(b)(i)(l)	—		—		0.85%
VUL LegacySM	0.85	%(b)(p)(s)	—		—		0.85%
IL Protector	0.80	%(a)	—		—		0.80%
SP-Flex	0.85	%(a)	0.60	%(a)	0.35	%(a)	1.80%
Incentive Life® Optimizer	0.85	%(b)(e)(l)	—		—		0.85%
Incentive Life Optimizer II	0.85	%(b)(e)(l)	—		—		0.85%
Incentive Life Optimizer III	0.60	%(b)(l)(o)	—		—		0.60%
VUL Optimizer SM	0.60	%(b)(o)(p)	—		—		0.60%
Survivorship Incentive Life® Legacy	0.55	%(b)(j)	—		—		0.55%
VUL Survivorship	0.80	%(b)(r)	—		—		0.80%
Corporate Owned Incentive Life®	0.35	%(b)(k)(l)	—		—		0.35%
COIL Institutional SeriesSM	0.25	%(b)(l)(q)	—		—		0.25%
COIL Institutional Series, Series 162	0.35	%(b)(p)(t)	—		—		0.35%
Equitable Advantage	0.40	%(b)(u)(v)	—		—		0.40%
VUL Incentive Life ProtectSM	0.50	%(b)(p)(w)(x)	—		—		0.50%

(a)	Charged to daily net assets of the Account.

(b)	Charged to Contractowners Account and is included in Redemptions for contract benefits and terminations in the Statements of Changes in Net Assets.

(c)	Policy years 1–5 0.75% (1.00% maximum) Policy years 6–20 0.55% (0.75% maximum) Policy years 21+ 0.35% (0.50% maximum).

(d)	Varies by age, sex, class. The highest current charge is 1.21%. Policy years 1–10 0.71% to 1.46% maximum Policy years 11+ 0.30% to 0.50% maximum.

(e)	Policy years 1–8 0.85% (1.00% maximum) Policy years 9–10 0.00% (1.00% maximum) Policy years 11+ 0.00% (0.50% maximum).

(f)	Policy years 1–10 0.72% to 1.73% Policy years 11+ 0.11% to 0.32%.

(g)	Policy years 1–15 0.80%, 0.70% or 0.60% depending (0.80% maximum) Policy years 16+ 0.30% or 0.20% depending (0.50% maximum).

(h)	Policy years 1–10 1.75% (maximum and current) Policy years 11–20 0.25% (0.50% maximum) Policy Years 21+ 0.00% (0.50% maximum).
(i)	Policy years 1–15 0.85% (maximum and current) Policy years 16+ 0.00% (0.85% maximum) For policies with the ENLG rider, there is an additional charge of 0.15% deducted while the rider is in effect.

(j)	Policy years 1–15 0.55% (maximum and current) Policy years 16+ 0.05% (0.55% maximum) For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

(k)	Policy years 1–10 0.15% (0.50% maximum); however, 0.35% (0.50% maximum) of any account value allocated to MSO segments. Policy years 11+ 0.10% (0.35% maximum).

(l)	For policies with MSO, there is an additional charge of 1.40% (2.40% maximum) of any policy account value allocated to each segment.

(m)	Policy year 1-15 0.90% (maximum and current) Policy year 16+ 0.60% or 0.30% depending (0.90% maximum).

(n)	Charged to daily net assets of the Account for all investment options except MSO. However, for any account value allocated to MSO segments, the M & E is charged to Contract owners Account.

FSA-122

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

7.	Asset-based Charges and Contractowner Charges (Continued)

(o)	Policy years 1-8 0.60% (current) Policy years 1-10 1.00% (maximum) Policy years 9+ 0.00% (current) Policy years 11+ 0.50% (maximum).

(p)	For policies with MSO, there is an additional charge of 1.15% (2.40% maximum) of any policy account value allocated to each segment.

(q)	Policy years 1–10 0.25% (0.50% maximum) Policy years 11+ 0.05%(0.35 maximum).

(r)	Policy years 1–15 0.80% (current and maximum) Policy years 16+ 0.00% (0.80% maximum).

(s)	Policy years 1–15 0.50% ( 0.85% maximum) Policy years 16+ 0.00% (0.85% maximum).

(t)	Policy years 1–10 0.35% (0.50% maximum) Policy years 11+ 0.15% (0.35% maximum).
(u)	For policies with MSO, there is an additional charge of 0.40% (1.60% maximum) of any policy account value allocated to each segment.

(v)	Policy years 1-8 0.40% (current) Policy years 1-10 1.00% (maximum) Policy years 9+ 0.05% (current) Policy years 11+ 0.50% (maximum).

(w)	Policy years 1–15 0.50% (0.85% maximum) Policy years 16+ 0.00% (0.85% maximum). For policies with the ENLG rider, there is an additional charge of 0.35% in policy years 1-15 and 0.85% in policy years 16+ deducted while the rider is in effect.

(x)	For policies with MSO II, there is an additional charge of 0.40% (1.65% maximum) of any policy account value allocated to each segment.

The Accumulator Life Program utilizes two insurance products — a single premium fixed annuity contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and expense risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

The Incentive Life ‘02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the Contractowner’s Variable Investment Options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the Contractowner’s Variable Investment Options. The Survivorship Incentive Life ‘02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the Contractowner’s Variable Investment Options. The current mortality and expense risk charges are lower than guaranteed charges.

The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later, it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

The Incentive Life ‘06, Incentive Life® Optimizer and Incentive Life Optimizer II mortality and expense risk charge of 0.85% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Incentive Life Optimizer III and VUL OptimizerSM mortality and expense risk charge of 0.60% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Incentive Life Legacy II and Incentive Life Legacy III mortality and expense risk charge of 0.85% will be in effect for the first fifteen policy years on a current basis. For policy years 16 and later, no charge is deducted on a current basis. The current mortality and expense risk charges for policy years 16 and later are lower than the guaranteed charges.

The VUL LegacySM and VUL Incentive Life ProtectSM mortality and expense risk charge of 0.50% will be in effect for the first fifteen policy years on a current basis. For policy years 16 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Survivorship Incentive Life® Legacy mortality and expense risk charge of 0.55% will be in effect for the first fifteen

FSA-123

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

7.	Asset-based Charges and Contractowner Charges (Continued)

policy years. For policy years sixteen and later the charge is currently 0.05%. The current mortality and expense risk charges are lower than the guaranteed charges. For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

The VUL Survivorship mortality and expense risk charge of 0.80% will be in effect for the first fifteen policy years. For policy years sixteen and later, no charge is deducted on a current basis. The current mortality and expense risk charges are equal to or lower than the guaranteed charges.

The Corporate Owned Incentive Life® mortality and expense risk charge of 0.15% (0.35% of any account value allocated to MSO segments) will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.10% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The COIL Institutional SeriesSM mortality and expense risk charge of 0.25% will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.05% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The COIL Institutional Series, Series 162, mortality and expense risk charge of 0.35% will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.15% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Equitable Advantage mortality and expense risk charge of 0.40% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, the charge will be 0.05% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

For IL 2000, IL Plus, IL Plus Original Series, IL 99, IL Optimizer, IL Optimizer II, IL Legacy II, IL Legacy III, IL Optimizer III and Corporate Owned Incentive Life® policies, there is an additional charge of 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

For VUL Legacy, VUL Optimizer, VUL Incentive Life Protect and COIL Institutional Series (including series 162) policies, there is an additional charge of 1.15% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

For Equitable Advantage policies, there is an additional charge of 0.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

For VUL Legacy, VUL Optimizer, COIL Institutional Series (including Series 162), Equitable Advantage and VUL Incentive Life Protect policies, there is an additional charge of 0.40% of any policy account value allocated to each segment of the Market Stabilizer Option II on a current basis. The current percentage charge for MSO II is lower than the guaranteed charge.

Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI ‘04, Corporate Owned Incentive Life, and the Series 2000 Policies, Equitable Financial deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life ‘02, Incentive Life 1999, Incentive Life ‘02, Incentive Life ‘06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI ‘04, IL Optimizer, IL Optimizer II, SIL Legacy, IL Legacy II, IL Legacy III, IL Optimizer III, Corporate Owned Incentive Life, VUL Legacy, VUL Optimizer, VUL Survivorship and COIL Institutional Series (including Series 162), Equitable Advantage, VUL Incentive Life Protect and Series 2000 Policies) from premiums.

Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

The COIL Institutional Series (including series 162), VUL Legacy, VUL Optimizer, VUL Survivorship, Equitable Advantage and VUL Incentive Life Protect policies have an expense reduction in the calculation of the daily unit values of each

FSA-124

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

7.	Asset-based Charges and Contractowner Charges (Continued)

Variable Investment Option of the Account (the “Investment Expense Reduction”). The Investment Expense Reduction for each Variable Investment Option will be determined based upon the total annual portfolio operating expense after the application of any contractual expense limitation arrangements that are in place for more than one year (“Net Total Annual Portfolio Operating Expenses”) of each Variable Investment Option’s corresponding Portfolio. The Investment Expense Reduction for each Variable Investment Option will be initially determined and then annually updated, based upon the Net Total Annual Portfolio Operating Expense of each Variable Investment Option’s corresponding Portfolio as shown in the annual Portfolio prospectuses. The Investment Expense Reduction will be calculated based upon which of these three ranges the Net Total Annual Portfolio Operating Expense falls into; (1) less than 0.80%, (2) 0.80% through 1.15%, (3) or greater than 1.15%. The Investment Expense Reduction will be the amount equal to the greater of 0.15% and any excess of the Net Total Annual Portfolio Operating Expense over 0.40%, the amount equal to the greater of 0.15% and any excess of the Net Total Annual Portfolio Operating Expense over 0.80%, or 0.15%, respectively. In no event will the Annual Investment Expense Reduction exceed the Net Total Annual Portfolio Operating Expenses. These ranges and formula amounts will not change while the policy remains in effect.

Contractowners’ accounts are assessed monthly by Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Redemptions for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between Variable Investment Options including guaranteed interest account, net. Surrenders are included in the Redemptions for contract benefits and terminations.

The table below lists all the fees charged by the Separate Account assessed as a redemption of units (except for those deducted from premium as noted); the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract, election of riders, or Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Riders	Monthly	Amount varies depending on the specifics of your policy. Depending on the rider, may be additional charges deducted from premiums and upon exercise of a policy continuation benefit.	Unit liquidation from account value

Death Benefit Guarantee (Guaranteed Minimum Death Benefit Charge)	Monthly	Low — $0.01 for each $1,000 of face amount of the policy High — $0.02 for each $1,000 of face amount of the policy	Unit liquidation from account value

Charge for State and Local Tax Expense	At time of premium payment	Varies by state of residence of insured person.	Deducted from premium

Charge for Federal Tax Expenses	At time of premium payment	1.25%	Deducted from premium

Premium Charge	At time of premium payment	Depending on the policy, varies from a flat fee of $2 to $250 to a range of 2.25% to 30% of premiums	Deducted from premium

Monthly administrative charges	Monthly

Low — $8 per month

High — Depending on face amount, policyholder age at issue and policy year, up to $55 per month.

Depending on the policy, may also be a charge per $1,000 of face amount ranging from $0.03 to $1.82

Unit liquidation from account value

Cost of Insurance (COI) and Rating charge	Monthly	Amount varies depending upon specifics of policy. COI based upon amount at risk. Rating Charge based upon face amount of insurance.	Unit liquidation from account value

FSA-125

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

7.	Asset-based Charges and Contractowner Charges (Concluded)

Charges	When charge is deducted	Amount deducted	How deducted

Surrender, termination or decrease in face amount of policy during the first 10 or 15 years depending on Contract	At time of transaction	The amount of surrender charges if applicable is set forth in your policy.	Unit liquidation from account value

Partial Withdrawal	At time of transaction	$25 (or if less, 2% of the withdrawal), if applicable	Unit liquidation from account value

Increase in policy’s face amount	At time of transaction	$1.50 for each $1,000 of the increase (but not more than $250 in total), if applicable	Unit liquidation from account value

Administrative Surrender Charge	At time of transaction

$2 to $6 per 1,000 depending on issue age which after the third year declines if applicable

Depending on the policy, may also be a charge per policy ranging from $450 to $540 which after the third year declines

Unit liquidation from account value

Transfers among investment options	At time of transaction	Low — $25 after 12 transfers if applicable High — $25 per transfer	Unit liquidation from account value

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
1290 VT Convertible Securities
2023	Lowest contract charge 0.00% Class IB	$ 19.07	—	—	—	13.65%
	Highest contract charge 0.60% Class IB	$182.16	—	—	—	13.00%
	All contract charges	—	197	$5,524	2.71%	—
2022	Lowest contract charge 0.00% Class IB	$ 16.78	—	—	—	(20.92)%
	Highest contract charge 0.60% Class IB	$161.20	—	—	—	(21.40)%
	All contract charges	—	135	$4,151	1.36%	—
2021	Lowest contract charge 0.00% Class IB	$ 21.22	—	—	—	1.00%
	Highest contract charge 0.60% Class IB	$205.09	—	—	—	0.39%
	All contract charges	—	97	$4,053	10.50%	—
2020	Lowest contract charge 0.00% Class IB	$ 21.01	—	—	—	39.05%
	Highest contract charge 0.60% Class IB	$204.29	—	—	—	38.25%
	All contract charges	—	77	$4,567	1.68%	—
2019	Lowest contract charge 0.00% Class IB	$ 15.11	—	—	—	23.95%
	Highest contract charge 0.60% Class IB	$147.77	—	—	—	23.19%
	All contract charges	—	39	$1,838	4.09%	—

1290 VT DoubleLine Opportunistic Bond
2023	Lowest contract charge 0.00% Class IB	$104.80	—	—	—	6.54%
	Highest contract charge 0.60% Class IB	$100.69	—	—	—	5.90%
	All contract charges	—	339	$8,182	5.67%	—
2022	Lowest contract charge 0.00% Class IB	$ 98.37	—	—	—	(13.39)%

FSA-126

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT DoubleLine Opportunistic Bond (Continued)
	Highest contract charge 0.60% Class IB	$ 95.08	—	—	—	(13.91)%
	All contract charges	—	187	$4,043	3.71%	—
2021	Lowest contract charge 0.00% Class IB	$113.58	—	—	—	(0.44)%
	Highest contract charge 0.60% Class IB	$110.44	—	—	—	(1.04)%
	All contract charges	—	111	$3,088	2.22%	—
2020	Lowest contract charge 0.00% Class IB	$114.08	—	—	—	4.30%
	Highest contract charge 0.60% Class IB	$111.60	—	—	—	3.67%
	All contract charges	—	75	$2,830	2.42%	—
2019	Lowest contract charge 0.00% Class IB	$109.38	—	—	—	8.12%
	Highest contract charge 0.60% Class IB	$107.65	—	—	—	7.47%
	All contract charges	—	64	$1,945	3.84%	—

1290 VT Equity Income
2023	Lowest contract charge 0.00% Class IA	$269.76	—	—	—	5.41%
	Highest contract charge 0.90% Class IA	$231.97	—	—	—	4.47%
	All contract charges	—	18	$4,338	2.07%	—
2022	Lowest contract charge 0.00% Class IA	$255.91	—	—	—	3.06%
	Highest contract charge 0.90% Class IA	$222.05	—	—	—	2.14%
	All contract charges	—	19	$4,431	1.86%	—
2021	Lowest contract charge 0.00% Class IA	$248.30	—	—	—	26.39%
	Highest contract charge 0.90% Class IA	$217.40	—	—	—	25.25%
	All contract charges	—	18	$4,154	1.50%	—
2020	Lowest contract charge 0.00% Class IA	$196.46	—	—	—	(4.53)%
	Highest contract charge 0.90% Class IA	$173.57	—	—	—	(5.40)%
	All contract charges	—	20	$3,670	2.00%	—
2019	Lowest contract charge 0.00% Class IA	$205.79	—	—	—	24.21%
	Highest contract charge 0.90% Class IA	$183.47	—	—	—	23.09%
	All contract charges	—	26	$4,969	2.28%	—

1290 VT Equity Income
2023	Lowest contract charge 0.00% Class IB	$371.71	—	—	—	5.41%
	Highest contract charge 0.60% Class IB	$241.12	—	—	—	4.78%
	All contract charges	—	83	$20,009	2.07%	—
2022	Lowest contract charge 0.00% Class IB	$352.63	—	—	—	3.07%
	Highest contract charge 0.60% Class IB	$230.12	—	—	—	2.45%
	All contract charges	—	70	$21,182	1.86%	—
2021	Lowest contract charge 0.00% Class IB	$342.13	—	—	—	26.39%
	Highest contract charge 0.60% Class IB	$224.61	—	—	—	25.63%
	All contract charges	—	66	$20,325	1.50%	—
2020	Lowest contract charge 0.00% Class IB	$270.70	—	—	—	(4.54)%
	Highest contract charge 0.60% Class IB	$178.79	—	—	—	(5.11)%
	All contract charges	—	68	$16,759	2.00%	—
2019	Lowest contract charge 0.00% Class IB	$283.57	—	—	—	24.21%
	Highest contract charge 0.60% Class IB	$188.42	—	—	—	23.47%
	All contract charges	—	66	$17,330	2.28%	—

1290 VT GAMCO Mergers & Acquisitions
2023	Lowest contract charge 0.00% Class IA	$174.31	—	—	—	9.52%
	Highest contract charge 0.00% Class IA	$174.31	—	—	—	9.52%
	All contract charges	—	68	$1,304	1.85%	—
2022	Lowest contract charge 0.00% Class IA	$159.16	—	—	—	(6.02)%
	Highest contract charge 0.00% Class IA	$159.16	—	—	—	(6.02)%
	All contract charges	—	65	$1,152	0.31%	—
2021	Lowest contract charge 0.00% Class IA	$169.36	—	—	—	11.38%
	Highest contract charge 0.00% Class IA	$169.36	—	—	—	11.38%
	All contract charges	—	71	$1,358	0.69%	—
2020	Lowest contract charge 0.00% Class IA	$152.05	—	—	—	(1.29)%
	Highest contract charge 0.00% Class IA	$152.05	—	—	—	(1.29)%
	All contract charges	—	52	$948	0.18%	—

FSA-127

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT GAMCO Mergers & Acquisitions (Continued)
2019	Lowest contract charge 0.00% Class IA	$154.04	—	—	—	8.62%
	Highest contract charge 0.00% Class IA	$154.04	—	—	—	8.62%
	All contract charges	—	41	$798	4.12%	—

1290 VT GAMCO Mergers & Acquisitions
2023	Lowest contract charge 0.00% Class IB	$223.64	—	—	—	9.52%
	Highest contract charge 0.90% Class IB	$154.19	—	—	—	8.54%
	All contract charges	—	100	$14,999	1.85%	—
2022	Lowest contract charge 0.00% Class IB	$204.20	—	—	—	(6.02)%
	Highest contract charge 0.90% Class IB	$142.06	—	—	—	(6.86)%
	All contract charges	—	97	$14,427	0.31%	—
2021	Lowest contract charge 0.00% Class IB	$217.29	—	—	—	11.39%
	Highest contract charge 0.90% Class IB	$152.53	—	—	—	10.38%
	All contract charges	—	95	$16,930	0.69%	—
2020	Lowest contract charge 0.00% Class IB	$195.08	—	—	—	(1.30)%
	Highest contract charge 0.90% Class IB	$138.19	—	—	—	(2.18)%
	All contract charges	—	88	$14,473	0.18%	—
2019	Lowest contract charge 0.00% Class IB	$197.64	—	—	—	8.62%
	Highest contract charge 0.90% Class IB	$141.27	—	—	—	7.64%
	All contract charges	—	90	$15,281	4.12%	—

1290 VT GAMCO Small Company Value
2023	Lowest contract charge 0.00% Class IA	$386.52	—	—	—	21.05%
	Highest contract charge 0.00% Class IA	$386.52	—	—	—	21.05%
	All contract charges	—	286	$12,537	0.64%	—
2022	Lowest contract charge 0.00% Class IA	$319.31	—	—	—	(10.68)%
	Highest contract charge 0.00% Class IA	$319.31	—	—	—	(10.68)%
	All contract charges	—	306	$11,229	0.53%	—
2021	Lowest contract charge 0.00% Class IA	$357.48	—	—	—	25.14%
	Highest contract charge 0.00% Class IA	$357.48	—	—	—	25.14%
	All contract charges	—	336	$14,104	0.64%	—
2020	Lowest contract charge 0.00% Class IA	$285.67	—	—	—	9.51%
	Highest contract charge 0.00% Class IA	$285.67	—	—	—	9.51%
	All contract charges	—	299	$10,103	0.76%	—
2019	Lowest contract charge 0.00% Class IA	$260.86	—	—	—	23.35%
	Highest contract charge 0.00% Class IA	$260.86	—	—	—	23.35%
	All contract charges	—	285	$8,982	0.60%	—

1290 VT GAMCO Small Company Value
2023	Lowest contract charge 0.00% Class IB	$679.77	—	—	—	21.05%
	Highest contract charge 0.90% Class IB	$381.81	—	—	—	19.96%
	All contract charges	—	598	$238,453	0.64%	—
2022	Lowest contract charge 0.00% Class IB	$561.57	—	—	—	(10.68)%
	Highest contract charge 0.90% Class IB	$ 318.27	—	—	—	(11.48)%
	All contract charges	—	535	$202,031	0.53%	—
2021	Lowest contract charge 0.00% Class IB	$628.70	—	—	—	25.14%
	Highest contract charge 0.90% Class IB	$359.55	—	—	—	24.01%
	All contract charges	—	502	$234,080	0.64%	—
2020	Lowest contract charge 0.00% Class IB	$502.41	—	—	—	9.51%
	Highest contract charge 0.90% Class IB	$289.94	—	—	—	8.53%
	All contract charges	—	488	$198,451	0.76%	—
2019	Lowest contract charge 0.00% Class IB	$458.78	—	—	—	23.35%
	Highest contract charge 0.90% Class IB	$267.16	—	—	—	22.24%
	All contract charges	—	496	$188,147	0.60%	—

1290 VT Multi-Alternative Strategies
2023	Lowest contract charge 0.00% Class IB	$ 10.25	—	—	—	5.24%
	Highest contract charge 0.00% Class IB	$ 10.25	—	—	—	5.24%
	All contract charges	—	30	$350	3.47%	—
2022	Lowest contract charge 0.00% Class IB	$ 9.74	—	—	—	(11.21)%

FSA-128

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Multi-Alternative Strategies (Continued)
	Highest contract charge 0.00% Class IB	$ 9.74	—	—	—	(11.21)%
	All contract charges	—	8	$102	3.37%	—
2021	Lowest contract charge 0.00% Class IB (b)	$ 10.97	—	—	—	3.10%
	Highest contract charge 0.00% Class IB (b)	$ 10.97	—	—	—	3.10%
	All contract charges	—	1	$6	5.23%	—

1290 VT Natural Resources
2023	Lowest contract charge 0.00% Class IB	$151.57	—	—	—	1.23%
	Highest contract charge 0.00% Class IB	$151.57	—	—	—	1.23%
	All contract charges	—	71	$1,535	3.76%	—
2022	Lowest contract charge 0.00% Class IB	$149.73	—	—	—	32.69%
	Highest contract charge 0.00% Class IB	$149.73	—	—	—	32.69%
	All contract charges	—	42	$1,054	5.92%	—
2021	Lowest contract charge 0.00% Class IB	$112.84	—	—	—	30.18%
	Highest contract charge 0.00% Class IB	$112.84	—	—	—	30.18%
	All contract charges	—	12	$278	7.46%	—
2020	Lowest contract charge 0.00% Class IB	$ 86.68	—	—	—	(15.57)%
	Highest contract charge 0.00% Class IB	$ 86.68	—	—	—	(15.57)%
	All contract charges	—	1	$10	8.97%	—
2019	Lowest contract charge 0.00% Class IB (a)	$102.67	—	—	—	(1.01)%
	Highest contract charge 0.00% Class IB (a)	$102.67	—	—	—	(1.01)%
	All contract charges	—	—	$—	0.00%	—

1290 VT Real Estate
2023	Lowest contract charge 0.00% Class IB	$ 9.64	—	—	—	9.67%
	Highest contract charge 0.00% Class IB	$ 9.64	—	—	—	9.67%
	All contract charges	—	108	$1,323	3.90%	—
2022	Lowest contract charge 0.00% Class IB	$ 8.79	—	—	—	(24.94)%
	Highest contract charge 0.00% Class IB	$ 8.79	—	—	—	(24.94)%
	All contract charges	—	31	$390	0.25%	—
2021	Lowest contract charge 0.00% Class IB	$ 11.71	—	—	—	26.05%
	Highest contract charge 0.00% Class IB	$ 11.71	—	—	—	26.05%
	All contract charges	—	14	$183	4.54%	—
2020	Lowest contract charge 0.00% Class IB (c )	$ 9.29	—	—	—	(8.83)%
	Highest contract charge 0.00% Class IB (c )	$ 9.29	—	—	—	(8.83)%
	All contract charges	—	8	$72	1.35%	—

1290 VT Small Cap Value
2023	Lowest contract charge 0.00% Class IB	$159.68	—	—	—	6.11%
	Highest contract charge 0.90% Class IB	$193.53	—	—	—	4.79%
	All contract charges	—	238	$38,536	1.18%	—
2022	Lowest contract charge 0.00% Class IB	$150.49	—	—	—	0.44%
	Highest contract charge 0.90% Class IB	$184.68	—	—	—	(0.81)%
	All contract charges	—	229	$37,833	0.43%	—
2021	Lowest contract charge 0.00% Class IB	$149.83	—	—	—	39.05%
	Highest contract charge 0.90% Class IB	$186.19	—	—	—	37.32%
	All contract charges	—	229	$40,671	1.14%	—
2020	Lowest contract charge 0.00% Class IB	$107.75	—	—	—	(1.18)%
	Highest contract charge 0.90% Class IB (e)	$135.59	—	—	—	29.23%
	All contract charges	—	206	$28,177	2.82%	—
2019	Lowest contract charge 0.00% Class IB (a)	$109.04	—	—	—	5.00%
	Highest contract charge 0.00% Class IB (a)	$109.04	—	—	—	5.00%
	All contract charges	—	—	$—	0.00%	—

1290 VT SmartBeta Equity ESG
2023	Lowest contract charge 0.00% Class IB	$ 20.44	—	—	—	16.53%
	Highest contract charge 0.90% Class IB	$122.29	—	—	—	15.51%
	All contract charges	—	276	$15,467	1.38%	—
2022	Lowest contract charge 0.00% Class IB	$ 17.54	—	—	—	(14.56)%

FSA-129

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT SmartBeta Equity ESG (Continued)
	Highest contract charge 0.90% Class IB (k)	$105.87	—	—	—	(1.48)%
	All contract charges	—	292	$13,307	2.12%	—
2021	Lowest contract charge 0.00% Class IB	$ 20.53	—	—	—	23.08%
	Highest contract charge 0.60% Class IB	$198.42	—	—	—	22.35%
	All contract charges	—	194	$6,718	1.32%	—
2020	Lowest contract charge 0.00% Class IB	$ 16.68	—	—	—	10.98%
	Highest contract charge 0.60% Class IB	$162.17	—	—	—	10.31%
	All contract charges	—	209	$5,375	0.69%	—
2019	Lowest contract charge 0.00% Class IB	$ 15.03	—	—	—	26.94%
	Highest contract charge 0.60% Class IB	$147.01	—	—	—	26.17%
	All contract charges	—	139	$3,495	1.50%	—

1290 VT Socially Responsible
2023	Lowest contract charge 0.00% Class IA	$662.87	—	—	—	27.50%
	Highest contract charge 0.00% Class IA	$662.87	—	—	—	27.50%
	All contract charges	—	1	$806	0.85%	—
2022	Lowest contract charge 0.00% Class IA	$519.90	—	—	—	(22.11)%
	Highest contract charge 0.00% Class IA	$519.90	—	—	—	(22.11)%
	All contract charges	—	1	$359	0.63%	—
2021	Lowest contract charge 0.00% Class IA	$667.49	—	—	—	30.31%
	Highest contract charge 0.00% Class IA	$667.49	—	—	—	30.31%
	All contract charges	—	1	$479	0.56%	—
2020	Lowest contract charge 0.00% Class IA	$512.23	—	—	—	19.96%
	Highest contract charge 0.00% Class IA	$512.23	—	—	—	19.96%
	All contract charges	—	1	$675	0.93%	—
2019	Lowest contract charge 0.00% Class IA	$427.00	—	—	—	30.27%
	Highest contract charge 0.00% Class IA	$427.00	—	—	—	30.27%
	All contract charges	—	1	$396	0.88%	—

1290 VT Socially Responsible
2023	Lowest contract charge 0.00% Class IB	$415.28	—	—	—	27.50%
	Highest contract charge 0.90% Class IB	$333.14	—	—	—	26.36%
	All contract charges	—	67	$6,429	0.85%	—
2022	Lowest contract charge 0.00% Class IB	$325.71	—	—	—	(22.11)%
	Highest contract charge 0.90% Class IB	$263.65	—	—	—	(22.81)%
	All contract charges	—	50	$4,677	0.63%	—
2021	Lowest contract charge 0.00% Class IB	$418.17	—	—	—	30.31%
	Highest contract charge 0.90% Class IB	$341.56	—	—	—	29.14%
	All contract charges	—	35	$6,121	0.56%	—
2020	Lowest contract charge 0.00% Class IB	$320.90	—	—	—	19.96%
	Highest contract charge 0.90% Class IB	$264.49	—	—	—	18.88%
	All contract charges	—	12	$3,037	0.93%	—
2019	Lowest contract charge 0.00% Class IB	$267.51	—	—	—	30.26%
	Highest contract charge 0.90% Class IB	$222.49	—	—	—	29.09%
	All contract charges	—	10	$2,388	0.88%	—

AB VPS Discovery Value Portfolio
2023	Lowest contract charge 0.00% Class B	$ 11.31	—	—	—	17.08%
	Highest contract charge 0.00% Class B	$ 11.31	—	—	—	17.08%
	All contract charges	—	16	$217	1.02%	—
2022	Lowest contract charge 0.00% Class B (g)	$ 9.66	—	—	—	(1.23)%
	Highest contract charge 0.00% Class B (g)	$ 9.66	—	—	—	(1.23)%
	All contract charges	—	1	$22	0.10%	—

AB VPS Relative Value Portfolio
2023	Lowest contract charge 0.00% Class B	$112.63	—	—	—	11.89%
	Highest contract charge 0.00% Class B	$112.63	—	—	—	11.89%
	All contract charges	—	12	$179	1.99%	—
2022	Lowest contract charge 0.00% Class B (g)	$100.66	—	—	—	3.05%

FSA-130

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

AB VPS Relative Value Portfolio (Continued)
	Highest contract charge 0.00% Class B (g)	$100.66	—	—	—	3.05%
	All contract charges	—	—	$4	0.82%	—

AB VPS Sustainable Global Thematic Portfolio
2023	Lowest contract charge 0.00% Class B	$ 11.26	—	—	—	16.08%
	Highest contract charge 0.00% Class B	$ 11.26	—	—	—	16.08%
	All contract charges	—	5	$85	0.03%	—
2022	Lowest contract charge 0.00% Class B (g)	$ 9.70	—	—	—	(2.71)%
	Highest contract charge 0.00% Class B (g)	$ 9.70	—	—	—	(2.71)%
	All contract charges	—	—	$10	0.00%	—

American Funds Insurance Series® Asset Allocation Fund
2023	Lowest contract charge 0.00% Class 4	$ 10.39	—	—	—	14.18%
	Highest contract charge 0.00% Class 4	$ 10.39	—	—	—	14.18%
	All contract charges	—	407	$5,766	2.39%	—
2022	Lowest contract charge 0.00% Class 4	$ 9.10	—	—	—	(13.50)%
	Highest contract charge 0.00% Class 4	$ 9.10	—	—	—	(13.50)%
	All contract charges	—	235	$2,661	2.37%	—
2021	Lowest contract charge 0.00% Class 4 (f)	$ 10.52	—	—	—	4.57%
	Highest contract charge 0.00% Class 4 (f)	$ 10.52	—	—	—	4.57%
	All contract charges	—	31	$550	3.55%	—

American Funds Insurance Series® Global Small Capitalization Fund
2023	Lowest contract charge 0.00% Class 4	$192.57	—	—	—	15.78%
	Highest contract charge 0.90% Class 4	$174.91	—	—	—	14.75%
	All contract charges	—	379	$18,475	0.03%	—
2022	Lowest contract charge 0.00% Class 4	$166.32	—	—	—	(29.69)%
	Highest contract charge 0.90% Class 4	$152.43	—	—	—	(30.32)%
	All contract charges	—	301	$15,042	0.00%	—
2021	Lowest contract charge 0.00% Class 4	$236.55	—	—	—	6.43%
	Highest contract charge 0.90% Class 4	$218.76	—	—	—	5.47%
	All contract charges	—	264	$20,490	0.00%	—
2020	Lowest contract charge 0.00% Class 4	$222.26	—	—	—	29.39%
	Highest contract charge 0.90% Class 4	$207.42	—	—	—	28.23%
	All contract charges	—	180	$16,486	0.13%	—
2019	Lowest contract charge 0.00% Class 4	$171.78	—	—	—	31.25%
	Highest contract charge 0.90% Class 4	$161.76	—	—	—	30.06%
	All contract charges	—	149	$11,849	0.01%	—

American Funds Insurance Series® New World Fund®
2023	Lowest contract charge 0.00% Class 4	$164.87	—	—	—	15.67%
	Highest contract charge 0.90% Class 4	$149.74	—	—	—	14.63%
	All contract charges	—	1,327	$50,758	1.28%	—
2022	Lowest contract charge 0.00% Class 4	$142.53	—	—	—	(22.25)%
	Highest contract charge 0.90% Class 4	$130.63	—	—	—	(22.95)%
	All contract charges	—	1,121	$40,619	1.12%	—
2021	Lowest contract charge 0.00% Class 4	$183.33	—	—	—	4.63%
	Highest contract charge 0.90% Class 4	$169.54	—	—	—	3.69%
	All contract charges	—	950	$48,732	0.67%	—
2020	Lowest contract charge 0.00% Class 4	$175.22	—	—	—	23.30%
	Highest contract charge 0.90% Class 4	$163.51	—	—	—	22.18%
	All contract charges	—	709	$41,345	0.04%	—
2019	Lowest contract charge 0.00% Class 4	$142.11	—	—	—	28.82%
	Highest contract charge 0.90% Class 4	$133.83	—	—	—	27.66%
	All contract charges	—	581	$31,080	0.84%	—

BlackRock Global Allocation V.I. Fund
2023	Lowest contract charge 0.00% Class III	$203.43	—	—	—	12.49%
	Highest contract charge 0.00% Class III	$203.43	—	—	—	12.49%
	All contract charges	—	302	$6,212	2.18%	—

FSA-131

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

BlackRock Global Allocation V.I. Fund (Continued)
2022	Lowest contract charge 0.00% Class III	$180.84	—	—	—	(16.08)%
	Highest contract charge 0.00% Class III	$180.84	—	—	—	(16.08)%
	All contract charges	—	395	$7,269	0.00%	—
2021	Lowest contract charge 0.00% Class III	$215.48	—	—	—	6.42%
	Highest contract charge 0.00% Class III	$215.48	—	—	—	6.42%
	All contract charges	—	380	$9,351	0.83%	—
2020	Lowest contract charge 0.00% Class III	$202.49	—	—	—	20.71%
	Highest contract charge 0.00% Class III	$202.49	—	—	—	20.71%
	All contract charges	—	311	$6,941	1.45%	—
2019	Lowest contract charge 0.00% Class III	$167.75	—	—	—	17.75%
	Highest contract charge 0.00% Class III	$167.75	—	—	—	17.75%
	All contract charges	—	250	$4,841	1.08%	—

ClearBridge Variable Mid Cap Portfolio
2023	Lowest contract charge 0.00% Class II	$ 18.20	—	—	—	12.62%
	Highest contract charge 0.00% Class II	$ 18.20	—	—	—	12.62%
	All contract charges	—	151	$2,637	0.02%	—
2022	Lowest contract charge 0.00% Class II	$ 16.16	—	—	—	(25.53)%
	Highest contract charge 0.00% Class II	$ 16.16	—	—	—	(25.53)%
	All contract charges	—	139	$2,304	0.10%	—
2021	Lowest contract charge 0.00% Class II	$ 21.70	—	—	—	28.40%
	Highest contract charge 0.00% Class II	$ 21.70	—	—	—	28.40%
	All contract charges	—	124	$2,722	0.03%	—
2020	Lowest contract charge 0.00% Class II	$ 16.90	—	—	—	15.12%
	Highest contract charge 0.00% Class II	$ 16.90	—	—	—	15.12%
	All contract charges	—	90	$1,513	0.04%	—
2019	Lowest contract charge 0.00% Class II	$ 14.68	—	—	—	32.61%
	Highest contract charge 0.00% Class II	$ 14.68	—	—	—	32.61%
	All contract charges	—	73	$1,067	0.42%	—

Delaware Ivy VIP High Income
2023	Lowest contract charge 0.00% Class II	$148.88	—	—	—	11.75%
	Highest contract charge 0.90% Class II	$135.22	—	—	—	10.75%
	All contract charges	—	1,199	$51,479	6.35%	—
2022	Lowest contract charge 0.00% Class II	$133.22	—	—	—	(10.97)%
	Highest contract charge 0.90% Class II	$122.10	—	—	—	(11.76)%
	All contract charges	—	1,036	$43,820	6.56%	—
2021	Lowest contract charge 0.00% Class II	$149.63	—	—	—	6.06%
	Highest contract charge 0.90% Class II	$138.38	—	—	—	5.10%
	All contract charges	—	999	$50,180	5.79%	—
2020	Lowest contract charge 0.00% Class II	$141.08	—	—	—	6.03%
	Highest contract charge 0.90% Class II	$131.66	—	—	—	5.08%
	All contract charges	—	864	$43,763	7.08%	—
2019	Lowest contract charge 0.00% Class II	$133.06	—	—	—	11.19%
	Highest contract charge 0.90% Class II	$125.30	—	—	—	10.19%
	All contract charges	—	789	$41,445	6.52%	—

EQ/400 Managed Volatility
2023	Lowest contract charge 0.00% Class IB	$328.13	—	—	—	15.44%
	Highest contract charge 0.90% Class IB	$289.94	—	—	—	14.40%
	All contract charges	—	19	$6,226	1.15%	—
2022	Lowest contract charge 0.00% Class IB	$284.25	—	—	—	(15.51)%
	Highest contract charge 0.90% Class IB	$253.44	—	—	—	(16.27)%
	All contract charges	—	21	$5,959	0.75%	—
2021	Lowest contract charge 0.00% Class IB	$336.44	—	—	—	23.67%
	Highest contract charge 0.90% Class IB	$302.70	—	—	—	22.56%
	All contract charges	—	23	$7,532	0.40%	—
2020	Lowest contract charge 0.00% Class IB	$272.04	—	—	—	13.44%

FSA-132

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/400 Managed Volatility (Continued)
	Highest contract charge 0.90% Class IB	$246.98	—	—	—	12.43%
	All contract charges	—	864	$43,763	7.08%	—
2019	Lowest contract charge 0.00% Class II	$133.06	—	—	—	11.19%
	Highest contract charge 0.90% Class II	$125.30	—	—	—	10.19%
	All contract charges	—	789	$41,445	6.52%	—

EQ/400 Managed Volatility
2023	Lowest contract charge 0.00% Class IB	$328.13	—	—	—	15.44%
	Highest contract charge 0.90% Class IB	$289.94	—	—	—	14.40%
	All contract charges	—	19	$6,226	1.15%	—
2022	Lowest contract charge 0.00% Class IB	$284.25	—	—	—	(15.51)%
	Highest contract charge 0.90% Class IB	$253.44	—	—	—	(16.27)%
	All contract charges	—	21	$5,959	0.75%	—
2021	Lowest contract charge 0.00% Class IB	$336.44	—	—	—	23.67%
	Highest contract charge 0.90% Class IB	$302.70	—	—	—	22.56%
	All contract charges	—	23	$7,532	0.40%	—
2020	Lowest contract charge 0.00% Class IB	$272.04	—	—	—	13.44%
	Highest contract charge 0.90% Class IB	$246.98	—	—	—	12.43%
	All contract charges	—	21	$5,660	0.70%	—
2019	Lowest contract charge 0.00% Class IB	$239.80	—	—	—	24.93%
	Highest contract charge 0.90% Class IB	$219.68	—	—	—	23.81%
	All contract charges	—	24	$5,507	0.98%	—

EQ/500 Managed Volatility
2023	Lowest contract charge 0.00% Class IB	$416.30	—	—	—	25.24%
	Highest contract charge 0.90% Class IB	$367.85	—	—	—	24.12%
	All contract charges	—	64	$26,193	1.19%	—
2022	Lowest contract charge 0.00% Class IB	$332.39	—	—	—	(19.99)%
	Highest contract charge 0.90% Class IB	$296.37	—	—	—	(20.71)%
	All contract charges	—	62	$20,355	0.84%	—
2021	Lowest contract charge 0.00% Class IB	$415.44	—	—	—	27.61%
	Highest contract charge 0.90% Class IB	$373.77	—	—	—	26.46%
	All contract charges	—	60	$24,787	0.57%	—
2020	Lowest contract charge 0.00% Class IB	$325.55	—	—	—	17.02%
	Highest contract charge 0.90% Class IB	$295.56	—	—	—	15.97%
	All contract charges	—	63	$20,052	1.01%	—
2019	Lowest contract charge 0.00% Class IB	$278.21	—	—	—	29.90%
	Highest contract charge 0.90% Class IB	$254.87	—	—	—	28.74%
	All contract charges	—	60	$16,256	1.68%	—

EQ/2000 Managed Volatility
2023	Lowest contract charge 0.00% Class IB	$272.60	—	—	—	15.98%
	Highest contract charge 0.90% Class IB	$240.87	—	—	—	14.94%
	All contract charges	—	28	$7,401	1.27%	—
2022	Lowest contract charge 0.00% Class IB	$235.04	—	—	—	(22.40)%
	Highest contract charge 0.90% Class IB	$209.56	—	—	—	(23.10)%
	All contract charges	—	30	$6,684	0.74%	—
2021	Lowest contract charge 0.00% Class IB	$302.90	—	—	—	13.93%
	Highest contract charge 0.90% Class IB	$272.52	—	—	—	12.90%
	All contract charges	—	30	$8,685	0.39%	—
2020	Lowest contract charge 0.00% Class IB	$265.87	—	—	—	19.29%
	Highest contract charge 0.90% Class IB	$241.38	—	—	—	18.23%
	All contract charges	—	28	$7,236	0.82%	—
2019	Lowest contract charge 0.00% Class IB	$222.87	—	—	—	24.45%
	Highest contract charge 0.90% Class IB	$204.17	—	—	—	23.32%
	All contract charges	—	28	$5,977	0.99%	—

FSA-133

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/AB Small Cap Growth
	All contract charges	—	504	$95,859	0.26%	—
2022	Lowest contract charge 0.00% Class IB	$586.80	—	—	—	(28.46)%
	Highest contract charge 0.60% Class IB	$453.95	—	—	—	(28.89)%
	All contract charges	—	373	$82,109	0.14%	—
2021	Lowest contract charge 0.00% Class IB	$820.23	—	—	—	12.92%
	Highest contract charge 0.60% Class IB	$638.36	—	—	—	12.24%
	All contract charges	—	237	$104,455	0.00%	—
2020	Lowest contract charge 0.00% Class IB	$726.39	—	—	—	36.06%
	Highest contract charge 0.60% Class IB	$568.74	—	—	—	35.25%
	All contract charges	—	191	$98,524	0.08%	—
2019	Lowest contract charge 0.00% Class IB	$533.87	—	—	—	27.80%
	Highest contract charge 0.60% Class IB	$420.52	—	—	—	27.04%
	All contract charges	—	172	$76,362	0.16%	—

EQ/AB Sustainable U.S. Thematic
2023	Lowest contract charge 0.00% Class IB	$116.95	—	—	—	20.75%
	Highest contract charge 0.00% Class IB	$116.95	—	—	—	20.75%
	All contract charges	—	4	$58	0.64%	—
2022	Lowest contract charge 0.00% Class IB (g)	$ 96.85	—	—	—	(0.87)%
	Highest contract charge 0.00% Class IB (g)	$ 96.85	—	—	—	(0.87)%
	All contract charges	—	—	$3	0.48%	—
	All contract charges

EQ/Aggressive Allocation
2023	Lowest contract charge 0.00% Class IA	$391.23	—	—	—	18.44%
	Highest contract charge 0.90% Class IA	$325.80	—	—	—	17.38%
	All contract charges	—	270	$65,862	1.38%	—
2022	Lowest contract charge 0.00% Class IA	$330.33	—	—	—	(18.36)%
	Highest contract charge 0.90% Class IA	$277.57	—	—	—	(19.09)%
	All contract charges	—	298	$61,083	0.89%	—
2021	Lowest contract charge 0.00% Class IA	$404.60	—	—	—	17.18%
	Highest contract charge 0.90% Class IA	$343.07	—	—	—	16.13%
	All contract charges	—	293	$78,319	4.14%	—
2020	Lowest contract charge 0.00% Class IA	$345.28	—	—	—	15.40%
	Highest contract charge 0.90% Class IA	$295.43	—	—	—	14.36%
	All contract charges	—	282	$67,572	2.78%	—
2019	Lowest contract charge 0.00% Class IA	$299.21	—	—	—	24.49%
	Highest contract charge 0.90% Class IA	$258.33	—	—	—	23.37%
	All contract charges	—	297	$64,898	1.56%	—

EQ/Aggressive Allocation
2023	Lowest contract charge 0.00% Class IB	$383.26	—	—	—	18.44%
	Highest contract charge 0.60% Class IB	$339.30	—	—	—	17.73%
	All contract charges	—	790	$113,154	1.38%	—
2022	Lowest contract charge 0.00% Class IB	$323.60	—	—	—	(18.36)%
	Highest contract charge 0.60% Class IB	$288.20	—	—	—	(18.85)%
	All contract charges	—	624	$96,973	0.89%	—
2021	Lowest contract charge 0.00% Class IB	$396.36	—	—	—	17.18%
	Highest contract charge 0.60% Class IB	$355.14	—	—	—	16.48%
	All contract charges	—	409	$115,510	4.14%	—
2020	Lowest contract charge 0.00% Class IB	$338.25	—	—	—	15.40%
	Highest contract charge 0.60% Class IB	$304.90	—	—	—	14.71%
	All contract charges	—	339	$102,432	2.78%	—
2019	Lowest contract charge 0.00% Class IB	$293.12	—	—	—	24.49%
	Highest contract charge 0.60% Class IB	$265.81	—	—	—	23.74%
	All contract charges	—	327	$94,755	1.56%	—

EQ/All Asset Growth Allocation
2023	Lowest contract charge 0.00% Class IB	$222.85	—	—	—	14.16%

FSA-134

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/All Asset Growth Allocation (Continued)
	Highest contract charge 0.90% Class IB	$196.91	—	—	—	13.13%
	All contract charges	—	282	$39,759	1.89%	—
2022	Lowest contract charge 0.00% Class IB	$195.21	—	—	—	(14.47)%
	Highest contract charge 0.90% Class IB	$174.05	—	—	—	(15.24)%
	All contract charges	—	268	$35,632	1.30%	—
2021	Lowest contract charge 0.00% Class IB	$228.24	—	—	—	10.93%
	Highest contract charge 0.90% Class IB	$205.35	—	—	—	9.93%
	All contract charges	—	281	$42,856	3.97%	—
2020	Lowest contract charge 0.00% Class IB	$205.76	—	—	—	12.28%
	Highest contract charge 0.90% Class IB	$186.80	—	—	—	11.28%
	All contract charges	—	270	$39,147	1.59%	—
2019	Lowest contract charge 0.00% Class IB	$183.25	—	—	—	19.09%
	Highest contract charge 0.90% Class IB	$167.87	—	—	—	18.02%
	All contract charges	—	268	$35,036	1.73%	—

EQ/American Century Mid Cap Value
2023	Lowest contract charge 0.00% Class IB	$ 36.46	—	—	—	5.99%
	Highest contract charge 0.90% Class IB	$322.16	—	—	—	5.04%
	All contract charges	—	869	$105,437	1.69%	—
2022	Lowest contract charge 0.00% Class IB	$ 34.40	—	—	—	(1.49)%
	Highest contract charge 0.90% Class IB	$306.69	—	—	—	(2.37)%
	All contract charges	—	808	$102,288	2.87%	—
2021	Lowest contract charge 0.00% Class IB	$ 34.92	—	—	—	23.00%
	Highest contract charge 0.90% Class IB	$314.15	—	—	—	21.90%
	All contract charges	—	707	$108,137	1.13%	—
2020	Lowest contract charge 0.00% Class IB	$ 28.39	—	—	—	1.32%
	Highest contract charge 0.90% Class IB	$257.71	—	—	—	0.41%
	All contract charges	—	655	$92,316	1.46%	—
2019	Lowest contract charge 0.00% Class IB	$ 28.02	—	—	—	28.83%
	Highest contract charge 0.90% Class IB	$256.65	—	—	—	27.65%
	All contract charges	—	471	$60,979	1.85%	—

EQ/Balanced Strategy
2023	Lowest contract charge 0.00% Class IB	$210.08	—	—	—	13.23%
	Highest contract charge 0.00% Class IB	$210.08	—	—	—	13.23%
	All contract charges	—	214	$44,958	1.55%	—
2022	Lowest contract charge 0.00% Class IB	$185.54	—	—	—	(15.57)%
	Highest contract charge 0.00% Class IB	$185.54	—	—	—	(15.57)%
	All contract charges	—	232	$43,063	0.92%	—
2021	Lowest contract charge 0.00% Class IB	$219.75	—	—	—	9.49%
	Highest contract charge 0.00% Class IB	$219.75	—	—	—	9.49%
	All contract charges	—	244	$53,702	1.82%	—
2020	Lowest contract charge 0.00% Class IB	$200.71	—	—	—	11.21%
	Highest contract charge 0.00% Class IB	$200.71	—	—	—	11.21%
	All contract charges	—	247	$49,569	1.82%	—
2019	Lowest contract charge 0.00% Class IB	$180.48	—	—	—	15.69%
	Highest contract charge 0.00% Class IB	$180.48	—	—	—	15.69%
	All contract charges	—	250	$45,138	1.56%	—

EQ/Capital Group Research
2023	Lowest contract charge 0.00% Class IA	$847.58	—	—	—	22.99%
	Highest contract charge 0.60% Class IA	$512.46	—	—	—	22.25%
	All contract charges	—	101	$26,477	0.34%	—
2022	Lowest contract charge 0.00% Class IA	$689.17	—	—	—	(18.98)%
	Highest contract charge 0.60% Class IA	$419.19	—	—	—	(19.47)%
	All contract charges	—	107	$22,938	0.17%	—
2021	Lowest contract charge 0.00% Class IA	$850.61	—	—	—	23.06%
	Highest contract charge 0.60% Class IA	$520.51	—	—	—	22.33%
	All contract charges	—	69	$26,354	0.00%	—

FSA-135

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Capital Group Research (Continued)
2020	Lowest contract charge 0.00% Class IA	$ 691.20	—	—	—	23.27%
	Highest contract charge 0.60% Class IA	$ 425.51	—	—	—	22.53%
	All contract charges	—	64	$21,887	0.12%	—
2019	Lowest contract charge 0.00% Class IA	$ 560.70	—	—	—	32.88%
	Highest contract charge 0.60% Class IA	$ 347.26	—	—	—	32.08%
	All contract charges	—	61	$16,612	0.54%	—

EQ/Capital Group Research
2023	Lowest contract charge 0.00% Class IB	$ 643.79	—	—	—	22.99%
	Highest contract charge 0.90% Class IB	$ 516.66	—	—	—	21.88%
	All contract charges	—	233	$131,956	0.34%	—
2022	Lowest contract charge 0.00% Class IB	$ 523.46	—	—	—	(18.98)%
	Highest contract charge 0.90% Class IB	$ 423.90	—	—	—	(19.71)%
	All contract charges	—	256	$118,468	0.17%	—
2021	Lowest contract charge 0.00% Class IB	$ 646.08	—	—	—	23.06%
	Highest contract charge 0.90% Class IB	$ 527.94	—	—	—	21.95%
	All contract charges	—	270	$155,332	0.00%	—
2020	Lowest contract charge 0.00% Class IB	$ 525.00	—	—	—	23.27%
	Highest contract charge 0.90% Class IB	$ 432.90	—	—	—	22.16%
	All contract charges	—	286	$134,629	0.12%	—
2019	Lowest contract charge 0.00% Class IB	$ 425.90	—	—	—	32.88%
	Highest contract charge 0.90% Class IB	$ 354.37	—	—	—	31.69%
	All contract charges	—	287	$109,329	0.54%	—

EQ/ClearBridge Large Cap Growth ESG
2023	Lowest contract charge 0.00% Class IA	$ 980.36	—	—	—	45.88%
	Highest contract charge 0.00% Class IA	$ 980.36	—	—	—	45.88%
	All contract charges	—	75	$16,695	0.00%	—
2022	Lowest contract charge 0.00% Class IA	$ 672.04	—	—	—	(32.12)%
	Highest contract charge 0.00% Class IA	$ 672.04	—	—	—	(32.12)%
	All contract charges	—	78	$11,753	0.00%	—
2021	Lowest contract charge 0.00% Class IA	$ 989.98	—	—	—	21.72%
	Highest contract charge 0.00% Class IA	$ 989.98	—	—	—	21.72%
	All contract charges	—	79	$18,219	0.00%	—
2020	Lowest contract charge 0.00% Class IA	$ 813.33	—	—	—	30.86%
	Highest contract charge 0.00% Class IA	$ 813.33	—	—	—	30.86%
	All contract charges	—	84	$15,532	0.00%	—
2019	Lowest contract charge 0.00% Class IA	$ 621.55	—	—	—	32.00%
	Highest contract charge 0.00% Class IA	$ 621.55	—	—	—	32.00%
	All contract charges	—	87	$13,827	0.03%	—

EQ/ClearBridge Large Cap Growth ESG
2023	Lowest contract charge 0.00% Class IB	$ 560.93	—	—	—	45.88%
	Highest contract charge 0.90% Class IB	$ 450.16	—	—	—	44.57%
	All contract charges	—	261	$99,131	0.00%	—
2022	Lowest contract charge 0.00% Class IB	$ 384.52	—	—	—	(32.12)%
	Highest contract charge 0.90% Class IB	$ 311.38	—	—	—	(32.73)%
	All contract charges	—	269	$73,629	0.00%	—
2021	Lowest contract charge 0.00% Class IB	$ 566.44	—	—	—	21.72%
	Highest contract charge 0.90% Class IB	$ 462.86	—	—	—	20.62%
	All contract charges	—	261	$109,690	0.00%	—
2020	Lowest contract charge 0.00% Class IB	$ 465.37	—	—	—	30.86%
	Highest contract charge 0.90% Class IB	$ 383.72	—	—	—	29.68%
	All contract charges	—	242	$94,093	0.00%	—
2019	Lowest contract charge 0.00% Class IB	$ 355.63	—	—	—	32.00%
	Highest contract charge 0.90% Class IB	$ 295.90	—	—	—	30.81%
	All contract charges	—	247	$81,168	0.03%	—

EQ/Common Stock Index (h)
2023	Lowest contract charge 0.00% Class IA	$1,330.43	—	—	—	25.13%

FSA-136

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Common Stock Index (h) (Continued)
	Highest contract charge 0.90% Class IA	$1,282.57	—	—	—	24.01%
	All contract charges	—	895	$1,681,552	1.12%	—
2022	Lowest contract charge 0.00% Class IA	$1,063.22	—	—	—	(19.49)%
	Highest contract charge 0.90% Class IA	$1,034.25	—	—	—	(20.21)%
	All contract charges	—	967	$1,450,640	0.77%	—
2021	Lowest contract charge 0.00% Class IA	$1,320.62	—	—	—	24.93%
	Highest contract charge 0.90% Class IA	$1,296.28	—	—	—	23.81%
	All contract charges	—	1,021	$1,929,659	0.69%	—
2020	Lowest contract charge 0.00% Class IA	$1,057.10	—	—	—	19.77%
	Highest contract charge 0.90% Class IA	$1,047.03	—	—	—	18.69%
	All contract charges	—	1,068	$1,660,335	1.12%	—
2019	Lowest contract charge 0.00% Class IA	$ 882.60	—	—	—	30.23%
	Highest contract charge 0.90% Class IA	$ 882.13	—	—	—	29.06%
	All contract charges	—	1,159	$1,522,368	1.43%	—

EQ/Common Stock Index (h)
2023	Lowest contract charge 0.00% Class IB	$ 415.48	—	—	—	25.13%
	Highest contract charge 0.60% Class IB	$ 431.76	—	—	—	24.38%
	All contract charges	—	1,719	$382,183	1.12%	—
2022	Lowest contract charge 0.00% Class IB	$ 332.03	—	—	—	(19.49)%
	Highest contract charge 0.60% Class IB	$ 347.12	—	—	—	(19.97)%
	All contract charges	—	1,430	$304,635	0.77%	—
2021	Lowest contract charge 0.00% Class IB	$ 412.42	—	—	—	24.93%
	Highest contract charge 0.60% Class IB	$ 433.75	—	—	—	24.18%
	All contract charges	—	1,143	$376,703	0.69%	—
2020	Lowest contract charge 0.00% Class IB	$ 330.12	—	—	—	19.77%
	Highest contract charge 0.60% Class IB	$ 349.29	—	—	—	19.05%
	All contract charges	—	980	$302,693	1.12%	—
2019	Lowest contract charge 0.00% Class IB	$ 275.63	—	—	—	30.24%
	Highest contract charge 0.60% Class IB	$ 293.39	—	—	—	29.45%
	All contract charges	—	908	$260,644	1.43%	—

EQ/Conservative Allocation
2023	Lowest contract charge 0.00% Class IA	$ 184.35	—	—	—	7.95%
	Highest contract charge 0.90% Class IA	$ 153.52	—	—	—	6.98%
	All contract charges	—	174	$10,148	2.40%	—
2022	Lowest contract charge 0.00% Class IA	$ 170.77	—	—	—	(12.60)%
	Highest contract charge 0.90% Class IA	$ 143.50	—	—	—	(13.38)%
	All contract charges	—	181	$10,172	1.29%	—
2021	Lowest contract charge 0.00% Class IA	$ 195.38	—	—	—	2.71%
	Highest contract charge 0.90% Class IA	$ 165.67	—	—	—	1.79%
	All contract charges	—	196	$15,134	1.40%	—
2020	Lowest contract charge 0.00% Class IA	$ 190.23	—	—	—	7.32%
	Highest contract charge 0.90% Class IA	$ 162.76	—	—	—	6.34%
	All contract charges	—	236	$15,717	1.76%	—
2019	Lowest contract charge 0.00% Class IA	$ 177.26	—	—	—	9.24%
	Highest contract charge 0.90% Class IA	$ 153.05	—	—	—	8.25%
	All contract charges	—	246	$19,283	1.67%	—

EQ/Conservative Allocation
2023	Lowest contract charge 0.00% Class IB	$ 180.59	—	—	—	7.95%
	Highest contract charge 0.60% Class IB	$ 159.87	—	—	—	7.30%
	All contract charges	—	113	$7,813	2.40%	—
2022	Lowest contract charge 0.00% Class IB	$ 167.29	—	—	—	(12.59)%
	Highest contract charge 0.60% Class IB	$ 148.99	—	—	—	(13.12)%
	All contract charges	—	81	$7,170	1.29%	—
2021	Lowest contract charge 0.00% Class IB	$ 191.39	—	—	—	2.70%
	Highest contract charge 0.60% Class IB	$ 171.49	—	—	—	2.10%
	All contract charges	—	66	$8,386	1.40%	—

FSA-137

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Conservative Allocation (Continued)
2020	Lowest contract charge 0.00% Class IB	$186.35	—	—	—	7.32%
	Highest contract charge 0.60% Class IB	$167.97	—	—	—	6.67%
	All contract charges	—	54	$7,667	1.76%	—
2019	Lowest contract charge 0.00% Class IB	$173.64	—	—	—	9.24%
	Highest contract charge 0.60% Class IB	$157.47	—	—	—	8.59%
	All contract charges	—	51	$8,616	1.67%	—

EQ/Conservative Growth Strategy
2023	Lowest contract charge 0.00% Class IB	$186.73	—	—	—	11.58%
	Highest contract charge 0.00% Class IB	$186.73	—	—	—	11.58%
	All contract charges	—	45	$8,324	1.61%	—
2022	Lowest contract charge 0.00% Class IB	$167.35	—	—	—	(14.52)%
	Highest contract charge 0.00% Class IB	$167.35	—	—	—	(14.52)%
	All contract charges	—	45	$7,538	0.96%	—
2021	Lowest contract charge 0.00% Class IB	$195.77	—	—	—	7.09%
	Highest contract charge 0.00% Class IB	$195.77	—	—	—	7.09%
	All contract charges	—	46	$8,927	1.57%	—
2020	Lowest contract charge 0.00% Class IB	$182.81	—	—	—	9.93%
	Highest contract charge 0.00% Class IB	$182.81	—	—	—	9.93%
	All contract charges	—	46	$8,366	1.62%	—
2019	Lowest contract charge 0.00% Class IB	$166.29	—	—	—	13.39%
	Highest contract charge 0.00% Class IB	$166.29	—	—	—	13.39%
	All contract charges	—	49	$8,070	1.52%	—

EQ/Conservative Strategy
2023	Lowest contract charge 0.00% Class IB	$146.40	—	—	—	8.28%
	Highest contract charge 0.00% Class IB	$146.40	—	—	—	8.28%
	All contract charges	—	20	$2,982	1.69%	—
2022	Lowest contract charge 0.00% Class IB	$135.20	—	—	—	(12.27)%
	Highest contract charge 0.00% Class IB	$135.20	—	—	—	(12.27)%
	All contract charges	—	25	$3,356	1.03%	—
2021	Lowest contract charge 0.00% Class IB	$154.11	—	—	—	2.46%
	Highest contract charge 0.00% Class IB	$154.11	—	—	—	2.46%
	All contract charges	—	22	$3,316	1.10%	—
2020	Lowest contract charge 0.00% Class IB	$150.41	—	—	—	7.33%
	Highest contract charge 0.00% Class IB	$150.41	—	—	—	7.33%
	All contract charges	—	21	$3,140	1.42%	—
2019	Lowest contract charge 0.00% Class IB	$140.14	—	—	—	8.94%
	Highest contract charge 0.00% Class IB	$140.14	—	—	—	8.94%
	All contract charges	—	22	$3,022	1.46%	—

EQ/Conservative-Plus Allocation
2023	Lowest contract charge 0.00% Class IA	$228.65	—	—	—	10.93%
	Highest contract charge 0.90% Class IA	$190.41	—	—	—	9.93%
	All contract charges	—	213	$12,592	1.96%	—
2022	Lowest contract charge 0.00% Class IA	$206.12	—	—	—	(14.55)%
	Highest contract charge 0.90% Class IA	$173.21	—	—	—	(15.32)%
	All contract charges	—	238	$14,336	1.25%	—
2021	Lowest contract charge 0.00% Class IA	$241.23	—	—	—	6.73%
	Highest contract charge 0.90% Class IA	$204.54	—	—	—	5.77%
	All contract charges	—	275	$19,549	2.15%	—
2020	Lowest contract charge 0.00% Class IA	$226.01	—	—	—	9.99%
	Highest contract charge 0.90% Class IA	$193.38	—	—	—	9.00%
	All contract charges	—	277	$18,521	2.06%	—
2019	Lowest contract charge 0.00% Class IA	$205.49	—	—	—	13.48%
	Highest contract charge 0.90% Class IA	$177.42	—	—	—	12.46%
	All contract charges	—	266	$18,021	1.58%	—

EQ/Conservative-Plus Allocation
2023	Lowest contract charge 0.00% Class IB	$224.01	—	—	—	10.93%

FSA-138

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Conservative-Plus Allocation (Continued)
	Highest contract charge 0.60% Class IB	$198.31	—	—	—	10.26%
	All contract charges	—	168	$17,174	1.96%	—
2022	Lowest contract charge 0.00% Class IB	$201.94	—	—	—	(14.55)%
	Highest contract charge 0.60% Class IB	$179.85	—	—	—	(15.06)%
	All contract charges	—	128	$15,167	1.25%	—
2021	Lowest contract charge 0.00% Class IB	$236.33	—	—	—	6.73%
	Highest contract charge 0.60% Class IB	$211.75	—	—	—	6.09%
	All contract charges	—	92	$17,445	2.15%	—
2020	Lowest contract charge 0.00% Class IB	$221.42	—	—	—	9.99%
	Highest contract charge 0.60% Class IB	$199.59	—	—	—	9.33%
	All contract charges	—	80	$15,871	2.06%	—
2019	Lowest contract charge 0.00% Class IB	$201.31	—	—	—	13.48%
	Highest contract charge 0.60% Class IB	$182.56	—	—	—	12.80%
	All contract charges	—	74	$14,620	1.58%	—

EQ/Core Bond Index
2023	Lowest contract charge 0.00% Class IA	$144.96	—	—	—	4.56%
	Highest contract charge 0.90% Class IA	$124.10	—	—	—	3.62%
	All contract charges	—	154	$23,045	2.24%	—
2022	Lowest contract charge 0.00% Class IA	$138.64	—	—	—	(8.74)%
	Highest contract charge 0.90% Class IA	$119.77	—	—	—	(9.56)%
	All contract charges	—	145	$20,987	1.64%	—
2021	Lowest contract charge 0.00% Class IA	$151.92	—	—	—	(2.09)%
	Highest contract charge 0.90% Class IA	$132.43	—	—	—	(2.97)%
	All contract charges	—	155	$24,370	1.50%	—
2020	Lowest contract charge 0.00% Class IA	$155.17	—	—	—	6.07%
	Highest contract charge 0.90% Class IA	$136.49	—	—	—	5.11%
	All contract charges	—	159	$25,636	1.47%	—
2019	Lowest contract charge 0.00% Class IA	$146.29	—	—	—	6.26%
	Highest contract charge 0.90% Class IA	$129.85	—	—	—	5.30%
	All contract charges	—	164	$25,238	2.27%	—

EQ/Core Bond Index
2023	Lowest contract charge 0.00% Class IB	$150.61	—	—	—	4.56%
	Highest contract charge 0.60% Class IB	$161.76	—	—	—	3.93%
	All contract charges	—	921	$70,441	2.24%	—
2022	Lowest contract charge 0.00% Class IB	$144.04	—	—	—	(8.74)%
	Highest contract charge 0.60% Class IB	$155.64	—	—	—	(9.29)%
	All contract charges	—	683	$59,759	1.64%	—
2021	Lowest contract charge 0.00% Class IB	$157.84	—	—	—	(2.10)%
	Highest contract charge 0.60% Class IB	$171.58	—	—	—	(2.68)%
	All contract charges	—	533	$63,898	1.50%	—
2020	Lowest contract charge 0.00% Class IB	$161.22	—	—	—	6.07%
	Highest contract charge 0.60% Class IB	$176.31	—	—	—	5.43%
	All contract charges	—	369	$58,543	1.47%	—
2019	Lowest contract charge 0.00% Class IB	$152.00	—	—	—	6.26%
	Highest contract charge 0.60% Class IB	$167.23	—	—	—	5.63%
	All contract charges	—	338	$54,929	2.27%	—

EQ/Core Plus Bond (i)
2023	Lowest contract charge 0.00% Class IA	$262.13	—	—	—	4.53%
	Highest contract charge 0.90% Class IA	$240.61	—	—	—	3.59%
	All contract charges	—	378	$65,095	2.40%	—
2022	Lowest contract charge 0.00% Class IA	$250.78	—	—	—	(12.94)%
	Highest contract charge 0.90% Class IA	$232.28	—	—	—	(13.72)%
	All contract charges	—	305	$62,648	3.20%	—
2021	Lowest contract charge 0.00% Class IA	$288.04	—	—	—	(1.68)%
	Highest contract charge 0.90% Class IA	$269.21	—	—	—	(2.57)%
	All contract charges	—	298	$65,378	1.50%	—

FSA-139

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Core Plus Bond (i) (Continued)
2020	Lowest contract charge 0.00% Class IA	$ 292.97	—	—	—	14.86%
	Highest contract charge 0.90% Class IA	$ 276.30	—	—	—	13.83%
	All contract charges	—	192	$55,671	2.12%	—
2019	Lowest contract charge 0.00% Class IA	$ 255.06	—	—	—	6.91%
	Highest contract charge 0.90% Class IA	$ 242.73	—	—	—	5.95%
	All contract charges	—	203	$52,574	2.06%	—

EQ/Core Plus Bond (i)
2023	Lowest contract charge 0.00% Class IB	$ 158.57	—	—	—	4.52%
	Highest contract charge 0.60% Class IB	$ 118.06	—	—	—	3.90%
	All contract charges	—	442	$51,344	2.40%	—
2022	Lowest contract charge 0.00% Class IB	$ 151.71	—	—	—	(12.94)%
	Highest contract charge 0.60% Class IB	$ 113.63	—	—	—	(13.46)%
	All contract charges	—	400	$47,339	3.20%	—
2021	Lowest contract charge 0.00% Class IB	$ 174.25	—	—	—	(1.68)%
	Highest contract charge 0.60% Class IB	$ 131.30	—	—	—	(2.27)%
	All contract charges	—	185	$28,445	1.50%	—
2020	Lowest contract charge 0.00% Class IB	$ 177.22	—	—	—	14.86%
	Highest contract charge 0.60% Class IB	$ 134.35	—	—	—	14.18%
	All contract charges	—	114	$17,216	2.12%	—
2019	Lowest contract charge 0.00% Class IB	$ 154.29	—	—	—	6.91%
	Highest contract charge 0.60% Class IB	$ 117.67	—	—	—	6.27%
	All contract charges	—	113	$14,929	2.06%	—

EQ/Emerging Markets Equity PLUS
2023	Lowest contract charge 0.00% Class IB	$ 116.24	—	—	—	10.53%
	Highest contract charge 0.00% Class IB	$ 116.24	—	—	—	10.53%
	All contract charges	—	160	$2,379	3.23%	—
2022	Lowest contract charge 0.00% Class IB	$ 105.17	—	—	—	(17.46)%
	Highest contract charge 0.00% Class IB	$ 105.17	—	—	—	(17.46)%
	All contract charges	—	92	$1,327	2.70%	—
2021	Lowest contract charge 0.00% Class IB	$ 127.41	—	—	—	(0.43)%
	Highest contract charge 0.00% Class IB	$ 127.41	—	—	—	(0.43)%
	All contract charges	—	47	$832	2.24%	—
2020	Lowest contract charge 0.00% Class IB	$ 127.96	—	—	—	14.25%
	Highest contract charge 0.00% Class IB	$ 127.96	—	—	—	14.25%
	All contract charges	—	3	$65	2.64%	—
2019	Lowest contract charge 0.00% Class IB (a)	$ 112.00	—	—	—	6.28%
	Highest contract charge 0.00% Class IB (a)	$ 112.00	—	—	—	6.28%
	All contract charges	—	—	$—	3.16%	—

EQ/Equity 500 Index
2023	Lowest contract charge 0.00% Class IA	$1,567.32	—	—	—	25.57%
	Highest contract charge 0.90% Class IA	$1,209.42	—	—	—	24.45%
	All contract charges	—	1,699	$861,767	1.13%	—
2022	Lowest contract charge 0.00% Class IA	$1,248.13	—	—	—	(18.54)%
	Highest contract charge 0.90% Class IA	$ 971.83	—	—	—	(19.27)%
	All contract charges	—	1,663	$711,039	1.07%	—
2021	Lowest contract charge 0.00% Class IA	$1,532.17	—	—	—	27.97%
	Highest contract charge 0.90% Class IA	$1,203.81	—	—	—	26.82%
	All contract charges	—	1,564	$898,180	0.87%	—
2020	Lowest contract charge 0.00% Class IA	$1,197.26	—	—	—	17.77%
	Highest contract charge 0.90% Class IA	$ 949.21	—	—	—	16.71%
	All contract charges	—	1,739	$734,655	1.28%	—
2019	Lowest contract charge 0.00% Class IA	$1,016.61	—	—	—	30.68%
	Highest contract charge 0.90% Class IA	$ 813.31	—	—	—	29.51%
	All contract charges	—	1,675	$675,268	1.61%	—

EQ/Equity 500 Index
2023	Lowest contract charge 0.00% Class IB	$ 474.34	—	—	—	25.57%

FSA-140

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Equity 500 Index (Continued)
	Highest contract charge 0.60% Class IB	$422.66	—	—	—	24.82%
	All contract charges	—	5,526	$718,621	1.13%	—
2022	Lowest contract charge 0.00% Class IB	$377.74	—	—	—	(18.54)%
	Highest contract charge 0.60% Class IB	$338.61	—	—	—	(19.03)%
	All contract charges	—	3,951	$529,275	1.07%	—
2021	Lowest contract charge 0.00% Class IB	$463.70	—	—	—	27.97%
	Highest contract charge 0.60% Class IB	$418.17	—	—	—	27.21%
	All contract charges	—	2,398	$596,420	0.87%	—
2020	Lowest contract charge 0.00% Class IB	$362.34	—	—	—	17.77%
	Highest contract charge 0.60% Class IB	$328.73	—	—	—	17.06%
	All contract charges	—	1,575	$443,376	1.28%	—
2019	Lowest contract charge 0.00% Class IB	$307.67	—	—	—	30.68%
	Highest contract charge 0.60% Class IB	$280.82	—	—	—	29.90%
	All contract charges	—	1,214	$362,294	1.61%	—

EQ/Fidelity Institutional AM® Large Cap
2023	Lowest contract charge 0.00% Class IB	$ 68.89	—	—	—	31.39%
	Highest contract charge 0.90% Class IB	$402.62	—	—	—	30.21%
	All contract charges	—	462	$164,539	0.45%	—
2022	Lowest contract charge 0.00% Class IB	$ 52.43	—	—	—	(21.06)%
	Highest contract charge 0.90% Class IB	$309.22	—	—	—	(21.77)%
	All contract charges	—	499	$130,365	0.51%	—
2021	Lowest contract charge 0.00% Class IB	$ 66.42	—	—	—	25.20%
	Highest contract charge 0.90% Class IB	$395.28	—	—	—	24.09%
	All contract charges	—	507	$167,356	0.39%	—
2020	Lowest contract charge 0.00% Class IB	$ 53.05	—	—	—	26.34%
	Highest contract charge 0.90% Class IB	$318.54	—	—	—	25.19%
	All contract charges	—	511	$139,135	0.73%	—
2019	Lowest contract charge 0.00% Class IB	$ 41.99	—	—	—	31.05%
	Highest contract charge 0.90% Class IB	$254.45	—	—	—	29.89%
	All contract charges	—	536	$111,733	0.96%	—

EQ/Franklin Rising Dividends
2023	Lowest contract charge 0.00% Class IB	$445.33	—	—	—	12.13%
	Highest contract charge 0.90% Class IB	$393.50	—	—	—	11.13%
	All contract charges	—	535	$89,856	1.13%	—
2022	Lowest contract charge 0.00% Class IB	$397.15	—	—	—	(10.61)%
	Highest contract charge 0.90% Class IB	$354.10	—	—	—	(11.42)%
	All contract charges	—	368	$79,581	0.77%	—
2021	Lowest contract charge 0.00% Class IB	$444.30	—	—	—	26.78%
	Highest contract charge 0.90% Class IB	$399.74	—	—	—	25.64%
	All contract charges	—	244	$88,210	0.68%	—
2020	Lowest contract charge 0.00% Class IB	$350.45	—	—	—	16.18%
	Highest contract charge 0.90% Class IB	$318.17	—	—	—	15.13%
	All contract charges	—	219	$71,754	0.94%	—
2019	Lowest contract charge 0.00% Class IB	$301.65	—	—	—	29.76%
	Highest contract charge 0.90% Class IB	$276.35	—	—	—	28.60%
	All contract charges	—	223	$65,531	1.10%	—

EQ/Global Equity Managed Volatility
2023	Lowest contract charge 0.00% Class IA	$918.93	—	—	—	21.33%
	Highest contract charge 0.00% Class IA	$918.93	—	—	—	21.33%
	All contract charges	—	68	$31,667	0.88%	—
2022	Lowest contract charge 0.00% Class IA	$757.36	—	—	—	(20.94)%
	Highest contract charge 0.00% Class IA	$757.36	—	—	—	(20.94)%
	All contract charges	—	72	$27,939	0.35%	—
2021	Lowest contract charge 0.00% Class IA	$958.01	—	—	—	15.89%
	Highest contract charge 0.00% Class IA	$958.01	—	—	—	15.89%
	All contract charges	—	75	$36,848	0.90%	—

FSA-141

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Global Equity Managed Volatility (Continued)
2020	Lowest contract charge 0.00% Class IA	$826.65	—	—	—	14.28%
	Highest contract charge 0.00% Class IA	$826.65	—	—	—	14.28%
	All contract charges	—	80	$33,249	0.65%	—
2019	Lowest contract charge 0.00% Class IA	$723.36	—	—	—	25.27%
	Highest contract charge 0.00% Class IA	$723.36	—	—	—	25.27%
	All contract charges	—	77	$30,636	1.34%	—
EQ/Global Equity Managed Volatility
2023	Lowest contract charge 0.00% Class IB	$492.69	—	—	—	21.33%
	Highest contract charge 0.90% Class IB	$388.21	—	—	—	20.24%
	All contract charges	—	241	$107,475	0.88%	—
2022	Lowest contract charge 0.00% Class IB	$406.07	—	—	—	(20.94)%
	Highest contract charge 0.90% Class IB	$322.85	—	—	—	(21.66)%
	All contract charges	—	257	$94,673	0.35%	—
2021	Lowest contract charge 0.00% Class IB	$513.65	—	—	—	15.89%
	Highest contract charge 0.90% Class IB	$412.09	—	—	—	14.85%
	All contract charges	—	268	$125,512	0.90%	—
2020	Lowest contract charge 0.00% Class IB	$443.21	—	—	—	14.28%
	Highest contract charge 0.90% Class IB	$358.81	—	—	—	13.25%
	All contract charges	—	282	$114,959	0.65%	—
2019	Lowest contract charge 0.00% Class IB	$387.83	—	—	—	25.27%
	Highest contract charge 0.90% Class IB	$316.83	—	—	—	24.14%
	All contract charges	—	305	$108,639	1.34%	—
EQ/Goldman Sachs Mid Cap Value
2023	Lowest contract charge 0.00% Class IB	$335.90	—	—	—	11.23%
	Highest contract charge 0.90% Class IB	$296.80	—	—	—	10.23%
	All contract charges	—	166	$17,397	0.77%	—
2022	Lowest contract charge 0.00% Class IB	$302.00	—	—	—	(10.61)%
	Highest contract charge 0.90% Class IB	$269.26	—	—	—	(11.42)%
	All contract charges	—	112	$14,991	0.62%	—
2021	Lowest contract charge 0.00% Class IB	$337.85	—	—	—	30.50%
	Highest contract charge 0.90% Class IB	$303.96	—	—	—	29.33%
	All contract charges	—	84	$16,577	0.28%	—
2020	Lowest contract charge 0.00% Class IB	$258.88	—	—	—	8.48%
	Highest contract charge 0.90% Class IB	$235.03	—	—	—	7.51%
	All contract charges	—	55	$11,390	0.61%	—
2019	Lowest contract charge 0.00% Class IB	$238.65	—	—	—	30.79%
	Highest contract charge 0.90% Class IB	$218.62	—	—	—	29.61%
	All contract charges	—	47	$10,997	0.88%	—
EQ/Growth Strategy
2023	Lowest contract charge 0.00% Class IB	$265.11	—	—	—	16.50%
	Highest contract charge 0.00% Class IB	$265.11	—	—	—	16.50%
	All contract charges	—	333	$88,355	1.43%	—
2022	Lowest contract charge 0.00% Class IB	$227.56	—	—	—	(17.44)%
	Highest contract charge 0.00% Class IB	$227.56	—	—	—	(17.44)%
	All contract charges	—	337	$76,768	0.88%	—
2021	Lowest contract charge 0.00% Class IB	$275.62	—	—	—	14.33%
	Highest contract charge 0.00% Class IB	$275.62	—	—	—	14.33%
	All contract charges	—	336	$92,505	2.31%	—
2020	Lowest contract charge 0.00% Class IB	$241.08	—	—	—	13.62%
	Highest contract charge 0.00% Class IB	$241.08	—	—	—	13.62%
	All contract charges	—	336	$81,049	2.10%	—
2019	Lowest contract charge 0.00% Class IB	$212.19	—	—	—	20.26%
	Highest contract charge 0.00% Class IB	$212.19	—	—	—	20.26%
	All contract charges	—	334	$70,894	1.56%	—

FSA-142

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Intermediate Government Bond
2023	Lowest contract charge 0.00% Class IA	$242.48	—	—	—	3.87%
	Highest contract charge 0.90% Class IA	$194.80	—	—	—	2.94%
	All contract charges	—	255	$27,456	2.88%	—
2022	Lowest contract charge 0.00% Class IA	$233.44	—	—	—	(7.64)%
	Highest contract charge 0.90% Class IA	$189.24	—	—	—	(8.47)%
	All contract charges	—	243	$24,834	0.92%	—
2021	Lowest contract charge 0.00% Class IA	$252.76	—	—	—	(2.13)%
	Highest contract charge 0.90% Class IA	$206.76	—	—	—	(3.01)%
	All contract charges	—	259	$28,651	0.71%	—
2020	Lowest contract charge 0.00% Class IA	$258.25	—	—	—	4.30%
	Highest contract charge 0.90% Class IA	$213.17	—	—	—	3.36%
	All contract charges	—	247	$31,076	0.98%	—
2019	Lowest contract charge 0.00% Class IA	$247.60	—	—	—	4.16%
	Highest contract charge 0.90% Class IA	$206.24	—	—	—	3.23%
	All contract charges	—	228	$27,603	1.52%	—

EQ/Intermediate Government Bond
2023	Lowest contract charge 0.00% Class IB	$174.12	—	—	—	3.87%
	Highest contract charge 0.60% Class IB	$150.10	—	—	—	3.25%
	All contract charges	—	173	$21,511	2.88%	—
2022	Lowest contract charge 0.00% Class IB	$167.63	—	—	—	(7.64)%
	Highest contract charge 0.60% Class IB	$145.37	—	—	—	(8.20)%
	All contract charges	—	112	$16,199	0.92%	—
2021	Lowest contract charge 0.00% Class IB	$181.50	—	—	—	(2.13)%
	Highest contract charge 0.60% Class IB	$158.35	—	—	—	(2.72)%
	All contract charges	—	112	$18,044	0.71%	—
2020	Lowest contract charge 0.00% Class IB	$185.45	—	—	—	4.30%
	Highest contract charge 0.60% Class IB	$162.77	—	—	—	3.68%
	All contract charges	—	107	$18,009	0.98%	—
2019	Lowest contract charge 0.00% Class IB	$177.80	—	—	—	4.17%
	Highest contract charge 0.60% Class IB	$157.00	—	—	—	3.54%
	All contract charges	—	119	$18,974	1.52%	—

EQ/International Core Managed Volatility
2023	Lowest contract charge 0.00% Class IA	$347.16	—	—	—	16.78%
	Highest contract charge 0.60% Class IA	$239.12	—	—	—	16.08%
	All contract charges	—	45	$15,101	1.76%	—
2022	Lowest contract charge 0.00% Class IA	$297.28	—	—	—	(14.12)%
	Highest contract charge 0.60% Class IA	$205.99	—	—	—	(14.64)%
	All contract charges	—	47	$13,645	1.25%	—
2021	Lowest contract charge 0.00% Class IA	$346.15	—	—	—	10.03%
	Highest contract charge 0.60% Class IA	$241.31	—	—	—	9.38%
	All contract charges	—	47	$16,127	2.32%	—
2020	Lowest contract charge 0.00% Class IA	$314.59	—	—	—	8.47%
	Highest contract charge 0.60% Class IA	$220.62	—	—	—	7.81%
	All contract charges	—	49	$15,064	1.43%	—
2019	Lowest contract charge 0.00% Class IA	$290.03	—	—	—	22.45%
	Highest contract charge 0.60% Class IA	$204.63	—	—	—	21.71%
	All contract charges	—	51	$14,541	1.95%	—

EQ/International Core Managed Volatility
2023	Lowest contract charge 0.00% Class IB	$224.98	—	—	—	16.78%
	Highest contract charge 0.90% Class IB	$179.97	—	—	—	15.73%
	All contract charges	—	221	$43,286	1.76%	—
2022	Lowest contract charge 0.00% Class IB	$192.66	—	—	—	(14.12)%
	Highest contract charge 0.90% Class IB	$155.51	—	—	—	(14.89)%
	All contract charges	—	231	$39,732	1.25%	—

FSA-143

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/International Core Managed Volatility (Continued)
2021	Lowest contract charge 0.00% Class IB	$224.33	—	—	—	10.03%
	Highest contract charge 0.90% Class IB	$182.72	—	—	—	9.05%
	All contract charges	—	227	$47,215	2.32%	—
2020	Lowest contract charge 0.00% Class IB	$203.88	—	—	—	8.47%
	Highest contract charge 0.90% Class IB	$167.56	—	—	—	7.49%
	All contract charges	—	231	$44,113	1.43%	—
2019	Lowest contract charge 0.00% Class IB	$187.96	—	—	—	22.44%
	Highest contract charge 0.90% Class IB	$155.89	—	—	—	21.35%
	All contract charges	—	238	$41,797	1.95%	—

EQ/International Equity Index
2023	Lowest contract charge 0.00% Class IA	$294.35	—	—	—	19.06%
	Highest contract charge 0.90% Class IA	$226.98	—	—	—	17.99%
	All contract charges	—	1,149	$242,947	2.92%	—
2022	Lowest contract charge 0.00% Class IA	$247.23	—	—	—	(11.91)%
	Highest contract charge 0.90% Class IA	$192.37	—	—	—	(12.70)%
	All contract charges	—	1,195	$214,608	2.49%	—
2021	Lowest contract charge 0.00% Class IA	$280.65	—	—	—	10.95%
	Highest contract charge 0.90% Class IA	$220.36	—	—	—	9.95%
	All contract charges	—	1,273	$259,688	3.31%	—
2020	Lowest contract charge 0.00% Class IA	$252.96	—	—	—	3.83%
	Highest contract charge 0.90% Class IA	$200.42	—	—	—	2.90%
	All contract charges	—	1,248	$233,751	1.93%	—
2019	Lowest contract charge 0.00% Class IA	$243.62	—	—	—	22.15%
	Highest contract charge 0.90% Class IA	$194.77	—	—	—	21.04%
	All contract charges	—	1,445	$246,275	2.83%	—

EQ/International Equity Index
2023	Lowest contract charge 0.00% Class IB	$200.96	—	—	—	19.06%
	Highest contract charge 0.90% Class IB	$167.10	—	—	—	17.99%
	All contract charges	—	1,680	$104,749	2.92%	—
2022	Lowest contract charge 0.00% Class IB	$168.79	—	—	—	(11.91)%
	Highest contract charge 0.90% Class IB	$141.62	—	—	—	(12.70)%
	All contract charges	—	1,188	$80,590	2.49%	—
2021	Lowest contract charge 0.00% Class IB	$191.60	—	—	—	10.95%
	Highest contract charge 0.90% Class IB	$162.22	—	—	—	9.95%
	All contract charges	—	766	$82,836	3.31%	—
2020	Lowest contract charge 0.00% Class IB	$172.69	—	—	—	3.83%
	Highest contract charge 0.90% Class IB	$147.54	—	—	—	2.89%
	All contract charges	—	429	$68,199	1.93%	—
2019	Lowest contract charge 0.00% Class IB	$166.32	—	—	—	22.14%
	Highest contract charge 0.90% Class IB	$143.39	—	—	—	21.05%
	All contract charges	—	407	$65,697	2.83%	—

EQ/International Managed Volatility
2023	Lowest contract charge 0.00% Class IB	$171.86	—	—	—	16.90%
	Highest contract charge 0.90% Class IB	$151.85	—	—	—	15.84%
	All contract charges	—	43	$7,446	2.30%	—
2022	Lowest contract charge 0.00% Class IB	$147.02	—	—	—	(14.99)%
	Highest contract charge 0.90% Class IB	$131.09	—	—	—	(15.75)%
	All contract charges	—	45	$6,518	1.08%	—
2021	Lowest contract charge 0.00% Class IB	$172.95	—	—	—	10.65%
	Highest contract charge 0.90% Class IB	$155.60	—	—	—	9.65%
	All contract charges	—	48	$8,133	3.39%	—
2020	Lowest contract charge 0.00% Class IB	$156.30	—	—	—	6.63%
	Highest contract charge 0.90% Class IB	$141.90	—	—	—	5.67%
	All contract charges	—	41	$6,424	1.70%	—
2019	Lowest contract charge 0.00% Class IB	$146.58	—	—	—	21.44%

FSA-144

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/International Managed Volatility (Continued)
	Highest contract charge 0.90% Class IB	$134.28	—	—	—	20.34%
	All contract charges	—	39	$5,658	2.65%	—

EQ/International Value Managed Volatility
2023	Lowest contract charge 0.00% Class IA	$322.17	—	—	—	18.59%
	Highest contract charge 0.60% Class IA	$219.28	—	—	—	17.89%
	All contract charges	—	134	$18,045	2.12%	—
2022	Lowest contract charge 0.00% Class IA	$271.66	—	—	—	(13.65)%
	Highest contract charge 0.60% Class IA	$186.01	—	—	—	(14.17)%
	All contract charges	—	103	$15,722	1.58%	—
2021	Lowest contract charge 0.00% Class IA	$314.62	—	—	—	10.32%
	Highest contract charge 0.60% Class IA	$216.73	—	—	—	9.65%
	All contract charges	—	102	$18,489	2.19%	—
2020	Lowest contract charge 0.00% Class IA	$285.20	—	—	—	4.19%
	Highest contract charge 0.60% Class IA	$197.65	—	—	—	3.57%
	All contract charges	$ —	92	$17,024	1.39%	—
2019	Lowest contract charge 0.00% Class IA	$273.73	—	$—	—	22.66%
	Highest contract charge 0.60% Class IA	$190.84	—	$—	—	21.91%
	All contract charges	$ —	97	$16,994	2.31%	—

EQ/International Value Managed Volatility
2023	Lowest contract charge 0.00% Class IB	$235.51	—	—	—	18.59%
	Highest contract charge 0.90% Class IB	$207.38	—	—	—	17.53%
	All contract charges	—	286	$59,902	2.12%	—
2022	Lowest contract charge 0.00% Class IB	$198.59	—	—	—	(13.66)%
	Highest contract charge 0.90% Class IB	$176.45	—	—	—	(14.43)%
	All contract charges	—	285	$53,473	1.58%	—
2021	Lowest contract charge 0.00% Class IB	$230.00	—	—	—	10.32%
	Highest contract charge 0.90% Class IB	$206.21	—	—	—	9.32%
	All contract charges	—	288	$64,140	2.19%	—
2020	Lowest contract charge 0.00% Class IB	$208.49	—	—	—	4.19%
	Highest contract charge 0.90% Class IB	$188.63	—	—	—	3.26%
	All contract charges	—	298	$60,536	1.39%	—
2019	Lowest contract charge 0.00% Class IB	$200.10	—	—	—	22.66%
	Highest contract charge 0.90% Class IB	$182.68	—	—	—	21.54%
	All contract charges	—	309	$60,487	2.31%	—

EQ/Invesco Comstock
2023	Lowest contract charge 0.00% Class IA	$314.34	—	—	—	12.00%
	Highest contract charge 0.90% Class IA	$270.30	—	—	—	11.00%
	All contract charges	—	107	$16,177	1.62%	—
2022	Lowest contract charge 0.00% Class IA	$280.66	—	—	—	0.50%
	Highest contract charge 0.90% Class IA	$243.52	—	—	—	(0.40)%
	All contract charges	—	114	$15,964	1.54%	—
2021	Lowest contract charge 0.00% Class IA	$279.25	—	—	—	33.00%
	Highest contract charge 0.90% Class IA	$244.50	—	—	—	31.81%
	All contract charges	—	109	$16,667	1.17%	—
2020	Lowest contract charge 0.00% Class IA	$209.96	—	—	—	(0.77)%
	Highest contract charge 0.90% Class IA	$185.49	—	—	—	(1.66)%
	All contract charges	—	101	$12,886	2.20%	—
2019	Lowest contract charge 0.00% Class IA	$211.58	—	—	—	24.98%
	Highest contract charge 0.90% Class IA	$188.63	—	—	—	23.86%
	All contract charges	—	98	$13,444	2.10%	—

EQ/Invesco Comstock
2023	Lowest contract charge 0.00% Class IB	$400.14	—	—	—	12.00%
	Highest contract charge 0.60% Class IB	$280.81	—	—	—	11.33%
	All contract charges	—	123	$23,494	1.62%	—
2022	Lowest contract charge 0.00% Class IB	$357.27	—	—	—	0.50%

FSA-145

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Invesco Comstock (Continued)
	Highest contract charge 0.60% Class IB	$252.23	—	—	—	(0.10)%
	All contract charges	—	117	$21,395	1.54%	—
2021	Lowest contract charge 0.00% Class IB	$355.48	—	—	—	33.00%
	Highest contract charge 0.60% Class IB	$252.48	—	—	—	32.21%
	All contract charges	—	87	$25,611	1.17%	—
2020	Lowest contract charge 0.00% Class IB	$267.27	—	—	—	(0.76)%
	Highest contract charge 0.60% Class IB	$190.97	—	—	—	(1.36)%
	All contract charges	—	81	$19,699	2.20%	—
2019	Lowest contract charge 0.00% Class IB	$269.33	—	—	—	24.98%
	Highest contract charge 0.60% Class IB	$193.61	—	—	—	24.23%
	All contract charges	—	67	$16,942	2.10%	—

EQ/Invesco Global
2023	Lowest contract charge 0.00% Class IB	$152.49	—	—	—	34.31%
	Highest contract charge 0.00% Class IB	$152.49	—	—	—	34.31%
	All contract charges	—	75	$1,931	0.00%	—
2022	Lowest contract charge 0.00% Class IB	$113.54	—	—	—	(31.79)%
	Highest contract charge 0.00% Class IB	$113.54	—	—	—	(31.79)%
	All contract charges	—	41	$772	0.00%	—
2021	Lowest contract charge 0.00% Class IB	$166.45	—	—	—	15.48%
	Highest contract charge 0.00% Class IB	$166.45	—	—	—	15.48%
	All contract charges	—	17	$504	0.00%	—
2020	Lowest contract charge 0.00% Class IB	$144.14	—	—	—	27.49%
	Highest contract charge 0.00% Class IB	$144.14	—	—	—	27.49%
	All contract charges	—	2	$65	0.00%	—
2019	Lowest contract charge 0.00% Class IB (a)	$113.06	—	—	—	6.41%
	Highest contract charge 0.00% Class IB (a)	$113.06	—	—	—	6.41%
	All contract charges	—	—	$—	0.00%	—

EQ/Invesco Global Real Assets
2023	Lowest contract charge 0.00% Class IB	$ 21.48	—	—	—	10.15%
	Highest contract charge 0.90% Class IB	$189.79	—	—	—	9.14%
	All contract charges	—	657	$50,524	2.20%	—
2022	Lowest contract charge 0.00% Class IB	$ 19.50	—	—	—	(9.01)%
	Highest contract charge 0.90% Class IB	$173.89	—	—	—	(9.81)%
	All contract charges	—	649	$46,989	1.60%	—
2021	Lowest contract charge 0.00% Class IB	$ 21.43	—	—	—	21.01%
	Highest contract charge 0.90% Class IB	$192.81	—	—	—	19.91%
	All contract charges	—	634	$53,614	3.13%	—
2020	Lowest contract charge 0.00% Class IB	$ 17.71	—	—	—	(12.20)%
	Highest contract charge 0.90% Class IB	$160.80	—	—	—	(13.00)%
	All contract charges	—	521	$39,638	2.56%	—
2019	Lowest contract charge 0.00% Class IB	$ 20.17	—	—	—	22.47%
	Highest contract charge 0.90% Class IB	$184.82	—	—	—	21.41%
	All contract charges	—	467	$44,406	4.59%	—

EQ/Janus Enterprise
2023	Lowest contract charge 0.00% Class IA	$366.26	—	—	—	17.02%
	Highest contract charge 0.90% Class IA	$314.94	—	—	—	15.97%
	All contract charges	—	136	$47,031	0.03%	—
2022	Lowest contract charge 0.00% Class IA	$312.99	—	—	—	(16.58)%
	Highest contract charge 0.90% Class IA	$271.58	—	—	—	(17.33)%
	All contract charges	—	144	$42,800	0.00%	—
2021	Lowest contract charge 0.00% Class IA	$375.21	—	—	—	16.84%
	Highest contract charge 0.90% Class IA	$328.51	—	—	—	15.79%
	All contract charges	—	154	$55,187	0.10%	—
2020	Lowest contract charge 0.00% Class IA	$321.13	—	—	—	18.82%
	Highest contract charge 0.90% Class IA	$283.72	—	—	—	17.75%

FSA-146

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Janus Enterprise (Continued)
	All contract charges	—	166	$51,170	0.00%	—
2019	Lowest contract charge 0.00% Class IA	$270.27	—	—	—	36.46%
	Highest contract charge 0.90% Class IA	$240.96	—	—	—	35.23%
	All contract charges	—	93	$23,724	0.02%	—

EQ/Janus Enterprise
2023	Lowest contract charge 0.00% Class IB	$530.05	—	—	—	17.02%
	Highest contract charge 0.60% Class IB	$327.35	—	—	—	16.32%
	All contract charges	—	351	$49,680	0.03%	—
2022	Lowest contract charge 0.00% Class IB	$452.97	—	—	—	(16.58)%
	Highest contract charge 0.60% Class IB	$281.42	—	—	—	(17.08)%
	All contract charges	—	235	$42,850	0.00%	—
2021	Lowest contract charge 0.00% Class IB	$543.01	—	—	—	16.84%
	Highest contract charge 0.60% Class IB	$339.40	—	—	—	16.14%
	All contract charges	—	185	$53,989	0.10%	—
2020	Lowest contract charge 0.00% Class IB	$464.75	—	—	—	18.82%
	Highest contract charge 0.60% Class IB	$292.24	—	—	—	18.11%
	All contract charges	—	148	$46,723	0.00%	—
2019	Lowest contract charge 0.00% Class IB	$391.15	—	—	—	36.46%
	Highest contract charge 0.60% Class IB	$247.44	—	—	—	35.64%
	All contract charges	—	106	$30,819	0.02%	—

EQ/JPMorgan Growth Stock
2023	Lowest contract charge 0.00% Class IA	$458.30	—	—	—	46.32%
	Highest contract charge 0.60% Class IA	$414.10	—	—	—	45.45%
	All contract charges	—	480	$38,390	0.00%	—
2022	Lowest contract charge 0.00% Class IA	$313.22	—	—	—	(38.64)%
	Highest contract charge 0.60% Class IA	$284.70	—	—	—	(39.01)%
	All contract charges	—	521	$28,467	0.00%	—
2021	Lowest contract charge 0.00% Class IA	$510.44	—	—	—	13.83%
	Highest contract charge 0.60% Class IA	$466.77	—	—	—	13.15%
	All contract charges	—	513	$46,415	0.00%	—
2020	Lowest contract charge 0.00% Class IA	$448.43	—	—	—	36.55%
	Highest contract charge 0.60% Class IA	$412.54	—	—	—	35.74%
	All contract charges	—	507	$40,309	0.00%	—
2019	Lowest contract charge 0.00% Class IA	$328.39	—	—	—	31.10%
	Highest contract charge 0.60% Class IA	$303.93	—	—	—	30.31%
	All contract charges	—	440	$25,699	0.00%	—

EQ/JPMorgan Growth Stock
2023	Lowest contract charge 0.00% Class IB	$536.81	—	—	—	46.32%
	Highest contract charge 0.90% Class IB	$388.99	—	—	—	45.01%
	All contract charges	—	1,155	$162,825	0.00%	—
2022	Lowest contract charge 0.00% Class IB	$366.87	—	—	—	(38.64)%
	Highest contract charge 0.90% Class IB	$268.25	—	—	—	(39.19)%
	All contract charges	—	928	$113,563	0.00%	—
2021	Lowest contract charge 0.00% Class IB	$597.87	—	—	—	13.83%
	Highest contract charge 0.90% Class IB	$441.13	—	—	—	12.80%
	All contract charges	—	657	$180,181	0.00%	—
2020	Lowest contract charge 0.00% Class IB	$525.24	—	—	—	36.55%
	Highest contract charge 0.90% Class IB	$391.06	—	—	—	35.33%
	All contract charges	—	481	$162,397	0.00%	—
2019	Lowest contract charge 0.00% Class IB	$384.64	—	—	—	31.10%
	Highest contract charge 0.90% Class IB	$288.97	—	—	—	29.92%
	All contract charges	—	372	$123,594	0.00%	—

EQ/JPMorgan Value Opportunities
2023	Lowest contract charge 0.00% Class IA	$680.00	—	—	—	10.92%
	Highest contract charge 0.00% Class IA	$680.00	—	—	—	10.92%

FSA-147

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/JPMorgan Value Opportunities (Continued)
	All contract charges	—	341	$26,904	1.43%	—
2022	Lowest contract charge 0.00% Class IA	$613.07	—	—	—	0.23%
	Highest contract charge 0.00% Class IA	$613.07	—	—	—	0.23%
	All contract charges	—	387	$27,154	1.19%	—
2021	Lowest contract charge 0.00% Class IA	$611.67	—	—	—	23.20%
	Highest contract charge 0.00% Class IA	$611.67	—	—	—	23.20%
	All contract charges	—	318	$23,973	0.71%	—
2020	Lowest contract charge 0.00% Class IA	$496.50	—	—	—	11.07%
	Highest contract charge 0.00% Class IA	$496.50	—	—	—	11.07%
	All contract charges	—	276	$17,045	1.19%	—
2019	Lowest contract charge 0.00% Class IA	$447.00	—	—	—	27.53%
	Highest contract charge 0.00% Class IA	$447.00	—	—	—	27.53%
	All contract charges	—	204	$12,831	1.26%	—

EQ/JPMorgan Value Opportunities
2023	Lowest contract charge 0.00% Class IB	$634.95	—	—	—	10.92%
	Highest contract charge 0.90% Class IB	$498.95	—	—	—	9.92%
	All contract charges	—	680	$90,079	1.43%	—
2022	Lowest contract charge 0.00% Class IB	$572.46	—	—	—	0.23%
	Highest contract charge 0.90% Class IB	$453.91	—	—	—	(0.67)%
	All contract charges	—	505	$80,537	1.19%	—
2021	Lowest contract charge 0.00% Class IB	$571.15	—	—	—	23.20%
	Highest contract charge 0.90% Class IB	$456.98	—	—	—	22.09%
	All contract charges	—	323	$69,254	0.71%	—
2020	Lowest contract charge 0.00% Class IB	$463.61	—	—	—	11.07%
	Highest contract charge 0.90% Class IB	$374.30	—	—	—	10.07%
	All contract charges	—	203	$54,048	1.19%	—
2019	Lowest contract charge 0.00% Class IB	$417.39	—	—	—	27.53%
	Highest contract charge 0.90% Class IB	$340.05	—	—	—	26.38%
	All contract charges	—	124	$46,319	1.26%	—

EQ/Large Cap Core Managed Volatility
2023	Lowest contract charge 0.00% Class IA	$648.34	—	—	—	23.94%
	Highest contract charge 0.60% Class IA	$433.28	—	—	—	23.20%
	All contract charges	—	34	$6,973	1.77%	—
2022	Lowest contract charge 0.00% Class IA	$523.11	—	—	—	(18.40)%
	Highest contract charge 0.60% Class IA	$351.69	—	—	—	(18.89)%
	All contract charges	—	35	$5,988	0.01%	—
2021	Lowest contract charge 0.00% Class IA	$641.05	—	—	—	27.32%
	Highest contract charge 0.60% Class IA	$433.58	—	—	—	26.56%
	All contract charges	—	33	$7,429	0.41%	—
2020	Lowest contract charge 0.00% Class IA	$503.49	—	—	—	16.28%
	Highest contract charge 0.60% Class IA	$342.59	—	—	—	15.58%
	All contract charges	—	33	$5,873	0.70%	—
2019	Lowest contract charge 0.00% Class IA	$433.00	—	—	—	29.96%
	Highest contract charge 0.60% Class IA	$296.41	—	—	—	29.18%
	All contract charges	—	29	$5,261	1.31%	—

EQ/Large Cap Core Managed Volatility
2023	Lowest contract charge 0.00% Class IB	$417.48	—	—	—	23.94%
	Highest contract charge 0.90% Class IB	$334.32	—	—	—	22.83%
	All contract charges	—	130	$38,127	1.77%	—
2022	Lowest contract charge 0.00% Class IB	$336.84	—	—	—	(18.40)%
	Highest contract charge 0.90% Class IB	$272.19	—	—	—	(19.13)%
	All contract charges	—	119	$31,528	0.01%	—
2021	Lowest contract charge 0.00% Class IB	$412.78	—	—	—	27.32%
	Highest contract charge 0.90% Class IB	$336.58	—	—	—	26.18%
	All contract charges	—	109	$39,669	0.41%	—

FSA-148

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Core Managed Volatility (Continued)
2020	Lowest contract charge 0.00% Class IB	$ 324.20	—	—	—	16.28%
	Highest contract charge 0.90% Class IB	$ 266.75	—	—	—	15.23%
	All contract charges	—	107	$32,226	0.70%	—
2019	Lowest contract charge 0.00% Class IB	$ 278.82	—	—	—	29.96%
	Highest contract charge 0.90% Class IB	$ 231.49	—	—	—	28.79%
	All contract charges	—	109	$29,251	1.31%	—

EQ/Large Cap Growth Index
2023	Lowest contract charge 0.00% Class IA	$1,038.28	—	—	—	41.58%
	Highest contract charge 0.60% Class IA	$ 662.87	—	—	—	40.73%
	All contract charges	—	114	$39,683	0.24%	—
2022	Lowest contract charge 0.00% Class IA	$ 733.37	—	—	—	(29.55)%
	Highest contract charge 0.60% Class IA	$ 471.02	—	—	—	(29.97)%
	All contract charges	—	113	$28,887	0.24%	—
2021	Lowest contract charge 0.00% Class IA	$1,040.92	—	—	—	26.73%
	Highest contract charge 0.60% Class IA	$ 672.59	—	—	—	25.97%
	All contract charges	—	128	$45,376	0.05%	—
2020	Lowest contract charge 0.00% Class IA	$ 821.39	—	—	—	37.31%
	Highest contract charge 0.60% Class IA	$ 533.94	—	—	—	36.48%
	All contract charges	—	119	$35,486	0.32%	—
2019	Lowest contract charge 0.00% Class IA	$ 598.22	—	—	—	35.34%
	Highest contract charge 0.60% Class IA	$ 391.21	—	—	—	34.52%
	All contract charges	—	107	$25,658	0.64%	—

EQ/Large Cap Growth Index
2023	Lowest contract charge 0.00% Class IB	$ 516.68	—	—	—	41.58%
	Highest contract charge 0.90% Class IB	$ 413.76	—	—	—	40.31%
	All contract charges	—	1,196	$260,858	0.24%	—
2022	Lowest contract charge 0.00% Class IB	$ 364.94	—	—	—	(29.55)%
	Highest contract charge 0.90% Class IB	$ 294.89	—	—	—	(30.18)%
	All contract charges	—	863	$187,329	0.24%	—
2021	Lowest contract charge 0.00% Class IB	$ 518.00	—	—	—	26.73%
	Highest contract charge 0.90% Class IB	$ 422.36	—	—	—	25.59%
	All contract charges	—	716	$273,355	0.05%	—
2020	Lowest contract charge 0.00% Class IB	$ 408.75	—	—	—	37.31%
	Highest contract charge 0.90% Class IB	$ 336.31	—	—	—	36.07%
	All contract charges	—	616	$216,523	0.32%	—
2019	Lowest contract charge 0.00% Class IB	$ 297.69	—	—	—	35.34%
	Highest contract charge 0.90% Class IB	$ 247.16	—	—	—	34.12%
	All contract charges	—	611	$164,954	0.64%	—

EQ/Large Cap Growth Managed Volatility
2023	Lowest contract charge 0.00% Class IA	$ 954.61	—	—	—	38.98%
	Highest contract charge 0.60% Class IA	$ 565.40	—	—	—	38.15%
	All contract charges	—	89	$68,174	0.41%	—
2022	Lowest contract charge 0.00% Class IA	$ 686.86	—	—	—	(30.59)%
	Highest contract charge 0.60% Class IA	$ 409.26	—	—	—	(31.00)%
	All contract charges	—	97	$53,287	0.07%	—
2021	Lowest contract charge 0.00% Class IA	$ 989.55	—	—	—	24.38%
	Highest contract charge 0.60% Class IA	$ 593.17	—	—	—	23.63%
	All contract charges	—	100	$79,736	0.00%	—
2020	Lowest contract charge 0.00% Class IA	$ 795.61	—	—	—	32.01%
	Highest contract charge 0.60% Class IA	$ 479.80	—	—	—	31.22%
	All contract charges	—	106	$68,593	0.08%	—
2019	Lowest contract charge 0.00% Class IA	$ 602.68	—	—	—	33.71%
	Highest contract charge 0.60% Class IA	$ 365.64	—	—	—	32.92%
	All contract charges	—	106	$55,263	0.42%	—

FSA-149

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Growth Managed Volatility
2023	Lowest contract charge 0.00% Class IB	$911.10	—	—	—	38.98%
	Highest contract charge 0.90% Class IB	$715.95	—	—	—	37.74%
	All contract charges	—	425	$293,150	0.41%	—
2022	Lowest contract charge 0.00% Class IB	$655.55	—	—	—	(30.59)%
	Highest contract charge 0.90% Class IB	$519.80	—	—	—	(31.21)%
	All contract charges	—	428	$222,978	0.07%	—
2021	Lowest contract charge 0.00% Class IB	$944.45	—	—	—	24.38%
	Highest contract charge 0.90% Class IB	$755.66	—	—	—	23.26%
	All contract charges	—	428	$336,994	0.00%	—
2020	Lowest contract charge 0.00% Class IB	$759.35	—	—	—	32.01%
	Highest contract charge 0.90% Class IB	$613.08	—	—	—	30.82%
	All contract charges	—	452	$288,242	0.08%	—
2019	Lowest contract charge 0.00% Class IB	$575.22	—	—	—	33.72%
	Highest contract charge 0.90% Class IB	$468.63	—	—	—	32.52%
	All contract charges	—	482	$238,103	0.42%	—

EQ/Large Cap Value Index
2023	Lowest contract charge 0.00% Class IA	$176.26	—	—	—	10.73%
	Highest contract charge 0.90% Class IA	$151.56	—	—	—	9.74%
	All contract charges	—	105	$17,160	1.69%	—
2022	Lowest contract charge 0.00% Class IA	$159.18	—	—	—	(8.23)%
	Highest contract charge 0.90% Class IA	$138.11	—	—	—	(9.05)%
	All contract charges	—	109	$15,998	1.50%	—
2021	Lowest contract charge 0.00% Class IA	$173.45	—	—	—	24.28%
	Highest contract charge 0.90% Class IA	$151.86	—	—	—	23.16%
	All contract charges	—	109	$17,625	1.30%	—
2020	Lowest contract charge 0.00% Class IA	$139.56	—	—	—	2.20%
	Highest contract charge 0.90% Class IA	$123.30	—	—	—	1.29%
	All contract charges	—	112	$14,622	1.99%	—
2019	Lowest contract charge 0.00% Class IA	$136.55	—	—	—	25.63%
	Highest contract charge 0.90% Class IA	$121.73	—	—	—	24.49%
	All contract charges	—	115	$14,921	2.34%	—

EQ/Large Cap Value Index
2023	Lowest contract charge 0.00% Class IB	$203.04	—	—	—	10.73%
	Highest contract charge 0.60% Class IB	$157.56	—	—	—	10.07%
	All contract charges	—	492	$36,864	1.69%	—
2022	Lowest contract charge 0.00% Class IB	$183.36	—	—	—	(8.23)%
	Highest contract charge 0.60% Class IB	$143.15	—	—	—	(8.78)%
	All contract charges	—	290	$30,149	1.50%	—
2021	Lowest contract charge 0.00% Class IB	$199.80	—	—	—	24.28%
	Highest contract charge 0.60% Class IB	$156.92	—	—	—	23.53%
	All contract charges	—	200	$28,603	1.30%	—
2020	Lowest contract charge 0.00% Class IB	$160.77	—	—	—	2.21%
	Highest contract charge 0.60% Class IB	$127.03	—	—	—	1.60%
	All contract charges	—	137	$20,398	1.99%	—
2019	Lowest contract charge 0.00% Class IB	$157.29	—	—	—	25.63%
	Highest contract charge 0.60% Class IB	$125.03	—	—	—	24.87%
	All contract charges	—	122	$18,282	2.34%	—

EQ/Large Cap Value Managed Volatility
2023	Lowest contract charge 0.00% Class IA	$479.39	—	—	—	13.97%
	Highest contract charge 0.90% Class IA	$335.38	—	—	—	12.95%
	All contract charges	—	729	$260,213	1.63%	—
2022	Lowest contract charge 0.00% Class IA	$420.62	—	—	—	(11.60)%
	Highest contract charge 0.90% Class IA	$296.93	—	—	—	(12.39)%
	All contract charges	—	774	$246,135	1.27%	—

FSA-150

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Value Managed Volatility (Continued)
2021	Lowest contract charge 0.00% Class IA	$475.81	—	—	—	24.83%
	Highest contract charge 0.90% Class IA	$338.93	—	—	—	23.70%
	All contract charges	—	803	$296,389	0.96%	—
2020	Lowest contract charge 0.00% Class IA	$381.18	—	—	—	5.68%
	Highest contract charge 0.90% Class IA	$273.99	—	—	—	4.73%
	All contract charges	—	838	$251,513	1.56%	—
2019	Lowest contract charge 0.00% Class IA	$360.68	—	—	—	25.44%
	Highest contract charge 0.90% Class IA	$261.61	—	—	—	24.31%
	All contract charges	—	919	$264,053	1.93%	—

EQ/Large Cap Value Managed Volatility
2023	Lowest contract charge 0.00% Class IB	$357.37	—	—	—	13.97%
	Highest contract charge 0.90% Class IB	$331.03	—	—	—	12.95%
	All contract charges	—	398	$141,889	1.63%	—
2022	Lowest contract charge 0.00% Class IB	$313.57	—	—	—	(11.60)%
	Highest contract charge 0.90% Class IB	$293.08	—	—	—	(12.39)%
	All contract charges	—	417	$131,427	1.27%	—
2021	Lowest contract charge 0.00% Class IB	$354.70	—	—	—	24.82%
	Highest contract charge 0.90% Class IB	$334.54	—	—	—	23.70%
	All contract charges	—	441	$157,708	0.96%	—
2020	Lowest contract charge 0.00% Class IB	$284.16	—	—	—	5.68%
	Highest contract charge 0.90% Class IB	$270.44	—	—	—	4.73%
	All contract charges	—	462	$133,000	1.56%	—
2019	Lowest contract charge 0.00% Class IB	$268.88	—	—	—	25.44%
	Highest contract charge 0.90% Class IB	$258.22	—	—	—	24.31%
	All contract charges	—	482	$131,805	1.93%	—

EQ/Lazard Emerging Markets Equity
2023	Lowest contract charge 0.00% Class IB	$ 13.89	—	—	—	21.63%
	Highest contract charge 0.90% Class IB	$122.77	—	—	—	20.62%
	All contract charges	—	991	$63,797	3.89%	—
2022	Lowest contract charge 0.00% Class IB	$ 11.42	—	—	—	(14.84)%
	Highest contract charge 0.90% Class IB	$101.78	—	—	—	(15.66)%
	All contract charges	—	1,093	$56,641	4.24%	—
2021	Lowest contract charge 0.00% Class IB	$ 13.41	—	—	—	5.84%
	Highest contract charge 0.90% Class IB	$120.68	—	—	—	4.91%
	All contract charges	—	1,088	$65,422	2.73%	—
2020	Lowest contract charge 0.00% Class IB	$ 12.67	—	—	—	(1.48)%
	Highest contract charge 0.90% Class IB	$115.03	—	—	—	(2.38)%
	All contract charges	—	1,042	$62,372	1.88%	—
2019	Lowest contract charge 0.00% Class IB	$ 12.86	—	—	—	18.74%
	Highest contract charge 0.90% Class IB	$117.84	—	—	—	17.70%
	All contract charges	—	1,011	$62,976	2.69%	—

EQ/Loomis Sayles Growth
2023	Lowest contract charge 0.00% Class IA	$569.14	—	—	—	43.74%
	Highest contract charge 0.90% Class IA	$489.42	—	—	—	42.45%
	All contract charges	—	140	$22,871	0.00%	—
2022	Lowest contract charge 0.00% Class IA	$395.95	—	—	—	(27.98)%
	Highest contract charge 0.90% Class IA	$343.57	—	—	—	(28.63)%
	All contract charges	—	145	$16,860	0.00%	—
2021	Lowest contract charge 0.00% Class IA	$549.81	—	—	—	16.18%
	Highest contract charge 0.90% Class IA	$481.41	—	—	—	15.13%
	All contract charges	—	143	$24,675	0.00%	—
2020	Lowest contract charge 0.00% Class IA	$473.25	—	—	—	30.92%
	Highest contract charge 0.90% Class IA	$418.13	—	—	—	29.74%
	All contract charges	—	151	$23,341	0.00%	—
2019	Lowest contract charge 0.00% Class IA	$361.48	—	—	—	31.33%

FSA-151

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Loomis Sayles Growth (Continued)
	Highest contract charge 0.90% Class IA	$322.28	—	—	—	30.15%
	All contract charges	—	143	$19,545	0.03%	—

EQ/Loomis Sayles Growth
2023	Lowest contract charge 0.00% Class IB	$694.98	—	—	—	43.74%
	Highest contract charge 0.60% Class IB	$508.83	—	—	—	42.88%
	All contract charges	—	324	$50,863	0.00%	—
2022	Lowest contract charge 0.00% Class IB	$483.50	—	—	—	(27.99)%
	Highest contract charge 0.60% Class IB	$356.12	—	—	—	(28.42)%
	All contract charges	—	242	$35,851	0.00%	—
2021	Lowest contract charge 0.00% Class IB	$671.39	—	—	—	16.18%
	Highest contract charge 0.60% Class IB	$497.50	—	—	—	15.48%
	All contract charges	—	133	$47,125	0.00%	—
2020	Lowest contract charge 0.00% Class IB	$577.90	—	—	—	30.92%
	Highest contract charge 0.60% Class IB	$430.80	—	—	—	30.14%
	All contract charges	—	87	$40,745	0.00%	—
2019	Lowest contract charge 0.00% Class IB	$441.42	—	—	—	31.34%
	Highest contract charge 0.60% Class IB	$331.04	—	—	—	30.55%
	All contract charges	—	79	$32,594	0.03%	—

EQ/MFS International Growth (j)
2023	Lowest contract charge 0.00% Class IB	$350.83	—	—	—	14.38%
	Highest contract charge 0.90% Class IB	$189.04	—	—	—	13.35%
	All contract charges	—	1,188	$112,218	1.25%	—
2022	Lowest contract charge 0.00% Class IB	$306.72	—	—	—	(15.19)%
	Highest contract charge 0.90% Class IB	$166.77	—	—	—	(15.95)%
	All contract charges	—	1,091	$100,379	1.16%	—
2021	Lowest contract charge 0.00% Class IB	$361.65	—	—	—	9.43%
	Highest contract charge 0.90% Class IB	$198.42	—	—	—	8.44%
	All contract charges	—	383	$79,072	0.24%	—
2020	Lowest contract charge 0.00% Class IB	$330.50	—	—	—	15.35%
	Highest contract charge 0.90% Class IB	$182.98	—	—	—	14.31%
	All contract charges	—	306	$68,513	0.44%	—
2019	Lowest contract charge 0.00% Class IB	$286.53	—	—	—	27.24%
	Highest contract charge 0.90% Class IB	$160.08	—	—	—	26.11%
	All contract charges	—	305	$64,612	1.29%	—

EQ/MFS International Intrinsic Value
2023	Lowest contract charge 0.00% Class IB	$ 29.54	—	—	—	17.36%
	Highest contract charge 0.90% Class IB	$261.04	—	—	—	16.30%
	All contract charges	—	1,486	$141,506	1.28%	—
2022	Lowest contract charge 0.00% Class IB	$ 25.17	—	—	—	(23.82)%
	Highest contract charge 0.90% Class IB	$224.46	—	—	—	(24.49)%
	All contract charges	—	1,428	$124,069	0.43%	—
2021	Lowest contract charge 0.00% Class IB	$ 33.04	—	—	—	10.24%
	Highest contract charge 0.90% Class IB	$297.26	—	—	—	9.25%
	All contract charges	—	1,331	$162,700	0.36%	—
2020	Lowest contract charge 0.00% Class IB	$ 29.97	—	—	—	20.02%
	Highest contract charge 0.90% Class IB	$272.10	—	—	—	18.95%
	All contract charges	—	1,190	$146,431	0.26%	—
2019	Lowest contract charge 0.00% Class IB	$ 24.97	—	—	—	25.86%
	Highest contract charge 0.90% Class IB	$228.75	—	—	—	24.75%
	All contract charges	—	1,144	$127,840	0.70%	—

EQ/MFS Mid Cap Focused Growth
2023	Lowest contract charge 0.00% Class IB	$ 43.55	—	—	—	22.33%
	Highest contract charge 0.90% Class IB	$384.80	—	—	—	21.22%
	All contract charges	—	607	$62,840	0.00%	—
2022	Lowest contract charge 0.00% Class IB	$ 35.60	—	—	—	(27.06)%

FSA-152

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/MFS Mid Cap Focused Growth (Continued)
	Highest contract charge 0.90% Class IB	$317.44	—	—	—	(27.71)%
	All contract charges	—	525	$51,023	0.00%	—
2021	Lowest contract charge 0.00% Class IB	$ 48.81	—	—	—	18.87%
	Highest contract charge 0.90% Class IB	$439.13	—	—	—	17.80%
	All contract charges	—	445	$67,538	0.00%	—
2020	Lowest contract charge 0.00% Class IB	$ 41.06	—	—	—	29.69%
	Highest contract charge 0.90% Class IB	$372.77	—	—	—	28.53%
	All contract charges	—	366	$58,950	0.00%	—
2019	Lowest contract charge 0.00% Class IB	$ 31.66	—	—	—	36.35%
	Highest contract charge 0.90% Class IB	$290.02	—	—	—	35.10%
	All contract charges	—	264	$44,085	0.02%	—

EQ/MFS Technology
2023	Lowest contract charge 0.00% Class IB	$ 14.68	—	—	—	54.20%
	Highest contract charge 0.90% Class IB	$144.44	—	—	—	52.73%
	All contract charges	—	1,141	$81,915	0.00%	—
2022	Lowest contract charge 0.00% Class IB	$ 9.52	—	—	—	(36.32)%
	Highest contract charge 0.90% Class IB	$ 94.57	—	—	—	(36.87)%
	All contract charges	—	1,080	$51,840	0.00%	—
2021	Lowest contract charge 0.00% Class IB	$ 14.95	—	—	—	13.77%
	Highest contract charge 0.90% Class IB	$149.80	—	—	—	12.77%
	All contract charges	—	965	$78,725	0.00%	—
2020	Lowest contract charge 0.00% Class IB (c)	$ 13.14	—	—	—	29.20%
	Highest contract charge 0.90% Class IB (d)	$132.84	—	—	—	28.52%
	All contract charges	—	929	$73,318	0.09%	—

EQ/MFS Utilities Series
2023	Lowest contract charge 0.00% Class IB	$ 29.19	—	—	—	(2.37)%
	Highest contract charge 0.00% Class IB	$ 29.19	—	—	—	(2.37)%
	All contract charges	—	180	$4,267	2.03%	—
2022	Lowest contract charge 0.00% Class IB	$ 29.90	—	—	—	0.44%
	Highest contract charge 0.00% Class IB	$ 29.90	—	—	—	0.44%
	All contract charges	—	185	$5,286	5.92%	—
2021	Lowest contract charge 0.00% Class IB	$ 29.77	—	—	—	13.89%
	Highest contract charge 0.00% Class IB	$ 29.77	—	—	—	13.89%
	All contract charges	—	115	$3,402	1.26%	—
2020	Lowest contract charge 0.00% Class IB	$ 26.14	—	—	—	5.57%
	Highest contract charge 0.00% Class IB	$ 26.14	—	—	—	5.57%
	All contract charges	—	103	$2,885	2.46%	—
2019	Lowest contract charge 0.00% Class IB	$ 24.76	—	—	—	24.67%
	Highest contract charge 0.00% Class IB	$ 24.76	—	—	—	24.67%
	All contract charges	—	102	$2,835	3.03%	—

EQ/Mid Cap Index
2023	Lowest contract charge 0.00% Class IA	$708.13	—	—	—	15.75%
	Highest contract charge 0.60% Class IA	$465.56	—	—	—	15.06%
	All contract charges	—	225	$49,938	1.05%	—
2022	Lowest contract charge 0.00% Class IA	$611.77	—	—	—	(13.61)%
	Highest contract charge 0.60% Class IA	$404.62	—	—	—	(14.13)%
	All contract charges	—	226	$45,138	0.98%	—
2021	Lowest contract charge 0.00% Class IA	$708.13	—	—	—	23.88%
	Highest contract charge 0.60% Class IA	$471.18	—	—	—	23.14%
	All contract charges	—	233	$54,330	0.67%	—
2020	Lowest contract charge 0.00% Class IA	$571.62	—	—	—	12.85%
	Highest contract charge 0.60% Class IA	$382.64	—	—	—	12.17%
	All contract charges	—	229	$45,217	1.02%	—
2019	Lowest contract charge 0.00% Class IA	$506.51	—	—	—	25.38%

FSA-153

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Mid Cap Index (Continued)
	Highest contract charge 0.60% Class IA	$341.11	—	—	—	24.63%
	All contract charges	—	222	$41,593	1.12%	—

EQ/Mid Cap Index
2023	Lowest contract charge 0.00% Class IB	$452.31	—	—	—	15.75%
	Highest contract charge 0.90% Class IB	$366.30	—	—	—	14.71%
	All contract charges	—	1,124	$170,072	1.05%	—
2022	Lowest contract charge 0.00% Class IB	$390.76	—	—	—	(13.61)%
	Highest contract charge 0.90% Class IB	$319.32	—	—	—	(14.38)%
	All contract charges	—	811	$145,633	0.98%	—
2021	Lowest contract charge 0.00% Class IB	$452.31	—	—	—	23.88%
	Highest contract charge 0.90% Class IB	$372.97	—	—	—	22.77%
	All contract charges	—	565	$168,343	0.67%	—
2020	Lowest contract charge 0.00% Class IB	$365.11	—	—	—	12.85%
	Highest contract charge 0.90% Class IB	$303.80	—	—	—	11.84%
	All contract charges	—	402	$128,422	1.02%	—
2019	Lowest contract charge 0.00% Class IB	$323.53	—	—	—	25.38%
	Highest contract charge 0.90% Class IB	$271.64	—	—	—	24.25%
	All contract charges	—	391	$118,002	1.12%	—

EQ/Mid Cap Value Managed Volatility
2023	Lowest contract charge 0.00% Class IA	$612.88	—	—	—	13.19%
	Highest contract charge 0.90% Class IA	$448.30	—	—	—	12.18%
	All contract charges	—	365	$176,179	1.44%	—
2022	Lowest contract charge 0.00% Class IA	$541.45	—	—	—	(14.57)%
	Highest contract charge 0.90% Class IA	$399.63	—	—	—	(15.34)%
	All contract charges	—	389	$167,000	0.92%	—
2021	Lowest contract charge 0.00% Class IA	$633.79	—	—	—	27.40%
	Highest contract charge 0.90% Class IA	$472.03	—	—	—	26.26%
	All contract charges	—	421	$207,687	0.57%	—
2020	Lowest contract charge 0.00% Class IA	$497.47	—	—	—	4.96%
	Highest contract charge 0.90% Class IA	$373.87	—	—	—	4.02%
	All contract charges	—	429	$173,860	1.15%	—
2019	Lowest contract charge 0.00% Class IA	$473.94	—	—	—	26.59%
	Highest contract charge 0.90% Class IA	$359.42	—	—	—	25.45%
	All contract charges	—	462	$179,371	1.35%	—
EQ/Mid Cap Value Managed Volatility
2023	Lowest contract charge 0.00% Class IB	$568.08	—	—	—	13.19%
	Highest contract charge 0.00% Class IB	$568.08	—	—	—	13.19%
	All contract charges	—	71	$17,230	1.44%	—
2022	Lowest contract charge 0.00% Class IB	$501.87	—	—	—	(14.57)%
	Highest contract charge 0.00% Class IB	$501.87	—	—	—	(14.57)%
	All contract charges	—	54	$15,621	0.92%	—
2021	Lowest contract charge 0.00% Class IB	$587.46	—	—	—	27.40%
	Highest contract charge 0.00% Class IB	$587.46	—	—	—	27.40%
	All contract charges	—	45	$18,877	0.57%	—
2020	Lowest contract charge 0.00% Class IB	$461.11	—	—	—	4.97%
	Highest contract charge 0.00% Class IB	$461.11	—	—	—	4.97%
	All contract charges	—	43	$15,181	1.15%	—
2019	Lowest contract charge 0.00% Class IB	$439.29	—	—	—	26.59%
	Highest contract charge 0.00% Class IB	$439.29	—	—	—	26.59%
	All contract charges	—	33	$14,469	1.35%	—

EQ/Moderate Allocation
2023	Lowest contract charge 0.00% Class IA	$520.93	—	—	—	12.35%
	Highest contract charge 0.90% Class IA	$425.03	—	—	—	11.34%
	All contract charges	—	995	$551,794	1.88%	—
2022	Lowest contract charge 0.00% Class IA	$463.66	—	—	—	(15.47)%

FSA-154

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Moderate Allocation (Continued)
	Highest contract charge 0.90% Class IA	$381.73	—	—	—	(16.23)%
	All contract charges	—	1,160	$539,229	1.23%	—
2021	Lowest contract charge 0.00% Class IA	$548.50	—	—	—	8.42%
	Highest contract charge 0.90% Class IA	$455.68	—	—	—	7.44%
	All contract charges	—	1,198	$693,170	2.54%	—
2020	Lowest contract charge 0.00% Class IA	$505.91	—	—	—	11.26%
	Highest contract charge 0.90% Class IA	$424.11	—	—	—	10.26%
	All contract charges	—	1,238	$690,114	2.17%	—
2019	Lowest contract charge 0.00% Class IA	$454.71	—	—	—	15.53%
	Highest contract charge 0.90% Class IA	$384.65	—	—	—	14.50%
	All contract charges	—	1,254	$684,021	1.59%	—

EQ/Moderate Allocation
2023	Lowest contract charge 0.00% Class IB	$256.49	—	—	—	12.35%
	Highest contract charge 0.60% Class IB	$225.87	—	—	—	11.68%
	All contract charges	—	1,212	$157,407	1.88%	—
2022	Lowest contract charge 0.00% Class IB	$228.29	—	—	—	(15.47)%
	Highest contract charge 0.60% Class IB	$202.25	—	—	—	(15.97)%
	All contract charges	—	1,016	$151,389	1.23%	—
2021	Lowest contract charge 0.00% Class IB	$270.06	—	—	—	8.42%
	Highest contract charge 0.60% Class IB	$240.70	—	—	—	7.77%
	All contract charges	—	859	$182,147	2.54%	—
2020	Lowest contract charge 0.00% Class IB	$249.09	—	—	—	11.26%
	Highest contract charge 0.60% Class IB	$223.35	—	—	—	10.59%
	All contract charges	—	816	$173,108	2.17%	—
2019	Lowest contract charge 0.00% Class IB	$223.88	—	—	—	15.53%
	Highest contract charge 0.60% Class IB	$201.96	—	—	—	14.85%
	All contract charges	—	761	$164,652	1.59%	—

EQ/Moderate Growth Strategy
2023	Lowest contract charge 0.00% Class IB	$236.32	—	—	—	14.86%
	Highest contract charge 0.00% Class IB	$236.32	—	—	—	14.86%
	All contract charges	—	607	$143,509	1.48%	—
2022	Lowest contract charge 0.00% Class IB	$205.74	—	—	—	(16.48)%
	Highest contract charge 0.00% Class IB	$205.74	—	—	—	(16.48)%
	All contract charges	—	618	$127,146	0.90%	—
2021	Lowest contract charge 0.00% Class IB	$246.34	—	—	—	11.88%
	Highest contract charge 0.00% Class IB	$246.34	—	—	—	11.88%
	All contract charges	—	637	$156,950	2.04%	—
2020	Lowest contract charge 0.00% Class IB	$220.18	—	—	—	12.38%
	Highest contract charge 0.00% Class IB	$220.18	—	—	—	12.38%
	All contract charges	—	640	$140,860	1.95%	—
2019	Lowest contract charge 0.00% Class IB	$195.92	—	—	—	17.98%
	Highest contract charge 0.00% Class IB	$195.92	—	—	—	17.98%
	All contract charges	—	648	$127,003	1.56%	—

EQ/Moderate-Plus Allocation
2023	Lowest contract charge 0.00% Class IA	$328.24	—	—	—	15.33%
	Highest contract charge 0.90% Class IA	$273.34	—	—	—	14.29%
	All contract charges	—	1,147	$177,674	1.65%	—
2022	Lowest contract charge 0.00% Class IA	$284.62	—	—	—	(17.06)%
	Highest contract charge 0.90% Class IA	$239.17	—	—	—	(17.80)%
	All contract charges	—	1,208	$164,019	1.06%	—
2021	Lowest contract charge 0.00% Class IA	$343.15	—	—	—	12.68%
	Highest contract charge 0.90% Class IA	$290.96	—	—	—	11.66%
	All contract charges	—	1,261	$209,999	3.50%	—
2020	Lowest contract charge 0.00% Class IA	$304.54	—	—	—	14.10%
	Highest contract charge 0.90% Class IA	$260.57	—	—	—	13.07%

FSA-155

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Moderate-Plus Allocation (Continued)
	All contract charges	—	1,270	$193,066	2.53%	—
2019	Lowest contract charge 0.00% Class IA	$266.91	—	—	—	19.99%
	Highest contract charge 0.90% Class IA	$230.44	—	—	—	18.91%
	All contract charges	—	1,306	$182,308	1.58%	—

EQ/Moderate-Plus Allocation
2023	Lowest contract charge 0.00% Class IB	$321.54	—	—	—	15.33%
	Highest contract charge 0.60% Class IB	$284.66	—	—	—	14.63%
	All contract charges	—	1,843	$299,818	1.65%	—
2022	Lowest contract charge 0.00% Class IB	$278.81	—	—	—	(17.06)%
	Highest contract charge 0.60% Class IB	$248.32	—	—	—	(17.55)%
	All contract charges	—	1,691	$269,132	1.06%	—
2021	Lowest contract charge 0.00% Class IB	$336.15	—	—	—	12.68%
	Highest contract charge 0.60% Class IB	$301.19	—	—	—	12.00%
	All contract charges	—	1,307	$330,016	3.50%	—
2020	Lowest contract charge 0.00% Class IB	$298.33	—	—	—	14.10%
	Highest contract charge 0.60% Class IB	$268.92	—	—	—	13.42%
	All contract charges	—	1,062	$295,380	2.53%	—
2019	Lowest contract charge 0.00% Class IB	$261.46	—	—	—	19.99%
	Highest contract charge 0.60% Class IB	$237.11	—	—	—	19.28%
	All contract charges	—	1,036	$267,122	1.58%	—

EQ/Money Market
2023	Lowest contract charge 0.00% Class IA	$188.29	—	—	—	4.46%
	Highest contract charge 0.90% Class IA	$153.63	—	—	—	3.52%
	All contract charges	—	2,979	$371,798	4.40%	—
2022	Lowest contract charge 0.00% Class IA	$180.25	—	—	—	1.09%
	Highest contract charge 0.90% Class IA	$148.40	—	—	—	0.18%
	All contract charges	—	1,943	$189,825	1.19%	—
2021	Lowest contract charge 0.00% Class IA	$178.31	—	—	—	0.19%
	Highest contract charge 0.90% Class IA	$148.13	—	—	—	(0.72)%
	All contract charges	—	1,435	$104,556	0.00%	—
2020	Lowest contract charge 0.00% Class IA	$177.98	—	—	—	0.20%
	Highest contract charge 0.90% Class IA	$149.20	—	—	—	(0.70)%
	All contract charges	—	1,626	$111,117	0.18%	—
2019	Lowest contract charge 0.00% Class IA	$177.62	—	—	—	1.52%
	Highest contract charge 0.90% Class IA	$150.25	—	—	—	0.60%
	All contract charges	—	2,082	$100,472	1.50%	—

EQ/Money Market
2023	Lowest contract charge 0.00% Class IB	$143.88	—	—	—	4.45%
	Highest contract charge 0.60% Class IB	$129.75	—	—	—	3.83%
	All contract charges	—	3,004	$101,841	4.40%	—
2022	Lowest contract charge 0.00% Class IB	$137.75	—	—	—	1.09%
	Highest contract charge 0.60% Class IB	$124.96	—	—	—	0.48%
	All contract charges	—	1,151	$65,119	1.19%	—
2021	Lowest contract charge 0.00% Class IB	$136.26	—	—	—	0.18%
	Highest contract charge 0.60% Class IB	$124.36	—	—	—	(0.42)%
	All contract charges	—	909	$58,332	0.00%	—
2020	Lowest contract charge 0.00% Class IB	$136.01	—	—	—	0.21%
	Highest contract charge 0.60% Class IB	$124.88	—	—	—	(0.40)%
	All contract charges	—	635	$52,815	0.18%	—
2019	Lowest contract charge 0.00% Class IB	$135.73	—	—	—	1.52%
	Highest contract charge 0.60% Class IB	$125.38	—	—	—	0.91%
	All contract charges	—	426	$55,856	1.50%	—

EQ/Morgan Stanley Small Cap Growth
2023	Lowest contract charge 0.00% Class IB	$138.33	—	—	—	34.41%
	Highest contract charge 0.90% Class IB	$133.89	—	—	—	33.20%

FSA-156

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Morgan Stanley Small Cap Growth (Continued)
	All contract charges	—	426	$36,428	0.00%	—
2022	Lowest contract charge 0.00% Class IB	$102.92	—	—	—	(44.16)%
	Highest contract charge 0.90% Class IB	$100.52	—	—	—	(44.67)%
	All contract charges	—	315	$24,019	0.01%	—
2021	Lowest contract charge 0.00% Class IB	$184.32	—	—	—	2.75%
	Highest contract charge 0.90% Class IB	$181.66	—	—	—	1.83%
	All contract charges	—	266	$44,103	0.00%	—
2020	Lowest contract charge 0.00% Class IB (c)	$179.38	—	—	—	75.38%
	Highest contract charge 0.90% Class IB (e)	$178.39	—	—	—	74.52%
	All contract charges	—	224	$39,182	0.00%	—

EQ/PIMCO Global Real Return
2023	Lowest contract charge 0.00% Class IB	$101.86	—	—	—	4.29%
	Highest contract charge 0.00% Class IB	$101.86	—	—	—	4.29%
	All contract charges	—	35	$705	1.56%	—
2022	Lowest contract charge 0.00% Class IB	$ 97.67	—	—	—	(16.03)%
	Highest contract charge 0.00% Class IB	$ 97.67	—	—	—	(16.03)%
	All contract charges	—	24	$478	13.54%	—
2021	Lowest contract charge 0.00% Class IB	$116.31	—	—	—	4.19%
	Highest contract charge 0.00% Class IB	$116.31	—	—	—	4.19%
	All contract charges	—	8	$170	18.22%	—
2020	Lowest contract charge 0.00% Class IB	$111.63	—	—	—	10.52%
	Highest contract charge 0.00% Class IB	$111.63	—	—	—	10.52%
	All contract charges	—	—	$28	0.00%	—
2019	Lowest contract charge 0.00% Class IB (a)	$101.00	—	—	—	0.52%
	Highest contract charge 0.00% Class IB (a)	$101.00	—	—	—	0.52%
	All contract charges	—	—	$—	11.94%	—

EQ/PIMCO Real Return
2023	Lowest contract charge 0.00% Class IB	$143.73	—	—	—	3.59%
	Highest contract charge 0.90% Class IB	$127.00	—	—	—	2.66%
	All contract charges	—	501	$33,709	1.15%	—
2022	Lowest contract charge 0.00% Class IB	$138.75	—	—	—	(11.40)%
	Highest contract charge 0.90% Class IB	$123.71	—	—	—	(12.20)%
	All contract charges	—	502	$34,004	6.18%	—
2021	Lowest contract charge 0.00% Class IB	$156.60	—	—	—	5.32%
	Highest contract charge 0.90% Class IB	$140.90	—	—	—	4.38%
	All contract charges	—	490	$35,999	4.03%	—
2020	Lowest contract charge 0.00% Class IB	$148.69	—	—	—	11.34%
	Highest contract charge 0.90% Class IB	$134.99	—	—	—	10.34%
	All contract charges	—	342	$31,066	1.44%	—
2019	Lowest contract charge 0.00% Class IB	$133.54	—	—	—	8.39%
	Highest contract charge 0.90% Class IB	$122.34	—	—	—	7.42%
	All contract charges	—	306	$25,573	1.99%	—

EQ/PIMCO Total Return ESG
2023	Lowest contract charge 0.00% Class IB	$137.29	—	—	—	5.64%
	Highest contract charge 0.90% Class IB	$121.31	—	—	—	4.69%
	All contract charges	—	1,113	$73,507	2.74%	—
2022	Lowest contract charge 0.00% Class IB	$129.96	—	—	—	(14.00)%
	Highest contract charge 0.90% Class IB	$115.87	—	—	—	(14.78)%
	All contract charges	—	1,008	$69,934	3.18%	—
2021	Lowest contract charge 0.00% Class IB	$151.12	—	—	—	(1.42)%
	Highest contract charge 0.90% Class IB	$135.96	—	—	—	(2.31)%
	All contract charges	—	953	$82,552	1.66%	—
2020	Lowest contract charge 0.00% Class IB	$153.30	—	—	—	8.63%
	Highest contract charge 0.90% Class IB	$139.18	—	—	—	7.66%
	All contract charges	—	916	$88,922	1.85%	—

FSA-157

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/PIMCO Total Return ESG (Continued)
2019	Lowest contract charge 0.00% Class IB	$141.12	—	—	—	8.61%
	Highest contract charge 0.90% Class IB	$129.28	—	—	—	7.63%
	All contract charges	—	856	$81,032	2.10%	—

EQ/PIMCO Ultra Short Bond
2023	Lowest contract charge 0.00% Class IA	$131.39	—	—	—	5.64%
	Highest contract charge 0.90% Class IA	$112.98	—	—	—	4.68%
	All contract charges	—	114	$13,982	4.57%	—
2022	Lowest contract charge 0.00% Class IA	$124.38	—	—	—	(0.61)%
	Highest contract charge 0.90% Class IA	$107.93	—	—	—	(1.50)%
	All contract charges	—	108	$12,717	1.36%	—
2021	Lowest contract charge 0.00% Class IA	$125.14	—	—	—	(0.45)%
	Highest contract charge 0.90% Class IA	$109.57	—	—	—	(1.35)%
	All contract charges	—	127	$15,092	0.43%	—
2020	Lowest contract charge 0.00% Class IA	$125.71	—	—	—	1.11%
	Highest contract charge 0.90% Class IA	$111.07	—	—	—	0.21%
	All contract charges	—	124	$14,858	0.70%	—
2019	Lowest contract charge 0.00% Class IA	$124.33	—	—	—	2.55%
	Highest contract charge 0.90% Class IA	$110.84	—	—	—	1.62%
	All contract charges	—	124	$14,617	2.25%	—

EQ/PIMCO Ultra Short Bond
2023	Lowest contract charge 0.00% Class IB	$134.65	—	—	—	5.63%
	Highest contract charge 0.60% Class IB	$118.19	—	—	—	4.99%
	All contract charges	—	346	$26,797	4.57%	—
2022	Lowest contract charge 0.00% Class IB	$127.47	—	—	—	(0.61)%
	Highest contract charge 0.60% Class IB	$112.57	—	—	—	(1.19)%
	All contract charges	—	215	$19,886	1.36%	—
2021	Lowest contract charge 0.00% Class IB	$128.25	—	—	—	(0.45)%
	Highest contract charge 0.60% Class IB	$113.93	—	—	—	(1.06)%
	All contract charges	—	179	$19,500	0.43%	—
2020	Lowest contract charge 0.00% Class IB	$128.83	—	—	—	1.11%
	Highest contract charge 0.60% Class IB	$115.15	—	—	—	0.52%
	All contract charges	—	145	$17,313	0.70%	—
2019	Lowest contract charge 0.00% Class IB	$127.42	—	—	—	2.56%
	Highest contract charge 0.60% Class IB	$114.56	—	—	—	1.93%
	All contract charges	—	139	$17,320	2.25%	—

EQ/Quality Bond PLUS
2023	Lowest contract charge 0.00% Class IA	$263.85	—	—	—	4.22%
	Highest contract charge 0.90% Class IA	$189.35	—	—	—	3.28%
	All contract charges	—	207	$19,400	2.19%	—
2022	Lowest contract charge 0.00% Class IA	$253.16	—	—	—	(10.21)%
	Highest contract charge 0.90% Class IA	$183.33	—	—	—	(11.01)%
	All contract charges	—	204	$18,392	0.64%	—
2021	Lowest contract charge 0.00% Class IA	$281.95	—	—	—	(2.11)%
	Highest contract charge 0.90% Class IA	$206.02	—	—	—	(3.00)%
	All contract charges	—	226	$22,967	0.75%	—
2020	Lowest contract charge 0.00% Class IA	$288.04	—	—	—	5.97%
	Highest contract charge 0.90% Class IA	$212.39	—	—	—	5.02%
	All contract charges	—	189	$25,236	1.33%	—
2019	Lowest contract charge 0.00% Class IA	$271.80	—	—	—	5.63%
	Highest contract charge 0.90% Class IA	$202.23	—	—	—	4.68%
	All contract charges	—	176	$22,553	1.54%	—

EQ/Quality Bond PLUS
2023	Lowest contract charge 0.00% Class IB	$178.04	—	—	—	4.23%
	Highest contract charge 0.60% Class IB	$153.23	—	—	—	3.60%
	All contract charges	—	106	$17,247	2.19%	—

FSA-158

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Quality Bond PLUS (Continued)
2022	Lowest contract charge 0.00% Class IB	$170.82	—	—	—	(10.21)%
	Highest contract charge 0.60% Class IB	$147.91	—	—	—	(10.75)%
	All contract charges	—	105	$16,425	0.64%	—
2021	Lowest contract charge 0.00% Class IB	$190.25	—	—	—	(2.11)%
	Highest contract charge 0.60% Class IB	$165.72	—	—	—	(2.71)%
	All contract charges	—	107	$18,788	0.75%	—
2020	Lowest contract charge 0.00% Class IB	$194.36	—	—	—	5.98%
	Highest contract charge 0.60% Class IB	$170.33	—	—	—	5.34%
	All contract charges	—	108	$19,417	1.33%	—
2019	Lowest contract charge 0.00% Class IB	$183.40	—	—	—	5.63%
	Highest contract charge 0.60% Class IB	$161.70	—	—	—	5.00%
	All contract charges	—	112	$18,800	1.54%	—

EQ/Small Company Index
2023	Lowest contract charge 0.00% Class IA	$739.80	—	—	—	16.80%
	Highest contract charge 0.90% Class IA	$539.69	—	—	—	15.76%
	All contract charges	—	237	$67,558	1.20%	—
2022	Lowest contract charge 0.00% Class IA	$633.37	—	—	—	(19.81)%
	Highest contract charge 0.90% Class IA	$466.23	—	—	—	(20.54)%
	All contract charges	—	243	$60,178	0.93%	—
2021	Lowest contract charge 0.00% Class IA	$789.88	—	—	—	15.06%
	Highest contract charge 0.90% Class IA	$586.72	—	—	—	14.03%
	All contract charges	—	233	$77,641	0.67%	—
2020	Lowest contract charge 0.00% Class IA	$686.49	—	—	—	19.73%
	Highest contract charge 0.90% Class IA	$514.55	—	—	—	18.66%
	All contract charges	—	211	$63,268	1.07%	—
2019	Lowest contract charge 0.00% Class IA	$573.36	—	—	—	25.21%
	Highest contract charge 0.90% Class IA	$433.65	—	—	—	24.08%
	All contract charges	—	230	$56,399	1.11%	—

EQ/Small Company Index
2023	Lowest contract charge 0.00% Class IB	$537.10	—	—	—	16.80%
	Highest contract charge 0.90% Class IB	$471.69	—	—	—	15.75%
	All contract charges	—	819	$86,493	1.20%	—
2022	Lowest contract charge 0.00% Class IB	$459.83	—	—	—	(19.81)%
	Highest contract charge 0.90% Class IB	$407.49	—	—	—	(20.53)%
	All contract charges	—	491	$68,582	0.93%	—
2021	Lowest contract charge 0.00% Class IB	$573.46	—	—	—	15.06%
	Highest contract charge 0.90% Class IB	$512.79	—	—	—	14.02%
	All contract charges	—	274	$78,603	0.67%	—
2020	Lowest contract charge 0.00% Class IB	$498.40	—	—	—	19.73%
	Highest contract charge 0.90% Class IB	$449.72	—	—	—	18.66%
	All contract charges	—	157	$65,897	1.07%	—
2019	Lowest contract charge 0.00% Class IB	$416.26	—	—	—	25.21%
	Highest contract charge 0.90% Class IB	$379.01	—	—	—	24.08%
	All contract charges	—	128	$53,095	1.11%	—

EQ/T. Rowe Price Health Sciences
2023	Lowest contract charge 0.00% Class IB	$ 62.84	—	—	—	3.97%
	Highest contract charge 0.00% Class IB	$ 62.84	—	—	—	3.97%
	All contract charges	—	433	$18,206	0.00%	—
2022	Lowest contract charge 0.00% Class IB	$ 60.44	—	—	—	(13.38)%
	Highest contract charge 0.00% Class IB	$ 60.44	—	—	—	(13.38)%
	All contract charges	—	334	$14,700	0.00%	—
2021	Lowest contract charge 0.00% Class IB	$ 69.78	—	—	—	9.51%
	Highest contract charge 0.00% Class IB	$ 69.78	—	—	—	9.51%
	All contract charges	—	230	$14,302	0.00%	—
2020	Lowest contract charge 0.00% Class IB	$ 63.72	—	—	—	26.91%

FSA-159

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/T. Rowe Price Health Sciences (Continued)
	Highest contract charge 0.00% Class IB	$ 63.72	—	—	—	26.91%
	All contract charges	—	158	$10,848	0.00%	—
2019	Lowest contract charge 0.00% Class IB	$ 50.21	—	—	—	28.32%
	Highest contract charge 0.00% Class IB	$ 50.21	—	—	—	28.32%
	All contract charges	—	121	$7,496	0.00%	—

EQ/Value Equity
2023	Lowest contract charge 0.00% Class IA	$581.75	—	—	—	19.52%
	Highest contract charge 0.60% Class IA	$515.06	—	—	—	18.81%
	All contract charges	—	229	$43,396	1.18%	—
2022	Lowest contract charge 0.00% Class IA	$486.73	—	—	—	(15.11)%
	Highest contract charge 0.60% Class IA	$433.53	—	—	—	(15.62)%
	All contract charges	—	248	$38,916	1.05%	—
2021	Lowest contract charge 0.00% Class IA	$573.38	—	—	—	25.37%
	Highest contract charge 0.60% Class IA	$513.78	—	—	—	24.62%
	All contract charges	—	254	$48,378	0.68%	—
2020	Lowest contract charge 0.00% Class IA	$457.34	—	—	—	2.82%
	Highest contract charge 0.60% Class IA	$412.28	—	—	—	2.20%
	All contract charges	—	251	$39,981	1.96%	—
2019	Lowest contract charge 0.00% Class IA	$444.81	—	—	—	23.43%
	Highest contract charge 0.60% Class IA	$403.40	—	—	—	22.69%
	All contract charges	—	247	$40,507	1.92%	—
EQ/Value Equity
2023	Lowest contract charge 0.00% Class IB	$765.67	—	—	—	19.52%
	Highest contract charge 0.90% Class IB	$601.67	—	—	—	18.45%
	All contract charges	—	367	$182,589	1.18%	—
2022	Lowest contract charge 0.00% Class IB	$640.62	—	—	—	(15.11)%
	Highest contract charge 0.90% Class IB	$507.96	—	—	—	(15.87)%
	All contract charges	—	345	$159,860	1.05%	—
2021	Lowest contract charge 0.00% Class IB	$754.65	—	—	—	25.37%
	Highest contract charge 0.90% Class IB	$603.81	—	—	—	24.24%
	All contract charges	—	331	$202,308	0.68%	—
2020	Lowest contract charge 0.00% Class IB	$601.93	—	—	—	2.82%
	Highest contract charge 0.90% Class IB	$485.99	—	—	—	1.89%
	All contract charges	—	325	$168,927	1.96%	—
2019	Lowest contract charge 0.00% Class IB	$585.44	—	—	—	23.44%
	Highest contract charge 0.90% Class IB	$476.96	—	—	—	22.32%
	All contract charges	—	321	$167,995	1.92%	—

EQ/Wellington Energy
2023	Lowest contract charge 0.00% Class IB	$ 8.75	—	—	—	6.06%
	Highest contract charge 0.90% Class IB	$ 77.32	—	—	—	5.07%
	All contract charges	—	1,052	$24,560	3.20%	—
2022	Lowest contract charge 0.00% Class IB	$ 8.25	—	—	—	32.42%
	Highest contract charge 0.90% Class IB	$ 73.59	—	—	—	31.22%
	All contract charges	—	1,180	$26,842	4.80%	—
2021	Lowest contract charge 0.00% Class IB	$ 6.23	—	—	—	35.43%
	Highest contract charge 0.90% Class IB	$ 56.08	—	—	—	34.39%
	All contract charges	—	476	$15,210	3.31%	—
2020	Lowest contract charge 0.00% Class IB	$ 4.60	—	—	—	(37.24)%
	Highest contract charge 0.90% Class IB	$ 41.73	—	—	—	(37.89)%
	All contract charges	—	383	$10,094	3.79%	—
2019	Lowest contract charge 0.00% Class IB	$ 7.33	—	—	—	0.96%
	Highest contract charge 0.90% Class IB	$ 67.19	—	—	—	0.09%
	All contract charges	—	275	$11,061	0.99%	—

Equitable Conservative Growth MF/ETF
2023	Lowest contract charge 0.00% Class IB	$167.20	—	—	—	9.91%

FSA-160

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Equitable Conservative Growth MF/ETF (Continued)
	Highest contract charge 0.80% Class IB	$153.50	—	—	—	9.04%
	All contract charges	—	178	$ 15,881	2.62%	—
2022	Lowest contract charge 0.00% Class IB	$152.12	—	—	—	(12.45)%
	Highest contract charge 0.80% Class IB	$140.78	—	—	—	(13.15)%
	All contract charges	—	168	$ 15,553	1.77%	—
2021	Lowest contract charge 0.00% Class IB	$173.75	—	—	—	10.11%
	Highest contract charge 0.80% Class IB	$162.09	—	—	—	9.23%
	All contract charges	—	174	$ 16,775	0.60%	—
2020	Lowest contract charge 0.00% Class IB	$157.79	—	—	—	13.11%
	Highest contract charge 0.90% Class IB	$147.26	—	—	—	12.10%
	All contract charges	—	154	$14,768	1.03%	—
2019	Lowest contract charge 0.00% Class IB	$139.50	—	—	—	18.10%
	Highest contract charge 0.90% Class IB	$131.36	—	—	—	17.03%
	All contract charges	—	144	$13,015	2.12%	—

Fidelity® VIP Asset Manager: Growth Portfolio
2023	Lowest contract charge 0.00% Service Class 2	$392.47	—	—	—	16.05%
	Highest contract charge 0.00% Service Class 2	$392.47	—	—	—	16.05%
	All contract charges	—	141	$ 3,304	2.07%	—
2022	Lowest contract charge 0.00% Service Class 2	$338.20	—	—	—	(17.05)%
	Highest contract charge 0.00% Service Class 2	$338.20	—	—	—	(17.05)%
	All contract charges	—	45	$ 1,638	1.87%	—
2021	Lowest contract charge 0.00% Service Class 2	$407.70	—	—	—	13.69%
	Highest contract charge 0.00% Service Class 2	$407.70	—	—	—	13.69%
	All contract charges	—	19	$ 1,564	1.21%	—
2020	Lowest contract charge 0.00% Service Class 2	$358.62	—	—	—	16.95%
	Highest contract charge 0.00% Service Class 2	$358.62	—	—	—	16.95%
	All contract charges	—	14	$ 1,329	0.91%	—
2019	Lowest contract charge 0.00% Service Class 2	$306.65	—	—	—	22.49%
	Highest contract charge 0.00% Service Class 2	$306.65	—	—	—	22.49%
	All contract charges	—	13	$ 1,209	1.26%	—

Fidelity® VIP Equity-Income Portfolio
2023	Lowest contract charge 0.00% Service Class 2	$529.53	—	—	—	10.38%
	Highest contract charge 0.00% Service Class 2	$529.53	—	—	—	10.38%
	All contract charges	—	107	$ 7,379	1.46%	—
2022	Lowest contract charge 0.00% Service Class 2	$479.74	—	—	—	(5.24)%
	Highest contract charge 0.00% Service Class 2	$479.74	—	—	—	(5.24)%
	All contract charges	—	109	$ 6,817	2.05%	—
2021	Lowest contract charge 0.00% Service Class 2	$506.29	—	—	—	24.60%
	Highest contract charge 0.00% Service Class 2	$506.29	—	—	—	24.60%
	All contract charges	—	104	$ 5,421	1.74%	—
2020	Lowest contract charge 0.00% Service Class 2	$406.32	—	—	—	6.44%
	Highest contract charge 0.00% Service Class 2	$406.32	—	—	—	6.44%
	All contract charges	—	65	$ 2,968	1.75%	—
2019	Lowest contract charge 0.00% Service Class 2	$381.73	—	—	—	27.10%
	Highest contract charge 0.00% Service Class 2	$381.73	—	—	—	27.10%
	All contract charges	—	59	$ 2,414	1.97%	—

Fidelity® VIP Government Money Market Portfolio
2023	Lowest contract charge 0.00% Service Class 2	$110.42	—	—	—	4.64%
	Highest contract charge 0.00% Service Class 2	$110.42	—	—	—	4.64%
	All contract charges	—	194	$ 2,276	4.51%	—
2022	Lowest contract charge 0.00% Service Class 2	$105.52	—	—	—	1.27%
	Highest contract charge 0.00% Service Class 2	$105.52	—	—	—	1.27%
	All contract charges	—	133	$ 2,078	1.13%	—
2021	Lowest contract charge 0.00% Service Class 2	$104.20	—	—	—	0.01%
	Highest contract charge 0.00% Service Class 2	$104.20	—	—	—	0.01%

FSA-161

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Government Money Market Portfolio (Continued)
	All contract charges	—	132	$2,269	0.01%	—
2020	Lowest contract charge 0.00% Service Class 2	$104.19	—	—	—	0.23%
	Highest contract charge 0.00% Service Class 2	$104.19	—	—	—	0.23%
	All contract charges	—	106	$2,199	0.20%	—
2019	Lowest contract charge 0.00% Service Class 2	$103.95	—	—	—	1.77%
	Highest contract charge 0.00% Service Class 2	$103.95	—	—	—	1.77%
	All contract charges	—	109	$1,568	1.74%	—

Fidelity® VIP Growth & Income Portfolio
2023	Lowest contract charge 0.00% Service Class 2	$588.32	—	—	—	18.37%
	Highest contract charge 0.90% Service Class 2	$382.65	—	—	—	17.30%
	All contract charges	—	569	$34,930	1.66%	—
2022	Lowest contract charge 0.00% Service Class 2	$497.03	—	—	—	(5.17)%
	Highest contract charge 0.90% Service Class 2	$326.21	—	—	—	(6.02)%
	All contract charges	—	380	$24,195	1.65%	—
2021	Lowest contract charge 0.00% Service Class 2	$524.15	—	—	—	25.64%
	Highest contract charge 0.90% Service Class 2	$347.12	—	—	—	24.51%
	All contract charges	—	178	$20,279	2.35%	—
2020	Lowest contract charge 0.00% Service Class 2	$417.19	—	—	—	7.60%
	Highest contract charge 0.90% Service Class 2	$278.79	—	—	—	6.62%
	All contract charges	—	115	$13,488	1.99%	—
2019	Lowest contract charge 0.00% Service Class 2	$387.74	—	—	—	29.68%
	Highest contract charge 0.90% Service Class 2	$261.47	—	—	—	28.51%
	All contract charges	—	97	$11,521	3.48%	—

Fidelity® VIP High Income Portfolio
2023	Lowest contract charge 0.00% Service Class 2	$302.57	—	—	—	10.24%
	Highest contract charge 0.00% Service Class 2	$302.57	—	—	—	10.24%
	All contract charges	—	79	$3,601	5.38%	—
2022	Lowest contract charge 0.00% Service Class 2	$274.47	—	—	—	(11.67)%
	Highest contract charge 0.00% Service Class 2	$274.47	—	—	—	(11.67)%
	All contract charges	—	76	$3,045	5.06%	—
2021	Lowest contract charge 0.00% Service Class 2	$310.75	—	—	—	4.29%
	Highest contract charge 0.00% Service Class 2	$310.75	—	—	—	4.29%
	All contract charges	—	74	$3,420	5.79%	—
2020	Lowest contract charge 0.00% Service Class 2	$297.96	—	—	—	2.42%
	Highest contract charge 0.00% Service Class 2	$297.96	—	—	—	2.42%
	All contract charges	—	69	$2,772	4.75%	—
2019	Lowest contract charge 0.00% Service Class 2	$290.91	—	—	—	14.77%
	Highest contract charge 0.00% Service Class 2	$290.91	—	—	—	14.77%
	All contract charges	—	68	$3,285	5.34%	—

Fidelity® VIP Investment Grade Bond Portfolio
2023	Lowest contract charge 0.00% Service Class 2	$192.25	—	—	—	6.00%
	Highest contract charge 0.00% Service Class 2	$192.25	—	—	—	6.00%
	All contract charges	—	750	$19,889	2.49%	—
2022	Lowest contract charge 0.00% Service Class 2	$181.37	—	—	—	(13.21)%
	Highest contract charge 0.00% Service Class 2	$181.37	—	—	—	(13.21)%
	All contract charges	—	777	$19,359	2.12%	—
2021	Lowest contract charge 0.00% Service Class 2	$208.98	—	—	—	(0.90)%
	Highest contract charge 0.00% Service Class 2	$208.98	—	—	—	(0.90)%
	All contract charges	—	805	$24,112	1.29%	—
2020	Lowest contract charge 0.00% Service Class 2	$210.87	—	—	—	9.16%
	Highest contract charge 0.00% Service Class 2	$210.87	—	—	—	9.16%
	All contract charges	—	949	$57,788	2.09%	—
2019	Lowest contract charge 0.00% Service Class 2	$193.17	—	—	—	9.41%
	Highest contract charge 0.00% Service Class 2	$193.17	—	—	—	9.41%
	All contract charges	—	929	$41,574	2.65%	—

FSA-162

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Mid Cap Portfolio
2023	Lowest contract charge 0.00% Service Class 2	$880.56	—	—	—	14.80%
	Highest contract charge 0.90% Service Class 2	$295.97	—	—	—	13.77%
	All contract charges	—	357	$43,714	0.39%	—
2022	Lowest contract charge 0.00% Service Class 2	$767.03	—	—	—	(14.97)%
	Highest contract charge 0.90% Service Class 2	$260.14	—	—	—	(15.73)%
	All contract charges	—	336	$39,148	0.26%	—
2021	Lowest contract charge 0.00% Service Class 2	$902.03	—	—	—	25.30%
	Highest contract charge 0.90% Service Class 2	$308.71	—	—	—	24.18%
	All contract charges	—	320	$49,646	0.38%	—
2020	Lowest contract charge 0.00% Service Class 2	$719.87	—	—	—	17.87%
	Highest contract charge 0.90% Service Class 2	$248.60	—	—	—	16.81%
	All contract charges	—	290	$39,241	0.41%	—
2019	Lowest contract charge 0.00% Service Class 2	$610.74	—	—	—	23.17%
	Highest contract charge 0.90% Service Class 2	$212.83	—	—	—	22.06%
	All contract charges	—	262	$32,751	0.67%	—

Fidelity® VIP Value Portfolio
2023	Lowest contract charge 0.00% Service Class 2	$611.37	—	—	—	19.47%
	Highest contract charge 0.00% Service Class 2	$611.37	—	—	—	19.47%
	All contract charges	—	259	$6,360	1.27%	—
2022	Lowest contract charge 0.00% Service Class 2	$511.74	—	—	—	(4.29)%
	Highest contract charge 0.00% Service Class 2	$511.74	—	—	—	(4.29)%
	All contract charges	—	162	$3,825	1.45%	—
2021	Lowest contract charge 0.00% Service Class 2	$534.67	—	—	—	29.72%
	Highest contract charge 0.00% Service Class 2	$534.67	—	—	—	29.72%
	All contract charges	—	80	$2,591	1.82%	—
2020	Lowest contract charge 0.00% Service Class 2	$412.18	—	—	—	6.02%
	Highest contract charge 0.00% Service Class 2	$412.18	—	—	—	6.02%
	All contract charges	—	29	$1,349	1.31%	—
2019	Lowest contract charge 0.00% Service Class 2	$388.77	—	—	—	31.88%
	Highest contract charge 0.00% Service Class 2	$388.77	—	—	—	31.88%
	All contract charges	—	25	$1,133	1.22%	—

Fidelity® VIP Value Strategies Portfolio
2023	Lowest contract charge 0.00% Service Class 2	$765.04	—	—	—	20.61%
	Highest contract charge 0.00% Service Class 2	$765.04	—	—	—	20.61%
	All contract charges	—	15	$1,212	1.01%	—
2022	Lowest contract charge 0.00% Service Class 2	$634.32	—	—	—	(7.35)%
	Highest contract charge 0.00% Service Class 2	$634.32	—	—	—	(7.35)%
	All contract charges	—	15	$993	1.07%	—
2021	Lowest contract charge 0.00% Service Class 2	$684.63	—	—	—	33.34%
	Highest contract charge 0.00% Service Class 2	$684.63	—	—	—	33.34%
	All contract charges	—	12	$847	1.86%	—
2020	Lowest contract charge 0.00% Service Class 2	$513.44	—	—	—	8.02%
	Highest contract charge 0.00% Service Class 2	$513.44	—	—	—	8.02%
	All contract charges	—	5	$287	1.06%	—
2019	Lowest contract charge 0.00% Service Class 2	$475.32	—	—	—	34.10%
	Highest contract charge 0.00% Service Class 2	$475.32	—	—	—	34.10%
	All contract charges	—	3	$194	1.24%	—

Franklin Small Cap Value VIP Fund
2023	Lowest contract charge 0.00% Class 2	$327.44	—	—	—	12.75%
	Highest contract charge 0.90% Class 2	$289.32	—	—	—	11.73%
	All contract charges	—	552	$27,529	0.52%	—
2022	Lowest contract charge 0.00% Class 2	$290.42	—	—	—	(10.06)%
	Highest contract charge 0.90% Class 2	$258.94	—	—	—	(10.87)%
	All contract charges	—	457	$23,585	0.99%	—

FSA-163

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Franklin Small Cap Value VIP Fund (Continued)
2021	Lowest contract charge 0.00% Class 2	$322.92	—	—	—	25.37%
	Highest contract charge 0.90% Class 2	$290.53	—	—	—	24.24%
	All contract charges	—	351	$22,920	1.00%	—
2020	Lowest contract charge 0.00% Class 2	$257.58	—	—	—	5.19%
	Highest contract charge 0.90% Class 2	$233.85	—	—	—	4.24%
	All contract charges	—	300	$16,104	1.50%	—
2019	Lowest contract charge 0.00% Class 2	$244.88	—	—	—	26.35%
	Highest contract charge 0.90% Class 2	$224.33	—	—	—	25.21%
	All contract charges	—	204	$13,349	1.07%	—

Invesco V.I. Diversified Dividend Fund
2023	Lowest contract charge 0.00% Series II	$295.19	—	—	—	8.77%
	Highest contract charge 0.00% Series II	$295.19	—	—	—	8.77%
	All contract charges	—	388	$12,361	1.63%	—
2022	Lowest contract charge 0.00% Series II	$271.39	—	—	—	(1.92)%
	Highest contract charge 0.00% Series II	$271.39	—	—	—	(1.92)%
	All contract charges	—	457	$13,894	1.30%	—
2021	Lowest contract charge 0.00% Series II	$276.71	—	—	—	18.59%
	Highest contract charge 0.00% Series II	$276.71	—	—	—	18.59%
	All contract charges	—	606	$19,814	2.00%	—
2020	Lowest contract charge 0.00% Series II	$233.33	—	—	—	(0.13)%
	Highest contract charge 0.00% Series II	$233.33	—	—	—	(0.13)%
	All contract charges	—	607	$16,387	2.88%	—
2019	Lowest contract charge 0.00% Series II	$233.64	—	—	—	24.77%
	Highest contract charge 0.00% Series II	$233.64	—	—	—	24.77%
	All contract charges	—	625	$17,863	2.73%	—

Invesco V.I. Main Street Mid Cap Fund
2023	Lowest contract charge 0.00% Series II	$261.07	—	—	—	14.14%
	Highest contract charge 0.90% Series II	$230.68	—	—	—	13.12%
	All contract charges	—	58	$ 4,469	0.04%	—
2022	Lowest contract charge 0.00% Series II	$228.72	—	—	—	(14.46)%
	Highest contract charge 0.90% Series II	$203.93	—	—	—	(15.22)%
	All contract charges	—	32	$ 3,451	0.07%	—
2021	Lowest contract charge 0.00% Series II	$267.37	—	—	—	22.87%
	Highest contract charge 0.90% Series II	$240.54	—	—	—	21.76%
	All contract charges	—	41	$ 4,705	0.25%	—
2020	Lowest contract charge 0.00% Series II	$217.61	—	—	—	8.94%
	Highest contract charge 0.90% Series II	$197.56	—	—	—	7.96%
	All contract charges	—	39	$ 3,792	0.48%	—
2019	Lowest contract charge 0.00% Series II	$199.75	—	—	—	25.04%
	Highest contract charge 0.90% Series II	$182.99	—	—	—	23.91%
	All contract charges	—	47	$ 4,248	0.21%	—

Invesco V.I. Small Cap Equity Fund
2023	Lowest contract charge 0.00% Series II	$310.66	—	—	—	16.26%
	Highest contract charge 0.90% Series II	$274.50	—	—	—	15.22%
	All contract charges	—	60	$ 8,550	0.00%	—
2022	Lowest contract charge 0.00% Series II	$267.22	—	—	—	(20.73)%
	Highest contract charge 0.90% Series II	$238.25	—	—	—	(21.44)%
	All contract charges	—	62	$ 7,464	0.00%	—
2021	Lowest contract charge 0.00% Series II	$337.11	—	—	—	20.10%
	Highest contract charge 0.90% Series II	$303.29	—	—	—	19.01%
	All contract charges	—	72	$10,218	0.00%	—
2020	Lowest contract charge 0.00% Series II	$280.70	—	—	—	26.86%
	Highest contract charge 0.90% Series II	$254.84	—	—	—	25.73%
	All contract charges	—	53	$ 7,669	0.03%	—
2019	Lowest contract charge 0.00% Series II	$221.26	—	—	—	26.33%

FSA-164

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Invesco V.I. Small Cap Equity Fund (Continued)
	Highest contract charge 0.90% Series II	$202.69	—	—	—	25.19%
	All contract charges	—	50	$6,207	0.00%	—

Janus Henderson Balanced Portfolio
2023	Lowest contract charge 0.00% Class Service Shares	$ 10.68	—	—	—	15.33%
	Highest contract charge 0.00% Class Service Shares	$ 10.68	—	—	—	15.33%
	All contract charges	—	112	$1,837	1.88%	—
2022	Lowest contract charge 0.00% Class Service Shares	$ 9.26	—	—	—	(16.50)%
	Highest contract charge 0.00% Class Service Shares	$ 9.26	—	—	—	(16.50)%
	All contract charges	—	38	$980	1.41%	—
2021	Lowest contract charge 0.00% Class Service Shares (f)	$ 11.09	—	—	—	10.13%
	Highest contract charge 0.00% Class Service Shares (f)	$ 11.09	—	—	—	10.13%
	All contract charges	—	—	$7	0.61%	—

Lord Abbett Series Fund — Bond Debenture Portfolio
2023	Lowest contract charge 0.00% Class VC Shares	$107.88	—	—	—	6.72%
	Highest contract charge 0.00% Class VC Shares	$107.88	—	—	—	6.72%
	All contract charges	—	226	$2,839	6.67%	—
2022	Lowest contract charge 0.00% Class VC Shares	$101.09	—	—	—	(12.67)%
	Highest contract charge 0.00% Class VC Shares	$101.09	—	—	—	(12.67)%
	All contract charges	—	132	$1,575	6.16%	—
2021	Lowest contract charge 0.00% Class VC Shares	$115.76	—	—	—	3.43%
	Highest contract charge 0.00% Class VC Shares	$115.76	—	—	—	3.43%
	All contract charges	—	68	$907	4.81%	—
2020	Lowest contract charge 0.00% Class VC Shares	$111.92	—	—	—	7.46%
	Highest contract charge 0.00% Class VC Shares	$111.92	—	—	—	7.46%
	All contract charges	—	19	$240	19.20%	—
2019	Lowest contract charge 0.00% Class VC Shares (a)	$104.15	—	—	—	2.11%
	Highest contract charge 0.00% Class VC Shares (a)	$104.15	—	—	—	2.11%
	All contract charges	—	—	$—	0.00%	—

MFS® Investors Trust Series
2023	Lowest contract charge 0.00% Service Class	$406.89	—	—	—	18.66%
	Highest contract charge 0.90% Service Class	$359.53	—	—	—	17.60%
	All contract charges	—	11	$4,501	0.48%	—
2022	Lowest contract charge 0.00% Service Class	$342.89	—	—	—	(16.69)%
	Highest contract charge 0.90% Service Class	$305.72	—	—	—	(17.44)%
	All contract charges	—	12	$4,034	0.36%	—
2021	Lowest contract charge 0.00% Service Class	$411.57	—	—	—	26.51%
	Highest contract charge 0.90% Service Class	$370.29	—	—	—	25.37%
	All contract charges	—	15	$6,188	0.40%	—
2020	Lowest contract charge 0.00% Service Class	$325.33	—	—	—	13.60%
	Highest contract charge 0.90% Service Class	$295.36	—	—	—	12.58%
	All contract charges	—	14	$4,212	0.42%	—
2019	Lowest contract charge 0.00% Service Class	$286.39	—	—	—	31.25%
	Highest contract charge 0.90% Service Class	$262.36	—	—	—	30.07%
	All contract charges	—	16	$4,515	0.48%	—

MFS® Massachusetts Investors Growth Stock Portfolio
2023	Lowest contract charge 0.00% Service Class	$519.43	—	—	—	23.70%
	Highest contract charge 0.90% Service Class	$458.98	—	—	—	22.59%
	All contract charges	—	24	$11,906	0.05%	—

FSA-165

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

MFS® Massachusetts Investors Growth Stock Portfolio (Continued)
2022	Lowest contract charge 0.00% Service Class	$419.90	—	—	—	(19.45)%
	Highest contract charge 0.90% Service Class	$374.39	—	—	—	(20.17)%
	All contract charges	—	24	$ 10,173	0.00%	—
2021	Lowest contract charge 0.00% Service Class	$521.27	—	—	—	25.66%
	Highest contract charge 0.90% Service Class	$468.99	—	—	—	24.53%
	All contract charges	—	27	$ 14,080	0.03%	—
2020	Lowest contract charge 0.00% Service Class	$414.83	—	—	—	22.20%
	Highest contract charge 0.90% Service Class	$376.62	—	—	—	21.10%
	All contract charges	—	29	$ 12,089	0.22%	—
2019	Lowest contract charge 0.00% Service Class	$339.48	—	—	—	39.59%
	Highest contract charge 0.90% Service Class	$311.00	—	—	—	38.33%
	All contract charges	—	36	$11,873	0.36%	—

Multimanager Aggressive Equity
2023	Lowest contract charge 0.00% Class IA	$816.14	—	—	—	38.30%
	Highest contract charge 0.90% Class IA	$761.55	—	—	—	37.06%
	All contract charges	—	326	$577,881	0.38%	—
2022	Lowest contract charge 0.00% Class IA	$590.13	—	—	—	(32.17)%
	Highest contract charge 0.90% Class IA	$555.64	—	—	—	(32.78)%
	All contract charges	—	350	$450,513	0.00%	—
2021	Lowest contract charge 0.00% Class IA	$869.97	—	—	—	20.50%
	Highest contract charge 0.90% Class IA	$826.56	—	—	—	19.42%
	All contract charges	—	377	$707,067	0.00%	—
2020	Lowest contract charge 0.00% Class IA	$721.95	—	—	—	38.82%
	Highest contract charge 0.90% Class IA	$692.16	—	—	—	37.57%
	All contract charges	—	388	$623,036	0.00%	—
2019	Lowest contract charge 0.00% Class IA	$520.07	—	—	—	33.35%
	Highest contract charge 0.90% Class IA	$503.13	—	—	—	32.15%
	All contract charges	—	422	$493,784	0.76%	—

Multimanager Aggressive Equity
2023	Lowest contract charge 0.00% Class IB	$415.66	—	—	—	38.30%
	Highest contract charge 0.60% Class IB	$359.91	—	—	—	37.47%
	All contract charges	—	281	$54,896	0.38%	—
2022	Lowest contract charge 0.00% Class IB	$300.56	—	—	—	(32.17)%
	Highest contract charge 0.60% Class IB	$261.81	—	—	—	(32.57)%
	All contract charges	—	229	$40,442	0.00%	—
2021	Lowest contract charge 0.00% Class IB	$443.08	—	—	—	20.50%
	Highest contract charge 0.60% Class IB	$388.29	—	—	—	19.78%
	All contract charges	—	168	$57,417	0.00%	—
2020	Lowest contract charge 0.00% Class IB	$367.70	—	—	—	38.82%
	Highest contract charge 0.60% Class IB	$324.17	—	—	—	37.99%
	All contract charges	—	150	$49,503	0.00%	—
2019	Lowest contract charge 0.00% Class IB	$264.88	—	—	—	33.35%
	Highest contract charge 0.60% Class IB	$234.93	—	—	—	32.55%
	All contract charges	—	160	$39,428	0.76%	—

Multimanager Core Bond
2023	Lowest contract charge 0.00% Class IA	$183.88	—	—	—	5.07%
	Highest contract charge 0.60% Class IA	$169.89	—	—	—	4.45%
	All contract charges	—	246	$17,889	2.93%	—
2022	Lowest contract charge 0.00% Class IA	$175.00	—	—	—	(12.73)%
	Highest contract charge 0.60% Class IA	$162.65	—	—	—	(13.26)%
	All contract charges	—	199	$15,884	2.32%	—
2021	Lowest contract charge 0.00% Class IA	$200.53	—	—	—	(1.43)%
	Highest contract charge 0.60% Class IA	$187.51	—	—	—	(2.02)%
	All contract charges	—	205	$21,019	1.45%	—
2020	Lowest contract charge 0.00% Class IA	$203.44	—	—	—	6.26%

FSA-166

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Multimanager Core Bond (Continued)
	Highest contract charge 0.60% Class IA	$ 191.38	—	—	—	5.62%
	All contract charges	—	196	$20,836	1.93%	—
2019	Lowest contract charge 0.00% Class IA	$ 191.46	—	—	—	7.38%
	Highest contract charge 0.60% Class IA	$ 181.19	—	—	—	6.74%
	All contract charges	—	193	$19,616	2.14%	—

Multimanager Core Bond
2023	Lowest contract charge 0.00% Class IB	$ 189.57	—	—	—	5.09%
	Highest contract charge 0.90% Class IB	$ 155.39	—	—	—	4.15%
	All contract charges	—	207	$36,651	2.93%	—
2022	Lowest contract charge 0.00% Class IB	$ 180.39	—	—	—	(12.73)%
	Highest contract charge 0.90% Class IB	$ 149.20	—	—	—	(13.52)%
	All contract charges	—	210	$35,269	2.32%	—
2021	Lowest contract charge 0.00% Class IB	$ 206.71	—	—	—	(1.43)%
	Highest contract charge 0.90% Class IB	$ 172.53	—	—	—	(2.32)%
	All contract charges	—	224	$43,566	1.45%	—
2020	Lowest contract charge 0.00% Class IB	$ 209.71	—	—	—	6.26%
	Highest contract charge 0.90% Class IB	$ 176.62	—	—	—	5.31%
	All contract charges	—	224	$43,888	1.93%	—
2019	Lowest contract charge 0.00% Class IB	$ 197.36	—	—	—	7.38%
	Highest contract charge 0.90% Class IB	$ 167.72	—	—	—	6.41%
	All contract charges	—	231	$42,942	2.14%	—

Multimanager Technology
2023	Lowest contract charge 0.00% Class IA	$1,731.94	—	—	—	49.54%
	Highest contract charge 0.60% Class IA	$ 848.65	—	—	—	48.65%
	All contract charges	—	89	$46,690	0.00%	—
2022	Lowest contract charge 0.00% Class IA	$1,158.14	—	—	—	(37.30)%
	Highest contract charge 0.60% Class IA	$ 570.90	—	—	—	(37.67)%
	All contract charges	—	87	$33,030	0.00%	—
2021	Lowest contract charge 0.00% Class IA	$1,847.01	—	—	—	20.82%
	Highest contract charge 0.60% Class IA	$ 915.97	—	—	—	20.10%
	All contract charges	—	90	$52,833	0.00%	—
2020	Lowest contract charge 0.00% Class IA	$1,528.68	—	—	—	53.27%
	Highest contract charge 0.60% Class IA	$ 762.68	—	—	—	52.35%
	All contract charges	—	80	$44,996	0.12%	—
2019	Lowest contract charge 0.00% Class IA	$ 997.39	—	—	—	37.87%
	Highest contract charge 0.60% Class IA	$ 500.61	—	—	—	37.04%
	All contract charges	—	67	$28,563	0.15%	—

Multimanager Technology
2023	Lowest contract charge 0.00% Class IB	$1,408.01	—	—	—	49.54%
	Highest contract charge 0.90% Class IB	$ 711.41	—	—	—	48.20%
	All contract charges	—	523	$213,926	0.00%	—
2022	Lowest contract charge 0.00% Class IB	$ 941.54	—	—	—	(37.30)%
	Highest contract charge 0.90% Class IB	$ 480.02	—	—	—	(37.86)%
	All contract charges	—	430	$142,780	0.00%	—
2021	Lowest contract charge 0.00% Class IB	$1,501.58	—	—	—	20.82%
	Highest contract charge 0.90% Class IB	$ 772.50	—	—	—	19.74%
	All contract charges	—	345	$231,063	0.00%	—
2020	Lowest contract charge 0.00% Class IB	$1,242.78	—	—	—	53.27%
	Highest contract charge 0.90% Class IB	$ 645.17	—	—	—	51.89%
	All contract charges	—	290	$200,982	0.12%	—
2019	Lowest contract charge 0.00% Class IB	$ 810.86	—	—	—	37.87%
	Highest contract charge 0.90% Class IB	$ 424.76	—	—	—	36.63%
	All contract charges	—	276	$139,845	0.15%	—

Natural Resources Portfolio
2023	Lowest contract charge 0.00% Class II	$ 95.06	—	—	—	1.58%

FSA-167

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Natural Resources Portfolio (Continued)
	Highest contract charge 0.00% Class II	$ 95.06	—	—	—	1.58%
	All contract charges	—	139	$3,993	0.00%	—
2022	Lowest contract charge 0.00% Class II	$ 93.58	—	—	—	21.55%
	Highest contract charge 0.00% Class II	$ 93.58	—	—	—	21.55%
	All contract charges	—	161	$5,158	0.00%	—
2021	Lowest contract charge 0.00% Class II	$ 76.99	—	—	—	25.02%
	Highest contract charge 0.00% Class II	$ 76.99	—	—	—	25.02%
	All contract charges	—	108	$2,855	0.00%	—
2020	Lowest contract charge 0.00% Class II	$ 61.58	—	—	—	11.82%
	Highest contract charge 0.00% Class II	$ 61.58	—	—	—	11.82%
	All contract charges	—	89	$1,607	0.00%	—
2019	Lowest contract charge 0.00% Class II	$ 55.07	—	—	—	10.25%
	Highest contract charge 0.00% Class II	$ 55.07	—	—	—	10.25%
	All contract charges	—	79	$1,356	0.00%	—

PIMCO CommodityRealReturn® Strategy Portfolio
2023	Lowest contract charge 0.00% Advisor Class	$ 93.89	—	—	—	(7.93)%
	Highest contract charge 0.90% Advisor Class	$ 82.96	—	—	—	(8.76)%
	All contract charges	—	255	$18,476	15.81%	—
2022	Lowest contract charge 0.00% Advisor Class	$101.98	—	—	—	8.66%
	Highest contract charge 0.90% Advisor Class	$ 90.93	—	—	—	7.69%
	All contract charges	—	253	$21,540	20.71%	—
2021	Lowest contract charge 0.00% Advisor Class	$ 93.85	—	—	—	33.10%
	Highest contract charge 0.90% Advisor Class	$ 84.44	—	—	—	31.92%
	All contract charges	—	200	$17,425	4.14%	—
2020	Lowest contract charge 0.00% Advisor Class	$ 70.51	—	—	—	1.23%
	Highest contract charge 0.90% Advisor Class	$ 64.01	—	—	—	0.31%
	All contract charges	—	182	$12,315	6.14%	—
2019	Lowest contract charge 0.00% Advisor Class	$ 69.65	—	—	—	11.35%
	Highest contract charge 0.90% Advisor Class	$ 63.81	—	—	—	10.36%
	All contract charges	—	165	$11,305	4.35%	—

T. Rowe Price Blue Chip Growth Portfolio
2023	Lowest contract charge 0.00% Class II	$ 15.38	—	—	—	49.32%
	Highest contract charge 0.00% Class II	$ 15.38	—	—	—	49.32%
	All contract charges	—	49	$1,010	0.00%	—
2022	Lowest contract charge 0.00% Class II (l)	$ 10.30	—	—	—	(4.63)%
	Highest contract charge 0.00% Class II (l)	$ 10.30	—	—	—	(4.63)%
	All contract charges	—	2	$21	0.00%	—

T. Rowe Price Equity Income Portfolio
2023	Lowest contract charge 0.00% Class II	$318.91	—	—	—	9.31%
	Highest contract charge 0.90% Class II	$281.79	—	—	—	8.33%
	All contract charges	—	234	$23,582	1.89%	—
2022	Lowest contract charge 0.00% Class II	$291.74	—	—	—	(3.59)%
	Highest contract charge 0.90% Class II	$260.12	—	—	—	(4.45)%
	All contract charges	—	167	$22,414	1.67%	—
2021	Lowest contract charge 0.00% Class II	$302.59	—	—	—	25.21%
	Highest contract charge 0.90% Class II	$272.24	—	—	—	24.09%
	All contract charges	—	119	$22,898	1.40%	—
2020	Lowest contract charge 0.00% Class II	$241.66	—	—	—	0.96%
	Highest contract charge 0.90% Class II	$219.39	—	—	—	0.05%
	All contract charges	—	79	$17,191	2.12%	—
2019	Lowest contract charge 0.00% Class II	$239.36	—	—	—	26.04%
	Highest contract charge 0.90% Class II	$219.28	—	—	—	24.91%
	All contract charges	—	69	$16,187	2.08%	—

T. Rowe Price Mid-Cap Growth Portfolio
2023	Lowest contract charge 0.00% Class II	$ 12.64	—	—	—	20.04%

FSA-168

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

T. Rowe Price Mid-Cap Growth Portfolio (Continued)
	Highest contract charge 0.00% Class II	$ 12.64	—	—	—	20.04%
	All contract charges	—	17	$611	0.00%	—
2022	Lowest contract charge 0.00% Class II (l)	$ 10.53	—	—	—	(1.77)%
	Highest contract charge 0.00% Class II (l)	$ 10.53	—	—	—	(1.77)%
	All contract charges	—	—	$—	0.00%	—

Target 2015 Allocation
2023	Lowest contract charge 0.00% Class IB	$191.98	—	—	—	9.94%
	Highest contract charge 0.00% Class IB	$191.98	—	—	—	9.94%
	All contract charges	—	9	$302	1.22%	—
2022	Lowest contract charge 0.00% Class IB	$174.62	—	—	—	(14.14)%
	Highest contract charge 0.00% Class IB	$174.62	—	—	—	(14.14)%
	All contract charges	—	26	$807	1.79%	—
2021	Lowest contract charge 0.00% Class IB	$203.37	—	—	—	6.27%
	Highest contract charge 0.00% Class IB	$203.37	—	—	—	6.27%
	All contract charges	—	29	$1,259	0.98%	—
2020	Lowest contract charge 0.00% Class IB	$191.38	—	—	—	10.31%
	Highest contract charge 0.00% Class IB	$191.38	—	—	—	10.31%
	All contract charges	—	85	$2,807	2.22%	—
2019	Lowest contract charge 0.00% Class IB	$173.49	—	—	—	15.00%
	Highest contract charge 0.00% Class IB	$173.49	—	—	—	15.00%
	All contract charges	—	66	$2,298	1.94%	—

Target 2025 Allocation
2023	Lowest contract charge 0.00% Class IB	$231.15	—	—	—	13.63%
	Highest contract charge 0.80% Class IB	$146.10	—	—	—	12.72%
	All contract charges	—	100	$8,051	2.00%	—
2022	Lowest contract charge 0.00% Class IB	$203.42	—	—	—	(15.24)%
	Highest contract charge 0.80% Class IB	$129.61	—	—	—	(15.92)%
	All contract charges	—	126	$7,915	1.54%	—
2021	Lowest contract charge 0.00% Class IB	$240.00	—	—	—	10.73%
	Highest contract charge 0.80% Class IB	$154.15	—	—	—	9.85%
	All contract charges	—	134	$11,210	1.40%	—
2020	Lowest contract charge 0.00% Class IB	$216.74	—	—	—	12.28%
	Highest contract charge 0.80% Class IB	$140.33	—	—	—	11.37%
	All contract charges	—	169	$16,063	1.88%	—
2019	Lowest contract charge 0.00% Class IB	$193.04	—	—	—	19.37%
	Highest contract charge 0.80% Class IB	$126.00	—	—	—	18.43%
	All contract charges	—	174	$14,449	1.94%	—

Target 2035 Allocation
2023	Lowest contract charge 0.00% Class IB	$259.26	—	—	—	16.54%
	Highest contract charge 0.60% Class IB	$162.79	—	—	—	15.84%
	All contract charges	—	127	$10,682	1.82%	—
2022	Lowest contract charge 0.00% Class IB	$222.47	—	—	—	(16.29)%
	Highest contract charge 0.60% Class IB	$140.53	—	—	—	(16.79)%
	All contract charges	—	145	$8,974	1.50%	—
2021	Lowest contract charge 0.00% Class IB	$265.77	—	—	—	14.07%
	Highest contract charge 0.60% Class IB	$168.89	—	—	—	13.39%
	All contract charges	—	120	$9,388	1.56%	—
2020	Lowest contract charge 0.00% Class IB	$232.99	—	—	—	13.68%
	Highest contract charge 0.60% Class IB	$148.95	—	—	—	12.99%
	All contract charges	—	210	$10,674	1.86%	—
2019	Lowest contract charge 0.00% Class IB	$204.95	—	—	—	22.33%
	Highest contract charge 0.60% Class IB	$131.82	—	—	—	21.59%
	All contract charges	—	155	$7,266	1.74%	—

FSA-169

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Target 2045 Allocation
2023	Lowest contract charge 0.00% Class IB	$277.04	—	—	—	18.13%
	Highest contract charge 0.80% Class IB	$168.99	—	—	—	17.18%
	All contract charges	—	111	$8,209	1.61%	—
2022	Lowest contract charge 0.00% Class IB	$234.53	—	—	—	(16.78)%
	Highest contract charge 0.80% Class IB	$144.21	—	—	—	(17.44)%
	All contract charges	—	107	$7,089	1.35%	—
2021	Lowest contract charge 0.00% Class IB	$281.81	—	—	—	16.32%
	Highest contract charge 0.80% Class IB	$174.68	—	—	—	15.38%
	All contract charges	—	107	$7,371	1.97%	—
2020	Lowest contract charge 0.00% Class IB	$242.28	—	—	—	14.09%
	Highest contract charge 0.80% Class IB	$151.39	—	—	—	13.18%
	All contract charges	—	90	$6,033	1.63%	—
2019	Lowest contract charge 0.00% Class IB	$212.36	—	—	—	24.34%
	Highest contract charge 0.60% Class IB	$135.03	—	—	—	23.60%
	All contract charges	—	74	$4,947	1.86%	—

Target 2055 Allocation
2023	Lowest contract charge 0.00% Class IB	$194.22	—	—	—	19.83%
	Highest contract charge 0.60% Class IB	$184.34	—	—	—	19.11%
	All contract charges	—	90	$6,607	1.50%	—
2022	Lowest contract charge 0.00% Class IB	$162.08	—	—	—	(17.56)%
	Highest contract charge 0.60% Class IB	$154.76	—	—	—	(18.06)%
	All contract charges	—	76	$4,955	1.14%	—
2021	Lowest contract charge 0.00% Class IB	$196.61	—	—	—	18.26%
	Highest contract charge 0.60% Class IB	$188.87	—	—	—	17.56%
	All contract charges	—	70	$5,365	2.30%	—
2020	Lowest contract charge 0.00% Class IB	$166.25	—	—	—	14.92%
	Highest contract charge 0.60% Class IB	$160.66	—	—	—	14.22%
	All contract charges	—	54	$3,649	2.03%	—
2019	Lowest contract charge 0.00% Class IB	$144.67	—	—	—	26.79%
	Highest contract charge 0.60% Class IB	$140.66	—	—	—	26.03%
	All contract charges	—	33	$1,713	1.81%	—

Templeton Developing Markets VIP Fund
2023	Lowest contract charge 0.00% Class 2	$134.81	—	—	—	12.62%
	Highest contract charge 0.90% Class 2	$119.11	—	—	—	11.61%
	All contract charges	—	305	$19,505	2.09%	—
2022	Lowest contract charge 0.00% Class 2	$119.70	—	—	—	(21.98)%
	Highest contract charge 0.90% Class 2	$106.72	—	—	—	(22.68)%
	All contract charges	—	255	$17,805	2.57%	—
2021	Lowest contract charge 0.00% Class 2	$153.43	—	—	—	(5.74)%
	Highest contract charge 0.90% Class 2	$138.03	—	—	—	(6.59)%
	All contract charges	—	196	$22,005	0.89%	—
2020	Lowest contract charge 0.00% Class 2	$162.77	—	—	—	17.19%
	Highest contract charge 0.90% Class 2	$147.77	—	—	—	16.13%
	All contract charges	—	142	$22,234	4.11%	—
2019	Lowest contract charge 0.00% Class 2	$138.90	—	—	—	26.70%
	Highest contract charge 0.90% Class 2	$127.25	—	—	—	25.56%
	All contract charges	—	135	$18,318	1.04%	—

Templeton Global Bond VIP Fund
2023	Lowest contract charge 0.00% Class 2	$114.07	—	—	—	2.89%
	Highest contract charge 0.90% Class 2	$100.79	—	—	—	1.96%
	All contract charges	—	729	$39,722	0.00%	—
2022	Lowest contract charge 0.00% Class 2	$110.87	—	—	—	(4.95)%
	Highest contract charge 0.90% Class 2	$ 98.85	—	—	—	(5.80)%
	All contract charges	—	738	$40,129	0.00%	—

FSA-170

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Templeton Global Bond VIP Fund (Continued)
2021	Lowest contract charge 0.00% Class 2	$116.64	—	—	—	(4.99)%
	Highest contract charge 0.90% Class 2	$104.94	—	—	—	(5.85)%
	All contract charges	—	717	$43,887	0.00%	—
2020	Lowest contract charge 0.00% Class 2	$122.77	—	—	—	(5.28)%
	Highest contract charge 0.90% Class 2	$111.46	—	—	—	(6.13)%
	All contract charges	—	661	$42,826	8.36%	—
2019	Lowest contract charge 0.00% Class 2	$129.62	—	—	—	2.01%
	Highest contract charge 0.90% Class 2	$118.74	—	—	—	1.09%
	All contract charges	—	668	$48,514	7.12%	—

VanEck VIP Global Resources Fund
2023	Lowest contract charge 0.00% Class S Shares	$ 97.79	—	—	—	(3.84)%
	Highest contract charge 0.90% Class S Shares	$ 86.40	—	—	—	(4.70)%
	All contract charges	—	176	$14,882	2.58%	—
2022	Lowest contract charge 0.00% Class S Shares	$101.69	—	—	—	8.12%
	Highest contract charge 0.90% Class S Shares	$ 90.66	—	—	—	7.15%
	All contract charges	—	185	$17,096	1.56%	—
2021	Lowest contract charge 0.00% Class S Shares	$ 94.05	—	—	—	18.68%
	Highest contract charge 0.90% Class S Shares	$ 84.61	—	—	—	17.61%
	All contract charges	—	169	$15,009	0.31%	—
2020	Lowest contract charge 0.00% Class S Shares	$ 79.25	—	—	—	18.82%
	Highest contract charge 0.90% Class S Shares	$ 71.94	—	—	—	17.76%
	All contract charges	—	172	$13,284	0.77%	—
2019	Lowest contract charge 0.00% Class S Shares	$ 66.70	—	—	—	11.56%
	Highest contract charge 0.90% Class S Shares	$ 61.09	—	—	—	10.53%
	All contract charges	—	162	$10,697	0.00%	—

Vanguard Variable Insurance Fund — Equity Index Portfolio
2023	Lowest contract charge 0.60% Common Shares	$541.27	—	—	—	25.36%
	Highest contract charge 0.60% Common Shares	$541.27	—	—	—	25.36%
	All contract charges	—	29	$15,612	1.52%	—
2022	Lowest contract charge 0.60% Common Shares	$431.77	—	—	—	(18.72)%
	Highest contract charge 0.60% Common Shares	$431.77	—	—	—	(18.72)%
	All contract charges	—	36	$15,746	1.35%	—
2021	Lowest contract charge 0.60% Common Shares	$531.21	—	—	—	27.78%
	Highest contract charge 0.60% Common Shares	$531.21	—	—	—	27.78%
	All contract charges	—	39	$20,717	1.28%	—
2020	Lowest contract charge 0.60% Common Shares	$415.73	—	—	—	17.49%
	Highest contract charge 0.60% Common Shares	$415.73	—	—	—	17.49%
	All contract charges	—	40	$16,823	1.70%	—
2019	Lowest contract charge 0.60% Common Shares	$353.83	—	—	—	30.51%
	Highest contract charge 0.60% Common Shares	$353.83	—	—	—	30.51%
	All contract charges	—	42	$14,834	2.12%	—

(a)	Units were made available on July 15, 2019.
(b)	Units were made available on November 18, 2019, however it had no outstanding units as of December 31, 2019 and December 31,2020.
(c)	Units were made available on November 18, 2019, however it had no outstanding units as of December 31, 2019.
(d)	Units were made available on June 5, 2020.
(e)	Units were made available on June 12, 2020.
(f)	Units were made available on June 4, 2021.
(g)	Units were made available on May 23, 2022.
(h)	EQ/Common Stock Index replaced 1290 VT Low Volatility Global Equity due to a merger on November 11, 2022.
(i)	EQ/Core Plus Bond replaced EQ/Franklin Strategic Income due to a merger on November 11, 2022.
(j)	EQ/MFS International Growth replaced EQ/Invesco International Growth due to a merger on November 11, 2022.
(k)	Units were made available on November 11, 2022.
(l)	Units were made available on November 14, 2022.

FSA-171

SEPARATE ACCOUNT FP

Notes to Financial Statements (Concluded)

December 31, 2023

8.	Financial Highlights (Concluded)

*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.

**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2023 through April 12, 2024, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

FSA-172